UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07989

                                                       Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                                     Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                             Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period:   December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 77.77%
ASSET-BACKED SECURITIES — 4.71%**
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.25%	07/25/56	[1,2]	$24,142	$24,200
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.37%)
1.92%	01/25/35	[1,2]	20,142	19,906
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
2.66%	02/25/35	[1]	15,000	15,349
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.37%	10/27/36	[1]	15,000	15,092
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
2.02%	04/25/35	[1]	5,222	5,226
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
2.60%	03/25/36	[1]	6,657	6,697
Navient Student Loan Trust, Series 2017-4A, Class A2
(LIBOR USD 1-Month plus 0.50%)
2.05%	09/27/66	[1,2]	100,000	100,259
Nelnet Student Loan Trust, Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
2.13%	06/25/41	[1,2]	24,172	24,154
North Carolina State Education Authority, Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
2.27%	10/25/41	[1]	15,000	14,983
Northstar Education Finance, Inc., Series 2007-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.75%)
2.13%	01/29/46	[1]	10,000	9,674
Scholar Funding Trust, Series 2011-A, Class A
(LIBOR USD 3-Month plus 0.90%)
2.28%	10/28/43	[1,2]	5,003	4,960
SLM Student Loan Trust I, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.55%)
2.06%	12/15/27	[1,2]	110,303	110,616
SLM Student Loan Trust, Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
2.14%	12/15/25	[1,2]	97,810	98,277

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
1.92%	01/25/28	[1]	$91,824	$92,273
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
1.75%	10/25/24	[1]	81,644	81,646
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
2.87%	04/25/23	[1]	121,302	124,236
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.07%	03/25/26	[1]	89,864	90,215
SLM Student Loan Trust, Series 2011-2, Class A1
(LIBOR USD 1-Month plus 0.60%)
2.15%	11/25/27	[1]	13,800	13,895
SLM Student Loan Trust, Series 2013-3, Class A2
(LIBOR USD 1-Month plus 0.30%)
1.85%	05/26/20	[1]	21,952	21,952
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.10%	06/25/43	[1]	9,986	10,037

Total Asset-Backed Securities (Cost $878,581)				883,647

BANK LOANS — 0.49%*
Health Care — 0.11%
Gilead Sciences, Inc., Term Loan
(LIBOR plus 1.00%)
2.34%	09/08/22[1]		20,000	20,000

Industrials — 0.17%
Tyco International Holdings SARL, Term Loan, 1st Lien
(LIBOR plus 1.75%)
3.09%	03/06/20[1,3,4]		33,131	33,100

Information Technology — 0.21%
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.07%	12/31/18[1]		39,941	39,974

Total Bank Loans (Cost $93,150)				93,074

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 1

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 37.68%*
Automotive — 0.27%
General Motors Co.
3.50%	10/02/18		$50,000	$50,529

				50,529

Banking — 6.02%
Bank of America Corp.
3.00%	12/20/23	[2,5]	91,000	91,296
Bank of America Corp. (MTN)
5.65%	05/01/18		160,000	161,971
6.88%	04/25/18		225,000	228,399
Discover Bank
2.00%	02/21/18		100,000	100,003
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[2,6]	115,000	116,867
JPMorgan Chase & Co.
6.00%	01/15/18		80,000	80,112
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[6]	60,000	60,174
Wachovia Corp. (MTN)
5.75%	02/01/18		275,000	275,860
Wells Fargo & Co. (GMTN)
1.50%	01/16/18		15,000	14,998

				1,129,680

Communications — 1.79%
21st Century Fox America, Inc.
7.25%	05/18/18		100,000	101,887
AT&T, Inc.
5.50%	02/01/18		40,000	40,115
Rogers Communications, Inc. (Canada)
6.80%	08/15/18	[6]	35,000	35,967
Time Warner Cable LLC
6.75%	07/01/18		155,000	158,455

				336,424

Consumer Discretionary — 1.94%
Altria Group, Inc.
9.70%	11/10/18		70,000	74,478
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[2]	50,000	50,060
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[2,6]	115,000	114,915
Beam Suntory, Inc.
1.75%	06/15/18		75,000	74,879
Constellation Brands, Inc.
2.00%	11/07/19		50,000	49,698

				364,030

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Products — 0.21%
Newell Brands, Inc.
2.60%	03/29/19		$40,000	$40,069

				40,069

Electric — 2.26%
Consumers Energy Co.
5.65%	09/15/18		100,000	102,391
Jersey Central Power & Light Co.
7.35%	02/01/19		100,000	105,034
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		15,000	15,448
Progress Energy, Inc.
7.05%	03/15/19		70,000	73,993
Vectren Utility Holdings, Inc.
5.75%	08/01/18		75,000	76,546
Wisconsin Public Service Corp.
1.65%	12/04/18		50,000	49,843

				423,255

Energy — 0.75%
ONE Gas, Inc.
2.07%	02/01/19		60,000	60,022
Phillips 66
(LIBOR USD 3-Month plus 0.65%)
2.01%	04/15/19	[1,2]	80,000	80,050

				140,072

Finance — 10.15%
Air Lease Corp.
2.63%	09/04/18		75,000	75,241
American Express Co.
1.55%	05/22/18		40,000	39,956
7.00%	03/19/18		15,000	15,164
American Express Credit Corp. (MTN)
1.80%	07/31/18		30,000	29,983
Bear Stearns Cos. LLC (The)
7.25%	02/01/18		340,000	341,364
Citigroup, Inc.
1.70%	04/27/18		25,000	24,977
1.80%	02/05/18		180,000	179,985
2.05%	12/07/18		50,000	49,959
2.50%	09/26/18		45,000	45,056
6.13%	05/15/18		100,000	101,524
Ford Motor Credit Co. LLC
2.24%	06/15/18		25,000	24,983
5.00%	05/15/18		75,000	75,771
General Electric Corp. (MTN)
(LIBOR USD 3-Month plus 0.38%)
1.77%	05/05/26	[1]	30,000	28,935

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report December 2017

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
(LIBOR USD 3-Month plus 0.48%)
1.90%	08/15/36	[1]	$75,000	$65,233
General Motors Financial Co., Inc.
2.35%	10/04/19		50,000	49,874
3.25%	05/15/18		20,000	20,083
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		100,000	105,712
Goldman Sachs Group, Inc. (MTN) (The)
(LIBOR USD 3-Month plus 1.10%)
2.52%	11/15/18	[1]	25,000	25,178
Goldman Sachs Group, Inc. (The)
2.38%	01/22/18		10,000	10,003
5.95%	01/18/18		210,000	210,333
6.15%	04/01/18		15,000	15,159
International Lease Finance Corp.
7.13%	09/01/18	[2]	100,000	103,187
Morgan Stanley (GMTN)
6.63%	04/01/18		115,000	116,267
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
2.21%	02/14/20	[1]	150,000	150,623

				1,904,550

Food — 1.07%
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.20%	10/09/20	[1]	60,000	60,120
Kraft Heinz Foods Co.
6.13%	08/23/18		15,000	15,379
(LIBOR USD 3-Month plus 0.42%)
1.82%	08/09/19	[1]	75,000	75,031
Tyson Foods, Inc.
(LIBOR USD 3-Month plus 0.45%)
1.89%	08/21/20	[1]	50,000	50,209

				200,739

Health Care — 3.09%
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[6]	90,000	90,076
Anthem, Inc.
1.88%	01/15/18		40,000	39,998
2.25%	08/15/19		75,000	74,889
Baxalta, Inc.
2.00%	06/22/18		10,000	9,998
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	35,000	35,071
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[2]	75,000	78,487
6.50%	09/15/18	[2]	35,000	36,095

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Humana, Inc.
2.63%	10/01/19		$50,000	$50,233
Roche Holdings, Inc.
2.25%	09/30/19	[2]	75,000	75,216
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.40%	07/20/18	[6]	30,000	29,749
UnitedHealth Group, Inc.
6.00%	02/15/18		15,000	15,074
Universal Health Services, Inc.
3.75%	08/01/19	[2]	40,000	40,725
Valeant Pharmaceuticals International, Inc. (Canada)
5.88%	05/15/23	[2,6]	5,000	4,655

				580,266

Industrials — 1.27%
BAE Systems Holdings, Inc.
6.38%	06/01/19	[2]	50,000	52,777
L3 Technologies, Inc.
5.20%	10/15/19		60,000	62,896
United Technologies Corp. (STEP)
1.78%	05/04/18		35,000	34,949
WestRock RKT Co.
4.45%	03/01/19		85,000	86,918

				237,540

Information Technology — 0.72%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20	[2]	35,000	34,812
QUALCOMM, Inc.
1.85%	05/20/19		100,000	99,642

				134,454

Materials — 0.47%
Dow Chemical Co. (The)
8.55%	05/15/19		50,000	54,146
Monsanto Co.
2.13%	07/15/19		35,000	34,890

				89,036

Real Estate Investment Trust (REIT) — 5.59%
American Tower Corp.
3.40%	02/15/19		75,000	75,812
Boston Properties LP
5.63%	11/15/20		15,000	16,233
5.88%	10/15/19		75,000	79,087
HCP, Inc.
2.63%	02/01/20		100,000	100,334

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 3

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
3.75%	02/01/19		$50,000	$50,641
Highwoods Realty LP
7.50%	04/15/18		95,000	96,377
Realty Income Corp.
2.00%	01/31/18		110,000	109,985
SL Green Realty Corp.
5.00%	08/15/18		140,000	141,768
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		55,000	54,998
4.00%	04/30/19		90,000	91,621
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	115,000	115,738
Welltower, Inc.
2.25%	03/15/18		115,000	115,073

				1,047,667

Retail — 0.67%
CVS Health Corp.
2.25%	12/05/18		125,000	125,084

				125,084

Services — 0.94%
Moody’s Corp.
(LIBOR USD 3-Month plus 0.35%)
1.84%	09/04/18	[1]	50,000	50,088
Republic Services, Inc.
3.80%	05/15/18		125,000	125,828

				175,916

Transportation — 0.47%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		5,046	5,049
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		30,660	32,984
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		48,029	50,625

				88,658

Total Corporates
(Cost $7,067,124)				7,067,969

MORTGAGE-BACKED — 25.77%**

Non-Agency Commercial
Mortgage-Backed — 9.59%
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T18, Class E
5.26%	02/13/42	[2,5]	75,506	75,550

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.77%	07/10/38	[5]	$20,656	$20,806
Commercial Mortgage Trust, Series 2012-CR4, Class XA
1.80%	10/15/45	[3,4,5]	382,248	24,423
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2
4.53%	11/10/46	[2]	18,579	18,865
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28	[2]	40,000	41,060
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[2]	18,184	18,600
GS Mortgage Securities Trust, Series2013-GC13, Class A2
2.81%	07/10/46		7,172	7,181
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[2]	5,781	5,704
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2
3.02%	08/15/46		72,720	73,232
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2
2.98%	11/15/45		21,359	21,467
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2
3.00%	01/15/47		52,283	52,524
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A2
3.09%	07/15/48		120,000	121,162
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2
3.62%	11/15/43	[2]	12,243	12,377
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[2]	15,560	15,641
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class ASB
3.41%	01/15/46		55,000	56,284
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2
3.07%	12/15/46		111,090	111,688
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class A3
3.14%	06/15/45		205,809	206,991

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report December 2017

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class XCL (IO)
0.48%	09/15/39	[2,3,4,5]	$1,650,853	$10,701
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A3
2.83%	08/15/45		132,774	134,112
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2
3.09%	08/15/46		125,858	126,484
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A2
3.00%	10/15/46		120,000	120,591
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2
1.97%	05/15/46		29,906	29,890
Morgan Stanley Capital I Trust, Series 2011-C3, Class A3
4.05%	07/15/49		83,031	85,132
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3
4.00%	03/15/44	[2]	153,190	154,897
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class A2
1.96%	05/15/45		188,533	188,393
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2
3.22%	09/15/46		63,779	64,219

				1,797,974

Non-Agency Mortgage-Backed — 7.27%
Ameriquest Mortgage Securities, Inc., Series 2005-R3, Class M2
(LIBOR USD 1-Month plus 0.47%)
2.02%	05/25/35	[1]	36,844	36,880
Asset-Backed Funding Certificates, Series 2006-OPT1, Class A2
(LIBOR USD 1-Month plus 0.14%)
1.69%	09/25/36	[1]	42,381	42,093
Banc of America Funding Trust, Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.29%)
1.79%	07/20/36	[1]	70,072	70,309
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.62%	05/27/37	[2,5]	4,971	4,983
BCAP LLC Trust, Series 2012-RR11, Class 2A3
1.45%	08/26/36	[2,5]	84,847	85,006
BCAP LLC Trust, Series 2014-RR1, Class 3A3
(LIBOR USD 1-Month plus 0.16%)
1.49%	03/26/37	[1,2]	91,748	90,916

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ALT-A Trust, Series 2004-11, Class 1A1
(LIBOR USD 1-Month plus 0.68%)
2.23%	11/25/34	[1]	$11,519	$11,476
Centex Home Equity Loan Trust, Series 2002-C, Class AF4 (STEP)
4.98%	06/25/31		8,735	8,820
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Class M2
(LIBOR USD 1-Month plus 0.34%)
1.89%	01/25/36	[1]	28,083	28,164
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
(Federal Reserve US 12-Month Cumualtive
Average plus 1.10%)
2.16%	08/25/35	[1]	25,499	16,316
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
2.45%	10/25/47	[1]	123,258	116,530
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.15%	05/25/35	[1]	24,752	23,150
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[2]	403	410
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		14,246	14,367
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
(LIBOR USD 1-Month plus 1.02%)
2.35%	11/25/33	[1]	18,617	18,240
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.37%)
1.87%	07/19/44	[1]	5,888	5,881
First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
1.83%	03/25/36	[1]	120,000	118,379
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.84%	04/19/36	[5]	106,379	101,268
HarborView Mortgage Loan Trust, Series 2005-4, Class 2A
3.84%	07/19/35	[5]	4,814	4,600

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 5

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued) Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
(LIBOR USD 1-Month plus 0.86%)
2.41%	08/25/34	[1]	$9,799	$9,041
IndyMac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2
(LIBOR USD 1-Month plus 0.18%)
1.51%	02/25/37	[1]	2,589	2,588
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4
(LIBOR USD 1-Month plus 0.16%)
1.71%	06/25/36	[1]	102,974	102,268
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
2.11%	10/25/34	[1]	100,360	101,020
Option One Mortgage Loan Trust, Series 2005-5, Class A3
(LIBOR USD 1-Month plus 0.21%)
1.76%	12/25/35	[1]	44,676	44,769
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		4,097	1,031
Soundview Home Loan Trust, Series 2006-2, Class M1
(LIBOR USD 1-Month plus 0.33%)
1.88%	03/25/36	[1]	85,000	85,103
Structured Asset Investment Loan Trust, Series 2005-6, Class M1
(LIBOR USD 1-Month plus 0.72%)
2.27%	07/25/35	[1]	22,400	22,463
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[2,3,4]	3,453,046	47,272
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A (Federal Reserve US 12-Month Cumualtive Average plus 1.40%)
2.46%	06/25/42	[1]	5,353	5,196
Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.68%)
2.23%	10/25/35	[1]	105,094	105,077
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-I, Class A1
3.38%	09/25/33	[5]	32,555	32,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-I, Class AI
3.68%	07/25/34	[5]	7,032	6,935

				1,363,412

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued) U.S. Agency Commercial Mortgage-Backed — 5.88%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
(LIBOR USD 1-Month plus 0.34%)
1.58%	04/25/20	[1]	$2,707	$2,704
Fannie Mae-Aces, Series 2006-M2, Class A2F
5.26%	05/25/20	[5]	836	834
Fannie Mae-Aces, Series 2012-M2, Class X
0.70%	02/25/22	[5]	124,031	2,807
Fannie Mae-Aces, Series 2013-M13, Class FA
(LIBOR USD 1-Month plus 0.35%)
1.90%	05/25/18	[1]	33,528	33,472
Fannie Mae-Aces, Series 2013-M14, Class FA
(LIBOR USD 1-Month plus 0.35%)
1.90%	08/25/18	[1]	13,539	13,554
Fannie Mae-Aces, Series 2014-M2, Class ASV2
2.78%	06/25/21	[5]	18,739	18,937
Fannie Mae-Aces, Series 2014-M8, Class FA
(LIBOR USD 1-Month plus 0.25%)
1.49%	05/25/18	[1]	6,988	6,983
Fannie Mae-Aces, Series 2016-M9, Class FA
(LIBOR USD 1-Month plus 0.59%)
1.83%	09/25/23	[1]	38,609	38,791
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
1.73%	08/25/24	[1]	49,999	50,132
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J15F, Class A1
2.36%	07/25/20		91,418	91,656
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K003, Class A4
5.05%	01/25/19		165,000	168,564
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		145,000	149,938
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A1
(LIBOR USD 1-Month plus 0.38%)
1.75%	07/25/20	[1]	46,892	46,918

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report December 2017

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued) U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A3
(LIBOR USD 1-Month plus 0.63%)
2.00%	07/25/20	[1]	$5,984	$5,997
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
(LIBOR USD 1-Month plus 0.35%)
1.72%	09/25/21	[1]	9,748	9,674
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF08, Class A
(LIBOR USD 1-Month plus 0.30%)
1.67%	01/25/22	[1]	79,859	79,800
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
1.75%	05/25/22	[1]	67,978	67,408
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
(LIBOR USD 1-Month plus 0.38%)
1.62%	07/25/22	[1]	96,393	95,469
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ02, Class A2
2.60%	09/25/20		104,667	105,207
FREMF Multifamily Aggregation Risk Transfer Trust, Series 2017-KT01, Class A
(LIBOR USD 1-Month plus 0.32%)
1.85%	02/25/20	[1]	110,000	110,374
Ginnie Mae, Series 2011-142, Class A
2.34%	10/16/40		3,880	3,876

				1,103,095

U.S. Agency Mortgage-Backed — 3.03%
Fannie Mae Pool 468769
3.42%	09/01/18		35,708	35,859
Fannie Mae Pool 802665
(LIBOR USD 6-Month plus 1.74%)
3.24%	12/01/34	[1]	3,016	3,077
Fannie Mae Pool AD0149
5.29%	06/01/18		54,081	54,182
Fannie Mae Pool AL0851
6.00%	10/01/40		5,392	6,076
Fannie Mae Pool AM6261
(LIBOR USD 1-Month plus 0.22%)
1.59%	07/01/19	[1]	195,000	195,090
Fannie Mae Pool AM7028

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued) U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.24%)
1.61%	10/01/19	[1]	$195,000	$195,061
Fannie Mae REMICS, Series 1997-91, Class SL (IO)
(-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)
7.50%	11/25/23	[1]	46,157	6,289
Fannie Mae REMICS, Series 2003-11, Class FA
(LIBOR USD 1-Month plus 1.00%)
2.55%	09/25/32	[1]	10,484	10,732
Fannie Mae REMICS, Series 2008-47, Class PF
(LIBOR USD 1-Month plus 0.50%)
2.05%	06/25/38	[1]	1,945	1,947
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
1.95%	10/25/40	[1]	9,193	9,236
Fannie Mae REMICS, Series G-36, Class ZB
7.00%	11/25/21		414	430
Freddie Mac REMICS, Series 2684, Class F
(LIBOR USD 1-Month plus 0.90%)
2.38%	01/15/33	[1]	10,030	10,221
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		8,523	8,546
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
1.98%	06/15/42	[1]	31,275	31,574

				568,320

Total Mortgage-Backed (Cost $4,873,574)				4,832,801

U.S. TREASURY SECURITIES — 9.12%
U.S. Treasury Notes — 9.12%
U.S. Treasury Notes
1.88%	12/15/20		1,715,000	1,710,210

Total U.S. Treasury Securities (Cost $1,709,963)

Total Bonds – 77.77% (Cost $14,622,392)				14,587,701

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 7

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues			Shares	Value
MUTUAL FUNDS — 2.39%
Mutual Funds — 2.39%
SPDR S&P500 ETF Trust[7]			1,678	$447,791

Total Mutual Funds
(Cost $442,572)
Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 20.56%
Foreign Government Obligations — 0.95%
Japan Treasury Discount Bill, Series 722 (Japan)
0.00%[8]	02/26/18	[6]	$20,000,000	177,580

Money Market Funds — 3.45%
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.20%[9]			648,000	648,000

U.S. Treasury Bills — 16.16%
U.S. Treasury Bills
0.87%[8]	01/18/18		340,000	339,814
1.07%[8]	03/01/18	[10]	860,000	858,244
1.28%[8]	04/19/18		1,840,000	1,832,370

				3,030,428

Total Short-Term Investments
(Cost $3,859,264)				3,856,008

Total Investments – 100.72%
(Cost $18,924,228)				18,891,500

Liabilities in Excess of Other
Assets – (0.72)%				(135,234)

Net Assets – 100.00%				$18,756,266

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2017.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $115,496, which is 0.62% of total net assets.

[5]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[6]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[7]	SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to the fund’s homepage at (https:// us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of December 31, 2017.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $614,719.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(S&P): Standard and Poor’s

(SPDR): Standard and Poor’s Depositary Receipts

(STEP): Step coupon bond

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 E Mini Index	135	03/16/18	$18,073,125	$158,705	$158,705

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 180,720	JPY 20,000,000	Goldman Sachs International	02/26/18	$2,684

See accompanying notes to Schedule of Portfolio Investments.

8  /  N-Q Report December 2017

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.26%
BANK LOANS — 88.01%*
Communications — 13.08%
Altice Financing SA, Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.11%	01/31/26	[1]	$1,000,000	$981,750
Beasley Mezzanine Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.49%	11/17/23	[1]	500,000	505,000
CenturyLink, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.32%	01/31/25	[1]	1,000,000	966,250
Charter Communications Operating LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.57%	04/30/25	[1]	2,000,000	2,003,570
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.74%	07/17/25	[1]	1,149,225	1,146,438
Entercom/CBS Radio, Inc., Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
4.17%	11/18/24	[1]	750,000	755,077
Frontier Communications Corp., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.32%	06/17/24	[1]	1,492,500	1,436,531
GoWireless, Inc., Term Loan B, 1st Lien
(LIBOR plus 6.50%)
8.16%	12/20/24	[1]	750,000	744,375
GTT Communications, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.88%	01/09/24	[1]	1,485,000	1,497,377
Intelsat Jackson Holdings SA, Term Loan B4, 1st Lien (Luxembourg)
(LIBOR plus 4.50%)
	01/02/24	[1,2]	500,000	507,293
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/15/24	[1,2]	500,000	506,147
LSF9 Atlantis Holdings LLC, Term Loan, 1st Lien
(LIBOR plus 6.00%)
7.36%	04/21/23	[1]	740,625	744,484
MacDonald Dettwiler & Associates Ltd., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.10%	10/04/24	[1]	1,500,000	1,509,375
Mediarena Acquisition BV, Term Loan, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
(LIBOR plus 5.75%)
7.09%	08/13/21	[1]	$1,315,822	$1,310,230
Merrill Communications LLC, Term Loan, 1st Lien
(LIBOR plus 5.25%)
6.63%	06/01/22	[1]	437,496	441,324
Mission Broadcasting, Inc., Term Loan, 1st Lien
(LIBOR plus 2.50%)
3.86%	01/17/24	[1]	41,950	42,118
New Insight Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 5.50%)
7.13%	12/06/24	[1]	500,000	479,583
Nexstar Broadcasting Group, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.86%	01/17/24	[1]	332,302	333,636
Radiate Holdco LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
	02/01/24	[1]	1,000,000	990,935
Securus Technologies Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.12%	11/01/24	[1]	1,250,000	1,265,631
Sinclair Broadcast Group, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
	12/12/24	[1]	500,000	499,767
Sinclair Broadcast Group, Inc., Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
3.82%	01/03/24	[1]	1,970,131	1,972,594
Springer Science & Business Media GMBH, Term Loan B13, 1st Lien
(LIBOR plus 3.50%)
4.98%	08/15/22	[1]	947,049	951,713
Tribune Media Co., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.57%	12/27/20	[1]	41,215	41,327
Tribune Media Co., Term Loan C, 1st Lien
(LIBOR plus 3.00%)
4.57%	01/27/24	[1]	513,695	515,221
Unitymedia Finance LLC, Term Loan D, 1st Lien
(LIBOR plus 2.25%)
	01/20/26	[1]	1,500,000	1,498,537
Univision Communications, Inc., Term Loan C5, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 9

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
(LIBOR plus 2.75%)
4.32%	03/15/24	[1]	$2,583,216	$2,578,554
UPC Financing Partnership, Term Loan AR, 1st Lien
(LIBOR plus 2.50%)
3.98%	01/15/26	[1]	1,500,000	1,501,253
Virgin Media Bristol LLC, Term Loan K, 1st Lien
(LIBOR plus 2.50%)
3.98%	01/15/26	[1]	1,000,000	1,001,130
WideOpenWest Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.75%	08/18/23	[1]	1,950,952	1,936,319
Windstream Services LLC, Term Loan B6, 1st Lien
(LIBOR plus 4.00%)
5.50%	03/29/21	[1]	1,326,433	1,249,891
Windstream Services LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.75%	02/17/24	[1]	593,974	538,289
Ziggo Secured Finance, Term Loan E, 1st Lien
(LIBOR plus 2.50%)
3.98%	04/15/25	[1]	250,000	248,334

				32,700,053

Consumer Discretionary — 9.28%
AI Aqua Zip Bidco Pty Ltd., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.07%	12/13/23	[1]	1,500,000	1,510,313
Alphabet Holding Co., Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.07%	09/26/24	[1]	498,750	483,787
Arterra Wines Canada, Inc., Term Loan B1, 1st Lien (Canada)
(LIBOR plus 2.75%)
4.38%	12/15/23	[1,2]	1,980,000	1,990,524
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
3.87%	02/16/24	[1,2]	1,989,967	1,991,559
Burlington Coat Factory Warehouse Corp., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.00%	11/08/24	[1]	748,125	750,310
CityCenter Holdings LLC, Term Loan B, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
(LIBOR plus 2.50%)
4.07%	04/18/24	[1]	$1,741,250	$1,751,158
Four Seasons Holdings, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.50%)
4.07%	11/30/23	[1,2]	990,000	997,118
Golden Nugget, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.66%	10/04/23	[1]	1,492,438	1,505,780
Hilton Worldwide Finance LLC, Term Loan B2, 1st Lien
(LIBOR plus 2.00%)
3.55%	10/25/23	[1]	680,169	684,290
KFC Holding Co., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.49%	06/16/23	[1]	1,481,306	1,491,957
La Quinta Intermediate Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.11%	04/14/21	[1]	1,392,675	1,400,509
Nielsen Finance LLC, Term Loan, B4, 1st Lien
(LIBOR plus 2.00%)
3.43%	10/04/23	[1]	1,237,531	1,244,492
Petmate Holdings Co., Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.16%	05/22/24	[1]	498,750	499,997
PlayCore, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.25%	09/18/24	[1,3]	439,375	442,303
Refresco Group NV, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
	09/27/24	[1]	2,000,000	2,003,750
Refresco, Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
	12/13/24	[1]	2,000,000	1,997,500
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.32%	02/06/23	[1]	949,066	954,618
Spin Holdco, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.15%	11/14/22	[1]	1,492,500	1,505,559

				23,205,524

Consumer Products — 0.40%
Hoffmaster Group, Inc., Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.19%	11/21/23	[1]	990,000	999,900

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report December 2017

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric — 2.01%
Calpine Construction Finance Co. LP, Term Loan, 1st Lien
(LIBOR plus 2.50%)
4.07%	01/15/25	[1]	$525,292	$525,620
Calpine Corp., Term Loan B8, 1st Lien
(LIBOR plus 1.75%)
3.32%	12/31/19	[1]	248,125	248,358
Chief Power Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.32%	12/31/20	[1,4,5]	970,000	797,825
GIM Channelview Cogeneration LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.82%	05/08/20	[1]	1,065,332	1,041,362
Moxie Liberty (Panda), Term Loan, 1st Lien
(LIBOR plus 6.50%)
8.19%	08/21/20	[1]	1,576,364	1,454,196
Panda Power Funds, Term Loan B1, 1st Lien
(LIBOR plus 5.75%)
7.44%	12/18/20	[1,4,5]	969,027	954,492

				5,021,853

Energy — 1.57%
Contura Energy, Inc., Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.63%	03/18/24	[1]	483,750	478,610
EMG Utica LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.59%	03/27/20	[1,4,5]	564,831	568,892
Glass Mountain Pipeline Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.16%	12/13/24	[1]	500,000	500,000
Harvey Gulf International Marine LLC, Term Loan B, 1st Lien[6]
(PRIME plus 3.50%)
8.00%	06/18/20	[1,4,5,7]	734,022	295,444
Power Buyer LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.94%	05/06/20	[1]	1,066,392	1,071,063
Traverse Midstream Partners LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.85%	09/27/24	[1]	1,000,000	1,014,625

				3,928,634

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Entertainment — 0.40%
Regal Cinemas Corp., Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.57%	04/01/22	[1]	$990,031	$991,828

Finance — 8.27%
Admi Corp., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.19%	04/29/22	[1]	989,848	1,000,677
Angus Chemical, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.94%	02/02/22	[1]	406,252	407,367
ASP AMC Merger Sub, Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.19%	04/21/24	[1]	983,440	983,287
Auris Luxembourg III SARL, Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.00%)
4.69%	01/17/22	[1,2]	1,448,927	1,462,742
Black Knight InfoServ LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.88%	05/27/22	[1]	975,000	979,875
Canyon Valor Cos., Inc., Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.94%	06/16/23	[1]	598,500	606,481
CBAC Borrower LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.69%	06/28/24	[1]	1,296,750	1,310,126
Clarivate Analytics, Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.82%	10/03/23	[1,4,5]	1,472,022	1,482,804
Deerfield Holdings Corp., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
	12/04/24	[1]	500,000	501,687
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.69%	10/06/23	[1]	2,500,000	2,522,100
Duff & Phelps Corp., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.94%	10/12/24	[1]	1,500,000	1,505,977
First Eagle Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.69%	12/01/22	[1]	1,748,232	1,772,279

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 11

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
Helix Gen Funding LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.44%	06/03/24	[1]	$924,776	$928,868
Midas Intermediate Holdco II LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.44%	08/18/21	[1]	1,474,351	1,477,116
Telenet Financing LLC, Term Loan AL, 1st Lien
(LIBOR plus 2.50%)
3.92%	03/02/26	[1]	1,250,000	1,255,594
UFC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.81%	08/18/23	[1]	1,485,000	1,494,979
WP Deluxe Merger Sub, Inc., Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.94%	07/25/24	[1]	115,044	115,260
WP Deluxe Merger Sub, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.94%	07/19/24	[1]	884,956	886,615

				20,693,834

Food — 2.58%
American Seafoods Group LLC, Term Loan B, 1st Lien
(PRIME plus 2.25%)
6.75%	08/21/23	[1]	41,250	41,611
(LIBOR plus 3.25%)
4.69%	08/21/23	[1]	783,750	790,608
Chobani LLC, Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.07%	10/09/23	[1]	990,019	999,503
Del Monte Foods, Inc., Term Loan, 1st Lien
(PRIME plus 2.25%)
6.75%	02/18/21	[1]	1,250	1,007
(LIBOR plus 3.25%)
4.70%	02/18/21	[1]	480,000	386,830
Hearthside Group Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.57%	06/02/21	[1]	989,802	996,810
Hostess Brands LLC, Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.82%	08/03/22	[1]	985,056	987,135
Pinnacle Foods Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.37%	02/02/24	[1]	990,000	997,697

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Food (continued)
Utz Quality Foods LLC, Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.01%	11/13/24	[1]	$1,250,000	$1,261,331

				6,462,532

Gaming — 7.32%
Affinity Gaming, Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.19%	07/03/23	[1]	479,476	482,621
Amaya Holdings BV, Term Loan B, 1st Lien (Canada)
(LIBOR plus 3.50%)
5.19%	08/01/21	[1,2]	1,486,031	1,496,478
Caesars Entertainment Operating Co., Inc., Term Loan B-EXIT, 1st Lien
(LIBOR plus 2.50%)
4.07%	10/07/24	[1]	500,000	501,173
Caesars Resort Collection LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.34%	12/22/24	[1]	1,500,000	1,508,573
Churchill Downs, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.56%	12/12/24	[1]	1,565,000	1,568,913
Cyan Blue Holdco 3 Ltd., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.19%	08/25/24	[1]	995,000	1,002,776
Gateway Casinos & Entertainment Ltd., Term Loan B1, 1st Lien
(LIBOR plus 3.75%)
5.44%	02/22/23	[1]	995,000	1,005,258
Golden Entertainment, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.51%	10/20/24	[1]	1,500,000	1,504,373
Golden Entertainment, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.00%)
8.51%	10/20/25	[1]	500,000	504,687
Greektown Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.32%	04/25/24	[1]	1,492,500	1,492,813
Las Vegas Sands LLC, Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.57%	03/29/24	[1]	1,950,300	1,962,743
Penn National Gaming, Inc., Term Loan B, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report December 2017

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
(LIBOR plus 2.50%)
4.07%	01/19/24	[1]	$1,885,000	$1,895,132
Station Casinos LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.06%	06/08/23	[1]	1,435,003	1,439,279
Tropicana Entertainment, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.57%	11/27/20	[1]	460,000	463,450
Yonkers Racing Corp., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.82%	05/31/24	[1]	1,468,950	1,476,757

				18,305,026

Health Care — 11.94%
Acadia Healthcare Co., Inc., Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
4.32%	02/11/22	[1]	954,600	961,282
Acadia Healthcare Co., Inc., Term Loan B2, 1st Lien
(LIBOR plus 2.75%)
4.14%	02/16/23	[1]	289,351	291,376
Air Medical Group Holdings, Inc., Term Loan B1, 1st Lien
(LIBOR plus 4.00%)
5.67%	04/28/22	[1]	994,960	996,328
American Renal Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.82%	06/14/24	[1]	1,483,230	1,473,344
BCPE Eagle Buyer LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.82%	03/13/24	[1]	1,390,248	1,362,443
Carestream Dental Equipment, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.94%	09/01/24	[1]	997,500	997,500
CHS/Community Health Systems, Inc., Term Loan G, 1st Lien
(LIBOR plus 2.75%)
4.23%	12/31/19	[1]	241,129	234,115
DaVita, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.32%	06/24/21	[1]	965,000	974,047
Endo Luxembourg Finance I Co. SARL, Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 4.25%)
5.88%	04/29/24	[1,2]	1,243,750	1,253,470

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Genoa Healthcare LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.82%	10/30/23	[1]	$497,500	$501,231
Gilead Sciences, Inc., Term Loan
(LIBOR plus 1.00%)
2.34%	09/08/22	[1]	750,000	750,000
Greatbatch Ltd. Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.66%	10/27/22	[1]	1,200,760	1,211,639
Halyard Health, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.32%	11/01/21	[1]	591,121	594,815
HCA, Inc., Term Loan B9, 1st Lien
(LIBOR plus 2.00%)
3.57%	03/17/23	[1]	750,043	754,209
Heartland Dental LLC, Term Loan, 1st Lien
(LIBOR plus 4.75%)
6.45%	07/28/23	[1]	1,500,000	1,522,507
Lantheus Medical Imaging, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.32%	06/30/22	[1]	992,500	1,001,393
Medical Solutions Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.82%	06/14/24	[1]	995,000	1,006,194
Millennium Health Holdco, Inc., Term Loan, 1st Lien
(LIBOR plus 6.50%)
8.07%	12/21/20	[1]	1,676,256	680,283
MPH Acquisition Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.69%	06/07/23	[1]	1,320,605	1,324,732
Navicure, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.11%	10/23/24	[1]	1,500,000	1,500,000
NMSC Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.00%)
6.69%	04/19/23	[1]	677,338	667,178
Pharmerica Corp., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.90%	09/26/24	[1]	1,000,000	1,006,500
Prospect Medical Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 6.00%)
7.50%	06/30/22	[1,4,5]	987,475	1,001,053
Surgery Center Holdings, Inc., Term Loan, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 13

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
(LIBOR plus 3.25%)
4.82%	09/02/24	[1]	$748,125	$741,579
Tecomet, Inc., Term Loan B, 1st Lien
(PRIME plus 2.50%)
7.00%	05/01/24	[1]	1,247	1,261
(LIBOR plus 3.50%)
4.88%	05/01/24	[1]	496,253	501,836
UIC Merger Sub, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.82%	08/30/24	[1]	997,500	986,902
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.94%	04/01/22	[1]	1,270,487	1,290,047
Western Dental Services, Inc., Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.07%	06/30/23	[1]	1,246,867	1,257,391
(LIBOR plus 5.25%)
6.82%	06/30/23	[1]	1,492,500	1,505,097
Wink Holdco, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.49%	12/01/24	[1]	250,000	251,720
Wink Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.75%)
8.24%	12/01/25	[1]	250,000	253,125
WW Medical & Healthcare Holdings Corp., Term Loan, 1st Lien
(LIBOR plus 3.75%)
	10/27/24	[1]	1,000,000	1,008,125

				29,862,722

Industrials — 11.64%
Agro Merchants Intermediate Holdings LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.32%	12/06/24	[1]	1,545,000	1,560,450
Berlin Packaging LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.77%	10/01/21	[1]	987,323	995,276
Berry Plastics Corp., Term Loan M, 1st Lien
(LIBOR plus 2.25%)
3.77%	10/03/22	[1]	500,000	502,595
Berry Plastics Corp., Term Loan N, 1st Lien
(LIBOR plus 2.25%)
3.68%	01/19/24	[1]	496,250	498,865
Casella Waste Systems, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.99%	10/17/23	[1]	495,000	497,787

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Clean Harbors, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.57%	06/30/24	[1]	$845,750	$851,565
Coveris Holdings SA, Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.94%	06/29/22	[1]	1,038,942	1,042,027
CPI Holdco LLC, Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.19%	03/21/24	[1]	1,985,004	2,004,238
Greenlight Merger Corp., Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.12%	05/31/24	[1]	497,500	502,475
Infiltrator Water Technologies LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.69%	05/27/22	[1]	1,465,669	1,478,193
Jade Germany GMBH, Term Loan, 1st Lien (Germany)
(LIBOR plus 5.50%)
7.19%	05/31/23	[1,2]	995,000	998,731
Jason, Inc., Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.19%	06/30/21	[1]	243,987	239,006
Kloeckner Pentaplast of America, Inc., Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.94%	06/30/22	[1]	1,037,400	1,049,232
Macdermid, Inc., Term Loan B6, 1st Lien
(LIBOR plus 3.00%)
4.57%	06/07/23	[1]	771,621	776,540
Multi-Color Corp., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.82%	10/31/24	[1]	500,000	504,063
OSG Bulk Ships, Inc., Term Loan B-Exit, 1st Lien
(LIBOR plus 4.25%)
5.65%	08/05/19	[1]	793,985	770,165
Penn Engineering & Manufacturing Corp., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.32%	06/27/24	[1]	746,250	749,981
PGT Innovations, Inc., Term Loan, 1st Lien
(LIBOR plus 4.75%)
6.21%	02/16/22	[1]	414,769	420,990
Pike Corp., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.07%	09/20/24	[1]	498,750	506,645
PKC Holding Corp., Term Loan, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report December 2017

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
(LIBOR plus 3.50%)
4.83%	05/08/24	[1]	$497,500	$498,122
Ply Gem Industries, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.69%	02/01/21	[1,4,5]	248,692	250,816
PLZ Aeroscience Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.15%	07/31/22	[1]	1,726,271	1,743,801
PrimeLine Utility Services LLC, Term Loan B, 1st Lien
(LIBOR plus 5.50%)
6.88%	11/14/22	[1]	1,975,936	1,987,880
ProAmpac PG Borrower LLC, Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.95%	11/20/23	[1]	1,488,750	1,503,176
SIG Combibloc U.S. Acquisition, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.57%	03/11/22	[1]	1,134,022	1,140,792
Synagro Infrastructure, Term Loan, 1st Lien
(LIBOR plus 5.25%)
6.94%	08/21/20	[1,4,5]	923,372	867,587
Transcendia Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.07%	05/30/24	[1]	1,496,250	1,508,100
TransDigm, Inc., Term Loan F, 1st Lien
(LIBOR plus 2.75%)
4.36%	06/09/23	[1]	487,566	488,850
TricorBraun, Inc., Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.39%	11/30/23	[1]	136,023	135,811
TricorBraun, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.44%	11/30/23	[1]	1,350,000	1,347,894
Tyco International Holdings SARL, Term Loan, 1st Lien
(LIBOR plus 1.75%)
3.09%	03/06/20	[1,4,5]	662,625	662,005
Zebra Technologies Corp., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.37%	10/27/21	[1]	278,414	279,982
Zep, Inc., Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.38%	08/12/24	[1]	748,125	755,296

				29,118,936

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology — 8.18%
Aclara Technologies LLC, Term Loan B, 1st Lien
(LIBOR plus 5.75%)
7.23%	08/29/23	[1,4,5]	$1,729,366	$1,738,012
Ascend Learning LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.57%	07/12/24	[1]	997,500	1,004,567
Change Healthcare Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.32%	03/01/24	[1]	992,500	995,418
Ciena Corp., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.00%	01/28/22	[1]	200,261	201,262
Coral-US Co-Borrower LLC, Term Loan B3, 1st Lien
(LIBOR plus 3.50%)
5.07%	01/31/25	[1]	500,000	501,173
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.07%	12/31/18	[1]	399,410	399,741
Dell International LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.57%	09/07/23	[1]	1,363,326	1,364,260
Digicert Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.75%)
6.13%	10/31/24	[1]	1,000,000	1,014,060
Explorer Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.13%	05/02/23	[1]	989,975	999,256
First Data Corp., Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.80%	07/08/22	[1]	274,858	275,356
3.80%	04/26/24	[1]	1,528,184	1,530,507
Leidos Innovations Corp., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.63%	08/16/23	[1]	742,500	749,929
Maxlinear, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.98%	05/12/24	[1]	417,647	420,257
Oberthur Technologies Group SAS, Term Loan B1, 1st Lien
(LIBOR plus 3.75%)
5.44%	01/10/24	[1]	1,488,750	1,476,341
ON Semiconductor Corp., Term Loan B, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 15

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
(LIBOR plus 2.00%)
3.57%	03/31/23	[1]	$757,415	$761,793
Peak 10 Holding Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.19%	08/01/24	[1]	249,375	249,648
Project Alpha Intermediate Holdings Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.04%	04/26/24	[1]	995,000	975,513
Quintiles IMS, Inc., Term Loan B2, 1st Lien
(LIBOR plus 2.00%)
3.69%	01/17/25	[1]	997,500	1,003,290
Sophia LP, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.94%	09/30/22	[1]	1,203,351	1,206,113
SS&C European Holdings SARL, Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
3.82%	07/08/22	[1]	15,790	15,920
SS&C Technologies, Inc., Term Loan B1, 1st Lien
(LIBOR plus 2.25%)
3.82%	07/08/22	[1]	840,774	847,693
TierPoint LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.32%	05/06/24	[1]	1,725,024	1,716,408
Vantiv LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.48%	08/09/24	[1]	780,855	786,005
Vantiv LLC, Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
	08/07/24	[1]	219,145	220,470

				20,452,992

Insurance — 0.65%
Alliant Holdings Intermediate LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.80%	08/12/22	[1]	634,250	638,018
Assured Partners, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.07%	10/22/24	[1]	491,526	495,315
Hyperion Insurance Group Ltd., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.06%	12/20/24	[1]	500,000	501,563

				1,634,896

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Materials — 0.95%
Archroma Finance SARL,Term Loan B2, 1st Lien (Switzerland)
(LIBOR plus 4.25%)
5.60%	08/12/24	[1,2]	$748,150	$752,512
Dubois Chemicals, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.32%	03/15/24	[1,8]	1,621,667	1,633,829

				2,386,341

Real Estate Investment Trust (REIT) — 1.97%
DTZ U.S. Borrower LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.71%	11/04/21	[1]	452,489	447,317
Lightstone Holdco LLC, Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.07%	01/30/24	[1]	456,486	459,220
Lightstone Holdco LLC, Term Loan C, 1st Lien
(LIBOR plus 4.50%)
6.07%	01/30/24	[1]	28,986	29,159
MGM Growth Properties Operating
Partnership LP, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.82%	04/25/23	[1]	1,968,703	1,978,891
VICI Properties 1 LLC, Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.78%	12/13/24	[1]	2,000,000	2,003,470

				4,918,057

Services — 5.56%
Aramark Services, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.57%	03/11/25	[1]	2,000,000	2,012,820
CIBT Global, Inc. Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.44%	06/03/24	[1]	746,873	750,608
ESH Hospitality, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.82%	08/30/23	[1]	1,481,316	1,487,256
Global Payments, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.57%	04/21/23	[1]	256,281	258,284
International Car Wash Group, Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.88%	10/03/24	[1]	1,000,000	1,005,000

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report December 2017

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services (continued)
Mister Car Wash Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.63%	08/20/21	[1]	$1,481,460	$1,488,245
PODS LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.40%	11/21/24	[1]	1,346,625	1,356,725
Prime Security Services Borrower LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.32%	05/02/22	[1]	1,133,586	1,143,272
St. George’s University Scholastic Services LLC, Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.81%	07/06/22	[1]	462,957	469,034
TKC Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.67%	02/01/23	[1]	1,985,000	2,002,984
USIC Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.00%	12/08/23	[1]	990,000	997,118
WorldStrides, Inc., Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.59%	12/08/24	[1,9]	923,913	934,113

				13,905,459

Transportation — 2.21%
Air Canada, Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
3.74%	10/06/23	[1,2]	997,500	1,003,939
American Airlines, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.55%	06/27/20	[1]	960,394	962,094
Arctic LNG Carriers Ltd., Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.07%	05/18/23	[1]	497,500	502,167
Commercial Barge Line Co., Term Loan B, 1st Lien
(LIBOR plus 8.75%)
10.32%	11/12/20	[1]	192,105	112,242
Delta Air Lines, Inc., Term Loan B1, 1st Lien
(LIBOR plus 2.50%)
3.99%	10/18/18	[1]	488,432	491,790
International Seaways, Inc., Term Loan, 1st Lien
(LIBOR plus 5.50%)
6.85%	06/22/22	[1]	1,490,625	1,496,215

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation (continued)
Navios Maritime Partners LP, Term Loan B, 1st Lien (Greece)
(LIBOR plus 5.00%)
6.54%	09/14/20	[1,2]	$965,546	$965,426

				5,533,873

Total Bank Loans
(Cost $220,381,425)				220,122,460

CORPORATES — 4.07%*
Communications — 0.70%
Altice U.S. Finance I Corp.
5.50%	05/15/26	[10]	500,000	510,625
CSC Holdings LLC
6.75%	11/15/21		1,000,000	1,075,000
Sprint Communications, Inc.
9.00%	11/15/18	[10]	148,000	156,140

				1,741,765

Finance — 1.32%
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.55%)
2.01%	08/25/36	[1]	1,800,000	1,538,818
General Electric Corp. (MTN)
(LIBOR USD 3-Month plus 0.48%)
1.90%	08/15/36	[1]	850,000	739,308
Goldman Sachs Group, Inc. (MTN) (The)
3.85%	07/08/24		980,000	1,016,724

				3,294,850

Gaming — 0.10%
Golden Nugget, Inc.
6.75%	10/15/24	[10]	250,000	255,000

Health Care — 0.74%
Actavis Funding SCS (Luxembourg)
(LIBOR USD 3-Month plus 1.08%)
2.63%	03/12/18	[1,2]	700,000	701,042
CHS/Community Health Systems, Inc.
5.13%	08/01/21		250,000	225,938
Surgery Center Holdings, Inc.
6.75%	07/01/25	[10]	500,000	475,000
Valeant Pharmaceuticals International, Inc.
(Canada)
6.13%	04/15/25	[2,10]	500,000	461,250

				1,863,230

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 17

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 0.64%
Sealed Air Corp.
5.25%	04/01/23	[10]	$1,500,000	$1,605,000

Retail — 0.28%
Cumberland Farms, Inc.
6.75%	05/01/25	[10]	650,000	689,813

Transportation — 0.29%
American Airlines Pass-Through Trust, Series 2013-2, Class B
5.60%	07/15/20	[10]	707,445	733,762

Total Corporates
(Cost $9,848,988)				10,183,420

MUNICIPAL BONDS — 0.18%*
California — 0.18%
State of California, Build America Bonds
7.95%	03/01/36		400,000	446,868

Total Municipal Bonds
(Cost $446,635)

Total Bonds – 92.26%
(Cost $230,677,048)				230,752,748

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 12.10%
Foreign Government Obligations — 2.13%
Japan Treasury Discount Bill, Series 722 (Japan)
0.00%[11]	02/26/18	[2]	600,000,000	5,327,393

Money Market Funds — 2.15%
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.20%[12]			5,364,000	5,364,000

U.S. Treasury Bills — 7.82%
U.S. Treasury Bills
0.94%[11]	01/25/18		11,600,000	11,590,921
1.28%[11]	04/19/18		8,000,000	7,966,827

				19,557,748

Total Short-Term Investments
(Cost $30,276,531)				30,249,141

Value
Total Investments – 104.36%
(Cost $260,953,579)	$261,001,889

Net unrealized appreciation on unfunded commitments (0.00)%	2,784

Liabilities in Excess of Other
Assets – (4.36)%	(10,895,157)

Net Assets – 100.00%	$250,109,516

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2017.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $59,921, at an interest rate of LIBOR plus 3.75% and a maturity of September 18, 2024. The investment is accruing an unused commitment fee of 0.25% per annum.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $8,618,930, which is 3.45% of total net assets.

[6]	Non-income producing security.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $117,542, at an interest rate of LIBOR plus 1.00% and a maturity of March 15, 2024. The investment is accruing an unused commitment fee of 0.50% per annum.

[9]	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $76,927, at an interest rate of LIBOR plus 1.00% and a maturity of December 8, 2024. The investment is accruing an unused commitment fee of 0.25% per annum.

[10]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[11]	Represents annualized yield at date of purchase.

[12]	Represents the current yield as of December 31, 2017.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report December 2017

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 5,370,304	JPY 600,000,000	Goldman Sachs International	02/26/18	$29,223

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017  /  19

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.81%
BANK LOANS — 9.02%*
Communications — 0.99%
Colorado Buyer, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.38%	05/01/24	[1]	$925,350	$932,387
Colorado Buyer, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.63%	05/01/25	[1]	480,000	486,900
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/15/24	[1,2]	4,610,000	4,666,680
NEP/NCP Holdco, Term Loan, 2nd Lien
(LIBOR plus 7.00%)
8.43%	01/23/23	[1]	522,598	527,171

				6,613,138

Consumer Discretionary — 1.88%
Alphabet Holding Co., Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.07%	09/26/24	[1]	2,769,559	2,686,472
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
3.87%	02/16/24	[1,2]	4,962,422	4,966,392
CityCenter Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.07%	04/18/24	[1]	3,457,625	3,477,299
Petco Animal Supplies, Inc., Term Loan B1, 1st Lien
(LIBOR plus 3.00%)
4.38%	01/26/23	[1]	1,855,000	1,408,641

				12,538,804

Electric — 0.59%
Dynegy, Inc., Term Loan C, 1st Lien
(LIBOR plus 2.75%)
4.25%	02/07/24	[1]	925,000	930,527
Homer City Generation LP, Term Loan B, 1st Lien
(LIBOR plus 11.00%)
12.57%	04/05/23	[1,3,4]	1,095,654	955,043
Vistra Energy Co. LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.02%	08/04/23	[1]	1,764,631	1,776,215
Vistra Energy Co. LLC, Term Loan C, 1st Lien
(LIBOR plus 2.50%)
3.83%	08/04/23	[1]	312,711	314,764

				3,976,549

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy — 0.41%
Drillship Kithira Owners, Inc., Term Loan Exit, 1st Lien (Cayman Islands)
8.00%	09/20/24	[1,2]	$233,360	$236,133
Harvey Gulf International Marine LLC, Term Loan B, 1st Lien[5]
(PRIME plus 3.50%)
8.00%	06/18/20	[1,3,4,6]	3,704,906	1,491,225
Power Buyer LLC, Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.94%	11/06/20	[1,3,4]	1,015,000	1,019,441

				2,746,799

Finance — 0.15%
UFC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.81%	08/18/23	[1]	990,000	996,653

Gaming — 0.51%
Churchill Downs, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.56%	12/12/24	[1]	3,400,000	3,408,500

Health Care — 0.71%
Air Medical Group Holdings, Inc., Term Loan B1, 1st Lien
(LIBOR plus 4.00%)
5.67%	04/28/22	[1]	1,492,440	1,494,492
BCPE Eagle Buyer LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.82%	03/13/24	[1]	461,513	452,282
BCPE Eagle Buyer LLC, Term Loan, 2nd Lien
(LIBOR plus 8.00%)
9.35%	03/13/25	[1]	465,000	463,838
Pharmerica Corp., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.90%	09/26/24	[1]	925,000	931,013
Pharmerica Corp., Term Loan B, 2nd Lien
(LIBOR plus 1.40%)
9.15%	09/26/25	[1]	925,000	934,250
Wink Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.75%)
8.24%	12/01/25	[1]	500,000	506,250

				4,782,125

Industrials — 0.66%
Agro Merchants Intermediate Holdings LLC, Term Loan, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report December 2017

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
(LIBOR plus 3.75%)
5.32%	12/06/24	[1]	$1,760,000	$1,777,600
Synagro Infrastructure, Term Loan, 1st Lien
(LIBOR plus 5.25%)
6.94%	08/21/20	[1,3,4]	2,813,605	2,643,621

				4,421,221

Information Technology — 1.80%
First Data Corp., Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.80%	07/08/22	[1]	3,000,000	3,005,445
3.80%	04/26/24	[1]	6,689,948	6,700,116
TierPoint LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.32%	05/06/24	[1]	2,337,026	2,325,352

				12,030,913

Retail — 1.04%
Family Tree Escrow LLC, Term Loan B2, 1st Lien
4.25%	07/06/22	[1]	6,900,000	6,960,375

Services — 0.28%
Mister Car Wash Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.63%	08/20/21	[1]	1,832,073	1,840,464

Total Bank Loans
(Cost $62,548,724)				60,315,541

CORPORATES — 79.00%*
Automotive — 0.16%
Tenneco, Inc.
5.00%	07/15/26		1,056,000	1,085,040

Banking — 1.26%
Ally Financial, Inc.
3.25%	11/05/18		3,845,000	3,857,016
4.75%	09/10/18		4,530,000	4,592,287

				8,449,303

Commercial Services — 0.26%
Brink’s Co. (The)
4.63%	10/15/27	[7]	1,137,000	1,117,103
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[2,7]	628,000	630,355

				1,747,458

Communications — 22.45%
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[2,7]	1,300,000	1,387,750

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Altice U.S. Finance I Corp.
5.38%	07/15/23	[7]	$1,500,000	$1,537,500
5.50%	05/15/26	[7]	3,515,000	3,589,694
AMC Networks, Inc.
4.75%	08/01/25		1,818,000	1,808,910
Cable One, Inc.
5.75%	06/15/22	[7]	4,080,000	4,222,800
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%	03/01/23	[7]	2,747,000	2,726,397
5.00%	02/01/28	[7]	8,979,000	8,788,196
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	[7]	575,000	579,313
5.13%	12/15/21	[3,4,7]	500,000	501,875
CSC Holdings LLC
5.50%	04/15/27	[7]	1,000,000	1,022,500
7.63%	07/15/18		6,540,000	6,695,325
8.63%	02/15/19		3,076,000	3,252,870
DISH DBS Corp.
5.13%	05/01/20		247,000	253,484
7.88%	09/01/19		6,525,000	6,998,063
EW Scripps Co.(The)
5.13%	05/15/25	[7]	1,304,000	1,304,000
Frontier Communications Corp.
6.25%	09/15/21		713,000	508,013
7.13%	01/15/23		3,911,000	2,593,482
8.50%	04/15/20		731,000	608,557
10.50%	09/15/22		1,250,000	948,437
GTT Communications, Inc.
7.88%	12/31/24	[7]	23,000	24,437
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[2]	8,737,000	7,164,340
9.75%	07/15/25	[2,7]	2,500,000	2,412,500
Lamar Media Corp.
5.75%	02/01/26		1,700,000	1,821,125
Level 3 Financing, Inc.
5.25%	03/15/26		1,823,000	1,793,923
5.38%	01/15/24		5,835,000	5,842,294
5.63%	02/01/23		320,000	323,200
Midcontinent Communications & Midcontinent Finance Corp.
6.88%	08/15/23	[7]	1,855,000	1,976,734
Numericable-SFR SA (France)
7.38%	05/01/26	[2,7]	4,080,000	4,202,400
Qualitytech LP/QTS Finance Corp.
4.75%	11/15/25	[7]	300,000	303,750
Qwest Corp.
6.75%	12/01/21		4,210,000	4,546,800

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 21

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sinclair Television Group, Inc.
5.38%	04/01/21		$5,350,000	$5,457,000
Sirius XM Radio, Inc.
3.88%	08/01/22	[7]	6,592,000	6,649,021
Softbank Group Corp. (Japan)
4.50%	04/15/20	[2,7]	5,615,000	5,748,637
Sprint Communications, Inc.
9.00%	11/15/18	[7]	11,319,000	11,941,545
9.25%	04/15/22		2,000,000	2,395,000
Sprint Corp.
7.63%	02/15/25		1,850,000	1,937,875
7.88%	09/15/23		4,840,000	5,166,700
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[7]	7,094,063	7,129,533
TEGNA, Inc.
5.13%	10/15/19		2,980,000	3,026,637
T-Mobile USA, Inc.
4.00%	04/15/22		500,000	513,750
6.13%	01/15/22		3,343,000	3,456,662
6.84%	04/28/23		10,030,000	10,531,500
Univision Communications, Inc.
5.13%	02/15/25	[7]	2,533,000	2,476,007
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	08/15/26	[2,7]	3,244,000	3,325,100
Windstream Services LLC/ Windstream Finance Corp.
6.38%	08/01/23		995,000	611,925

				150,105,561

Consumer Discretionary — 6.94%
Central Garden & Pet Co.
5.13%	02/01/28		5,750,000	5,742,813
6.13%	11/15/23		2,600,000	2,765,750
First Quality Finance Co., Inc.
4.63%	05/15/21	[7]	5,737,000	5,794,370
GLP Capital LP/GLP Financing II, Inc.
4.38%	11/01/18		8,935,000	9,046,687
High Ridge Brands Co.
8.88%	03/15/25	[7]	400,000	358,000
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
4.75%	06/01/27	[7]	170,000	174,250
KFC Holding Co/Pizza Hut Holdings LLC/ Taco Bell of America LLC
5.00%	06/01/24	[7]	80,000	82,700
NCL Corp. Ltd. (Bermuda)
4.75%	12/15/21	[2,7]	1,845,000	1,914,187

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Nielsen Co. Luxembourg SARL (The) (Luxembourg)
5.50%	10/01/21	[2,7]	$5,020,000	$5,183,150
Nielsen Finance LLC/Nielsen Finance Co.
5.00%	04/15/22	[7]	785,000	807,569
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
(LIBOR USD 3-Month plus 3.50%)
4.86%	07/15/21	[1,7]	12,500,000	12,718,750
Spectrum Brands, Inc.
6.13%	12/15/24		1,550,000	1,646,875
6.63%	11/15/22		155,000	160,813

				46,395,914

Electric — 0.43%
GenOn Americas Generation LLC[5]
8.50%	10/01/21	[3,4,6]	1,200,000	1,158,000
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20	[3,4]	312,717	339,298
NextEra Energy Operating Partners LP
4.50%	09/15/27	[7]	1,400,000	1,405,250

				2,902,548

Energy — 9.07%
Antero Resources Corp.
5.00%	03/01/25		726,000	743,279
Centennial Resource Production LLC
5.38%	01/15/26	[7]	5,175,000	5,284,969
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		1,165,000	1,207,989
Cheniere Energy Partners LP
5.25%	10/01/25	[7]	690,000	703,800
Chesapeake Energy Corp.
5.75%	03/15/23		1,000,000	930,000
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[7]	1,320,000	1,326,666
Diamondback Energy, Inc.
4.75%	11/01/24		166,000	167,867
5.38%	05/31/25		695,000	719,325
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%	01/30/28	[7]	1,285,000	1,324,514
Energy Transfer Equity LP
4.25%	03/15/23		3,390,000	3,364,575
EP Energy LLC/EP Energy Finance, Inc.
9.38%	05/01/20		955,000	811,750
Extraction Oil & Gas, Inc.
7.38%	05/15/24	[7]	464,000	497,640
Gulfport Energy Corp.
6.38%	05/15/25		300,000	302,625

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report December 2017

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Kinder Morgan Energy Partners LP
2.65%	02/01/19		$4,640,000	$4,650,644
MEG Energy Corp. (Canada)
7.00%	03/31/24	[2,7]	1,250,000	1,060,937
Newfield Exploration Co.
5.38%	01/01/26		1,786,000	1,902,090
5.63%	07/01/24		522,000	562,455
5.75%	01/30/22		100,000	107,250
NGPL Pipe Co. LLC
4.38%	08/15/22	[7]	5,000,000	5,103,125
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[7]	4,298,000	4,330,235
5.38%	01/15/25	[7]	750,000	761,250
5.63%	10/15/27	[7]	700,000	714,875
PDC Energy, Inc.
6.13%	09/15/24		787,000	818,480
QEP Resources, Inc.
5.25%	05/01/23		1,000,000	1,016,860
Range Resources Corp.
4.88%	05/15/25		439,000	425,830
Rockies Express Pipeline LLC
5.63%	04/15/20	[7]	4,553,000	4,792,033
6.00%	01/15/19	[7]	2,765,000	2,854,863
Seven Generations Energy Ltd. (Canada)
5.38%	09/30/25	[2,7]	1,220,000	1,233,725
Seventy Seven Energy, Inc.[5]
6.50%	01/01/49	[3,4,6]	1,291,000	—
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%	06/15/25	[7]	740,000	775,150
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20		3,145,000	3,237,384
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,7]	5,782,500	6,086,081
Whiting Petroleum Corp.
5.00%	03/15/19		550,000	564,369
Williams Cos., Inc. (The)
3.70%	01/15/23		1,695,000	1,695,000
WPX Energy, Inc.
5.25%	09/15/24		400,000	400,140
6.00%	01/15/22		157,000	164,458

				60,642,233

Finance — 1.81%
CIT Group, Inc.
5.50%	02/15/19	[7]	618,000	636,540
International Lease Finance Corp.
6.25%	05/15/19		4,000,000	4,192,997
7.13%	09/01/18	[7]	2,892,000	2,984,183

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Midas Intermediate Holdco II LLC/ Midas Intermediate Holdco II Finance, Inc.
7.88%	10/01/22	[7]	$3,759,000	$3,805,987
Trident Merger Sub, Inc.
6.63%	11/01/25	[7]	473,000	473,000

				12,092,707

Food — 1.04%
B&G Foods, Inc.
4.63%	06/01/21		1,360,000	1,383,800
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[7]	45,000	47,813
Dole Food Co., Inc.
7.25%	06/15/25	[7]	513,000	557,246
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)
5.63%	08/15/26	[2,7]	360,000	348,300
Kraft Heinz Foods Co.
4.88%	02/15/25	[7]	579,000	614,143
Lamb Weston Holdings, Inc.
4.63%	11/01/24	[7]	720,000	745,200
Pilgrim’s Pride Corp.
5.88%	09/30/27	[7]	880,000	908,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%	01/15/24		75,000	79,687
Post Holdings, Inc.
5.75%	03/01/27	[7]	1,996,000	2,035,920
TreeHouse Foods, Inc.
6.00%	02/15/24	[7]	192,000	200,640

				6,921,349

Gaming — 1.52%
Boyd Gaming Corp.
6.88%	05/15/23		1,083,000	1,152,041
CCM Merger, Inc.
6.00%	03/15/22	[7]	1,225,000	1,261,750
Eldorado Resorts, Inc.
6.00%	04/01/25		1,400,000	1,477,000
Golden Nugget, Inc.
6.75%	10/15/24	[7]	350,000	357,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%	08/15/21	[7]	3,143,000	3,127,285
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
5.88%	05/15/25	[7]	2,937,000	2,797,493

				10,172,569

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 23

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 11.57%
Acadia Healthcare Co., Inc.
6.50%	03/01/24		$1,453,000	$1,518,385
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[7]	3,700,000	3,723,125
Centene Corp.
4.75%	01/15/25		4,979,000	5,078,580
CHS/Community Health Systems, Inc.
5.13%	08/01/21		1,018,000	920,017
6.25%	03/31/23		8,765,000	7,932,325
DaVita, Inc.
5.13%	07/15/24		637,000	644,564
5.75%	08/15/22		165,000	169,847
Encompass Health Corp.
5.75%	11/01/24		2,355,000	2,419,763
Endo Ltd./Endo Finance LLC/ Endo Finco, Inc. (Ireland)
6.00%	02/01/25	[2,7]	800,000	622,000
HCA, Inc.
3.75%	03/15/19		3,300,000	3,333,000
4.75%	05/01/23		4,069,000	4,221,587
6.50%	02/15/20		8,734,000	9,301,710
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[7]	946,000	993,300
Hologic, Inc.
4.38%	10/15/25	[7]	387,000	392,805
5.25%	07/15/22	[7]	1,000,000	1,038,750
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%	10/01/24	[7]	1,087,000	1,176,677
Molina Healthcare, Inc.
4.88%	06/15/25	[7]	400,000	401,000
5.38%	11/15/22		3,988,000	4,177,430
MPH Acquisition Holdings LLC
7.13%	06/01/24	[7]	825,000	884,813
Polaris Intermediate Corp. (PIK)
8.50%	12/01/22	[7,8]	1,590,000	1,657,575
Surgery Center Holdings, Inc.
6.75%	07/01/25	[7]	1,665,000	1,581,750
Teleflex, Inc.
4.63%	11/15/27		2,455,000	2,479,182
4.88%	06/01/26		229,000	237,587
Tenet Healthcare Corp.
4.50%	04/01/21		2,973,000	2,999,014
4.63%	07/15/24	[7]	2,900,000	2,838,375
4.75%	06/01/20		2,223,000	2,275,796
7.50%	01/01/22	[7]	1,898,000	2,000,017
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[2,7]	2,500,000	2,300,000

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
5.50%	11/01/25	[2,7]	$200,000	$204,500
5.88%	05/15/23	[2,7]	2,474,000	2,303,170
6.13%	04/15/25	[2,7]	6,745,000	6,222,263
WellCare Health Plans, Inc.
5.25%	04/01/25		1,232,000	1,302,840

				77,351,747

Industrials — 7.54%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.25%	09/15/22	[2,7]	4,301,000	4,397,773
4.63%	05/15/23	[2,7]	3,330,000	3,405,924
Ball Corp.
4.00%	11/15/23		3,400,000	3,485,000
4.38%	12/15/20		1,000,000	1,038,750
Berry Global, Inc.
5.13%	07/15/23		787,000	821,431
Bombardier, Inc. (Canada)
7.50%	12/01/24	[2,7]	945,000	957,994
Clean Harbors, Inc.
5.13%	06/01/21		7,783,000	7,880,287
Covanta Holding Corp.
5.88%	07/01/25		607,000	611,553
Coveris Holdings SA (Luxembourg)
7.88%	11/01/19	[2,7]	1,050,000	1,047,375
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		4,513,000	4,456,587
Graphic Packaging International, Inc.
4.88%	11/15/22		2,080,000	2,215,200
Itron, Inc.
5.00%	01/15/26	[7]	4,897,000	4,927,606
KLX, Inc.
5.88%	12/01/22	[7]	971,000	1,017,123
Multi-Color Corp.
4.88%	11/01/25	[7]	2,995,000	3,013,719
OI European Group BV (Netherlands)
4.00%	03/15/23	[2,7]	5,100,000	5,119,635
Sealed Air Corp.
5.25%	04/01/23	[7]	1,632,000	1,746,240
Silgan Holdings, Inc.
4.75%	03/15/25	[7]	1,188,000	1,223,640
5.00%	04/01/20		357,000	359,231
Tennant Co.
5.63%	05/01/25	[7]	2,528,000	2,660,720

				50,385,788

Information Technology — 5.18%
CDK Global, Inc.
3.80%	10/15/19		6,553,000	6,700,443

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report December 2017

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[7]	$4,902,000	$4,911,191
Dell, Inc.
5.65%	04/15/18		4,165,000	4,206,650
EMC Corp.
1.88%	06/01/18		4,635,000	4,611,825
MSCI, Inc.
4.75%	08/01/26	[7]	75,000	78,844
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[2,7]	2,500,000	2,532,776
4.13%	06/01/21	[2,7]	4,475,000	4,575,686
Quintiles IMS, Inc.
4.88%	05/15/23	[7]	4,911,000	5,101,301
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[7]	1,903,000	1,945,818

				34,664,534

Materials — 1.71%
Axalta Coating Systems LLC
4.88%	08/15/24	[7]	5,566,000	5,851,257
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada)
8.38%	12/01/22	[2,7]	1,420,000	1,443,075
Momentive Performance Materials, Inc.[5]
8.88%	10/15/20	[3,4,6]	4,625,000	—
Valvoline, Inc.
4.38%	08/15/25		3,540,000	3,579,825
5.50%	07/15/24		500,000	533,750

				11,407,907

Real Estate Investment Trust (REIT) — 0.83%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%	05/01/24		300,000	321,000
SBA Communications Corp.
4.00%	10/01/22	[7]	5,205,000	5,224,519

				5,545,519

Retail — 1.74%
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[2,7]	2,262,000	2,262,000
Cumberland Farms, Inc.
6.75%	05/01/25	[7]	2,658,000	2,820,803
Dollar Tree, Inc.
5.25%	03/01/20		475,000	485,593
5.75%	03/01/23		510,000	536,775
Nathan’s Famous, Inc.
6.63%	11/01/25	[7]	696,000	715,140

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail (continued)
Penske Automotive Group, Inc.
3.75%	08/15/20		$3,725,000	$3,792,516
Rite Aid Corp.
6.13%	04/01/23	[7]	553,000	501,156
Yum! Brands, Inc.
6.25%	03/15/18		540,000	545,400

				11,659,383

Services — 2.57%
Gartner, Inc.
5.13%	04/01/25	[7]	160,000	167,600
KAR Auction Services, Inc.
5.13%	06/01/25	[7]	914,000	937,993
Matthews International Corp.
5.25%	12/01/25	[7]	5,150,000	5,207,937
Ritchie Bros Auctioneers, Inc. (Canada)
5.38%	01/15/25	[2,7]	450,000	465,750
Service Corp. International/U.S.
4.50%	11/15/20		2,980,000	3,013,525
5.38%	01/15/22		3,770,000	3,866,606
Service Corp. International/US
4.63%	12/15/27		2,145,000	2,181,722
United Rentals North America, Inc.
4.63%	07/15/23		1,295,000	1,345,181

				17,186,314

Transportation — 2.92%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.63%	01/15/21	[7]	4,513,922	4,687,974
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		1,650,983	1,744,387
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		8,033,981	8,916,039
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		1,450,915	1,613,872
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		2,325,944	2,584,613

				19,546,885

Total Corporates
(Cost $522,652,120)				528,262,759

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 25

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 0.04%**
Non-Agency Mortgage-Backed — 0.04%
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
2.45%	10/25/47	[1]	$277,764	$262,603

Total Mortgage-Backed
(Cost $206,696)
U.S. TREASURY SECURITIES — 2.75%
U.S. Treasury Notes — 2.75%
U.S. Treasury Notes
2.00%	11/30/22		15,975,000	15,832,067
2.13%	12/31/22		2,545,000	2,534,760

Total U.S. Treasury Securities
(Cost $18,470,664)				18,366,827

Total Bonds – 90.81%
(Cost $603,878,204)				607,207,730

Issues			Shares	Value
COMMON STOCK — 1.74%
Electric — 1.50%
Homer City Holdings LLC[3,4,7]			502,908	10,058,160

Energy — 0.19%
Drillship Kithira Owners, Inc. (Cayman Islands)[2,5]			40,752	1,092,154
Sabine Oil & Gas Holdings, Inc.[3,4,5,7]			3,520	167,200

				1,259,354

Materials — 0.00%
Warrior Met Coal, Inc.			1,296	32,594

Secured Assets — 0.05%
Entegra TC LLC[3,4,9]			28,545	313,995

Total Common Stock
(Cost $32,209,759)				11,664,103

Issues			Shares	Value
WARRANT — 0.01%
Energy — 0.01%
Sabine Oil & Gas
Holdings, Inc. Warrant Tranche 1[3,4,5,7]			11,165	78,155
Sabine Oil & Gas
Holdings, Inc. Warrant Tranche 2[3,4,5]			1,988	11,928

				90,083

Total Warrant
(Cost $2,595,507)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 5.55%
Money Market Funds — 2.42%
Dreyfus Government Cash Management Fund
1.19%[10]		$11,671,000	$11,671,000
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.20%[10]		4,505,000	4,505,000

			16,176,000

U.S. Treasury Bills — 3.13%
U.S. Treasury Bills
1.28%[11]	04/19/18	21,000,000	20,912,922

Total Short-Term Investments
(Cost $37,095,572)			37,088,922

Total Investments – 98.11%
(Cost $675,779,042)			656,050,838

Cash and Other Assets, Less
Liabilities – 1.89%			12,625,733

Net Assets – 100.00%			$668,676,571

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2017.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $18,737,941, which is 2.80% of total net assets.

[5]	Non-income producing security.

[6]	Security is currently in default with regard to scheduled interest or principal payments.

[7]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.50% cash or 9.25% payment-in-kind interest.

[9]	All or a portion of this security is owned by Metropolitan West HY Sub I LLC, a consolidated subsidiary.

[10]	Represents the current yield as of December 31, 2017.

11 Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report December 2017

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

(PIK): Payment In Kind
(JPY): Japanese Yen	(USD): U.S. dollar
(LIBOR): London InterBank Offer Rate

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 11,322,807	JPY 1,270,000,000	Goldman Sachs International	01/10/18	$42,360

JPY 1,270,000,000	USD 11,328,918	Goldman Sachs International	01/10/18	$(48,471)

NET UNREALIZED APPRECIATION/(DEPRECIATION)				$(6,111)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Expiration Date	Notional Amount[a]	Value	Premiums Paid	Unrealized (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES OTC
Alcoa, Inc., 5.72%,			Goldman Sachs
due 02/23/19	1.00%	3 Months	International	03/20/19	$9,750,000	$(102,983)	$79,255	$(182,238)
Alcoa, Inc., 5.72%,			Morgan Stanley
due 02/23/19	1.00%	3 Months	Capital Services LLC	03/20/19	5,000,000	(52,812)	49,652	(102,464)
Teck Resources Ltd., 3.15%,			Morgan Stanley
due 01/15/17	1.00%	3 Months	Capital Services LLC	03/20/19	5,000,000	(49,546)	43,848	(93,394)

TOTAL						$(205,341)	$172,755	$(378,096)

[a]	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017  /  27

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.62%
ASSET-BACKED SECURITIES — 6.21%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.43%	12/27/44[1,2]		$950,000	$949,969
Babson CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.43%	01/20/28	1,2,3,†	1,315,000	1,321,578
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.37%)
1.92%	01/25/35	[1,2]	604,252	597,185
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
(LIBOR USD 3-Month plus 0.20%)
1.75%	06/25/26	[1]	241,697	238,896
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
2.66%	02/25/35	[1]	650,000	665,111
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.37%	10/27/36	[1]	930,000	935,731
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
1.76%	03/25/42	[1,2]	328,776	310,268
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
2.02%	04/25/35	[1]	407,352	407,601
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.20%	08/27/46	[1,2]	872,187	847,714
GE Business Loan Trust, Series 2005-1A, Class A3
(LIBOR USD 1-Month plus 0.25%)
1.73%	06/15/33	[1,2]	227,908	223,675
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[2,3]	1,102,708	1,073,098
Higher Education Funding, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.51%	05/25/34	[1,2]	1,190,952	1,192,351
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[2]	511,485	534,309

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[2]	$946,750	$964,480
Magnetite XI CLO Ltd., Series 2014-11A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
2.47%	01/18/27	[1,2,3]	2,400,000	2,408,659
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
2.69%	04/15/27	[1,2,3]	2,390,000	2,406,238
Navient Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
2.06%	06/25/31	[1]	2,765,000	2,758,781
Navient Student Loan Trust, Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
2.19%	03/25/83	[1]	2,123,730	2,110,628
Navient Student Loan Trust, Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
2.17%	03/25/83	[1]	2,148,216	2,138,057
Navient Student Loan Trust, Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
2.17%	03/25/83	[1]	2,005,681	1,990,810
Navient Student Loan Trust, Series 2014-8, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.15%	05/27/49	[1]	4,710,000	4,727,904
Navient Student Loan Trust, Series 2016-2, Class A3
(LIBOR USD 1-Month plus 1.50%)
3.05%	06/25/65	[1,2]	1,640,000	1,689,124
Navient Student Loan Trust, Series 2017-3A, Class A3
(LIBOR USD 1-Month plus 1.05%)
2.60%	07/26/66	[1,2]	3,000,000	3,084,258
Nelnet Student Loan Trust, Series 2011-1A, Class A
(LIBOR USD 1-Month plus 0.85%)
2.18%	02/25/48	[1,2]	1,277,522	1,283,848
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.50%	11/25/48	[1,2]	1,370,000	1,345,366
Nelnet Student Loan Trust, Series 2015-2A, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.15%	09/25/47	[1,2]	3,821,218	3,794,461

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report December 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	$650,000	$517,017
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
1.71%	08/15/31	[1]	195,166	182,583
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.19%	12/15/32	[1]	462,190	477,013
SLM Student Loan Trust I, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.55%)
2.06%	12/15/27	[1,2]	2,235,468	2,241,815
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
1.84%	07/25/39	[1]	230,939	220,305
SLM Student Loan Trust, Series 2004-3A, Class A6A
(LIBOR USD 3-Month plus 0.55%)
1.92%	10/25/64	[1,2]	2,900,000	2,885,360
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.54%	01/25/41	[1]	925,000	897,667
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
1.53%	01/25/41	[1]	925,000	896,297
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
1.75%	10/25/24	[1]	3,218,148	3,218,213
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.57%	01/25/83	[1]	160,000	156,281
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.57%	04/26/83	[1]	160,000	157,937
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	04/25/73	[1]	160,000	159,790
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	07/25/73	[1]	2,210,000	2,258,449

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-6, Class A3
(LIBOR USD 3-Month plus 0.75%)
2.12%	01/25/19	[1]	$155,309	$155,329
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	07/26/83	[1]	160,000	160,475
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	07/26/83	[1]	160,000	165,222
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
3.62%	10/25/75	[1]	160,000	169,156
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
3.62%	10/25/83	[1]	2,160,000	2,246,546
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.30%	01/25/45	[1,2]	4,309,997	4,282,326
SLM Student Loan Trust, Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
2.75%	10/25/34	[1]	500,000	519,258
SLM Student Loan Trust, Series 2012-3, Class A
(LIBOR USD 1-Month plus 0.65%)
2.20%	12/27/38	[1]	1,564,401	1,574,522
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.20%	05/26/26	[1]	800,000	795,185
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.10%	06/25/43	[1]	406,942	409,010
Structured Receivables Finance 2 LLC, Series 2000, Class A
4.71%	04/15/48	[2]	2,695	2,699
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	2,†	603,590	683,253
Voya CLO Ltd., Series 2014-4A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.31%	10/14/26	[1,2,3]	2,500,000	2,505,450

Total Asset-Backed Securities
(Cost $67,359,169)				67,937,258

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 0.68%*
Consumer Discretionary — 0.04%
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.32%	02/06/23	[1]	$444,386	$446,986

Electric — 0.01%
Vistra Energy Co. LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.02%	08/04/23	[1]	121,653	122,451
Vistra Energy Co. LLC, Term Loan C, 1st Lien
(LIBOR plus 2.50%)
3.83%	08/04/23	[1]	21,558	21,700

				144,151

Finance — 0.18%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.69%	10/06/23	[1]	1,980,136	1,997,640

Health Care — 0.12%
Gilead Sciences, Inc., Term Loan
(LIBOR plus 1.00%)
2.34%	09/08/22	[1]	1,305,000	1,305,000

Industrials — 0.13%
Tyco International Holdings SARL, Term Loan, 1st Lien
(LIBOR plus 1.75%)
3.09%	03/06/20	[1,4,5]	1,413,600	1,412,278

Information Technology — 0.13%
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.07%	12/31/18	[1]	1,433,881	1,435,071

Real Estate Investment Trust (REIT) — 0.05%
Ventas Realty LP, Term Loan A
(LIBOR plus 0.98%)
2.54%	08/03/20	[1]	550,000	547,250

Services — 0.02%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	3,†	146,286	147,382

Total Bank Loans
(Cost $7,413,902)				7,435,758

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 36.77%*
Automotive — 0.13%
General Motors Co.
4.88%	10/02/23		$1,330,000	$1,441,102

Banking — 6.14%
Bank of America Corp.
2.00%	01/11/18		2,000,000	2,000,047
3.00%	12/20/23	[2,6]	861,000	863,804
3.71%	04/24/28	[6]	950,000	974,003
6.50%	07/15/18		2,000,000	2,046,221
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	2,510,000	2,504,467
3.59%	07/21/28	[6]	685,000	694,810
Bank of America Corp. (MTN)
3.09%	10/01/25	[6]	2,815,000	2,811,093
4.13%	01/22/24		1,500,000	1,596,617
5.65%	05/01/18		1,110,000	1,123,671
6.88%	04/25/18		3,290,000	3,339,705
Bank of America Corp., Series L
2.60%	01/15/19		145,000	145,518
Bank of New York Mellon Corp. (MTN) (The)
2.50%	04/15/21		1,649,000	1,653,610
2.60%	02/07/22		995,000	997,536
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		2,500,000	2,501,795
Discover Bank
2.00%	02/21/18		2,410,000	2,410,066
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[2,3]	2,915,000	2,962,334
JPMorgan Chase & Co.
2.55%	10/29/20		5,690,000	5,711,181
3.22%	03/01/25	[6]	3,070,000	3,083,734
6.00%	01/15/18		3,000,000	3,004,188
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[3,6]	1,120,000	1,110,502
PNC Bank N.A. (BKNT)
1.70%	12/07/18		3,055,000	3,046,367
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	10/16/20	[3]	1,300,000	1,306,091
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[3]	1,000,000	1,002,909
UBS AG/London (Switzerland)
(LIBOR USD 3-Month plus 0.32%)
1.80%	05/28/19	[1,2,3]	3,000,000	3,000,864
UBS AG/Stamford CT (GMTN) (Switzerland)
(LIBOR USD 3-Month plus 0.70%)
2.37%	03/26/18	[1,3]	3,000,000	3,005,412
Wachovia Corp. (MTN)
5.75%	02/01/18		4,000,000	4,012,512

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report December 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co.
3.00%	04/22/26		$1,000,000	$983,637
3.00%	10/23/26		2,750,000	2,698,533
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[6]	3,340,000	3,411,621
Wells Fargo Bank N.A. (BKNT) (MTN)
1.65%	01/22/18		3,135,000	3,134,538

				67,137,386

Communications — 2.02%
AT&T, Inc.
3.40%	05/15/25		2,500,000	2,465,304
3.80%	03/15/22		1,500,000	1,550,789
4.13%	02/17/26		2,350,000	2,407,735
5.50%	02/01/18		1,000,000	1,002,884
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22		2,795,000	2,912,973
4.91%	07/23/25		1,000,000	1,059,659
Intelsat Jackson Holdings SA (Luxembourg)
9.75%	07/15/25	[2,3]	350,000	337,750
Level 3 Financing, Inc.
5.38%	01/15/24		153,000	153,191
Rogers Communications, Inc. (Canada)
6.80%	08/15/18	[3]	1,000,000	1,027,639
Sprint Communications, Inc.
9.00%	11/15/18	[2]	464,000	489,520
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	1,687,500	1,695,937
Time Warner, Inc.
3.55%	06/01/24		1,250,000	1,271,089
T-Mobile USA, Inc.
6.63%	04/01/23		200,000	208,000
Verizon Communications, Inc.
2.95%	03/15/22		1,415,000	1,425,018
3.38%	02/15/25	[2]	620,000	623,320
3.50%	11/01/24		2,318,000	2,361,679
5.15%	09/15/23		1,000,000	1,113,697

				22,106,184

Consumer Discretionary — 1.21%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		2,450,000	2,532,156
Anheuser-Busch North American
Holding Corp.
2.20%	08/01/18	[2]	2,000,000	2,002,392

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[2,3]	$2,750,000	$2,747,967
Central Garden & Pet Co.
5.13%	02/01/28		330,000	329,587
Constellation Brands, Inc.
2.00%	11/07/19		2,500,000	2,484,920
First Quality Finance Co., Inc.
4.63%	05/15/21	[2]	338,000	341,380
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		348,000	374,100
Reckitt Benckiser Treasury Services PLC (United Kingdom)
2.75%	06/26/24	[2,3]	2,500,000	2,447,981

				13,260,483

Consumer Products — 0.10%
BAT Capital Corp.
2.76%	08/15/22	[2]	1,125,000	1,120,078

Electric — 2.65%
AEP Texas Central Co.
3.85%	10/01/25	[2]	1,800,000	1,880,152
Black Hills Corp.
2.50%	01/11/19		2,510,000	2,517,473
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	625,000	691,661
6.40%	09/15/20	[2]	2,363,000	2,599,422
Entergy Corp.
4.00%	07/15/22		1,500,000	1,568,546
Entergy Mississippi, Inc.
3.10%	07/01/23		2,250,000	2,274,263
Jersey Central Power & Light Co.
4.80%	06/15/18		2,025,000	2,048,863
Kansas City Power & Light Co.
3.65%	08/15/25		1,000,000	1,029,781
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		2,275,000	2,645,032
Metropolitan Edison Co.
4.00%	04/15/25	[2]	985,000	1,025,251
7.70%	01/15/19		500,000	525,979
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		1,500,000	1,581,230
6.80%	09/01/18		900,000	926,891
Public Service Co. of New Mexico
3.85%	08/01/25		1,800,000	1,852,966
7.95%	05/15/18		475,000	484,796
Southwestern Electric Power Co.
3.55%	02/15/22		1,500,000	1,541,442
6.45%	01/15/19		1,109,000	1,155,094

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 31

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Texas-New Mexico Power Co.
9.50%	04/01/19	[2]	$1,800,000	$1,945,045
Tucson Electric Power Co.
3.85%	03/15/23		700,000	705,347

				28,999,234

Energy — 2.39%
Boardwalk Pipelines LP
5.20%	06/01/18		1,000,000	1,011,046
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[2]	4,000,000	4,089,280
Canadian Natural Resources Ltd. (Canada)
3.85%	06/01/27	[3]	445,000	455,071
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		211,000	218,786
Columbia Pipeline Group, Inc.
2.45%	06/01/18		3,135,000	3,137,173
Diamondback Energy, Inc.
4.75%	11/01/24		159,000	160,789
Enbridge Energy Partners LP
5.88%	10/15/25		1,250,000	1,415,545
Energy Transfer LP/Regency Energy Finance Corp.
5.00%	10/01/22		300,000	320,063
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	1,500,000	1,607,126
NiSource Finance Corp.
2.65%	11/17/22		1,520,000	1,511,991
Noble Energy, Inc.
3.90%	11/15/24		600,000	619,702
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[3]	1,500,000	1,485,518
Plains All American Pipeline LP/PAA
Finance Corp.
3.85%	10/15/23		300,000	299,998
4.65%	10/15/25		1,000,000	1,031,700
QEP Resources, Inc.
5.25%	05/01/23		119,000	121,006
5.38%	10/01/22		119,000	121,826
Ruby Pipeline LLC
6.00%	04/01/22	[2]	1,183,712	1,248,368
Spectra Energy Partners LP
2.95%	09/25/18		1,275,000	1,281,418
TC PipeLines LP
4.65%	06/15/21		2,575,000	2,705,775
Texas Eastern Transmission LP
2.80%	10/15/22	[2]	1,058,000	1,049,246
Williams Partners LP
3.35%	08/15/22		750,000	757,102

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
3.60%	03/15/22		$1,482,000	$1,517,371

				26,165,900

Finance — 8.33%
American Express Credit Corp. (MTN)
1.80%	07/31/18		2,395,000	2,393,629
2.20%	03/03/20		4,875,000	4,861,777
Bear Stearns Cos. LLC (The)
7.25%	02/01/18		2,140,000	2,148,582
Citigroup, Inc.
1.70%	04/27/18		5,838,000	5,832,649
1.80%	02/05/18		4,563,000	4,562,624
2.05%	12/07/18		3,500,000	3,497,128
2.50%	09/26/18		2,000,000	2,002,506
6.13%	05/15/18		1,500,000	1,522,861
(LIBOR USD 3-Month plus 1.70%)
3.12%	05/15/18	[1]	583,000	586,203
Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[3]	4,015,724	3,909,592
Ford Motor Credit Co. LLC
(LIBOR USD 3-Month plus 0.94%)
2.29%	01/09/18	[1]	4,000,000	4,000,360
General Electric Corp. (GMTN)
5.63%	05/01/18		730,000	738,833
General Motors Financial Co., Inc.
2.40%	05/09/19		2,000,000	2,001,146
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		550,000	581,417
Goldman Sachs Group, Inc. (MTN) (The)
3.85%	07/08/24		2,775,000	2,878,989
Goldman Sachs Group, Inc. (The)
2.75%	09/15/20		1,635,000	1,644,203
3.27%	09/29/25	[6]	1,695,000	1,688,931
3.69%	06/05/28	[6]	1,220,000	1,237,016
5.95%	01/18/18		6,160,000	6,169,780
6.15%	04/01/18		4,485,000	4,532,482
International Lease Finance Corp.
7.13%	09/01/18	[2]	1,850,000	1,908,969
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
2.29%	07/22/22	[1]	1,845,000	1,860,762
Morgan Stanley (GMTN)
6.63%	04/01/18		6,250,000	6,318,863
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
2.21%	02/14/20	[1]	7,000,000	7,029,059
Protective Life Global Funding
1.72%	04/15/19	[2]	1,800,000	1,790,836
2.70%	11/25/20	[2]	3,115,000	3,129,351

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report December 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Raymond James Financial, Inc.
5.63%	04/01/24		$2,500,000	$2,838,082
Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[3]	7,264,801	7,151,107
Sandalwood 2013 LLC
2.90%	07/10/25		2,269,422	2,297,676

				91,115,413

Food — 0.81%
Kraft Heinz Foods Co.
3.00%	06/01/26		1,000,000	964,049
3.95%	07/15/25		1,950,000	2,017,278
6.13%	08/23/18		2,000,000	2,050,552
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	3,850,000	3,799,280

				8,831,159

Health Care — 5.16%
Abbott Laboratories
3.75%	11/30/26		3,070,000	3,160,061
AbbVie, Inc.
3.60%	05/14/25		1,742,000	1,793,710
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[3]	3,906,000	3,909,282
3.45%	03/15/22	[3]	440,000	447,483
3.80%	03/15/25	[3]	500,000	509,797
Actavis, Inc.
3.25%	10/01/22		1,500,000	1,503,806
Aetna, Inc.
1.70%	06/07/18		3,185,000	3,177,828
Amgen, Inc.
3.63%	05/15/22		3,000,000	3,106,452
Anthem, Inc.
2.30%	07/15/18		1,545,000	1,548,577
3.13%	05/15/22		2,500,000	2,524,647
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	[3]	1,000,000	991,837
3.38%	11/16/25	[3]	2,200,000	2,236,388
Baxalta, Inc.
2.00%	06/22/18		1,405,000	1,404,746
2.88%	06/23/20		1,400,000	1,409,852
Baylor Scott & White Holdings
2.65%	11/15/26		2,315,000	2,238,976
Catholic Health Initiatives
2.60%	08/01/18		1,000,000	1,002,584
CHS/Community Health Systems, Inc.
6.25%	03/31/23		225,000	203,625

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Cigna Corp.
3.05%	10/15/27		$1,650,000	$1,605,433
Eli Lilly & Co.
3.10%	05/15/27		550,000	558,996
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[2]	1,401,000	1,466,135
6.50%	09/15/18	[2]	1,500,000	1,546,931
Gilead Sciences, Inc.
3.50%	02/01/25		2,240,000	2,318,736
HCA, Inc.
5.00%	03/15/24		750,000	781,875
6.50%	02/15/20		955,000	1,017,075
Humana, Inc.
3.95%	03/15/27		1,330,000	1,379,654
Kaiser Foundation Hospitals
3.15%	05/01/27		3,435,000	3,442,380
Molina Healthcare, Inc.
5.38%	11/15/22		330,000	345,675
RWJ Barnabas Health, Inc.
2.95%	07/01/26		4,385,000	4,177,509
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[3]	500,000	495,682
Tenet Healthcare Corp.
4.38%	10/01/21		75,000	75,187
4.50%	04/01/21		514,000	518,497
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.40%	07/20/18	[3]	2,000,000	1,983,239
UnitedHealth Group, Inc.
2.95%	10/15/27		1,690,000	1,693,288
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	11/01/25	[2,3]	165,000	168,713
5.88%	05/15/23	[2,3]	1,600,000	1,489,520
6.13%	04/15/25	[2,3]	150,000	138,375

				56,372,551

Industrials — 1.61%
Amcor Finance USA, Inc.
3.63%	04/28/26	[2]	2,500,000	2,469,680
Clean Harbors, Inc.
5.13%	06/01/21		380,000	384,750
L3 Technologies, Inc.
5.20%	10/15/19		1,716,000	1,798,831
Northrop Grumman Corp.
3.20%	02/01/27		1,545,000	1,553,737
3.25%	01/15/28		2,810,000	2,820,100
Packaging Corp. of America
2.45%	12/15/20		1,810,000	1,810,888

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 33

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Siemens Financieringsmaatschappij NV (Netherlands)
2.00%	09/15/23	[2,3]	$2,000,000	$1,917,199
2.35%	10/15/26	[2,3]	500,000	470,764
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.38%	04/30/25	[2,3]	525,000	525,468
United Technologies Corp. (STEP)
1.78%	05/04/18		3,850,000	3,844,432

				17,595,849

Information Technology — 0.83%
Amazon.com, Inc.
2.80%	08/22/24	[2]	1,690,000	1,687,399
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20	[2]	2,250,000	2,237,888
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[2]	330,000	330,619
Microsoft Corp.
2.88%	02/06/24		2,300,000	2,328,794
Oracle Corp.
2.40%	09/15/23		2,565,000	2,528,559

				9,113,259

Insurance — 1.46%
Jackson National Life Global Funding
1.88%	10/15/18	[2]	2,000,000	2,000,351
Metropolitan Life Global Funding I
1.55%	09/13/19	[2]	3,000,000	2,966,917
Nationwide Mutual Insurance Co.
3.88%	12/15/24	[2,6]	1,552,000	1,552,000
New York Life Global Funding
1.55%	11/02/18	[2]	2,000,000	1,993,775
2.00%	04/13/21	[2]	2,000,000	1,969,958
Pricoa Global Funding I
2.55%	11/24/20	[2]	2,495,000	2,500,961
Principal Life Global Funding II
2.63%	11/19/20	[2]	3,000,000	3,013,344

				15,997,306

Materials — 0.05%
Axalta Coating Systems LLC
4.88%	08/15/24	[2]	250,000	262,813
Valvoline, Inc.
5.50%	07/15/24		250,000	266,875

				529,688

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 2.43%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		$1,500,000	$1,507,030
3.90%	06/15/23		150,000	155,050
4.60%	04/01/22		2,000,000	2,133,868
American Campus Communities Operating Partnership LP
3.35%	10/01/20		3,000,000	3,060,071
American Tower Corp.
3.00%	06/15/23		555,000	554,238
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		300,000	310,029
HCP, Inc.
4.00%	12/01/22		2,250,000	2,358,570
4.25%	11/15/23		1,895,000	1,991,656
Healthcare Trust of America Holdings LP
3.70%	04/15/23		1,440,000	1,473,932
Piedmont Operating Partnership LP
3.40%	06/01/23		1,900,000	1,889,902
Public Storage
2.37%	09/15/22		365,000	360,368
SL Green Operating Partnership LP
3.25%	10/15/22		1,690,000	1,685,009
SL Green Realty Corp.
5.00%	08/15/18		1,200,000	1,215,155
7.75%	03/15/20		650,000	718,756
Ventas Realty LP
3.25%	10/15/26		1,810,000	1,757,829
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		1,025,000	1,030,041
4.00%	04/30/19		1,000,000	1,018,011
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	2,245,000	2,259,413
Welltower, Inc.
3.75%	03/15/23		1,000,000	1,037,425

				26,516,353

Retail — 0.41%
Alimentation Couche-Tard, Inc. (Canada)
3.55%	07/26/27	[2,3]	1,000,000	999,717
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[2,3]	785,000	785,000
CVS Health Corp.
4.00%	12/05/23		2,600,000	2,707,669

				4,492,386

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report December 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation — 1.04%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		$729,480	$770,724
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		2,826	2,828
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		359,432	368,418
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20		135,290	141,892
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		2,425,003	2,647,982
Continental Airlines Pass-Through Trust, Series 2009, Class A
7.25%	11/10/19		2,393,105	2,582,519
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		878,304	974,734
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		1,308,698	1,466,527
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		874,620	1,004,345
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		274,450	289,287
U.S. Airways Pass-Through Trust, Series 2012, Class A
4.63%	06/03/25		489,328	519,948
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		581,486	646,153

				11,415,357

Total Corporates
(Cost $400,204,027)				402,209,688

MORTGAGE-BACKED — 14.22%**
Non-Agency Commercial Mortgage-Backed — 1.20%
225 Liberty Street Trust, Series 2016-225L, Class A
3.60%	02/10/36	[2]	1,225,000	1,264,940
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[2]	3,417,000	3,459,186
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.81%	09/10/45	[2,4,5,6]	6,550,573	431,162

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[2]	$1,160,000	$1,244,549
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[2,6]	1,265,000	1,314,088
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/10/36	[2]	1,225,000	1,252,518
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[2]	795,787	818,305
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%	07/13/29	[2]	950,000	972,580
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.83%	01/13/32	[2,6]	1,170,000	1,212,725
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%	11/15/43	[2]	1,087,634	1,101,433

				13,071,486

Non-Agency Mortgage-Backed — 4.74%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC1, Class A1
(LIBOR USD 1-Month plus 0.22%)
1.77%	12/25/35	[1]	3,349,353	3,354,178
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1
(LIBOR USD 1-Month plus 0.96%)
2.51%	09/25/34	[1]	1,279,440	1,290,225
Ameriquest Mortgage Securities, Inc., Series 2005-R4, Class M1
(LIBOR USD 1-Month plus 0.65%)
2.20%	07/25/35	[1]	957,878	961,262
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
2.53%	12/25/34	[1]	575,364	565,344
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		3,223	3,416
Banc of America Funding Trust, Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
1.77%	03/27/36	[1,2]	1,685,321	1,654,661
Centex Home Equity Loan Trust, Series 2005-C, Class M1
(LIBOR USD 1-Month plus 0.65%)
2.20%	06/25/35	[1]	3,139,810	3,190,142

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 35

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
1.73%	05/25/36	[1,2]	$108,218	$103,305
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.16%	02/25/34	[6]	10,698	10,628
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36%	08/01/32	[6]	138,976	145,165
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	09/15/26	[6]	343,305	368,472
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[6]	11,570	11,668
Conseco Financial Corp., Series 1998-4, Class A5
6.18%	04/01/30		200,547	210,065
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	[6]	361,285	383,248
Conseco Financial Corp., Series 2002-C, Class BF2
8.00%	06/15/32	[2,6]	161,149	171,147
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,6]	623,327	634,071
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.18%	08/25/34	[6]	70,911	69,240
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
(LIBOR USD 1-Month plus 0.20%)
0.00%	02/27/36	[1,2]	655,881	655,763
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP)
3.38%	12/25/32		975,327	968,407
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP)
3.43%	12/25/36		525,132	443,339
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
1.39%	04/25/37	[1]	159,661	122,704
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A3
(LIBOR USD 1-Month plus 0.25%)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
1.58%	04/25/37	[1]	$1,897,190	$1,485,575
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.13%	09/25/34	[6]	294,654	292,051
GSAA Home Equity Trust, Series 2005-9,
Class 1A1
(LIBOR USD 1-Month plus 0.28%)
1.83%	08/25/35	[1]	484,750	484,010
Home Loan Trust, Series 2001-HI3,
Class AI7 (STEP)
7.56%	07/25/26		25,404	25,610
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class 1A
(LIBOR USD 1-Month plus 0.22%)
1.77%	12/25/35	[1]	2,004,722	2,007,760
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
2.35%	11/25/34	[1]	25,860	23,530
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.06%	06/25/37	[6]	1,018,354	877,846
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		190,601	192,846
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		50,740	51,467
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		135,402	143,786
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
3.53%	05/25/37	[6]	296,187	294,282
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		59,278	60,308
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		34,061	34,576
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[6]	107,342	109,981
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.54%	01/25/34	[6]	86,076	84,283
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.75%	01/25/34	[6]	620	642
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.57%	10/25/32	[6]	1,350	1,369

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report December 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Seasoned Securities Trust,
Series 2005-1, Class 4A1
3.41%	10/25/32	[6]	$13,248	$13,380
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
1.73%	06/25/37	[1]	550,041	426,347
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
1.80%	06/25/37	[1]	1,016,461	811,125
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		801,511	834,941
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		393,538	427,956
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		540,150	614,214
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		385,821	410,533
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		623,655	686,266
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
2.48%	07/25/34	[1]	683,015	690,371
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M3
(LIBOR USD 1-Month plus 0.80%)
2.35%	07/25/35	[1]	671,505	675,545
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
1.85%	12/25/35	[1]	2,804,890	2,813,814
New Century Home Equity Loan Trust, Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
1.77%	02/25/36	[1]	5,059,677	5,037,899
New York Mortgage Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
2.03%	02/25/36	[1]	2,004,170	1,924,028
Park Place Securities, Inc., Series 2005-WCW1, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.00%	09/25/35	[1]	1,080,343	1,084,747
Park Place Securities, Inc., Series 2005-WHQ2, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.18%	05/25/35	[1]	272,730	273,555

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued) Non-Agency Mortgage-Backed (continued)
RBSSP Resecuritization Trust, Series 2009-6, Class 11A4
(LIBOR USD 1-Month plus 0.42%)
1.75%	08/26/36	[1,2]	$464,395	$461,408
Residential Asset Mortgage Product Trust, Series 2003-SL1, Class A41
8.00%	04/25/31		23,699	26,206
Residential Asset Mortgage Products Trust, Series 2003-RS1, Class AI5 (STEP)
6.19%	02/25/33		15,080	15,221
Residential Asset Mortgage Products Trust, Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.30%)
1.85%	01/25/36	[1]	4,383,535	4,335,144
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.54%	12/25/34	[6]	29,767	29,970
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3
(LIBOR USD 1-Month plus 0.26%)
1.81%	12/25/35	[1]	360,011	360,828
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
3.43%	10/25/34	[6]	1,659,662	1,657,015
Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1
(LIBOR USD 1-Month plus 0.48%)
1.98%	04/19/35	[1]	1,103,623	1,082,302
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumualtive Average)
2.08%	02/25/36	[1]	718,206	706,982
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
2.95%	05/25/36	[6]	2,633,819	1,863,045
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.15%	05/25/35	[1]	231,418	232,068
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.91%	04/15/30		31,468	32,531
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
3.61%	01/25/33	[6]	6,858	6,985
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month plus 0.78%)
2.33%	10/25/45	[1]	1,450,727	1,501,807

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 37

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Home Equity Trust,
Series 2005-1, Class M2
(LIBOR USD 1-Month plus 0.65%)
2.20%	04/25/35	[1]	$1,296,478	$1,300,728

				51,823,333

U.S. Agency Commercial Mortgage-Backed — 0.88%
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF34,
Class A
(LIBOR USD 1-Month plus 0.36%)
1.73%	08/25/24	[1]	2,254,939	2,260,947
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF02,
Class A3
(LIBOR USD 1-Month plus 0.63%)
2.00%	07/25/20	[1]	757,910	759,589
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS03,
Class A4
3.16%	05/25/25	[6]	6,070,000	6,208,904
Ginnie Mae, Series 2011-152, Class A
1.62%	07/16/33		66,388	66,308
NCUA Guaranteed Notes, Series 2011-C1,
Class 2A
(LIBOR USD 1-Month plus 0.53%)
1.93%	03/09/21	[1]	326,453	325,784

				9,621,532

U.S. Agency Mortgage-Backed — 7.40%
Fannie Mae Pool (TBA)
3.00%	01/25/27		1,815,000	1,848,819
4.50%	01/01/40		5,215,000	5,549,086
Fannie Mae Pool 253974
7.00%	08/01/31		2,650	2,885
Fannie Mae Pool 254232
6.50%	03/01/22		4,500	4,990
Fannie Mae Pool 467144
4.25%	01/01/21		3,171,458	3,334,893
Fannie Mae Pool 468159
4.26%	07/01/21		1,078,460	1,145,525
Fannie Mae Pool 468272
3.83%	07/01/21		2,846,194	2,973,208
Fannie Mae Pool 468552
3.89%	07/01/21		1,786,226	1,870,807
Fannie Mae Pool 527247
7.00%	09/01/26		33	36
Fannie Mae Pool 545191
7.00%	09/01/31		1,290	1,406

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 545646
7.00%	09/01/26		$28	$30
Fannie Mae Pool 549740
6.50%	10/01/27		9,590	10,636
Fannie Mae Pool 606108
7.00%	03/01/31		607	625
Fannie Mae Pool 630599
7.00%	05/01/32		6,008	6,811
Fannie Mae Pool 655928
7.00%	08/01/32		3,353	3,890
Fannie Mae Pool 735207
7.00%	04/01/34		1,611	1,794
Fannie Mae Pool 735646
4.50%	07/01/20		1,090	1,110
Fannie Mae Pool 735686
6.50%	12/01/22		9,288	10,297
Fannie Mae Pool 735861
6.50%	09/01/33		109,926	123,362
Fannie Mae Pool 764388
(LIBOR USD 6-Month plus 1.40%)
2.90%	03/01/34	[1]	29,054	30,634
Fannie Mae Pool 776708
5.00%	05/01/34		151,284	166,124
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.56%)
3.06%	11/01/35	[1]	12,886	13,680
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
3.39%	12/01/35	[1]	889	927
Fannie Mae Pool 889125
5.00%	12/01/21		52,254	53,386
Fannie Mae Pool 889184
5.50%	09/01/36		137,049	152,112
Fannie Mae Pool 890221
5.50%	12/01/33		208,557	231,106
Fannie Mae Pool 918445
(LIBOR USD 12-Month plus 1.65%)
3.47%	05/01/37	[1]	1,360	1,424
Fannie Mae Pool 939419
(LIBOR USD 12-Month plus 1.27%)
3.02%	05/01/37	[1]	53,022	56,161
Fannie Mae Pool AL0151
4.38%	04/01/21		3,399,548	3,582,748
Fannie Mae Pool AL0209
4.50%	05/01/41		498,844	542,583
Fannie Mae Pool AL2293
4.38%	06/01/21		5,418,064	5,746,598

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report December 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL6829
2.96%	05/01/27		$3,942,754	$3,974,614
Fannie Mae Pool AM7009
2.95%	11/01/24		2,529,309	2,577,176
Fannie Mae Pool AM7150
3.05%	11/01/24		1,755,303	1,798,771
Fannie Mae Pool AM7357
3.38%	12/01/29		2,375,000	2,449,906
Fannie Mae Pool AN0556
3.46%	12/01/30		2,439,487	2,534,816
Fannie Mae Pool AN0854
3.28%	02/01/28		2,465,000	2,547,452
Fannie Mae Pool AN2840
2.49%	09/01/28		2,545,000	2,446,538
Fannie Mae Pool AN5049
3.13%	04/01/29		2,311,738	2,357,813
Fannie Mae Pool BC1158
3.50%	02/01/46		1,304,014	1,340,027
Fannie Mae Pool FN0001
3.76%	12/01/20		2,445,695	2,530,128
Fannie Mae Pool FN0007
3.46%	11/01/20		1,390,000	1,429,054
Fannie Mae Pool MA1561
3.00%	09/01/33		2,116,255	2,154,426
Fannie Mae Pool MA1608
3.50%	10/01/33		1,997,016	2,074,577
Fannie Mae Pool MA3246
2.50%	01/01/33		2,825,000	2,823,552
Fannie Mae REMICS, Series 1989-25, Class G
6.00%	06/25/19		227	231
Fannie Mae REMICS, Series 1992-116, Class B
6.50%	06/25/22		15	16
Fannie Mae REMICS, Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.98%	05/25/23	[1]	4,017	4,377
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		129,173	146,525
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
6.05%	07/25/37	[1]	83,106	83,853
Fannie Mae REMICS, Series 2008-50,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
4.50%	11/25/36	[1]	$1,590,385	$256,096
Fannie Mae Trust, Series 2003-W6, Class 5T (IO)
(-1.00 X LIBOR USD 1-Month plus 8.15%,
7.60% Cap)
0.55%	09/25/42	[1]	14,735,384	215,663
Freddie Mac Gold Pool A25162
5.50%	05/01/34		167,092	185,048
Freddie Mac Gold Pool A33262
5.50%	02/01/35		50,338	57,000
Freddie Mac Gold Pool A68781
5.50%	10/01/37		10,436	11,649
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,226,847	1,277,455
Freddie Mac Gold Pool C90504
6.50%	12/01/21		535	574
Freddie Mac Gold Pool E01279
5.50%	01/01/18		12	12
Freddie Mac Gold Pool G01548
7.50%	07/01/32		351,223	420,816
Freddie Mac Gold Pool G01644
5.50%	02/01/34		107,482	119,431
Freddie Mac Gold Pool G02366
6.50%	10/01/36		75,790	87,143
Freddie Mac Gold Pool G08699
4.00%	03/01/46		1,118,885	1,171,202
Freddie Mac Gold Pool G11707
6.00%	03/01/20		297	302
Freddie Mac Gold Pool G12393
5.50%	10/01/21		71,662	74,380
Freddie Mac Gold Pool G12909
6.00%	11/01/22		122,111	129,334
Freddie Mac Gold Pool G13032
6.00%	09/01/22		64,278	67,347
Freddie Mac Gold Pool J06246
5.50%	10/01/21		23,910	24,783
Freddie Mac REMICS, Series 1602,
Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09%	10/15/23	[1]	14,590	16,402
Freddie Mac REMICS, Series 2174,
Class PN
6.00%	07/15/29		43,899	47,914
Freddie Mac REMICS, Series 3460, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
4.72%	06/15/38	[1]	1,561,563	250,173

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 39

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 4030, Class HS (IO) (-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
5.13%	04/15/42	[1]	$1,395,558	$251,758
Ginnie Mae I Pool 782810
4.50%	11/15/39		1,044,248	1,138,312
Ginnie Mae II Pool (TBA)
4.00%	01/20/41		1,870,000	1,949,475
4.50%	12/21/44		4,700,000	4,930,593
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year)
2.75%	07/20/34	[1]	29,357	30,140
Ginnie Mae II Pool MA4589
5.00%	07/20/47		5,046,935	5,408,698
Ginnie Mae II Pool MA4838
4.00%	11/20/47		1,990,555	2,078,186
Ginnie Mae, Series 2004-8, Class SE (-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
11.20%	11/26/23	[1]	33,637	38,048

				80,979,479

Total Mortgage-Backed
(Cost $152,482,762)				155,495,830

MUNICIPAL BONDS — 1.77%*
Alabama — 0.28%
Alabama Economic Settlement Authority, Taxable Revenue Bond, Series B
3.16%	09/15/25		2,990,000	3,025,760

California — 0.71%
Los Angeles Department of Power, Electric Light and Power Improvements, Series C
5.52%	07/01/27		2,000,000	2,384,980
State of California, Build America Bonds
7.95%	03/01/36		2,750,000	3,072,217
University of California, Taxable Revenue Bonds, Series AJ
4.60%	05/15/31		2,110,000	2,349,126

				7,806,323

Massachusetts — 0.26%
Commonwealth of Massachusetts, Build America Bonds, Series D
4.50%	08/01/31		2,450,000	2,817,525

New York — 0.52%
City of New York, Build America Bonds
5.05%	10/01/24		1,000,000	1,112,580

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds
5.01%	08/01/27		$2,000,000	$2,288,120
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, Series G-3
5.27%	05/01/27		1,400,000	1,629,152
New York State Urban Development Corp., Personal Income Tax, Series SE
3.20%	03/15/22		700,000	716,023

				5,745,875

Total Municipal Bonds
(Cost $19,238,840)				19,395,483

U.S. TREASURY SECURITIES — 34.97%
U.S. Treasury Notes — 34.97%
U.S. Treasury Notes
1.38%	09/30/19		27,115,000	26,880,044
1.50%	10/31/19		33,010,000	32,786,925
1.75%	11/30/19		17,345,000	17,302,315
1.88%	12/31/19		4,090,000	4,089,121
2.00%	10/31/22		8,750,000	8,675,797
2.00%	11/30/22		196,880,000	195,118,452
2.13%	12/31/22		44,980,000	44,799,026
2.25%	11/15/27		32,850,000	32,395,166
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/22	[7]	6,922,325	6,874,387
0.13%	07/15/26	[7]	8,479,290	8,287,612
0.38%	07/15/27	[7]	5,273,723	5,247,758

Total U.S. Treasury Securities
(Cost $384,213,042)				382,456,603

Total Bonds – 94.62%
(Cost $1,030,911,742)				1,034,930,620

Issues			Shares	Value
COMMON STOCK — 0.02%
Electric — 0.02%
Homer City Holdings LLC[2,4,5]			8,014	160,280

Total Common Stock
(Cost $457,400)

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report December 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 9.24%

Foreign Government Obligations — 2.03%
Japan Treasury Discount Bill, Series 711 (Japan)
0.00%[8]	01/10/18	[3]	$2,505,000,000	$22,237,484

Money Market Funds — 5.40%
Dreyfus Government Cash Management Fund
1.19%[9]			48,885,000	48,885,000
Fidelity Investments Money Market Funds - Government Portfolio
1.14%[9,10]			872	872
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.20%[9]			10,148,000	10,148,000

				59,033,872

U.S. Treasury Bills — 1.81%
U.S. Treasury Bills
1.07%[8]	03/01/18	[11]	897,000	895,167
1.28%[8]	04/19/18		19,000,000	18,921,215

				19,816,382

Total Short-Term Investments
(Cost $101,081,160)				101,087,738

Total Investments — 103.88%
(Cost $1,132,450,302)				1,136,178,638

Liabilities in Excess of Other Assets — (3.88)%				(42,422,813)

Net Assets — 100.00%				$1,093,755,825

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2017.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $2,003,720, which is 0.18% of total net assets.

[6]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[7]	Inflation protected security. Principal amount reflects original security face amount.

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of December 31, 2017.

[10]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $872.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $895,134.

†	Fair valued security. The aggregate value of fair valued securities is $2,152,213, which is 0.20% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EUR): Euro dollar

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 22,333,568	JPY 2,505,000,000	Goldman Sachs International	01/10/18	$83,553

USD 25,578,072	EUR 21,600,000	Bank of America N.A.	01/22/18	(397,546)

NET UNREALIZED DEPRECIATION				$(313,993)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017  /  41

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	1,026	03/29/18	$219,676,219	$(398,114)	$(398,114)
U.S. Treasury Five Year Note	338	03/29/18	39,263,453	(12,393)	(12,393)

			258,939,672	(410,507)	(410,507)

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	143	03/08/18	(22,599,282)	75,589	75,589

TOTAL FUTURES CONTRACTS			$236,340,390	$(334,918)	$(334,918)

See accompanying notes to Schedule of Portfolio Investments.

42  /  N-Q Report December 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 93.48%
ASSET-BACKED SECURITIES — 5.98%**
Access Group, Inc., Series 2015-1, Class A (LIBOR USD 1-Month plus 0.70%)
2.25%	07/25/56	[1,2]	$2,516,850	$2,522,826
Babson CLO Ltd., Series 2013-IA, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.80%)
2.43%	01/20/28	1,2,3,†	6,700,000	6,733,513
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 (LIBOR USD 1-Month plus 0.30%)
1.85%	04/25/35	[1,2]	322,335	313,946
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2 (LIBOR USD 3-Month plus 0.80%)
2.26%	02/25/30	[1]	146,400	147,178
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3 (LIBOR USD 3-Month plus 1.00%)
2.37%	10/27/36	[1]	5,075,000	5,106,276
Education Loan Asset-Backed Trust, Series 2013-1, Class A2 (LIBOR USD 1-Month plus 0.80%)
2.35%	04/26/32	[1,2]	8,375,000	8,257,698
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN (LIBOR USD 1-Month plus 0.65%)
2.20%	08/27/46	[1,2]	7,857,333	7,636,864
GE Business Loan Trust, Series 2005-1A, Class A3 (LIBOR USD 1-Month plus 0.25%)
1.73%	06/15/33	[1,2]	681,900	669,235
Goal Capital Funding Trust, Series 2006-1, Class B (LIBOR USD 3-Month plus 0.45%)
1.91%	08/25/42	[1]	2,920,252	2,716,709
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[2]	4,332,356	4,525,681
Limerock CLO II Ltd., Series 2014-2A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.30%)
2.65%	04/18/26	[1,2,3]	6,742,500	6,752,581
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.33%)
2.69%	04/15/27	[1,2,3]	8,000,000	8,054,352
Navient Student Loan Trust, Series 2015-2, Class A3 (LIBOR USD 1-Month plus 0.57%)
2.12%	11/26/40	[1]	5,300,000	5,294,658

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2013-1A, Class A (LIBOR USD 1-Month plus 0.60%)
1.93%	06/25/41	[1,2]	$3,491,329	$3,494,778
Nelnet Student Loan Trust, Series 2014-5A, Class A (LIBOR USD 1-Month plus 0.55%)
1.88%	07/25/46	[1,2]	11,375,505	11,364,904
Northstar Education Finance, Inc., Series 2007-1, Class A1 (1.00 X LIBOR USD 3-Month plus 0.10%)
1.48%	04/28/30	[1]	4,791,839	4,766,194
SLC Student Loan Trust I, Series 2002-2, Class B2 (28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	3,900,000	3,102,103
SLC Student Loan Trust, Series 2004-1, Class B (LIBOR USD 3-Month plus 0.29%)
1.71%	08/15/31	[1]	1,410,400	1,319,464
SLC Student Loan Trust, Series 2007-1, Class A4 (LIBOR USD 3-Month plus 0.06%)
1.48%	05/15/29	[1]	5,902,944	5,848,408
SLM Student Loan Trust I, Series 2003-10A, Class A3 (LIBOR USD 3-Month plus 0.55%)
2.06%	12/15/27	[1,2]	13,339,273	13,377,144
SLM Student Loan Trust, Series 2003-11, Class A6 (LIBOR USD 3-Month plus 0.55%)
2.14%	12/15/25	[1,2]	6,210,941	6,240,561
SLM Student Loan Trust, Series 2006-8, Class A6 (LIBOR USD 3-Month plus 0.16%)
1.53%	01/25/41	[1]	6,000,000	5,813,818
SLM Student Loan Trust, Series 2007-3, Class A3 (LIBOR USD 3-Month plus 0.04%)
1.41%	04/25/19	[1]	7,248,157	7,235,898
SLM Student Loan Trust, Series 2007-6, Class A4 (LIBOR USD 3-Month plus 0.38%)
1.75%	10/25/24	[1]	7,552,102	7,552,254
SLM Student Loan Trust, Series 2008-1, Class A4 (LIBOR USD 3-Month plus 0.65%)
2.02%	01/25/22	[1]	7,238,609	7,209,379
SLM Student Loan Trust, Series 2008-6, Class A4 (LIBOR USD 3-Month plus 1.10%)
2.47%	07/25/23	[1]	4,170,000	4,228,997

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 43

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-8, Class B (LIBOR USD 3-Month plus 2.25%)
3.62%	10/25/75	[1]	$1,095,000	$1,157,659
SLM Student Loan Trust, Series 2011-1, Class A1 (LIBOR USD 1-Month plus 0.52%)
2.07%	03/25/26	[1]	211,180	212,004
SLM Student Loan Trust, Series 2012-5, Class A2 (LIBOR USD 1-Month plus 0.30%)
1.85%	06/25/19	[1]	62,191	62,188
SLM Student Loan Trust, Series 2012-7, Class A2 (LIBOR USD 1-Month plus 0.28%)
1.83%	09/25/19	[1]	751,702	751,862
SLM Student Loan Trust, Series 2012-7, Class A3 (LIBOR USD 1-Month plus 0.65%)
2.20%	05/26/26	[1]	13,140,000	13,060,922
SLM Student Loan Trust, Series 2013-3, Class A2 (LIBOR USD 1-Month plus 0.30%)
1.85%	05/26/20	[1]	139,642	139,644
SLM Student Loan Trust, Series 2013-4, Class A (LIBOR USD 1-Month plus 0.55%)
2.10%	06/25/43	[1]	4,319,079	4,341,023
SLM Student Loan Trust, Series 2014-1, Class A3 (LIBOR USD 1-Month plus 0.60%)
2.15%	02/26/29	[1]	6,865,000	6,800,505
SLM Student Loan Trust, Series 2014-2, Class A2 (LIBOR USD 1-Month plus 0.35%)
1.90%	10/25/21	[1]	448,785	448,981

Total Asset-Backed Securities
(Cost $165,446,947)				167,260,207

BANK LOANS — 0.77%*
Electric — 0.07%
Chief Power Finance LLC, Term Loan B, 1st Lien (LIBOR plus 4.75%)
6.32%	12/31/20	[1,4,5]	2,425,000	1,994,563

Finance — 0.13%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.69%	10/06/23	[1]	3,429,507	3,459,824

Health Care — 0.12%
Gilead Sciences, Inc., Term Loan

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
(LIBOR plus 1.00%)
2.34%	09/08/22	[1]	$3,395,000	$3,395,000

Industrials — 0.24%
Tyco International Holdings SARL, Term Loan, 1st Lien (LIBOR plus 1.75%)
3.09%	03/06/20	[1,4,5]	6,643,920	6,637,708

Information Technology — 0.13%
Dell International LLC, Term Loan A3, 1st Lien (LIBOR plus 1.50%)
3.07%	12/31/18	[1]	3,714,510	3,717,593

Real Estate Investment Trust (REIT) — 0.05%
Ventas Realty LP, Term Loan A
(LIBOR plus 0.98%)
2.54%	08/03/20	[1]	1,430,000	1,422,850

Services — 0.03%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	3,†	828,953	835,163

Total Bank Loans
(Cost $21,869,938)				21,462,701

CORPORATES — 31.17%*
Automotive — 0.22%
General Motors Co.
3.50%	10/02/18		6,000,000	6,063,532

Banking — 6.04%
Bank of America Corp.
2.00%	01/11/18		2,500,000	2,500,058
3.00%	12/20/23	[2,6]	2,159,000	2,166,031
6.50%	07/15/18		1,500,000	1,534,666
6.88%	11/15/18		1,000,000	1,040,996
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	11,025,000	11,000,695
Bank of America Corp. (MTN)
5.65%	05/01/18		11,233,000	11,371,348
6.88%	04/25/18		17,885,000	18,155,207
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		4,295,000	4,298,083
Capital One N.A.
2.35%	08/17/18		550,000	550,809
Discover Bank
2.60%	11/13/18		5,975,000	5,995,742
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[2,3]	9,220,000	9,369,714
JPMorgan Chase & Co.
6.30%	04/23/19		22,375,000	23,571,100

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report December 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
PNC Bank N.A. (BKNT)
1.70%	12/07/18		$7,680,000	$7,658,298
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[3]	13,000,000	12,999,220
UBS AG/London (Switzerland) (LIBOR USD 3-Month plus 0.32%)
1.80%	05/28/19	[1,2,3]	8,000,000	8,002,304
UBS AG/Stamford CT (GMTN) (Switzerland) (LIBOR USD 3-Month plus 0.70%)
2.37%	03/26/18	[1,3]	8,000,000	8,014,432
Wachovia Corp. (MTN)
5.75%	02/01/18		24,485,000	24,561,589
Wells Fargo Bank N.A. (BKNT)
2.15%	12/06/19		7,715,000	7,706,937
Wells Fargo Bank N.A. (BKNT) (MTN)
1.65%	01/22/18		8,420,000	8,418,758

				168,915,987

Communications — 1.60%
AT&T, Inc.
2.38%	11/27/18		5,000,000	5,010,757
3.00%	06/30/22		4,464,000	4,475,872
3.40%	05/15/25		2,655,000	2,618,153
3.60%	02/17/23		1,700,000	1,741,037
4.13%	02/17/26		1,400,000	1,434,395
5.50%	02/01/18		5,031,000	5,045,511
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22		3,415,000	3,559,142
Rogers Communications, Inc. (Canada)
6.80%	08/15/18	[3]	6,674,000	6,858,459
Sprint Communications, Inc.
9.00%	11/15/18	[2]	2,200,000	2,321,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	3,984,375	4,004,297
Time Warner Cable LLC
6.75%	07/01/18		7,525,000	7,692,733

				44,761,356

Consumer Discretionary — 1.42%
Altria Group, Inc.
9.70%	11/10/18		7,340,000	7,809,565
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[2]	5,500,000	5,506,578
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[2,3]	9,867,000	9,859,706

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Beam Suntory, Inc.
1.75%	06/15/18		$5,425,000	$5,416,218
Constellation Brands, Inc.
2.00%	11/07/19		7,000,000	6,957,776
GLP Capital LP/GLP Financing II, Inc.
4.38%	11/01/18		4,210,000	4,262,625

				39,812,468

Consumer Products — 0.15%
Newell Brands, Inc.
2.60%	03/29/19		844,000	845,458
2.88%	12/01/19		3,230,000	3,257,393

				4,102,851

Electric — 1.56%
Duke Energy Florida LLC
2.10%	12/15/19		4,480,000	4,477,079
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		5,000,000	5,063,550
Jersey Central Power & Light Co.
4.80%	06/15/18		1,500,000	1,517,676
7.35%	02/01/19		505,000	530,421
LG&E & KU Energy LLC
3.75%	11/15/20		3,400,000	3,510,267
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		14,109,000	14,530,563
Pennsylvania Electric Co.
5.20%	04/01/20		1,262,000	1,329,687
Progress Energy, Inc.
7.05%	03/15/19		4,200,000	4,439,608
Public Service Co. of New Mexico
7.95%	05/15/18		4,352,000	4,441,753
Southwestern Electric Power Co.
6.45%	01/15/19		2,395,000	2,494,544
Southwestern Electric Power Co., Series F
5.88%	03/01/18		1,198,000	1,204,928

				43,540,076

Energy — 0.53%
Columbia Pipeline Group, Inc.
2.45%	06/01/18		1,936,000	1,937,342
Energy Transfer LP
2.50%	06/15/18		1,156,000	1,157,852
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	3,320,000	3,557,106
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		1,000,000	1,077,291
Phillips 66 (LIBOR USD 3-Month plus 0.65%)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 45

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
2.01%	04/15/19	[1,2]	$1,145,000	$1,145,715
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23		2,935,000	2,934,982
Rockies Express Pipeline LLC
6.00%	01/15/19	[2]	1,500,000	1,548,750
6.85%	07/15/18	[2]	1,500,000	1,537,500

				14,896,538

Finance — 6.52%
American Express Co.
7.00%	03/19/18		14,570,000	14,729,068
American Express Credit Corp. (MTN)
2.20%	03/03/20		4,000,000	3,989,150
Associates Corp. of North America
6.95%	11/01/18		11,000,000	11,413,209
Citigroup, Inc.
1.70%	04/27/18		7,901,000	7,893,758
1.75%	05/01/18		3,560,000	3,554,282
1.80%	02/05/18		3,600,000	3,599,704
2.05%	12/07/18		2,000,000	1,998,359
2.50%	09/26/18		11,750,000	11,764,723
2.50%	07/29/19		2,500,000	2,508,634
6.13%	05/15/18		2,940,000	2,984,807
Ford Motor Credit Co. LLC
5.00%	05/15/18		1,500,000	1,515,427
(LIBOR USD 3-Month plus 0.94%)
2.29%	01/09/18	[1]	8,000,000	8,000,721
Ford Motor Credit Co. LLC (MTN)
2.94%	01/08/19		1,000,000	1,006,245
General Electric Corp. (MTN)
(LIBOR USD 3-Month plus 0.38%)
1.77%	05/05/26	[1]	5,180,000	4,996,063
General Motors Financial Co., Inc.
2.40%	05/09/19		1,100,000	1,100,630
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		3,625,000	3,832,065
Goldman Sachs Group, Inc. (The)
2.38%	01/22/18		1,000,000	1,000,279
2.63%	01/31/19		8,000,000	8,035,280
5.95%	01/18/18		8,625,000	8,638,693
6.15%	04/01/18		19,000,000	19,201,151
(LIBOR USD 3-Month plus 1.02%)
2.38%	10/23/19	[1]	5,000,000	5,061,663
International Lease Finance Corp.
7.13%	09/01/18	[2]	3,816,000	3,937,635
Morgan Stanley
2.13%	04/25/18		2,000,000	2,000,912

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley (GMTN)
5.50%	01/26/20		$2,805,000	$2,979,233
5.50%	07/24/20		2,550,000	2,735,699
6.63%	04/01/18		20,997,000	21,228,345
7.30%	05/13/19		8,000,000	8,531,673
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,111,386
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
2.21%	02/14/20	[1]	3,795,000	3,810,754
Protective Life Global Funding
1.72%	04/15/19	[2]	8,245,000	8,203,022

				182,362,570

Food — 0.93%
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.20%	10/09/20	[1]	7,250,000	7,264,445
Kraft Heinz Foods Co.
6.13%	08/23/18		5,000,000	5,126,380
(LIBOR USD 3-Month plus 0.42%)
1.82%	08/09/19	[1]	4,000,000	4,001,628
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	9,670,000	9,542,607

				25,935,060

Health Care — 4.86%
Abbott Laboratories
2.90%	11/30/21		7,820,000	7,910,517
AbbVie, Inc.
1.80%	05/14/18		2,230,000	2,229,111
2.30%	05/14/21		8,530,000	8,474,484
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[3]	10,700,000	10,708,990
3.45%	03/15/22	[3]	4,000,000	4,068,024
Amgen, Inc.
3.63%	05/15/22		3,400,000	3,520,646
Anthem, Inc.
1.88%	01/15/18		14,502,000	14,501,240
2.50%	11/21/20		10,270,000	10,255,342
Baxalta, Inc.
2.00%	06/22/18		3,425,000	3,424,380
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	6,425,000	6,438,040
Catholic Health Initiatives
2.60%	08/01/18		13,000,000	13,033,592
Celgene Corp.
2.75%	02/15/23		585,000	580,859

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report December 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
2.88%	08/15/20		$5,000,000	$5,049,767
Cigna Corp.
4.50%	03/15/21		5,335,000	5,611,271
5.13%	06/15/20		1,725,000	1,827,254
Fresenius Medical Care U.S. Finance II, Inc.
6.50%	09/15/18	[2]	9,560,000	9,859,105
HCA, Inc.
3.75%	03/15/19		1,750,000	1,767,500
Humana, Inc.
2.50%	12/15/20		5,675,000	5,675,153
Roche Holdings, Inc.
2.25%	09/30/19	[2]	3,710,000	3,720,669
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[3]	7,865,000	7,797,074
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.40%	07/20/18	[3]	9,705,000	9,623,667

				136,076,685

Industrials — 0.82%
BAE Systems Holdings, Inc.
6.38%	06/01/19	[2]	1,660,000	1,752,197
L3 Technologies, Inc.
5.20%	10/15/19		5,200,000	5,451,004
United Technologies Corp. (STEP)
1.78%	05/04/18		11,147,000	11,130,879
WestRock MWV LLC
7.38%	09/01/19		4,310,000	4,648,950

				22,983,030

Information Technology — 0.39%
Apple, Inc.
1.70%	02/22/19		3,255,000	3,246,929
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20	[2]	5,750,000	5,719,048
QUALCOMM, Inc.
1.85%	05/20/19		2,035,000	2,027,720

				10,993,697

Insurance — 0.68%
Metropolitan Life Global Funding I
1.35%	09/14/18	[2]	8,000,000	7,970,391
1.88%	06/22/18	[2]	7,500,000	7,485,270
Nationwide Mutual Insurance Co.
3.88%	12/15/24	[2,6]	3,550,000	3,550,000

				19,005,661

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials — 0.39%
Dow Chemical Co. (The)
8.55%	05/15/19		$6,159,000	$6,669,686
Monsanto Co.
2.13%	07/15/19		4,275,000	4,261,532

				10,931,218

Real Estate Investment Trust (REIT) — 3.77%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		8,800,000	8,841,243
American Campus Communities Operating Partnership LP
3.35%	10/01/20		6,040,000	6,160,942
American Tower Corp.
3.40%	02/15/19		2,895,000	2,926,340
Boston Properties LP
5.63%	11/15/20		2,260,000	2,445,749
5.88%	10/15/19		9,615,000	10,139,012
Duke Realty LP
3.88%	02/15/21		6,385,000	6,602,264
HCP, Inc.
2.63%	02/01/20		6,870,000	6,892,970
3.75%	02/01/19		3,000,000	3,038,436
Kimco Realty Corp.
6.88%	10/01/19		5,860,000	6,300,506
Realty Income Corp.
2.00%	01/31/18		8,871,000	8,869,824
SL Green Realty Corp.
5.00%	08/15/18		8,000,000	8,101,032
UDR, Inc.
3.70%	10/01/20		3,000,000	3,090,810
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		7,945,000	7,944,781
2.70%	04/01/20		1,186,000	1,191,832
4.00%	04/30/19		7,500,000	7,635,083
VEREIT Operating Partnership LP
3.00%	02/06/19		2,890,000	2,902,644
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	3,000,000	3,019,260
3.25%	10/05/20	[2]	4,000,000	4,075,188
Welltower, Inc.
2.25%	03/15/18		4,727,000	4,730,002
4.13%	04/01/19		700,000	713,173

				105,621,091

Retail — 0.85%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[2,3]	7,000,000	7,002,886

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 47

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail (continued)
CVS Health Corp.
2.25%	12/05/18		$16,681,000	$16,692,230

				23,695,116

Services — 0.24%
Moody’s Corp.
(LIBOR USD 3-Month plus 0.35%)
1.84%	09/04/18	[1]	5,820,000	5,830,264
Republic Services, Inc.
5.50%	09/15/19		850,000	895,120

				6,725,384

Transportation — 0.20%
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		1,019,267	1,078,486
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		1,458,960	1,541,449
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		6,459	6,463
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		2,092,693	2,145,010
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		806,844	868,007

				5,639,415

Total Corporates (Cost $870,963,809)				872,061,735

MORTGAGE-BACKED — 29.84%**

Non-Agency Commercial Mortgage-Backed — 1.15%
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.81%	09/10/45	[2,4,5,6]	18,118,607	1,192,576
Commercial Mortgage Trust, Series 2013-LC13, Class A2
3.01%	08/10/46		18,500,000	18,597,969
GE Business Loan Trust, Series 2006-2A, Class A
0.51%	11/15/34	[2]	2,501,892	2,427,927
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[2]	1,124,256	1,116,623
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF
(LIBOR USD 1-Month plus 0.16%)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
1.63%	05/15/47	[1]	$6,081,895	$6,064,884
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A
2.71%	03/18/28	[2,6]	2,855,000	2,859,708

				32,259,687

Non-Agency Mortgage-Backed — 10.87%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
1.77%	02/25/37	[1]	12,000,000	11,401,573
ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC1, Class A1
(LIBOR USD 1-Month plus 0.22%)
1.77%	12/25/35	[1]	4,404,870	4,411,216
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 2A
(LIBOR USD 1-Month plus 0.25%)
1.80%	12/25/35	[1]	6,982,652	6,975,157
Ameriquest Mortgage Securities, Inc., Series 2006-R2, Class A1
(LIBOR USD 1-Month plus 0.18%)
1.73%	04/25/36	[1]	6,427,729	6,434,857
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.20%	10/25/27		15,384	16,091
Argent Securities, Inc., Series 2005-W2, Class A1
(LIBOR USD 1-Month plus 0.26%)
1.81%	10/25/35	[1]	7,093,663	7,146,309
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		10,486,618	10,805,299
Banc of America Funding Trust, Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
1.77%	03/27/36	[1,2]	7,300,699	7,167,880
Banc of America Funding Trust, Series 2015-R3, Class 8A1
(LIBOR USD 1-Month plus 0.15%)
1.70%	06/27/36	[1,2]	5,186,241	5,124,463
Banc of America Funding Trust, Series 2015-R4, Class 3A1
(LIBOR USD 1-Month plus 0.14%)
1.47%	07/27/36	[1,2]	7,314,203	7,172,147
BCAP LLC Trust, Series 2007-AA1, Class 1A2
(LIBOR USD 1-Month plus 0.16%)
1.71%	02/25/47	[1]	112,070	118,313

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report December 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2008-IND2, Class A1
(LIBOR USD 1-Month plus 1.65%)
3.20%	04/25/38	[1]	$8,116,158	$8,179,481
BCAP LLC Trust, Series 2013-RR5, Class 2A1
3.03%	03/26/37	[2,6]	6,331,655	6,386,142
Bear Stearns ARM Trust, Series 2004-3, Class 4A
3.79%	07/25/34	[6]	2,807,329	2,842,659
Bear Stearns ARM Trust, Series 2005-2, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.45%)
3.26%	03/25/35	[1]	2,746,146	2,782,342
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
(LIBOR USD 1-Month plus 0.80%)
2.35%	08/25/43	[1]	581	582
Chase Funding Trust, Series 2002-2, Class 2M1
(LIBOR USD 1-Month plus 0.90%)
2.45%	02/25/32	[1]	159,234	159,246
Chase Funding Trust, Series 2007-A1, Class 8A1
3.71%	02/25/37	[6]	10,556,803	10,809,005
Chase Funding Trust,
Series 2007-A2, Class 2A3
3.60%	07/25/37	[6]	2,128,842	2,169,728
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
1.73%	05/25/36	[1,2]	1,072,363	1,023,673
CIM Trust, Series 2015-3AG, Class A1
(LIBOR USD 1-Month plus 1.75%)
3.11%	10/25/57	[1,2]	8,115,164	8,230,600
CIM Trust, Series 2015-4AG, Class A1
(LIBOR USD 1-Month plus 2.00%)
3.36%	10/25/57	[1,2]	10,688,337	10,809,501
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.16%	02/25/34	[6]	136,760	135,859
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
(LIBOR USD 1-Month plus 1.30%)
2.85%	07/25/37	[1]	90,000	85,755
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[6]	1,543,587	1,612,332

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[6]	$61,053	$61,566
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28		5,571	5,755
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.18%	08/25/34	[6]	15,405	15,042
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR1, Class 5A1
3.31%	02/25/34	[6]	2,581,470	2,608,575
Credit Suisse Mortgage Trust, Series 2014-9R, Class 8A1
(LIBOR USD 1-Month plus 0.16%)
1.49%	10/27/36	[1,2]	1,666,320	1,649,511
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP)
3.81%	11/25/35		592,631	598,398
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.46%	01/25/36		2,308,337	2,040,163
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
1.39%	04/25/37	[1]	3,201,622	2,460,541
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.21%)
1.71%	03/19/45	[1]	1,186,130	1,155,065
Encore Credit Receivables Trust, Series 2005-2, Class M2
(LIBOR USD 1-Month plus 0.69%)
2.24%	11/25/35	[1]	5,021,982	5,078,089
FBR Securitization Trust, Series 2005-02, Class M1
(LIBOR USD 1-Month plus 0.72%)
2.05%	09/25/35	[1]	4,663,993	4,683,973
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.13%	09/25/34	[6]	10,873	10,777
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 2A2
3.45%	02/25/35	[6]	1,318,203	1,325,937
GE Business Loan Trust, Series 2007-1A, Class A
(LIBOR USD 1-Month plus 0.17%)
1.65%	04/16/35	[1,2]	1,233,149	1,199,342

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 49

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
1.99%	06/25/30	[1]	$223,844	$194,401
GSAA Home Equity Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
1.83%	08/25/35	[1]	1,394,498	1,392,368
GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1
3.29%	11/25/35	[6]	780,756	801,183
Impac CMB Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.19%	08/25/35	[1]	2,191,986	2,060,743
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
2.33%	12/25/34	[1]	339,558	314,904
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
2.35%	11/25/34	[1]	1,022,610	930,500
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		616,823	655,015
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
1.83%	03/25/47	[1]	50,000	41,734
JPMorgan Mortgage Acquisition Trust., Series 2005-FRE1, Class A2F3 (STEP)
3.44%	10/25/35		2,313,764	2,300,878
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1
3.69%	07/25/35	[6]	1,628,352	1,636,989
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.63%	07/25/35	[6]	410,145	423,302
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		727,359	736,019
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		603,048	613,528
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[4,5,6]	136,703,620	2,507,814
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.54%	01/25/34	[6]	9,992	9,784

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.75%	01/25/34	[6]	$48,810	$50,551
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
3.47%	11/21/34	[6]	1,474,170	1,519,050
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
3.11%	04/25/34	[6]	193,583	195,415
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.63%	06/25/34	[6]	31,717	28,210
MASTR Alternative Loan Trust, Series 2003-1, Class 1A1
6.25%	12/25/32		3,252,247	3,394,939
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1
5.50%	07/25/33		5,270,100	5,671,545
MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
5.25%	11/25/33		5,608,029	5,825,142
MASTR Alternative Loan Trust, Series 2004-7, Class 1A1
5.50%	07/25/34		5,534,955	5,731,282
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.57%	10/25/32	[6]	267,419	271,123
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
2.55%	08/25/34	[1]	1,177,170	1,149,296
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
1.73%	06/25/37	[1]	12,913,929	10,009,827
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
3.27%	08/25/34	[6]	1,882,247	1,923,047
Merrill Lynch Mortgage Investors Trust, Series 2006-F1, Class 1A2
6.00%	04/25/36		2,204,957	1,868,825
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,221,767	1,389,293
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[2]	5,569,299	6,303,314
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
2.48%	07/25/34	[1]	4,439,597	4,487,410
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
(LIBOR USD 1-Month plus 0.90%)

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report December 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.45%	07/25/34	[1]	$470,790	$467,700
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 3A
(LIBOR USD 1-Month plus 1.25%)
1.40%	03/26/37	[1,2]	1,940,550	1,946,655
MortgageIT Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
2.15%	08/25/35	[1]	461,265	452,306
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
1.83%	10/25/35	[1]	7,208,842	7,093,259
New Century Home Equity Loan Trust, Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.74%)
2.29%	07/25/35	[1]	7,060,896	7,092,611
New Century Home Equity Loan Trust, Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
1.77%	02/25/36	[1]	12,800,139	12,745,044
Nomura Resecuritization Trust,
Series 2014-1R, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
1.49%	10/26/36	[1,2]	1,016,380	1,010,065
Nomura Resecuritization Trust,
Series 2014-1R, Class 4A1
0.00%	01/26/37	[2,6]	1,354,922	1,371,671
Nomura Resecuritization Trust,
Series 2016-2R, Class 1A1
3.60%	02/26/36	[2,6]	1,615,219	1,624,724
Option One Mortgage Loan Trust, Series 2005-1, Class A4
(LIBOR USD 1-Month plus 0.80%)
2.35%	02/25/35	[1]	1,010,182	1,011,721
Park Place Securities, Inc.,
Series 2004-WCW2, Class M2
(LIBOR USD 1-Month plus 0.98%)
2.53%	10/25/34	[1]	9,144,955	9,318,051
Park Place Securities, Inc.,
Series 2004-WHQ2, Class M2
(LIBOR USD 1-Month plus 0.95%)
2.50%	02/25/35	[1]	232,611	233,376
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.00%	09/25/35	[1]	4,495,854	4,514,178
Park Place Securities, Inc.,
Series 2005-WCW2, Class M1
(LIBOR USD 1-Month plus 0.75%)
2.30%	07/25/35	[1]	9,253,527	9,303,781

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.78%	03/25/35	[6]	$5,349,203	$3,980,348
Residential Asset Mortgage Products Trust, Series 2004-SL4, Class A3
6.50%	07/25/32		400,773	404,472
Residential Asset Mortgage Products Trust, Series 2005-SL1, Class A5
6.50%	05/25/32		1,088,302	1,083,750
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 6A
3.54%	11/25/34	[6]	5,185,970	5,304,776
Structured Asset Investment Loan Trust, Series 2005-8, Class A4
(LIBOR USD 1-Month plus 0.72%)
2.27%	10/25/35	[1]	4,443,552	4,487,523
Structured Asset Securities Corp.,
Series 2003-26A, Class 3A5
3.39%	09/25/33	[6]	1,066,708	1,076,458
Terwin Mortgage Trust, Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 0.55%)
2.10%	07/25/34	[1,2]	115,413	111,169
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
3.61%	01/25/33	[6]	124,387	126,702
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
3.36%	01/25/35	[6]	994,846	1,020,234
WaMu Mortgage Pass-Through Certificates, Series 2004-CB2, Class 2A
5.50%	07/25/34		5,857,109	6,129,199
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
1.84%	10/25/45	[1]	3,370,087	3,310,951
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
1.88%	01/25/45	[1]	537,399	532,140
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Q, Class 1A1
3.60%	09/25/34	[6]	1,689,163	1,787,819
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
3.47%	06/25/35	[6]	5,446,232	5,551,234
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR9, Class 1A1
3.43%	05/25/35	[6]	148,680	153,311

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 51

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A5
3.54%	03/25/36[6]	$1,352,589	$1,337,338

			303,912,941

U.S. Agency Commercial Mortgage-Backed — 9.53%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
(LIBOR USD 1-Month plus 0.34%)
1.58%	04/25/20[1]	13,534,580	13,520,088
Fannie Mae-Aces, Series 2013-M13, Class FA
(LIBOR USD 1-Month plus 0.35%)
1.90%	05/25/18[1]	4,035,067	4,028,319
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18	1,012,479	1,010,907
Fannie Mae-Aces, Series 2015-M10, Class FA
(LIBOR USD 1-Month plus 0.25%)
1.49%	03/25/19[1]	7,458,230	7,458,145
Fannie Mae-Aces, Series 2017-M11, Class FA
(LIBOR USD 1-Month plus 0.47%)
1.71%	09/25/24[1]	12,363,496	12,398,759
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
1.73%	08/25/24[1]	5,939,840	5,955,665
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K003, Class A5
5.09%	03/25/19	13,850,000	14,213,881
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19	17,500,000	18,096,015
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A1
3.40%	07/25/19	4,763,911	4,819,026
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20	17,700,000	18,340,211
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A1
2.87%	02/25/23	12,096,667	12,271,128

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF08, Class A
(LIBOR USD 1-Month plus 0.30%)
1.67%	01/25/22[1]	$13,043,707	$13,033,990
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
1.75%	05/25/22[1]	14,882,664	14,757,891
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
(LIBOR USD 1-Month plus 0.38%)
1.62%	07/25/22[1]	13,219,608	13,092,891
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KGRP, Class A
(LIBOR USD 1-Month plus 0.38%)
1.75%	04/25/20[1]	21,475,643	21,514,264
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ18, Class A1
2.46%	03/25/22	6,790,000	6,791,460
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG1
(LIBOR USD 1-Month plus 0.22%)
1.46%	07/25/20[1]	14,535,000	14,539,171
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG2
(LIBOR USD 1-Month plus 0.20%)
1.44%	10/25/19[1]	17,330,000	17,296,485
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
(LIBOR USD 1-Month plus 0.38%)
1.75%	08/25/23[1]	13,292,306	13,312,537
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19	17,405,000	17,906,031
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19	3,169,968	3,200,903
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class AFL
(Federal Reserve US 12-Month Cumualtive Average plus 0.74%)
1.80%	10/25/21[1]	5,932,964	5,939,591

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report December 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39[6]	$1,268,362	$1,271,664
Ginnie Mae, Series 2007-12, Class C
5.28%	04/16/41[6]	1,680,766	1,692,512
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
1.93%	03/09/21[1]	10,236,802	10,215,802

			266,677,336

U.S. Agency Mortgage-Backed — 8.29%
Fannie Mae Pool 466973
3.85%	01/01/21	13,791,130	14,400,439
Fannie Mae Pool 567002
8.00%	05/01/23	31,738	34,323
Fannie Mae Pool 735861
6.50%	09/01/33	18,962	21,280
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
3.31%	04/01/34[1]	352,679	365,780
Fannie Mae Pool 995182
5.50%	06/01/20	344,178	348,461
Fannie Mae Pool AD0538
6.00%	05/01/24	617,983	659,291
Fannie Mae Pool AE0083
6.00%	01/01/40	1,323,990	1,494,555
Fannie Mae Pool AL0851
6.00%	10/01/40	1,722,691	1,941,203
Fannie Mae Pool AM6261
(LIBOR USD 1-Month plus 0.22%)
1.59%	07/01/19[1]	22,275,000	22,285,281
Fannie Mae Pool AM7028
(LIBOR USD 1-Month plus 0.24%)
1.61%	10/01/19[1]	22,950,000	22,957,195
Fannie Mae REMICS, Series 1997-76, Class FS
(LIBOR USD 1-Month0
1.94%	09/17/27[1]	18,672	18,328
Fannie Mae REMICS, Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
2.50%	10/25/31[1]	1,005,184	1,026,194
Fannie Mae REMICS, Series 2003-130, Class HF
(LIBOR USD 1-Month plus 0.45%)
2.00%	12/25/33[1]	1,025,113	1,026,186
Fannie Mae REMICS, Series 2003-134, Class FC
(LIBOR USD 1-Month plus 0.60%)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
2.15%	12/25/32[1]	$6,216,890	$6,293,436
Fannie Mae REMICS, Series 2005-57, Class EG
(LIBOR USD 1-Month plus 0.30%)
1.85%	03/25/35[1]	1,226,942	1,226,677
Fannie Mae REMICS, Series 2005-59, Class NF
(LIBOR USD 1-Month plus 0.25%)
1.80%	05/25/35[1]	3,209,393	3,223,156
Fannie Mae REMICS, Series 2007-61, Class A
(LIBOR USD 1-Month plus 0.28%)
1.83%	03/25/37[1]	1,703,918	1,704,558
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
6.05%	07/25/37[1]	515,072	519,702
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39	783,019	813,830
Fannie Mae REMICS, Series 2009-33, Class FB
(LIBOR USD 1-Month plus 0.82%)
2.37%	03/25/37[1]	3,032,028	3,099,400
Fannie Mae REMICS, Series 2009-85, Class LF
(LIBOR USD 1-Month plus 1.20%)
2.75%	10/25/49[1]	3,661,548	3,748,777
Fannie Mae REMICS, Series 2009-96, Class FA
(LIBOR USD 1-Month plus 0.90%)
2.45%	11/25/49[1]	2,338,431	2,387,541
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
1.95%	10/25/40[1]	1,770,425	1,778,797
Fannie Mae REMICS, Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
4.68%	11/25/36[1]	10,717,428	1,695,929
Fannie Mae REMICS, Series 2010-39, Class FE
(LIBOR USD 1-Month plus 0.77%)
2.32%	06/25/37[1]	5,655,192	5,764,396
Fannie Mae REMICS, Series 2010-43, Class DP
5.00%	05/25/40	1,379,277	1,476,048
Fannie Mae REMICS, Series 2010-6, Class BF
(LIBOR USD 1-Month plus 0.76%)
2.31%	02/25/40[1]	2,063,858	2,099,466

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 53

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2010-95, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
5.05%	09/25/40	[1]	$7,461,835	$1,437,620
Fannie Mae REMICS, Series 2011-118, Class FB
(LIBOR USD 1-Month plus 0.45%)
2.00%	11/25/41	[1]	10,263,168	10,329,698
Fannie Mae REMICS, Series 2011-71, Class FB
(LIBOR USD 1-Month plus 0.50%)
2.05%	05/25/37	[1]	4,289,210	4,303,608
Fannie Mae REMICS, Series 2012-33, Class F
(LIBOR USD 1-Month plus 0.52%)
2.07%	04/25/42	[1]	7,701,415	7,764,460
Fannie Mae REMICS, Series 2013-75, Class FC
(LIBOR USD 1-Month plus 0.25%)
1.80%	07/25/42	[1]	7,136,449	7,131,158
Fannie Mae REMICS, Series G92-10, Class Z
7.75%	01/25/22		637	675
Freddie Mac Gold Pool A45796
7.00%	01/01/33		6,674	7,350
Freddie Mac Gold Pool C46104
6.50%	09/01/29		9,194	10,192
Freddie Mac Gold Pool G13032
6.00%	09/01/22		802,950	841,289
Freddie Mac Gold Pool G13475
6.00%	01/01/24		100,956	105,978
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		609,197	664,912
Freddie Mac REMICS, Series 2454, Class FQ
(LIBOR USD 1-Month plus 1.00%)
2.48%	06/15/31	[1]	9,298	9,570
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
2.08%	10/15/33	[1]	4,214,294	4,265,617
Freddie Mac REMICS, Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
1.78%	04/15/35	[1]	4,295,842	4,299,368
Freddie Mac REMICS, Series 3084, Class FN
(LIBOR USD 1-Month plus 0.50%)
1.98%	12/15/34	[1]	3,485,931	3,493,096

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3294,
Class CB
5.50%	03/15/37		$251,133	$275,271
Freddie Mac REMICS, Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
1.78%	08/15/35	[1]	1,088,486	1,087,843
Freddie Mac REMICS, Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
1.78%	08/15/35	[1]	2,807,038	2,805,381
Freddie Mac REMICS, Series 3346, Class FA
(LIBOR USD 1-Month plus 0.23%)
1.71%	02/15/19	[1]	80,123	80,171
Freddie Mac REMICS, Series 3524, Class FC
(LIBOR USD 1-Month plus 0.94%)
2.42%	06/15/38	[1]	871,299	890,293
Freddie Mac REMICS, Series 3531, Class FM
(LIBOR USD 1-Month plus 0.90%)
2.38%	05/15/39	[1]	1,114,728	1,138,726
Freddie Mac REMICS, Series 3672, Class A
6.00%	05/15/40		152,498	165,287
Freddie Mac REMICS, Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
1.88%	11/15/40	[1]	1,233,747	1,235,707
Freddie Mac REMICS, Series 3824, Class FA
(LIBOR USD 1-Month plus 0.15%)
1.63%	03/15/26	[1]	562,618	562,664
Freddie Mac REMICS, Series 3828, Class TF
(LIBOR USD 1-Month plus 0.40%)
1.88%	04/15/29	[1]	410,789	411,462
Freddie Mac REMICS, Series 4060, Class FJ
(LIBOR USD 1-Month plus 0.35%)
1.83%	02/15/41	[1]	7,950,326	7,975,026
Freddie Mac REMICS, Series 4109, Class KF
(LIBOR USD 1-Month plus 0.40%)
1.88%	05/15/32	[1]	2,859,967	2,864,755
Freddie Mac REMICS, Series 4235, Class FA
(LIBOR USD 1-Month plus 0.35%)
1.83%	01/15/34	[1]	4,303,066	4,314,593

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report December 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Strips, Series 240, Class F30
(LIBOR USD 1-Month plus 0.30%)
1.78%	07/15/36	[1]	$3,098,606	$3,103,860
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
1.98%	06/15/42	[1]	4,399,028	4,441,090
Freddie Mac Strips, Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
1.98%	11/15/43	[1]	19,753,741	19,944,865
Ginnie Mae I Pool 422972
6.50%	07/15/29		21,875	24,279
Ginnie Mae II Pool 1849
8.50%	08/20/24		381	393
Ginnie Mae II Pool 2020
8.50%	06/20/25		690	747
Ginnie Mae II Pool 2286
8.50%	09/20/26		1,358	1,498
Ginnie Mae II Pool 2487
8.50%	09/20/27		11,542	12,742
Ginnie Mae II Pool 80059 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	04/20/27	[1]	20,484	21,152
Ginnie Mae II Pool 80589 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.38%	03/20/32	[1]	38,360	38,595
Ginnie Mae II Pool 80610 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	06/20/32	[1]	12,488	12,971
Ginnie Mae II Pool 80968 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	07/20/34	[1]	411,461	422,440
Ginnie Mae II Pool 81201 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.00%)
2.88%	01/20/35	[1]	11,944	12,680
Ginnie Mae II Pool 8599 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.00%	02/20/25	[1]	16,941	17,459
Ginnie Mae, Series 2003-11, Class FK
(LIBOR USD 1-Month plus 0.30%)
1.79%	02/16/33	[1]	1,390,176	1,393,232
Ginnie Mae, Series 2004-5, Class PF
(LIBOR USD 1-Month plus 0.55%)
2.05%	02/20/33	[1]	555,095	555,758

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
5.30%	05/20/37	[1]	$6,361,291	$976,155
Ginnie Mae, Series 2012-13, Class KF
(LIBOR USD 1-Month plus 0.30%)
1.80%	07/20/38	[1]	1,457,020	1,461,067
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		3,637,676	3,548,598
NCUA Guaranteed Notes, Series 2010-R1, Class A1
(LIBOR USD 1-Month plus 0.45%)
1.78%	10/07/20	[1]	5,660,861	5,676,119
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
1.96%	12/08/20	[1]	8,879,380	8,927,246
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
1.96%	12/08/20	[1]	4,174,715	4,197,708
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
1.78%	01/08/20	[1]	4,108,706	4,117,813
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)
1.73%	03/11/20	[1]	2,177,657	2,181,267

				231,971,733

Total Mortgage-Backed (Cost $825,354,817)				834,821,697

MUNICIPAL BONDS — 0.02%*
California — 0.02%
State of California, Taxable, Various Purpose
6.20%	03/01/19		600,000	629,190

Total Municipal Bonds (Cost $626,504)
U.S. TREASURY SECURITIES — 25.70%
U.S. Treasury Notes — 25.70%
U.S. Treasury Notes
1.38%	09/30/19		32,485,000	32,203,512
1.50%	10/31/19		423,225,000	420,364,926
1.75%	11/30/19		105,420,000	105,160,567
1.88%	12/31/19		52,425,000	52,413,737
1.88%	12/15/20		72,930,000	72,726,309

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 55

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
2.00%	11/30/22		$26,615,000	$26,376,867
2.13%	12/31/22		9,680,000	9,641,053

Total U.S. Treasury Securities (Cost $721,432,081)				718,886,971

Total Bonds – 93.48% (Cost $2,605,694,096)				2,615,122,501

Issues			Shares	Value
COMMON STOCK — 0.07%
Electric — 0.07%
Homer City Holdings LLC[2,4,5]			106,501	2,130,020

Total Common Stock (Cost $6,078,660)
Purchased Swaptions – 0.00% (Cost $939,000)				21,837

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 5.88%
Foreign Government Obligations — 2.16%
Japan Treasury Discount Bill, Series 711 (Japan)
0.00%[7]	01/10/18	[3]	3,765,000,000	33,422,806
Japan Treasury Discount Bill, Series 722 (Japan)
0.00%[7]	02/26/18	[3]	3,030,000,000	26,903,334

				60,326,140

Money Market Funds — 3.63%
Dreyfus Government Cash Management Fund
1.19%[8]			64,319,500	64,319,500
Fidelity Investments Money Market Funds - Government Portfolio
1.14%[8,9]			412,081	412,081
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.20%[8]			36,815,000	36,815,000

				101,546,581

U.S. Treasury Bills — 0.09%
U.S. Treasury Bills
1.07%[7]	03/01/18	[10]	2,529,000	2,523,836

Total Short-Term Investments
(Cost $164,773,382)				164,396,557

Issues	Value
Total Investments Before Written Swaptions — 99.43%
(Cost $ 2,777,485,138)	$2,781,670,915

Written Swaptions — 0.00%
(Cost $(540,000))	(8,748)

Cash and Other Assets, Less
Liabilities — 0.57%	15,908,324

Net Assets — 100.00%	$2,797,570,491

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2017.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $14,462,681, which is 0.52% of total net assets.

[6]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[7]	Represents annualized yield at date of purchase.

[8]	Represents the current yield as of December 31, 2017.

[9]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $412,081.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,523,740.

†	Fair valued security. The aggregate value of fair valued securities is $7,568,676, which is 0.27% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EUR): Euro dollar

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report December 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 33,567,219	JPY 3,765,000,000	Goldman Sachs International	01/10/18	$125,580
USD 27,379,065	JPY 3,030,000,000	Goldman Sachs International	02/26/18	406,609

				532,189

USD 65,484,601	EUR 55,300,000	Bank of America N.A.	01/22/18	(1,017,791)

NET UNREALIZED DEPRECIATION				$(485,602)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	3,769	03/29/18	$806,978,234	$(1,362,794)	$(1,362,794)
U.S. Treasury Five Year Note	542	03/29/18	62,960,922	(88,440)	(88,440)

			869,939,156	(1,451,234)	(1,451,234)

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	371	03/08/18	(58,631,703)	198,181	198,181

TOTAL FUTURES CONTRACTS			$811,307,453	$(1,253,053)	$(1,253,053)

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)
PURCHASED SWAPTIONS
Option to enter into a 30-year Interest Rate Swap	Goldman Sachs International	12/24/23	3 month USD LIBOR	Quarterly	6.00%	Quarterly	$30,000,000	$21,837	$939,000	$(917,163)

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums (Received)	Unrealized Appreciation
WRITTEN SWAPTIONS
Option to enter into a 30-year Interest Rate Swap	Goldman Sachs International	12/24/23	7.50%	Quarterly	3 month USD LIBOR	Quarterly	$(30,000,000)	$(8,748)	$(540,000)	$531,252

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017  /  57

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.56%
ASSET-BACKED SECURITIES — 10.78%**
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.37%)
1.92%	01/25/35	[1,2]	$231,630	$228,921
Crystal River, Series 2005-1A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
1.42%	03/02/46	[1,2,3,4,5]	470,845	83,966
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.35%	04/26/32	[1,2]	645,000	635,966
GE Business Loan Trust, Series 2005-1A, Class A3
(LIBOR USD 1-Month plus 0.25%)
1.73%	06/15/33	[1,2]	273,489	268,410
GE Business Loan Trust, Series 2005-2A, Class A
(LIBOR USD 1-Month plus 0.24%)
1.72%	11/15/33	[1,2]	209,828	206,166
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[2,5]	200,792	195,400
Higher Education Funding, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.51%	05/25/34	[1,2]	454,562	455,096
Limerock CLO II Ltd., Series 2014-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.30%)
2.65%	04/18/26	[1,2,5]	200,000	200,299
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
2.69%	04/15/27	[1,2,5]	420,000	422,853
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.50%	11/25/48	[1,2]	500,000	491,010
Panthera Aviation, Series 2013-1
10.00%	01/25/22	2,3,4,†	338,214	125,140
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.66%	03/28/46	[1,2]	909,544	910,258
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
1.71%	08/15/31	[1]	223,357	208,956
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
1.84%	07/25/39	[1]	$418,000	$398,752
SLM Student Loan Trust, Series 2004-3A, Class A6A
(LIBOR USD 3-Month plus 0.55%)
1.92%	10/25/64	[1,2]	270,000	268,637
SLM Student Loan Trust, Series 2005-9, Class B
(LIBOR USD 3-Month plus 0.30%)
1.67%	01/25/41	[1]	316,941	292,400
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.54%	01/25/41	[1]	900,000	873,406
SLM Student Loan Trust, Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
2.12%	10/27/70	[1]	215,000	204,374
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
2.02%	01/25/22	[1]	258,522	257,478
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.57%	01/25/83	[1]	340,000	332,097
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.57%	04/26/83	[1]	340,000	335,616
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	04/25/73	[1]	340,000	339,554
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	07/25/73	[1]	235,000	240,152
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	07/26/83	[1]	340,000	341,010
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	07/26/83	[1]	340,000	351,096
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
3.62%	10/25/75	[1]	340,000	359,456
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
2.70%	10/25/34	[1]	310,000	317,755

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report December 2017

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Structured Receivables Finance 2 LLC, Series 2000, Class A
4.71%	04/15/48	[2]	$2,995	$2,999
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	2,†	362,154	409,952
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[2]	368,227	430,326
Wachovia Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.54%	04/25/40	[1,2]	300,000	289,550

Total Asset-Backed Securities (Cost $10,774,965)				10,477,051

BANK LOANS — 0.20%*
Services — 0.20%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	5,†	195,048	196,509

Total Bank Loans (Cost $196,610)

CORPORATES — 33.06%*
Automotive — 0.26%
General Motors Co.
3.50%	10/02/18		250,000	252,647

Banking — 6.14%
Bank of America Corp.
3.00%	12/20/23	[2,6]	431,000	432,404
3.71%	04/24/28	[6]	525,000	538,265
Bank of America Corp. (MTN)
5.65%	05/01/18		900,000	911,085
6.88%	04/25/18		300,000	304,532
Bank of New York Mellon Corp. (The) (MTN)
2.66%	05/16/23	[6]	250,000	249,079
Discover Bank
2.60%	11/13/18		250,000	250,868
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[2,5]	455,000	462,388
JPMorgan Chase & Co.
3.22%	03/01/25	[6]	420,000	421,879
3.90%	07/15/25		250,000	261,531
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[5,6]	200,000	198,304
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[5]	165,000	164,990
UBS AG/Stamford CT (GMTN) (Switzerland)
2.38%	08/14/19	[5]	250,000	250,186

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wachovia Corp. (MTN)
5.75%	02/01/18		$790,000	$792,471
Wells Fargo & Co.
3.00%	04/22/26		145,000	142,627
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[6]	575,000	587,330

				5,967,939

Commercial Services — 0.01%
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[2,5]	7,000	7,026

Communications — 2.24%
AT&T, Inc.
4.13%	02/17/26		200,000	204,914
4.80%	06/15/44		350,000	344,000
5.25%	03/01/37		265,000	280,598
CBS Corp.
3.70%	06/01/28	[2]	145,000	143,193
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.00%	02/01/28	[2]	54,000	52,853
5.13%	05/01/27	[2]	46,000	45,367
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%	10/23/45		200,000	234,430
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[5]	25,000	20,500
9.75%	07/15/25	[2,5]	40,000	38,600
Level 3 Financing, Inc.
5.13%	05/01/23		20,000	20,100
5.25%	03/15/26		30,000	29,521
Sprint Communications, Inc.
9.00%	11/15/18	[2]	90,000	94,950
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	187,500	188,437
T-Mobile USA, Inc.
6.13%	01/15/22		95,000	98,230
Verizon Communications, Inc.
4.52%	09/15/48		225,000	222,457
4.86%	08/21/46		150,000	157,056
				2,175,206
Consumer Discretionary — 0.69%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		200,000	206,707
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[2,5]	350,000	349,741

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 59

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Central Garden & Pet Co.
6.13%	11/15/23		$55,000	$58,506
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		55,000	59,125

				674,079

Electric — 2.16%
Duke Energy Carolinas LLC
3.75%	06/01/45		355,000	366,694
Entergy Texas, Inc.
3.45%	12/01/27		250,000	253,857
Pennsylvania Electric Co.
5.20%	04/01/20		400,000	421,454
Puget Energy, Inc.
6.00%	09/01/21		250,000	276,815
Southern Co. Gas Capital Corp.
3.25%	06/15/26		500,000	493,591
Southwestern Electric Power Co., Series K
2.75%	10/01/26		300,000	288,747

				2,101,158

Energy — 2.41%
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		18,000	18,664
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[2]	20,000	20,101
Diamondback Energy, Inc.
4.75%	11/01/24		11,000	11,124
EQT Midstream Partners LP
4.13%	12/01/26		350,000	349,193
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	200,000	214,283
Gulfport Energy Corp.
6.38%	05/15/25		13,000	13,114
HollyFrontier Corp.
5.88%	04/01/26		285,000	317,833
Kinder Morgan, Inc.
5.63%	11/15/23	[2]	200,000	221,089
NiSource Finance Corp.
2.65%	11/17/22		150,000	149,210
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[2]	10,000	10,075
5.38%	01/15/25	[2]	35,000	35,525
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		125,000	128,963
QEP Resources, Inc.
5.25%	05/01/23		14,000	14,236

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	$75,000	$78,937
Ruby Pipeline LLC
6.00%	04/01/22	[2]	189,394	199,739
Sabine Pass Liquefaction LLC
4.20%	03/15/28		175,000	178,281
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		100,000	100,467
Texas Eastern Transmission LP
2.80%	10/15/22	[2]	150,000	148,759
Williams Partners LP
3.60%	03/15/22		125,000	127,983

				2,337,576

Finance — 6.37%
Bear Stearns Cos. LLC (The)
7.25%	02/01/18		500,000	502,005
Citigroup, Inc.
1.70%	04/27/18		380,000	379,652
2.50%	09/26/18		400,000	400,501
3.67%	07/24/28	[6]	405,000	410,892
6.13%	05/15/18		325,000	329,953
Ford Motor Credit Co. LLC
2.15%	01/09/18		300,000	299,999
3.16%	08/04/20		275,000	278,327
General Electric Corp. (MTN)
(LIBOR USD 3-Month plus 0.48%)
1.90%	08/15/36	[1]	500,000	434,887
Goldman Sachs Group, Inc. (The)
3.69%	06/05/28	[6]	200,000	202,790
6.15%	04/01/18		885,000	894,369
International Lease Finance Corp.
7.13%	09/01/18	[2]	500,000	515,937
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
2.29%	07/22/22	[1]	500,000	504,272
Morgan Stanley (GMTN)
6.63%	04/01/18		500,000	505,509
7.30%	05/13/19		500,000	533,230

				6,192,323

Food — 0.55%
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[2]	11,000	11,687
Kraft Heinz Foods Co.
3.00%	06/01/26		200,000	192,810
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[2,5]	300,000	296,048

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report December 2017

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Post Holdings, Inc.
5.75%	03/01/27	[2]	$30,000	$30,600

				531,145

Health Care — 4.09%
Abbott Laboratories
3.75%	11/30/26		355,000	365,414
Actavis Funding SCS (Luxembourg)
3.80%	03/15/25	[5]	250,000	254,899
Amgen, Inc.
4.40%	05/01/45		200,000	218,490
Anthem, Inc.
3.65%	12/01/27		145,000	147,952
Celgene Corp.
5.00%	08/15/45		320,000	363,554
Centene Corp.
4.75%	01/15/25		101,000	103,020
CHS/Community Health Systems, Inc.
6.25%	03/31/23		35,000	31,675
DaVita, Inc.
5.13%	07/15/24		14,000	14,166
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[2]	400,000	412,638
5.63%	07/31/19	[2]	300,000	313,948
Fresenius US Finance II, Inc.
4.25%	02/01/21	[2]	150,000	156,231
Gilead Sciences, Inc.
4.15%	03/01/47		205,000	218,613
HCA, Inc.
4.75%	05/01/23		30,000	31,125
5.00%	03/15/24		80,000	83,400
Humana, Inc.
2.90%	12/15/22		195,000	194,332
Johnson & Johnson
2.90%	01/15/28		145,000	145,400
Molina Healthcare, Inc.
4.88%	06/15/25	[2]	33,000	33,083
5.38%	11/15/22		9,000	9,427
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[5]	300,000	297,409
Teleflex, Inc.
4.63%	11/15/27		10,000	10,099
Tenet Healthcare Corp.
4.63%	07/15/24	[2]	46,000	45,023
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.70%	07/19/19	[5]	125,000	122,071

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Universal Health Services, Inc.
3.75%	08/01/19	[2]	$200,000	$203,625
Valeant Pharmaceuticals International, Inc. (Canada)
6.13%	04/15/25	[2,5]	170,000	156,825
WellCare Health Plans, Inc.
5.25%	04/01/25		38,000	40,185

				3,972,604

Industrials — 1.29%
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		55,000	54,313
Graphic Packaging International, Inc.
4.88%	11/15/22		55,000	58,575
Itron, Inc.
5.00%	01/15/26	[2]	30,000	30,187
L3 Technologies, Inc.
5.20%	10/15/19		200,000	209,654
OI European Group BV (Netherlands)
4.00%	03/15/23	[2,5]	50,000	50,193
Sealed Air Corp.
5.25%	04/01/23	[2]	100,000	107,000
United Technologies Corp. (STEP)
1.78%	05/04/18		500,000	499,277
Waste Management, Inc.
3.15%	11/15/27		240,000	239,471

				1,248,670

Information Technology — 0.33%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20	[2]	200,000	198,923
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[2]	48,000	48,090
MSCI, Inc.
4.75%	08/01/26	[2]	22,000	23,127
Quintiles IMS, Inc.
4.88%	05/15/23	[2]	51,000	52,976

				323,116

Insurance — 0.94%
Farmers Exchange Capital II
6.15%	11/01/53	[2,6]	450,000	517,616
Nationwide Mutual Insurance Co.
3.88%	12/15/24	[2,6]	400,000	400,000

				917,616

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 61

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials — 0.04%
Valvoline, Inc.
5.50%	07/15/24		$40,000	$42,700

Real Estate Investment Trust (REIT) — 3.67%
Alexandria Real Estate Equities, Inc.
3.45%	04/30/25		200,000	198,134
American Campus Communities Operating Partnership LP
3.35%	10/01/20		125,000	127,503
American Tower Corp.
3.00%	06/15/23		150,000	149,794
Education Realty Operating Partnership LP
4.60%	12/01/24		300,000	306,477
HCP, Inc.
3.88%	08/15/24		325,000	332,987
Highwoods Realty LP
7.50%	04/15/18		500,000	507,250
Realty Income Corp.
2.00%	01/31/18		500,000	499,934
SBA Communications Corp.
4.00%	10/01/22	[2]	78,000	78,293
SL Green Realty Corp.
4.50%	12/01/22		200,000	209,670
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		600,000	599,983
VEREIT Operating Partnership LP
3.00%	02/06/19		140,000	140,613
Welltower, Inc.
3.75%	03/15/23		400,000	414,970

				3,565,608

Retail — 0.47%
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[2,5]	20,000	20,000
Cumberland Farms, Inc.
6.75%	05/01/25	[2]	25,000	26,531
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		400,000	409,334

				455,865

Services — 0.04%
IHS Markit Ltd. (United Kingdom)
5.00%	11/01/22	[2,5]	40,000	43,568

Transportation — 1.36%
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		878,359	928,052

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		$350,654	$389,152

				1,317,204

Total Corporates
(Cost $31,664,901)				32,126,050

MORTGAGE-BACKED — 45.58%**
Non-Agency Commercial Mortgage-Backed — 5.93%
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2014-520M, Class A
4.18%	08/15/46	[2,6]	110,000	119,856
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.37%	03/13/35	[2]	80,000	81,835
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.81%	09/10/45	[2,3,4,6]	1,689,908	111,231
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class X
0.28%	04/15/47	[2,6]	33,178,252	75,476
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.77%	07/10/38	[6]	398,665	401,553
Commercial Mortgage Trust, Series 2013-CR12, Class XA
1.29%	10/10/46	[3,4,6]	2,205,808	112,574
GS Mortgage Securities Trust, Series 2012-SHOP, Class A
2.93%	06/05/31	[2]	110,000	110,969
GS Mortgage Securities Trust, Series 2017-GPTX, Class XCP
0.81%	05/10/34	[2,3,4,6]	5,000,000	94,123
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA
1.25%	11/15/45	[3,4,6]	4,237,123	174,966
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class ASB
3.43%	08/15/47		680,000	699,578
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A2
3.18%	09/15/47		815,000	823,972
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA
1.05%	11/15/47	[3,4,6]	3,275,707	139,314
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2
3.62%	11/15/43	[2]	157,115	158,841

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report December 2017

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[2]	$80,309	$82,581
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[2]	311,196	312,824
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class XA (IO)
0.51%	01/15/46	[3,4,6]	11,860,615	79,102
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2
3.07%	12/15/46		545,649	548,583
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)
1.34%	04/15/46	[3,4,6]	1,824,638	95,789
LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class XCL
2.12%	12/15/36	[2,6]	235,422	1,825
Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ
5.57%	11/12/49	[6]	340,699	344,043
Morgan Stanley Capital I Trust, Series 2011-C3, Class A3
4.05%	07/15/49		489,052	501,427
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%	07/15/45	[2]	210,000	219,679
VNDO Mortgage Trust, Series 2013-PENN, Class A
3.81%	12/13/29	[2]	102,500	105,725
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM
6.01%	02/15/51	[6]	78,290	78,537
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
1.75%	11/15/44	[2,3,4,6]	3,754,203	196,376
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA
1.96%	11/15/45	[2,3,4,6]	1,200,246	90,265

				5,761,044

Non-Agency Mortgage-Backed — 30.74%
ACE Securities Corp., Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.70%	06/25/36	[1]	1,585,498	1,298,566

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		$105,430	$105,180
Banc of America Funding Trust, Series 2006-3, Class 5A3
5.50%	03/25/36		454,130	433,499
BCAP LLC Trust, Series 2007-AA1, Class 1A2
(LIBOR USD 1-Month plus 0.16%)
1.71%	02/25/47	[1]	13,448	14,198
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.62%	05/27/37	[2,6]	184,630	185,069
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.59%	11/27/37	[2,6]	709,475	713,875
Bear Stearns ALT-A Trust, Series 2005-1, Class A1 (LIBOR USD 1-Month plus 0.56%)
2.11%	01/25/35	[1]	281,850	279,350
Bear Stearns ARM Trust, Series 2005-2, Class A1 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.45%)
3.26%	03/25/35	[1]	169,690	171,926
Chase Funding Trust, Series 2007-A1, Class 8A1
3.71%	02/25/37	[6]	158,977	162,775
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2 (LIBOR USD 1-Month plus 0.68%)
2.23%	05/25/35	[1]	200,827	202,303
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[6]	191,092	199,602
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	09/15/26	[6]	376,340	403,929
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[6]	14,278	14,399
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[6]	292,014	310,631
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30	[6]	381,439	406,387
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30	[6]	188,877	202,573

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 63

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Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30	[6]	$86,967	$70,681
Conseco Financial Corp., Series 2002-C, Class BF1
8.00%	06/15/32	[6]	748,718	772,146
Conseco Financial Corp., Series 2002-C, Class BF2
8.00%	06/15/32	[2,6]	569,702	605,045
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1 (LIBOR USD 1-Month plus 0.20%)
0.00%	02/27/36	[1,2]	257,668	257,621
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.27%	02/25/37		1,232,936	905,423
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.27%	02/25/37		407,125	298,940
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
3.86%	03/25/37		1,150,800	665,862
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.84%	04/19/36	[6]	472,609	449,901
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A (LIBOR USD 1-Month plus 0.18%)
1.73%	01/25/47	[1]	2	2
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
3.51%	05/25/37	[6]	659,819	593,423
HSI Asset Loan Obligation Trust, Series 2007-2, Class 2A12
6.00%	09/25/37		432,918	397,982
Impac CMB Trust, Series 2004-4, Class 1A2 (LIBOR USD 1-Month plus 0.62%)
2.17%	09/25/34	[1]	452,130	448,570
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 2A1
3.37%	12/25/35	[6]	492,701	474,486
IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C (LIBOR USD 1-Month plus 0.19%)
1.52%	04/25/37	[1]	1,636,563	1,461,038
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		253,960	256,951

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		$106,909	$108,442
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		105,329	111,851
IndyMac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28	[6]	253,878	278,148
IndyMac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29		5,270	5,259
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[6]	52,171	52,413
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF6 (STEP)
4.41%	03/25/47		985,951	742,318
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		320,139	313,297
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		175,210	186,068
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[6]	136,180	139,529
Lehman XS Trust, Series 2006-13, Class 1A2 (LIBOR USD 1-Month plus 0.17%)
1.72%	09/25/36	[1]	376,380	399,596
Lehman XS Trust, Series 2006-9, Class A1B (LIBOR USD 1-Month plus 0.16%)
1.71%	05/25/46	[1]	392,337	381,167
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4 (LIBOR USD 1-Month plus 0.28%)
1.83%	05/25/37	[1]	1,810,500	1,310,875
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D (IO) (LIBOR USD 1-Month plus 0.33%)
1.88%	04/25/37	[1,3,4]	1,696,107	194,683
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B (LIBOR USD 1-Month plus 0.11%)
1.66%	12/25/37	[1]	725,646	537,554
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D (LIBOR USD 1-Month plus 0.22%)
1.55%	01/25/38	[1]	2,454,818	1,863,992

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report December 2017

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B (LIBOR USD 1-Month plus 0.10%)
1.43%	03/25/37[1]	$881,445	$588,510
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C (LIBOR USD 1-Month plus 1.16%)
2.71%	08/25/35[1]	709,726	702,066
Mid-State Trust XI, Series 2011, Class B
8.22%	07/15/38	10,765	11,538
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37	717,113	815,442
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37	495,960	527,727
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40	206,054	224,217
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.01%	09/25/34[6]	433,363	438,550
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36[6]	2,595,200	1,258,563
Oakwood Mortgage Investors, Inc., Series 1998-A, Class M
6.83%	05/15/28[6]	297,114	305,461
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29	62,055	62,335
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29	9,792	9,867
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26	430,110	448,703
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22[6]	948,418	794,148
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24[6]	415,746	434,182
Residential Accredit Loans Trust, Series 2005-QA3, Class NB1
3.78%	03/25/35[6]	686,029	510,475
SG Mortgage Securities Trust, Series 2007-NC1, Class A2 (LIBOR USD 1-Month plus 0.24%)
1.79%	12/25/36[1,2]	1,647,227	1,046,538
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B (LIBOR USD 1-Month plus 0.15%)
1.70%	09/25/37[1]	619,459	389,720

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
3.42%	09/25/34[6]	$530,342	$526,099
Terwin Mortgage Trust, Series 2004-7HE, Class A1 (LIBOR USD 1-Month plus 0.55%)
2.10%	07/25/34[1,2]	98,925	95,288
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A (LIBOR USD 1-Month plus 0.29%)
1.84%	07/25/45[1]	109,283	107,991
Wells Fargo Home Equity Trust, Series 2007-1, Class A3 (LIBOR USD 1-Month plus 0.32%)
1.87%	03/25/37[1]	1,500,000	1,193,104

			29,878,049

U.S. Agency Commercial Mortgage-Backed — 2.90%
Fannie Mae-Aces, Series 2011-M5, Class X
1.13%	07/25/21[6]	5,172,320	174,334
Fannie Mae-Aces, Series 2012-M14, Class X2
0.49%	09/25/22[6]	6,054,061	109,315
Fannie Mae-Aces, Series 2012-M2, Class X
0.70%	02/25/22[6]	3,758,526	85,069
Fannie Mae-Aces, Series 2013-M13, Class FA (LIBOR USD 1-Month plus 0.35%)
1.90%	05/25/18[1]	150,610	150,358
Fannie Mae-Aces, Series 2016-M11, Class X2
2.70%	07/25/39[6]	2,362,341	170,635
Fannie Mae-Aces, Series 2016-M13, Class FA (LIBOR USD 1-Month plus 0.67%)
1.91%	11/25/23[1]	606,585	607,121
Fannie Mae-Aces, Series 2016-M4, Class X2
2.70%	01/25/39[6]	1,126,401	124,732
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K702, Class X1 (IO)
1.46%	02/25/18[6]	6,633,971	4,724
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X1
1.33%	11/25/19[6]	6,372,573	118,817

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 65

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class X1
0.68%	10/25/20	[6]	$11,130,342	$175,242
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X (IO)
3.27%	01/25/19	[6]	2,633,483	19,581
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS07, Class X
0.65%	09/25/25	[6]	6,000,000	257,412
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		249,394	251,828
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class AX
1.17%	01/25/20	[6]	3,349,184	62,692
Ginnie Mae, Series 2009-114, Class (IO)
0.00%	10/16/49	[6]	7,738,400	55,114
Ginnie Mae, Series 2011-77, Class (IO)
0.62%	04/16/42	[6]	1,397,764	65,352
Ginnie Mae, Series 2014-103, Class IO
0.62%	05/16/55	[6]	2,637,613	104,124
Ginnie Mae, Series 2014-125, Class (IO)
0.97%	11/16/54	[6]	2,511,835	162,129
Ginnie Mae, Series 2014-88, Class IE
0.32%	03/16/55	[6]	3,924,507	119,491

				2,818,070

U.S. Agency Mortgage-Backed — 6.01%
Fannie Mae Pool 463408
5.25%	08/01/24		266,779	302,881
Fannie Mae Pool 466411
3.31%	11/01/20		340,000	349,749
Fannie Mae Pool 468043
4.31%	06/01/21		256,747	272,106
Fannie Mae Pool 468542
4.50%	08/01/21		325,000	347,973
Fannie Mae Pool 874941
6.32%	11/01/37		512,412	551,871
Fannie Mae Pool AD0149
5.29%	06/01/18		301,203	301,766
Fannie Mae Pool AL2293
4.38%	06/01/21		633,564	671,981
Fannie Mae Pool FN0003
4.28%	01/01/21		328,356	345,474
Fannie Mae REMICS, Series 1993-80, Class S

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.98%	05/25/23	[1]	$2,330	$2,538
Fannie Mae REMICS, Series 2000-45, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
6.46%	12/18/30	[1]	320,466	41,182
Fannie Mae REMICS, Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50%	09/25/31	[1]	694	829
Fannie Mae REMICS, Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[1]	7,571	8,958
Fannie Mae REMICS, Series 2003-64, Class KS
(-1.29 X LIBOR USD 1-Month plus 9.64%, 9.64% Cap)
7.63%	07/25/18	[1]	10,177	9,766
Fannie Mae REMICS, Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
4.55%	10/25/25	[1]	1,589,593	162,228
Fannie Mae REMICS, Series 2006-125, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.65%	01/25/37	[1]	1,310,010	218,537
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
4.50%	11/25/36	[1]	1,635,825	263,413
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
4.87%	05/25/40	[1]	1,418,203	226,172
Freddie Mac REMICS, Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09%	10/15/23	[1]	14,590	16,402
Freddie Mac REMICS, Series 1673, Class SD
(-2.15 X US Treasury Yield Curve Rate T Note Constant Maturity 10 Year plus 19.39%, 18.31% Cap)
14.09%	02/15/24	[1]	116,184	143,851
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		4,031	158
Freddie Mac REMICS, Series 2990, Class ND
(-2.54 X LIBOR USD 1-Month plus 16.89%, 16.89% Cap)
13.14%	12/15/34	[1]	61,139	66,763

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report December 2017

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3242, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
4.87%	11/15/36	[1]	$4,492,004	$662,817
Freddie Mac REMICS, Series 3247, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.65%, 6.50% Cap)
0.15%	08/15/36	[1]	18,901,009	142,224
Freddie Mac REMICS, Series 3260, Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.38%, 6.38% Cap)
4.90%	01/15/37	[1]	3,206,966	517,785
Freddie Mac REMICS, Series 3289, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
4.64%	03/15/37	[1]	1,155,826	100,947
Ginnie Mae, Series 2001-31, Class SJ
(-3.50 X LIBOR USD 1-Month plus 28.00%, 28.00% Cap)
22.75%	02/20/31	[1]	21,240	33,129
Ginnie Mae, Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
11.20%	11/26/23	[1]	71,012	80,324

				5,841,824

Total Mortgage-Backed
(Cost $44,507,680)				44,298,987

MUNICIPAL BONDS — 0.94%*
California — 0.54%
San Jose Redevelopment Agency Successor Agency, Series A-T
3.23%	08/01/27		225,000	225,371
State of California, Taxable, Miscellaneous Revenue Bonds, Series B
2.19%	04/01/47		300,000	300,840

				526,211

New York — 0.40%
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.81%	08/01/30		350,000	381,206

Total Municipal Bonds
(Cost $904,556)				907,417

Total Bonds – 90.56%
(Cost $88,048,712)				88,006,014

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 8.13%
Foreign Government Obligations — 5.57%
Japan Treasury Discount Bill, Series 711 (Japan)
0.00%[7]	01/10/18	[5]	$140,000,000	$1,242,813
Japan Treasury Discount Bill, Series 716 (Japan)
0.00%[7]	01/29/18	[5]	285,000,000	2,530,170
Japan Treasury Discount Bill, Series 722 (Japan)
0.00%[7]	02/26/18	[5]	185,000,000	1,642,613

				5,415,596

Money Market Funds — 1.75%
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.20%[8]			1,700,000	1,700,000

U.S. Treasury Bills — 0.81%
U.S. Treasury Bills
1.07%[7]	03/01/18	[9]	91,000	90,814
1.28%[7]	04/19/18		700,000	697,097

				787,911

Total Short-Term Investments
(Cost $7,931,132)				7,903,507

Total Investments – 98.69%
(Cost $95,979,844)				95,909,521

Cash and Other Assets, Less
Liabilities – 1.31%				1,275,672

Net Assets – 100.00%				$97,185,193

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2017.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $1,497,529, which is 1.54% of total net assets.

[5]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[6]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[7]	Represents annualized yield at date of purchase.

[8]	Represents the current yield as of December 31, 2017.

[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $90,811.

†	Fair valued security. The aggregate value of fair valued securities is $731,601, which is 0.75% of total net assets, which have not been valued utilizing an independent quote

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 67

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(EUR): Euro dollar

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 1,248,247	JPY 140,000,000	Goldman Sachs International	01/10/18	$4,733

USD 2,546,576	JPY 285,000,000	Goldman Sachs International	01/29/18	12,792

USD 1,671,659	JPY 185,000,000	Goldman Sachs International	02/26/18	24,826

				42,351

USD 1,006,545	EUR 850,000	Bank of America N.A.	01/22/18	(15,644)

NET UNREALIZED APPRECIATION				$26,707

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	7	03/08/18	$(1,106,259)	$6,796	$6,796
U.S. Treasury Five Year Note	93	03/29/18	(10,803,258)	35,578	35,578

TOTAL FUTURES CONTRACTS			$(11,909,517)	$42,374	$42,374

See accompanying notes to Schedule of Portfolio Investments.

68  /  N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 97.63%
ASSET-BACKED SECURITIES — 5.14%**
A Voce CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
2.52%	07/15/26	[1,2,3]	$25,475,000	$25,522,904
Academic Loan Funding Trust, Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.43%	12/27/44	[2,3]	33,390,000	33,388,923
AIMCO CLO, Series 2014-AA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.10%)
2.46%	07/20/26	[1,2,3]	18,000,000	18,032,513
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
(LIBOR USD 1-Month plus 0.30%)
1.77%	11/14/33	[1,2,3]	165,720	156,191
Babson CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.43%	01/20/28	1,2,3,†	51,145,000	51,400,825
Babson CLO Ltd., Series 2015-IA, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.43%)
2.79%	04/20/27	[1,2,3]	73,980,000	74,103,506
Babson CLO, Inc., Series 2004-3A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.32%)
2.68%	01/15/26	[1,2,3]	21,760,000	21,789,806
Ballyrock CLO LLC, Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.51%	10/20/26	[1,2,3]	51,025,000	51,082,176
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.37%)
1.92%	01/25/35	[2,3]	2,261,981	2,235,528
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.30%)
1.85%	04/25/35	[2,3]	4,813,101	4,687,831
Betony CLO Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.35%)
2.71%	04/15/27	[1,2,3]	30,000,000	30,207,660
Brazos Higher Education Authority, Inc., Series 2005-1, Class 1A4
(LIBOR USD 3-Month plus 0.15%)
1.82%	03/26/29	[2]	7,041,667	7,014,763
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
2.66%	02/25/35	[2]	13,390,000	13,701,281

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 1.05%)
2.51%	11/25/33	[2]	$16,050,000	$16,165,836
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2
(LIBOR USD 3-Month plus 0.85%)
2.22%	07/25/29	[2]	1,649,515	1,657,292
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.37%	10/27/36	[2]	24,361,000	24,511,129
Brazos Higher Education Authority, Inc., Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)
2.25%	12/26/35	[2]	61,496	61,561
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
1.76%	03/25/42	[2,3]	24,370,265	22,998,373
CIT Education Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
1.97%	06/25/42	[2,3]	17,057,260	15,383,368
Clear Creek CLO Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.56%	10/20/30	[1,2,3]	27,190,000	27,381,037
College Loan Corp. Trust, Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.49%)
1.85%	01/15/37	[2]	3,625,416	3,339,300
Dryden 33 Senior Loan Fund, Series 2014-33A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.43%)
2.79%	10/15/28	[1,2,3]	4,000,000	4,032,828
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.26%	10/15/27	[1,2,3]	18,000,000	18,023,184
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
2.43%	04/18/26	[1,2,3]	34,495,000	34,574,628
Eaton Vance CLO Ltd., Series 2014-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.56%	07/15/26	[1,2,3]	28,570,000	28,604,305
Education Loan Asset-Backed Trust, Series 2013-1, Class A1
(LIBOR USD 1-Month plus 0.80%)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 69

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
2.35%	06/25/26	[2,3]	$6,696,478	$6,702,819
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.35%	04/26/32	[2,3]	12,740,000	12,561,562
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
2.02%	04/25/35	[2]	31,335	31,354
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
2.60%	03/25/36	[2]	18,303,640	18,413,675
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
2.90%	03/25/36	[2,3]	16,085,000	16,543,203
GCO Education Loan Funding Trust, Series 2006-1, Class A11L
(LIBOR USD 3-Month plus 0.23%)
1.69%	05/25/36	[2]	25,000,000	23,363,445
GE Business Loan Trust, Series 2005-1A, Class A3
(LIBOR USD 1-Month plus 0.25%)
1.73%	06/15/33	[2,3]	3,268,198	3,207,497
GE Business Loan Trust, Series 2005-2A, Class A
(LIBOR USD 1-Month plus 0.24%)
1.72%	11/15/33	[2,3]	5,879,521	5,776,909
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[1,3]	58,621,292	57,047,194
Goal Capital Funding Trust, Series 2005-2, Class A3
(LIBOR USD 3-Month plus 0.17%)
1.63%	05/28/30	[2]	9,192,092	9,182,263
Goal Capital Funding Trust, Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.53%)
1.99%	11/25/44	[2]	10,790,908	10,338,540
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
1.91%	08/25/42	[2]	3,054,208	2,841,328
Goal Structured Solutions Trust, Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
2.20%	09/25/41	[2,3]	102,201,107	101,770,013
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.52%	04/25/25	[1,2,3]	5,689,806	5,691,329

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[3]	$870,288	$909,124
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61%	01/17/73	[3]	51,334,415	52,295,781
Limerock CLO III Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.56%	10/20/26	[1,2,3]	77,975,000	78,069,545
Magnetite XI CLO Ltd., Series 2014-11A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
2.47%	01/18/27	[1,2,3]	56,045,000	56,247,210
Magnetite XI CLO Ltd., Series 2014-9A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
2.37%	07/25/26	[1,2,3]	1,497,000	1,500,657
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
2.69%	04/15/27	[1,2,3]	21,930,000	22,078,992
Navient Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
2.06%	06/25/31	[2]	1,175,000	1,172,357
Navient Student Loan Trust, Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
2.19%	03/25/83	[2]	81,743,790	81,239,476
Navient Student Loan Trust, Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
2.17%	03/25/83	[2]	85,009,557	84,607,513
Navient Student Loan Trust, Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
2.17%	03/25/83	[2]	131,260,290	130,287,047
Navient Student Loan Trust, Series 2014-5, Class A
(LIBOR USD 1-Month plus 0.62%)
2.17%	03/25/83	[2]	107,043,822	106,030,266
Navient Student Loan Trust, Series 2014-6, Class A
(LIBOR USD 1-Month plus 0.61%)
2.16%	03/25/83	[2]	107,552,775	106,798,690
Navient Student Loan Trust, Series 2014-7, Class A
(LIBOR USD 1-Month plus 0.61%)
2.16%	03/25/83	[2]	110,292,142	109,530,132
Navient Student Loan Trust, Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
2.15%	04/25/40	[2]	$199,400,000	$199,645,541
Navient Student Loan Trust, Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
2.12%	11/26/40	[2]	98,255,000	98,155,969
Navient Student Loan Trust, Series 2016-1A, Class A
(LIBOR USD 1-Month plus 0.70%)
2.25%	02/25/70	[2,3]	39,359,692	39,548,007
Nelnet Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.45%)
1.90%	08/23/36	[2,3]	12,500,000	12,234,893
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
(LIBOR USD 3-Month plus 0.35%)
1.68%	03/25/26	[2,3]	43,495,790	43,015,612
Nelnet Student Loan Trust, Series 2008-3, Class A4
(LIBOR USD 3-Month plus 1.65%)
3.11%	11/25/24	[2]	2,044,878	2,083,537
Nelnet Student Loan Trust, Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
2.13%	06/25/41	[2,3]	31,006,603	30,982,923
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.50%	11/25/48	[2,3]	21,495,000	21,108,506
Nelnet Student Loan Trust, Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
1.88%	07/25/46	[2,3]	94,859,816	94,771,416
Nelnet Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
1.92%	04/25/46	[2,3]	171,302,818	171,368,719
Nelnet Student Loan Trust, Series 2015-2A, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.15%	09/25/47	[2,3]	212,347,428	210,860,561
Nelnet Student Loan Trust, Series 2015-3A, Class A2
(LIBOR USD 1-Month plus 0.60%)
1.93%	02/27/51	[2,3]	7,781,746	7,772,243
Nelnet Student Loan Trust, Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.23%	06/25/54	[2,3]	13,095,000	12,920,509
North Carolina State Education Authority, Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
2.27%	10/25/41	[2]	24,545,000	24,516,804

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
North Carolina State Education Authority, Series 2011-2, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.17%	07/25/25	[2]	$5,237	$5,247
Northstar Education Finance, Inc., Series 2007-1, Class A1
(1.00 X LIBOR USD 3-Month plus 0.10%)
1.48%	04/28/30	[2]	8,549	8,503
Northstar Education Finance, Inc., Series 2007-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.75%)
2.13%	01/29/46	[2]	42,780,000	41,384,296
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.95%)
2.64%	10/01/37	[2]	16,955,000	17,229,430
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,4,5,†	13,004,312	4,811,621
Panthera Aviation, Series 2013-2[6]
10.00%	03/20/24	3,4,5,7,†	15,944,679	5,580,669
PHEAA Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.15%	10/25/41	[2,3]	192,217,091	190,159,273
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.66%	03/28/46	[2,3]	35,313,042	35,340,756
SLC Student Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[2,3]	23,450,000	18,652,388
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
1.75%	03/15/55	[2]	9,495,000	9,126,076
SLC Student Loan Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.21%)
1.80%	03/15/55	[2]	117,731	111,839
SLC Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.16%)
1.75%	09/15/39	[2]	16,000,000	15,226,971
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.19%	12/15/32	[2]	20,188,459	20,835,939
SLM Student Loan Trust I, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.55%)
2.06%	12/15/27	[2,3]	140,709,477	141,108,963

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 71

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2003-4, Class A5E
(LIBOR USD 3-Month plus 0.75%)
2.34%	03/15/33	[2,3]	$6,972,721	$6,943,631
SLM Student Loan Trust, Series 2004-1, Class A4
(LIBOR USD 3-Month plus 0.26%)
1.63%	10/27/25	[2]	2,810,000	2,806,346
SLM Student Loan Trust, Series 2004-3A, Class A6A
(LIBOR USD 3-Month plus 0.55%)
1.92%	10/25/64	[2,3]	82,990,000	82,571,058
SLM Student Loan Trust, Series 2005-5, Class A5
(LIBOR USD 3-Month plus 0.75%)
2.12%	10/25/40	[2]	7,134,000	7,091,030
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.54%	01/25/41	[2]	42,655,000	41,394,592
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
1.53%	01/25/41	[2]	32,855,000	31,835,496
SLM Student Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.22%)
1.59%	01/27/42	[2]	5,656,922	5,329,713
SLM Student Loan Trust, Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
1.43%	01/25/22	[2]	3,160,000	3,072,703
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
1.75%	10/25/24	[2]	29,813,792	29,814,395
SLM Student Loan Trust, Series 2007-6, Class B
(LIBOR USD 3-Month plus 0.85%)
2.22%	04/27/43	[2]	5,261,103	5,117,359
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
2.02%	01/25/22	[2]	56,202,631	55,975,676
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.57%	01/25/83	[2]	38,874,000	37,970,391
SLM Student Loan Trust, Series 2008-3, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.37%	10/25/21	[2]	26,755	26,930

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.57%	04/26/83	[2]	$1,750,000	$1,727,435
SLM Student Loan Trust, Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
3.02%	07/25/22	[2]	3,305,897	3,391,779
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	04/25/73	[2]	8,759,000	8,747,505
SLM Student Loan Trust, Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
3.07%	07/25/23	[2]	23,639,439	24,403,815
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	07/25/73	[2]	37,199,000	38,014,493
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	07/26/83	[2]	31,644,000	31,738,005
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	07/26/83	[2]	17,346,000	17,912,105
SLM Student Loan Trust, Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
2.87%	04/25/23	[2]	6,445,000	6,618,065
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
3.62%	10/25/75	[2]	545,000	576,187
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
2.87%	04/25/23	[2]	162,164,996	166,087,184
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
3.62%	10/25/83	[2]	45,100,000	46,907,051
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.30%	01/25/45	[2,3]	226,036,234	224,585,047
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
2.70%	10/25/34	[2]	3,070,000	3,146,800

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
2.25%	01/25/29	[2]	$17,005,685	$17,083,231
SLM Student Loan Trust, Series 2012-3, Class A
(LIBOR USD 1-Month plus 0.65%)
2.20%	12/27/38	[2]	37,695,676	37,939,530
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.20%	05/26/26	[2]	32,420,000	32,224,892
SLM Student Loan Trust, Series 2013-6, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.20%	06/25/55	[2]	29,150,015	29,442,384
South Carolina Student Loan Corp., Floating Rate Notes, Series 2006-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.10%)
1.60%	12/01/22	[2]	1,494,950	1,493,436
Vermont Student Assistance Corp., Series 2012-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.26%	07/28/34	[2]	5,298,665	5,301,367
Voya CLO Ltd., Series 2013-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
2.40%	01/18/26	[1,2,3]	4,425,000	4,427,992
Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
2.24%	07/25/26	1,2,3,†	20,675,000	20,673,187
Voya CLO Ltd., Series 2014-4A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.31%	10/14/26	[1,2,3]	11,325,000	11,349,688
Wachovia Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.54%	04/25/40	[2,3]	20,000	19,303

Total Asset-Backed Securities
(Cost $4,142,750,908)				4,146,621,681

BANK LOANS — 0.66%*
Communications — 0.02%
Intelsat Jackson Holdings SA, Term Loan B4, 1st Lien (Luxembourg)
(LIBOR plus 4.50%)
	01/02/24	[1,2]	2,000,000	2,029,170
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/15/24	[1,2]	7,000,000	7,086,065

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Level 3 Financing, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.70%	02/22/24	[2]	$6,750,000	$6,759,653

				15,874,888

Consumer Discretionary — 0.08%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
3.87%	02/16/24	[1,2]	37,069,291	37,098,946
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.32%	02/06/23	[2]	26,860,680	27,017,815

				64,116,761

Electric — 0.03%
Dayton Power & Light Co. (The), Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.57%	08/24/22	[2]	11,969,773	12,044,644
3.57%	08/24/22	[2]	997,481	1,003,720
Homer City Generation LP, Term Loan B, 1st Lien
(LIBOR plus 11.00%)
12.57%	04/05/23	[2,4,5]	8,144,726	7,099,473
Vistra Energy Co. LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.02%	08/04/23	[2]	6,746,382	6,790,672
Vistra Energy Co. LLC, Term Loan C, 1st Lien
(LIBOR plus 2.50%)
3.83%	08/04/23	[2]	1,195,531	1,203,380

				28,141,889

Energy — 0.00%
Drillship Kithira Owners, Inc., Term Loan Exit, 1st Lien
(Cayman Islands)
8.00%	09/20/24	[1,2]	312,082	315,789

Finance — 0.05%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.69%	10/06/23	[2]	39,860,873	40,213,243

Health Care — 0.12%
Gilead Sciences, Inc., Term Loan
(LIBOR plus 1.00%)
2.34%	09/08/22	[2]	92,975,000	92,975,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 73

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials — 0.02%
Tyco International Holdings SARL, Term Loan, 1st Lien
(LIBOR plus 1.75%)
3.09%	03/06/20	[2,4,5]	$16,327,080	$16,311,814

Information Technology — 0.22%
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.07%	12/31/18	[2]	105,795,647	105,883,458
First Data Corp., Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.80%	07/08/22	[2]	9,850,000	9,867,878
3.80%	04/26/24	[2]	60,048,232	60,139,505
Quintiles IMS, Inc., Term Loan B2, 1st Lien
(LIBOR plus 2.00%)
3.69%	01/17/25	[2]	2,992,500	3,009,871

				178,900,712

Real Estate Investment Trust (REIT) — 0.11%
MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.82%	04/25/23	[2]	25,301,498	25,432,433
Ventas Realty LP, Term Loan A
(LIBOR plus 0.98%)
2.54%	08/03/20	[2]	61,360,000	61,053,200

				86,485,633

Services — 0.01%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	1,†	9,935,243	10,009,672

Total Bank Loans
(Cost $533,463,876)				533,345,401

CORPORATES — 29.43%*
Automotive — 0.10%
Ford Motor Co.
4.75%	01/15/43		2,630,000	2,676,947
General Motors Co.
3.50%	10/02/18		29,890,000	30,206,494
5.00%	04/01/35		4,825,000	5,128,157
5.20%	04/01/45		1,975,000	2,094,627
6.60%	04/01/36		15,025,000	18,349,431
(LIBOR USD 3-Month plus 0.80%)
2.19%	08/07/20	[2]	5,000,000	5,031,835
Goodyear Tire & Rubber Co. (The)
4.88%	03/15/27		17,286,000	17,739,757

				81,227,248

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking — 6.26%
Bank of America Corp.
2.00%	01/11/18		$143,621,000	$143,624,355
3.00%	12/20/23	[3,8]	119,692,000	120,081,807
3.42%	12/20/28	[3,8]	99,076,000	99,222,018
3.71%	04/24/28	[8]	211,240,000	216,577,190
6.50%	07/15/18		18,440,000	18,866,155
6.88%	11/15/18		53,286,000	55,470,513
Bank of America Corp. (GMTN)
2.37%	07/21/21	[8]	116,120,000	115,864,013
3.59%	07/21/28	[8]	67,370,000	68,334,839
Bank of America Corp. (MTN)
3.09%	10/01/25	[8]	131,880,000	131,696,940
3.82%	01/20/28	[8]	19,952,000	20,661,399
4.00%	04/01/24		14,827,000	15,687,009
4.13%	01/22/24		86,667,000	92,249,318
5.00%	01/21/44		3,270,000	3,959,022
5.65%	05/01/18		221,598,000	224,327,245
6.88%	04/25/18		346,126,000	351,355,272
Bank of America Corp., Series L
2.60%	01/15/19		5,239,000	5,257,732
Bank of New York Mellon Corp. (MTN) (The)
1.35%	03/06/18		750,000	749,370
Bank of New York Mellon Corp. (The) (MTN)
2.66%	05/16/23	[8]	4,500,000	4,483,426
Bank One Corp.
8.00%	04/29/27		2,500,000	3,349,128
Bank One Corp. (STEP)
8.53%	03/01/19		1,810,000	1,942,088
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		11,602,000	11,610,329
Capital One Financial Corp.
2.45%	04/24/19		300,000	300,599
3.20%	02/05/25		700,000	694,250
Credit Suisse/New York (GMTN) (Switzerland)
(LIBOR USD 3-Month plus 0.69%)
2.07%	01/29/18	[1,2]	15,200,000	15,204,606
Discover Bank
2.00%	02/21/18		63,791,000	63,792,738
2.60%	11/13/18		121,150,000	121,570,560
4.20%	08/08/23		10,900,000	11,460,595
7.00%	04/15/20		9,000,000	9,833,409
Discover Bank (BKNT)
3.10%	06/04/20		6,023,000	6,094,463
3.20%	08/09/21		6,970,000	7,061,439
8.70%	11/18/19		3,676,000	4,059,683
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[1,3]	133,564,000	135,732,812
JPMorgan Chase & Co.
1.80%	01/25/18		8,600,000	8,599,186

See accompanying notes to Schedule of Portfolio Investments.

74 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
2.55%	10/29/20		$52,420,000	$52,615,133
2.70%	05/18/23		26,300,000	26,155,442
2.75%	06/23/20		33,300,000	33,602,370
2.95%	10/01/26		4,570,000	4,497,010
3.20%	01/25/23		9,750,000	9,923,243
3.20%	06/15/26		76,341,000	76,371,918
3.22%	03/01/25	[8]	167,531,000	168,280,450
3.54%	05/01/28	[8]	111,980,000	113,796,316
3.63%	05/13/24		4,750,000	4,943,296
3.78%	02/01/28	[8]	28,530,000	29,587,365
3.90%	07/15/25		65,269,000	68,279,435
4.25%	10/15/20		10,525,000	11,043,456
4.95%	03/25/20		20,000,000	21,137,908
6.00%	01/15/18		367,481,000	367,994,018
6.30%	04/23/19		6,108,000	6,434,515
(LIBOR USD 3-Month plus 0.96%)
2.32%	01/23/20	[2]	15,000,000	15,204,850
JPMorgan Chase & Co., Series H (MTN)
1.70%	03/01/18		16,735,000	16,730,178
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[1,8]	73,005,000	72,385,881
3.57%	11/07/28	[1,8]	17,340,000	17,222,998
Macquarie Bank Ltd. (Australia)
2.35%	01/15/19	[1,3]	12,785,000	12,789,987
PNC Bank N.A.
1.80%	11/05/18		26,460,000	26,429,386
Royal Bank of Scotland PLC
(United Kingdom)
6.00%	12/19/23	[1]	5,200,000	5,734,622
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	10/16/20	[1]	79,390,000	79,761,942
2.88%	08/05/21	[1]	20,955,000	20,953,743
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[1]	35,166,000	35,268,280
3.05%	08/23/18	[1]	7,225,000	7,275,137
UBS AG/London (Switzerland)
(LIBOR USD 3-Month plus 0.32%)
1.80%	05/28/19	[1,2,3]	108,045,000	108,076,117
UBS AG/Stamford CT (BKNT) (Switzerland)
1.80%	03/26/18	[1]	62,275,000	62,285,431
UBS AG/Stamford CT (GMTN) (Switzerland)
2.38%	08/14/19	[1]	4,431,000	4,434,301
(LIBOR USD 3-Month plus 0.70%)
2.37%	03/26/18	[1,2]	80,250,000	80,394,771
Wachovia Corp. (MTN)
5.75%	02/01/18		177,344,000	177,898,732

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co.
2.10%	07/26/21		$4,610,000	$4,531,909
2.15%	01/15/19		15,135,000	15,152,762
3.00%	04/22/26		97,995,000	96,391,557
3.00%	10/23/26		79,596,000	78,106,335
Wells Fargo & Co. (GMTN)
1.50%	01/16/18		103,929,000	103,918,414
2.60%	07/22/20		20,646,000	20,766,340
4.90%	11/17/45		690,000	782,799
Wells Fargo & Co. (MTN)
2.63%	07/22/22		361,894,000	360,112,577
3.30%	09/09/24		5,895,000	5,969,214
3.55%	09/29/25		50,053,000	51,298,128
3.58%	05/22/28	[8]	217,750,000	222,419,322
Wells Fargo Bank N.A.
1.75%	05/24/19		60,000,000	59,693,760
Wells Fargo Bank N.A. (BKNT)
2.15%	12/06/19		97,065,000	96,963,562
Wells Fargo Bank N.A. (BKNT) (MTN)
1.65%	01/22/18		110,930,000	110,913,638

				5,054,302,056

Commercial Services — 0.01%
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	11,069,000	11,110,509

Communications — 2.57%
21st Century Fox America, Inc.
4.75%	09/15/44		5,800,000	6,670,305
4.95%	10/15/45		3,155,000	3,745,821
5.40%	10/01/43		6,105,000	7,579,514
6.15%	03/01/37		3,931,000	5,167,021
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[1,3]	1,230,000	1,313,025
Altice U.S. Finance I Corp.
5.38%	07/15/23	[3]	12,496,000	12,808,400
5.50%	05/15/26	[3]	62,952,000	64,289,730
AT&T, Inc.
3.40%	05/15/25		115,030,000	113,433,556
3.95%	01/15/25		15,580,000	15,975,439
4.13%	02/17/26		50,446,000	51,685,364
4.35%	06/15/45		31,078,000	28,742,892
4.45%	04/01/24		12,195,000	12,916,995
4.50%	05/15/35		34,220,000	34,113,610
4.50%	03/09/48		30,395,000	28,598,610
4.55%	03/09/49		15,335,000	14,396,047
4.60%	02/15/21		2,343,000	2,467,587
4.75%	05/15/46		19,253,000	18,902,783
4.80%	06/15/44		95,954,000	94,309,118
4.90%	08/14/37		8,581,000	8,716,001

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 75

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
5.00%	03/01/21		$2,000,000	$2,143,358
5.15%	11/15/46	[3]	29,450,000	30,211,868
5.25%	03/01/37		167,449,000	177,305,299
CBS Corp.
3.70%	06/01/28	[3]	56,360,000	55,657,642
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.00%	02/01/28	[3]	69,643,000	68,163,086
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%	09/15/20	[3]	4,502,000	4,572,344
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20		13,125,000	13,377,541
4.20%	03/15/28		9,600,000	9,549,077
4.91%	07/23/25		1,460,000	1,547,103
6.38%	10/23/35		27,949,000	32,813,523
6.48%	10/23/45		74,610,000	87,454,111
Comcast Corp.
2.75%	03/01/23		23,084,000	23,094,598
3.60%	03/01/24		600,000	625,046
4.05%	11/01/52		1,975,000	2,020,351
4.40%	08/15/35		15,360,000	16,823,825
4.65%	07/15/42		5,150,000	5,820,982
Cox Communications, Inc.
3.15%	08/15/24	[3]	17,830,000	17,530,197
CSC Holdings LLC
5.50%	04/15/27	[3]	11,240,000	11,492,900
6.75%	11/15/21		4,216,000	4,532,200
8.63%	02/15/19		8,975,000	9,491,063
DISH DBS Corp.
5.88%	07/15/22		1,846,000	1,859,845
6.75%	06/01/21		11,275,000	11,866,937
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[1]	23,833,000	19,543,060
9.75%	07/15/25	[1,3]	13,355,000	12,887,575
Level 3 Financing, Inc.
5.13%	05/01/23		5,110,000	5,135,550
5.25%	03/15/26		3,484,000	3,428,430
5.38%	01/15/24		18,178,000	18,200,723
5.38%	05/01/25		6,110,000	6,117,637
5.63%	02/01/23		4,436,000	4,480,360
Numericable-SFR SA (France)
7.38%	05/01/26	[1,3]	5,130,000	5,283,900
Qualitytech LP/QTS Finance Corp.
4.75%	11/15/25	[3]	3,384,000	3,426,300
Sirius XM Radio, Inc.
3.88%	08/01/22	[3]	1,525,000	1,538,191
Sky PLC (United Kingdom)
6.10%	02/15/18	[1,3]	1,375,000	1,381,449

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Softbank Group Corp. (Japan)
4.50%	04/15/20	[1,3]	$23,825,000	$24,392,035
Sprint Communications, Inc.
9.00%	11/15/18	[3]	55,529,000	58,583,095
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[3]	27,563,438	27,701,255
Time Warner Cable LLC
4.50%	09/15/42		5,000,000	4,733,823
5.50%	09/01/41		23,141,000	24,199,558
5.88%	11/15/40		55,883,000	61,170,985
6.75%	07/01/18		63,452,000	64,866,355
8.25%	04/01/19		8,442,000	9,024,392
8.75%	02/14/19		16,125,000	17,219,759
Time Warner Entertainment Co. LP
8.38%	03/15/23		1,400,000	1,705,247
Time Warner, Inc.
3.80%	02/15/27		23,740,000	23,746,837
T-Mobile USA, Inc.
4.00%	04/15/22		2,647,000	2,719,793
6.13%	01/15/22		15,127,000	15,641,318
6.63%	04/01/23		18,847,000	19,600,880
6.84%	04/28/23		14,756,000	15,493,800
Verizon Communications, Inc.
3.85%	11/01/42		29,678,000	26,993,432
4.40%	11/01/34		27,795,000	28,406,624
4.52%	09/15/48		31,171,000	30,818,669
4.60%	04/01/21		1,200,000	1,277,777
4.67%	03/15/55		2,681,000	2,599,547
4.81%	03/15/39		17,693,000	18,572,726
4.86%	08/21/46		115,976,000	121,431,569
5.01%	04/15/49		68,722,000	72,365,355
5.25%	03/16/37		136,044,000	150,069,116
Viacom, Inc.
3.45%	10/04/26		49,665,000	47,252,299
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	08/15/26	[1,3]	8,144,000	8,347,600

				2,074,141,735

Consumer Discretionary — 0.75%
Altria Group, Inc.
9.70%	11/10/18		47,493,000	50,531,293
Anheuser-Busch InBev Finance, Inc.
3.70%	02/01/24		1,250,000	1,308,474
4.70%	02/01/36		59,735,000	67,255,995
4.90%	02/01/46		83,667,000	97,302,838
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[3]	29,840,000	29,875,686

See accompanying notes to Schedule of Portfolio Investments.

76 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
BAT International Finance PLC (EMTN) (United Kingdom)
1.63%	09/09/19	[1]	$22,385,000	$22,051,177
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[1,3]	134,645,000	134,545,462
Central Garden & Pet Co.
5.13%	02/01/28		16,669,000	16,648,164
6.13%	11/15/23		41,241,000	43,870,114
Constellation Brands, Inc.
2.00%	11/07/19		39,850,000	39,609,622
First Quality Finance Co., Inc.
4.63%	05/15/21	[3]	26,578,000	26,843,780
5.00%	07/01/25	[3]	10,496,000	10,732,160
GLP Capital LP/GLP Financing II, Inc.
4.38%	11/01/18		4,826,000	4,886,325
4.88%	11/01/20		644,000	669,760
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
4.75%	06/01/27	[3]	4,067,000	4,168,675
KFC Holding Co/Pizza Hut Holdings LLC/ Taco Bell of America LLC
5.00%	06/01/24	[3]	750,000	775,313
5.25%	06/01/26	[3]	1,962,000	2,071,136
Reynolds American, Inc.
4.00%	06/12/22		7,367,000	7,691,668
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.75%	10/15/20		35,676,731	36,390,266
(LIBOR USD 3-Month plus 3.50%)
4.86%	07/15/21	[2,3]	3,800,000	3,866,500
Spectrum Brands, Inc.
5.75%	07/15/25		2,056,000	2,169,080
6.13%	12/15/24		1,961,000	2,083,563

				605,347,051

Consumer Products — 0.20%
BAT Capital Corp.
2.30%	08/14/20	[3]	114,120,000	113,563,809
2.76%	08/15/22	[3]	43,180,000	42,991,094
Reynolds American, Inc.
6.88%	05/01/20		2,720,000	2,983,811

				159,538,714

Electric — 1.80%
AEP Transmission Co. LLC
3.10%	12/01/26		16,140,000	16,190,377
Alabama Power Capital Trust V
4.79%	10/01/42	[8]	290,000	288,721
American Electric Power Co., Inc.
3.20%	11/13/27		24,175,000	24,053,609

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
American Transmission Systems, Inc.
5.00%	09/01/44	[3]	$3,145,000	$3,659,453
Appalachian Power Co.
4.45%	06/01/45		30,241,000	33,815,078
Appalachian Power Co., Series X
3.30%	06/01/27		14,500,000	14,572,810
Dominion Energy, Inc.
(LIBOR USD 3-Month plus 0.40%)
1.92%	12/01/20	[2,3]	49,325,000	49,282,334
(LIBOR USD 3-Month plus 0.55%)
2.03%	06/01/19	[2,3]	70,520,000	70,716,675
Dominion Resources, Inc.
1.88%	12/15/18	[3]	27,940,000	27,896,666
Duke Energy Carolinas LLC
2.50%	03/15/23		8,772,000	8,699,950
3.70%	12/01/47		1,923,000	1,986,321
3.75%	06/01/45		35,725,000	36,901,835
3.88%	03/15/46		3,000,000	3,154,257
4.00%	09/30/42		17,550,000	18,750,367
4.25%	12/15/41		28,843,000	31,818,275
Duke Energy Indiana LLC
3.75%	05/15/46		3,225,000	3,316,695
Duke Energy Indiana LLC, Series UUU
4.20%	03/15/42		7,700,000	8,254,774
Duke Energy Indiana LLC, Series WWW
4.90%	07/15/43		7,000,000	8,442,459
Duke Energy Progress LLC
3.25%	08/15/25		5,305,000	5,420,711
3.70%	10/15/46		20,715,000	21,269,043
4.10%	05/15/42		8,915,000	9,677,380
4.15%	12/01/44		10,900,000	11,965,949
4.20%	08/15/45		24,970,000	27,499,709
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	2,000,000	2,213,315
Entergy Corp.
4.00%	07/15/22		13,822,000	14,453,631
5.13%	09/15/20		10,210,000	10,792,857
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		25,905,000	26,234,253
Entergy Louisiana LLC
6.50%	09/01/18		9,935,000	10,219,747
Entergy Texas, Inc.
7.13%	02/01/19		35,000	36,736
Eversource Energy, Series H
3.15%	01/15/25		6,700,000	6,735,500
Eversource Energy, Series K
2.75%	03/15/22		3,930,000	3,925,836
FirstEnergy Transmission LLC
4.35%	01/15/25	[3]	25,530,000	27,068,499

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 77

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
5.45%	07/15/44	[3]	$63,750,000	$76,432,763
Florida Power & Light Co.
(LIBOR USD 3-Month plus 0.28%)
1.67%	11/06/20	[2]	91,345,000	91,382,540
Indiana Michigan Power Co., Series J
3.20%	03/15/23		33,062,000	33,478,631
Indiana Michigan Power Co., Series K
4.55%	03/15/46		12,600,000	14,475,176
ITC Holdings Corp.
3.35%	11/15/27	[3]	6,815,000	6,820,791
3.65%	06/15/24		5,650,000	5,834,774
Jersey Central Power & Light Co.
4.30%	01/15/26	[3]	5,450,000	5,697,193
4.70%	04/01/24	[3]	31,002,000	33,614,551
4.80%	06/15/18		14,875,000	15,050,291
6.40%	05/15/36		13,825,000	17,572,240
Kansas City Power & Light Co.
3.15%	03/15/23		24,190,000	24,328,085
3.65%	08/15/25		15,195,000	15,647,530
6.38%	03/01/18		9,410,000	9,477,613
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		75,000	87,199
LG&E & KU Energy LLC
4.38%	10/01/21		11,320,000	11,979,656
Metropolitan Edison Co.
3.50%	03/15/23	[3]	11,725,000	11,941,796
4.00%	04/15/25	[3]	39,089,000	40,686,347
7.70%	01/15/19		3,750,000	3,944,841
MidAmerican Energy Co.
3.10%	05/01/27		8,405,000	8,457,689
4.25%	05/01/46		33,420,000	37,613,978
4.40%	10/15/44		8,875,000	10,087,232
4.80%	09/15/43		15,005,000	18,004,702
Nevada Power Co.
5.45%	05/15/41		600,000	746,433
NextEra Energy Capital Holdings, Inc.
1.65%	09/01/18		15,314,000	15,273,142
2.30%	04/01/19		7,190,000	7,184,967
NextEra Energy Operating Partners LP
4.25%	09/15/24	[3]	998,000	1,017,960
4.50%	09/15/27	[3]	11,834,000	11,878,378
Niagara Mohawk Power Corp.
3.51%	10/01/24	[3]	6,000,000	6,212,208
NSTAR Electric Co.
3.20%	05/15/27		37,405,000	37,902,719
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		16,683,000	17,586,443
5.25%	09/30/40		3,939,000	5,005,144
7.00%	09/01/22		25,475,000	30,098,751

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
PacifiCorp
3.35%	07/01/25		$7,200,000	$7,364,913
Pennsylvania Electric Co.
3.25%	03/15/28	[3]	3,350,000	3,303,350
4.15%	04/15/25	[3]	25,325,000	26,755,242
5.20%	04/01/20		25,200,000	26,551,602
Potomac Electric Power Co.
3.60%	03/15/24		7,123,000	7,442,652
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,064,131
Public Service Co. of New Mexico
3.85%	08/01/25		10,000,000	10,294,255
5.35%	10/01/21		5,320,000	5,741,440
7.95%	05/15/18		41,187,000	42,036,420
Public Service Co. of Oklahoma
4.40%	02/01/21		400,000	422,971
Puget Energy, Inc.
6.00%	09/01/21		3,494,000	3,868,765
Rochester Gas & Electric Corp.
3.10%	06/01/27	[3]	5,890,000	5,877,587
Southern Co. (The)
1.55%	07/01/18		13,200,000	13,170,511
Southern Co. Gas Capital Corp.
2.45%	10/01/23		11,015,000	10,693,654
Southwestern Electric Power Co.
3.55%	02/15/22		17,377,000	17,857,088
6.45%	01/15/19		41,285,000	43,000,935
Southwestern Electric Power Co., Series F
5.88%	03/01/18		27,424,000	27,582,593
Southwestern Electric Power Co., Series K
2.75%	10/01/26		4,140,000	3,984,702
Trans-Allegheny Interstate Line Co.
3.85%	06/01/25	[3]	5,856,000	6,084,128
Tucson Electric Power Co.
3.85%	03/15/23		85,000	85,649
Virginia Electric & Power Co.
5.40%	04/30/18		18,865,000	19,056,573

				1,451,074,746

Energy — 1.67%
Anadarko Petroleum Corp.
4.50%	07/15/44		24,921,000	24,929,850
Antero Resources Corp.
5.00%	03/01/25		4,549,000	4,657,266
Atmos Energy Corp.
3.00%	06/15/27		21,495,000	21,558,906
Boardwalk Pipelines LP
5.20%	06/01/18		10,819,000	10,938,508

See accompanying notes to Schedule of Portfolio Investments.

78 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
BP Capital Markets PLC (United Kingdom)
3.51%	03/17/25	[1]	$9,267,000	$9,607,627
3.54%	11/04/24	[1]	20,883,000	21,744,413
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[3]	23,400,000	23,922,288
Canadian Natural Resources Ltd. (Canada)
3.85%	06/01/27	[1]	6,752,000	6,904,812
Centennial Resource Production LLC
5.38%	01/15/26	[3]	5,965,000	6,091,756
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		9,786,000	10,147,103
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[3]	3,701,000	3,719,690
Devon Energy Corp.
4.75%	05/15/42		11,800,000	12,615,274
5.60%	07/15/41		3,590,000	4,245,979
Diamondback Energy, Inc.
4.75%	11/01/24		11,135,000	11,260,269
Enbridge Energy Partners LP
5.50%	09/15/40		4,700,000	5,153,871
5.88%	10/15/25		17,980,000	20,361,199
7.38%	10/15/45		14,175,000	18,731,615
Endeavor Energy Resources LP/EER Finance, Inc.
5.50%	01/30/26	[3]	2,394,000	2,441,880
5.75%	01/30/28	[3]	2,109,000	2,173,852
Energy Transfer Equity LP
4.25%	03/15/23		1,526,000	1,514,555
Energy Transfer LP/Regency Energy Finance Corp.
4.50%	11/01/23		5,000,000	5,176,061
5.00%	10/01/22		1,722,000	1,837,159
Energy Transfer Partners LP
3.60%	02/01/23		12,030,000	12,055,910
4.75%	01/15/26		4,250,000	4,416,458
4.90%	03/15/35		6,490,000	6,424,373
5.15%	03/15/45		48,625,000	47,331,964
6.50%	02/01/42		2,000,000	2,268,764
EQT Corp.
3.90%	10/01/27		48,035,000	47,849,182
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	21,200,000	22,714,051
Gulfport Energy Corp.
6.38%	05/15/25		5,618,000	5,667,157
Hess Corp.
5.60%	02/15/41		10,000,000	10,819,531
HollyFrontier Corp.
5.88%	04/01/26		20,000,000	22,304,080
KeySpan Gas East Corp.
2.74%	08/15/26	[3]	20,307,000	19,828,700

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Kinder Morgan Energy Partners LP
3.50%	09/01/23		$7,699,000	$7,723,620
4.25%	09/01/24		3,845,000	3,987,764
5.00%	08/15/42		7,950,000	8,095,999
5.80%	03/15/35		3,820,000	4,240,900
Kinder Morgan, Inc.
5.30%	12/01/34		2,275,000	2,433,626
5.55%	06/01/45		13,075,000	14,295,107
5.63%	11/15/23	[3]	7,937,000	8,773,911
6.95%	06/01/28		7,000,000	7,958,973
Newfield Exploration Co.
5.63%	07/01/24		3,179,000	3,425,373
5.75%	01/30/22		2,014,000	2,160,015
NGPL Pipe Co. LLC
4.38%	08/15/22	[3]	2,154,000	2,198,426
Noble Energy, Inc.
5.05%	11/15/44		27,413,000	29,432,516
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		2,407,000	2,593,039
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[3]	12,513,000	12,606,848
5.38%	01/15/25	[3]	20,458,000	20,764,870
5.63%	10/15/27	[3]	9,687,000	9,892,849
Plains All American Pipeline LP/PAA Finance Corp.
2.85%	01/31/23		1,669,000	1,600,154
Plains All American Pipeline LP/PAA Finance Corp.
3.60%	11/01/24		18,150,000	17,741,625
4.65%	10/15/25		100,677,000	103,868,461
QEP Resources, Inc.
5.25%	05/01/23		5,330,000	5,419,864
5.38%	10/01/22		2,492,000	2,551,185
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	6,458,000	6,797,045
6.00%	01/15/19	[3]	20,946,000	21,626,745
6.85%	07/15/18	[3]	20,133,000	20,636,325
Ruby Pipeline LLC
6.00%	04/01/22	[3]	56,440,341	59,523,177
Sabine Pass Liquefaction LLC
4.20%	03/15/28		51,165,000	52,124,344
5.63%	03/01/25		40,492,000	44,642,430
5.75%	05/15/24		15,000,000	16,627,268
Shell International Finance BV (Netherlands)
4.38%	05/11/45	[1]	21,849,000	24,590,121
4.55%	08/12/43	[1]	4,075,000	4,664,102
Southern Natural Gas Co. LLC
4.80%	03/15/47	[3]	1,585,000	1,750,119
Spectra Energy Partners LP
3.50%	03/15/25		3,000,000	3,014,171

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 79

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
4.60%	06/15/21		$7,000,000	$7,406,462
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		109,344,000	109,854,456
TC PipeLines LP
3.90%	05/25/27		14,310,000	14,403,931
4.38%	03/13/25		36,050,000	37,697,269
4.65%	06/15/21		6,108,000	6,418,204
Tennessee Gas Pipeline Co. LLC
7.63%	04/01/37		40,000	51,725
8.38%	06/15/32		5,224,000	6,878,117
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	29,586,000	29,341,191
Trans-Canada Pipelines Ltd. (Canada)
3.63%	05/15/67	[1,8]	85,000	78,261
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	6,932,700	7,296,667
Tucson Electric Power Co.
5.15%	11/15/21		4,800,000	5,186,542
Williams Cos., Inc. (The)
7.88%	09/01/21		4,538,000	5,264,080
Williams Partners LP
3.35%	08/15/22		10,070,000	10,165,353
3.60%	03/15/22		53,720,000	55,002,148
3.90%	01/15/25		7,942,000	8,125,603
4.00%	09/15/25		14,413,000	14,810,957
5.10%	09/15/45		1,945,000	2,126,772
6.30%	04/15/40		54,995,000	68,234,994

				1,347,517,807

Finance — 6.85%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
3.75%	05/15/19	[1]	21,355,000	21,700,186
3.95%	02/01/22	[1]	23,500,000	24,242,485
4.50%	05/15/21	[1]	41,850,000	44,047,125
5.00%	10/01/21	[1]	36,725,000	39,213,119
Alta Wind Holdings LLC
7.00%	06/30/35	[3,4,5]	20,871,319	24,482,655
American Express Co.
1.55%	05/22/18		14,645,000	14,628,920
7.00%	03/19/18		99,122,000	100,204,164
American Express Credit Corp. (MTN)
1.80%	07/31/18		26,095,000	26,080,059
1.88%	05/03/19		5,461,000	5,442,304
2.20%	03/03/20		30,090,000	30,008,383
Associates Corp. of North America
6.95%	11/01/18		25,559,000	26,519,111
Bear Stearns Cos. LLC (The)
4.65%	07/02/18		4,330,000	4,388,595

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
7.25%	02/01/18		$231,684,000	$232,613,141
Citigroup, Inc.
1.70%	04/27/18		113,991,000	113,886,520
1.75%	05/01/18		49,948,000	49,867,771
1.80%	02/05/18		288,984,000	288,960,202
2.05%	12/07/18		351,696,000	351,407,363
2.05%	06/07/19		48,475,000	48,351,286
2.15%	07/30/18		62,997,000	63,110,111
2.50%	09/26/18		106,706,000	106,839,703
2.50%	07/29/19		27,700,000	27,795,667
2.55%	04/08/19		13,290,000	13,353,890
3.67%	07/24/28	[8]	123,255,000	125,048,231
3.88%	10/25/23		15,500,000	16,120,806
3.89%	01/10/28	[8]	10,448,000	10,786,301
4.50%	01/14/22		265,000	282,196
6.13%	05/15/18		135,548,000	137,613,819
8.50%	05/22/19		29,548,000	32,020,933
(LIBOR USD 3-Month plus 0.55%)
2.01%	08/25/36	[2]	22,329,000	19,089,042
Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	3,854,380
Discover Financial Services
3.85%	11/21/22		10,899,000	11,207,248
Ford Motor Credit Co. LLC
2.15%	01/09/18		15,955,000	15,954,944
2.24%	06/15/18		12,370,000	12,361,597
2.55%	10/05/18		4,555,000	4,568,077
2.88%	10/01/18		26,346,000	26,505,915
3.34%	03/18/21		12,900,000	13,116,152
5.00%	05/15/18		42,988,000	43,430,110
(LIBOR USD 3-Month plus 0.94%)
2.29%	01/09/18	[2]	45,075,000	45,079,061
Ford Motor Credit Co. LLC (MTN)
2.94%	01/08/19		63,346,000	63,741,596
GE Capital International Funding Co. (Ireland)
3.37%	11/15/25	[1]	8,850,000	8,970,458
4.42%	11/15/35	[1]	120,249,000	130,385,287
General Electric Corp. (GMTN)
5.63%	05/01/18		295,000	298,570
6.15%	08/07/37		4,121,000	5,452,549
General Electric Corp. (MTN)
4.38%	09/16/20		5,815,000	6,106,081
5.88%	01/14/38		17,150,000	22,229,245
(LIBOR USD 3-Month plus 0.38%)
1.77%	05/05/26	[2]	1,800,000	1,736,084
(LIBOR USD 3-Month plus 0.48%)
1.90%	08/15/36	[2]	13,220,000	11,498,412
General Motors Financial Co., Inc.
2.35%	10/04/19		19,090,000	19,041,996

See accompanying notes to Schedule of Portfolio Investments.

80 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
2.40%	05/09/19		$18,960,000	$18,970,865
3.10%	01/15/19		156,350,000	157,078,708
Goldman Sachs Group, Inc. (GMTN) (The)
5.38%	03/15/20		60,000	63,640
7.50%	02/15/19		246,611,000	260,697,726
Goldman Sachs Group, Inc. (MTN) (The)
3.85%	07/08/24		123,639,000	128,272,186
Goldman Sachs Group, Inc. (The)
2.63%	01/31/19		200,000,000	200,882,000
3.27%	09/29/25	[8]	140,075,000	139,573,482
3.69%	06/05/28	[8]	94,175,000	95,488,511
3.75%	05/22/25		2,187,000	2,249,757
3.75%	02/25/26		2,824,000	2,902,610
3.85%	01/26/27		16,665,000	17,126,975
4.02%	10/31/38	[8]	6,695,000	6,884,606
5.25%	07/27/21		13,000,000	14,112,605
5.95%	01/18/18		324,903,000	325,418,832
6.15%	04/01/18		262,025,000	264,799,030
Goldman Sachs Group, Inc., Series D (MTN) (The)
6.00%	06/15/20		9,510,000	10,278,784
International Lease Finance Corp.
3.88%	04/15/18		36,526,000	36,695,858
7.13%	09/01/18	[3]	125,458,000	129,456,974
Morgan Stanley
1.88%	01/05/18		76,200,000	76,198,514
2.13%	04/25/18		19,463,000	19,471,879
2.50%	01/24/19		63,094,000	63,363,853
(LIBOR USD 3-Month plus 0.93%)
2.29%	07/22/22	[2]	182,120,000	183,675,880
Morgan Stanley (GMTN)
2.45%	02/01/19		31,284,000	31,353,779
3.70%	10/23/24		5,444,000	5,620,606
3.88%	01/27/26		2,245,000	2,337,372
4.00%	07/23/25		21,001,000	21,954,025
5.50%	07/24/20		41,588,000	44,616,571
6.63%	04/01/18		258,017,000	260,859,836
7.30%	05/13/19		159,453,000	170,050,098
Morgan Stanley (MTN)
5.63%	09/23/19		55,766,000	58,871,787
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
2.21%	02/14/20	[2]	184,640,000	185,406,502
Morgan Stanley, Series F
3.88%	04/29/24		6,367,000	6,653,216
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	25,577,800	31,376,540
Protective Life Global Funding
2.70%	11/25/20	[3]	32,195,000	32,343,322

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Raymond James Financial, Inc.
4.95%	07/15/46		$63,856,000	$72,894,881
5.63%	04/01/24		4,484,000	5,090,385

				5,526,734,045

Food — 0.50%
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[3]	9,518,000	10,112,875
Kraft Heinz Foods Co.
2.00%	07/02/18		33,675,000	33,678,136
3.00%	06/01/26		36,576,000	35,261,062
3.95%	07/15/25		17,714,000	18,325,162
4.38%	06/01/46		96,228,000	95,749,987
5.20%	07/15/45		26,987,000	29,880,533
6.13%	08/23/18		15,700,000	16,096,833
(LIBOR USD 3-Month plus 0.42%)
1.82%	08/09/19	[2]	11,505,000	11,509,683
Lamb Weston Holdings, Inc.
4.63%	11/01/24	[3]	9,514,000	9,846,990
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[1,3]	102,032,000	100,687,830
Mondelez International, Inc. (LIBOR USD 3-Month plus 0.52%)
1.90%	02/01/19	[2]	11,740,000	11,770,521
Post Holdings, Inc.
5.63%	01/15/28	[3]	6,462,000	6,504,326
5.75%	03/01/27	[3]	24,778,000	25,273,560

				404,697,498

Health Care — 3.87%
Abbott Laboratories
2.00%	09/15/18		14,885,000	14,884,339
2.90%	11/30/21		26,530,000	26,837,085
3.75%	11/30/26		138,308,000	142,365,403
AbbVie, Inc.
3.60%	05/14/25		70,270,000	72,355,927
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[1]	224,302,000	224,490,465
3.80%	03/15/25	[1]	41,837,000	42,656,770
3.85%	06/15/24	[1]	22,949,000	23,549,131
4.55%	03/15/35	[1]	32,364,000	34,347,623
Aetna, Inc.
1.70%	06/07/18		50,400,000	50,286,514
3.88%	08/15/47		7,430,000	7,338,578
Allergan Funding SCS (Luxembourg)
4.85%	06/15/44	[1]	3,000,000	3,223,412
Allergan Sales LLC
5.00%	12/15/21	[3]	11,870,000	12,694,763

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 81

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Amgen, Inc.
3.13%	05/01/25		$5,420,000	$5,451,398
4.40%	05/01/45		26,553,000	29,007,759
4.56%	06/15/48		39,579,000	44,258,029
4.66%	06/15/51		25,279,000	28,472,665
Anthem, Inc.
1.88%	01/15/18		41,730,000	41,727,813
2.25%	08/15/19		13,670,000	13,649,829
2.30%	07/15/18		11,556,000	11,582,751
3.30%	01/15/23		28,125,000	28,586,939
3.35%	12/01/24		72,000,000	73,155,390
3.50%	08/15/24		12,140,000	12,402,714
3.65%	12/01/27		67,620,000	68,996,608
3.70%	08/15/21		2,700,000	2,785,349
AstraZeneca PLC (United Kingdom)
1.75%	11/16/18	[1]	7,815,000	7,796,599
3.13%	06/12/27	[1]	141,430,000	140,275,578
3.38%	11/16/25	[1]	2,723,000	2,768,038
Baxalta, Inc.
2.00%	06/22/18		33,834,000	33,827,876
2.88%	06/23/20		28,810,000	29,012,732
4.00%	06/23/25		3,047,000	3,153,317
Bayer U.S. Finance LLC
2.38%	10/08/19	[3]	22,160,000	22,204,974
Baylor Scott & White Holdings
4.19%	11/15/45		30,300,000	32,491,451
Biogen, Inc.
5.20%	09/15/45		3,265,000	3,889,244
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[3]	637,000	640,981
Celgene Corp.
2.75%	02/15/23		71,210,000	70,705,897
2.88%	08/15/20		4,350,000	4,393,297
3.45%	11/15/27		17,300,000	17,323,035
3.88%	08/15/25		22,000,000	22,808,325
5.00%	08/15/45		139,876,000	158,914,103
Centene Corp.
4.75%	01/15/25		59,701,000	60,895,020
CHS/Community Health Systems, Inc.
5.13%	08/01/21		1,841,000	1,663,804
6.25%	03/31/23		29,565,000	26,756,325
Cigna Corp.
3.05%	10/15/27		82,541,000	80,311,526
3.88%	10/15/47		4,750,000	4,776,464
DaVita, Inc.
5.00%	05/01/25		1,000,000	1,000,700
5.13%	07/15/24		11,853,000	11,993,754
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	3,850,000	3,971,638

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
5.63%	07/31/19	[3]	$128,857,000	$134,847,820
6.50%	09/15/18	[3]	87,048,000	89,771,480
Gilead Sciences, Inc.
3.65%	03/01/26		7,200,000	7,469,791
3.70%	04/01/24		16,915,000	17,710,556
4.00%	09/01/36		20,000,000	21,199,916
4.50%	02/01/45		12,660,000	14,091,536
4.75%	03/01/46		3,489,000	4,045,710
HCA, Inc.
4.25%	10/15/19		9,790,000	10,022,513
4.75%	05/01/23		48,034,000	49,835,275
5.00%	03/15/24		18,081,000	18,849,443
5.25%	04/15/25		11,950,000	12,667,000
6.50%	02/15/20		10,034,000	10,686,210
Hologic, Inc.
4.38%	10/15/25	[3]	11,691,000	11,866,365
Johnson & Johnson
2.90%	01/15/28		81,515,000	81,739,830
3.40%	01/15/38		9,120,000	9,361,304
Kaiser Foundation Hospitals
3.15%	05/01/27		9,690,000	9,710,818
4.15%	05/01/47		104,010,000	112,678,016
Merck & Co., Inc.
3.70%	02/10/45		215,000	224,192
Molina Healthcare, Inc.
4.88%	06/15/25	[3]	11,167,000	11,194,917
5.38%	11/15/22		11,983,000	12,552,193
MPH Acquisition Holdings LLC
7.13%	06/01/24	[3]	5,023,000	5,387,167
New York and Presbyterian Hospital (The)
4.02%	08/01/45		22,755,000	24,141,542
Novartis Capital Corp.
4.40%	05/06/44		3,000,000	3,447,950
NYU Hospitals Center
4.37%	07/01/47		36,835,000	39,786,607
Pfizer, Inc.
4.40%	05/15/44		2,400,000	2,761,530
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		7,835,000	7,598,668
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[1]	206,718,000	204,932,670
Teleflex, Inc.
4.63%	11/15/27		7,609,000	7,683,949
Tenet Healthcare Corp.
4.38%	10/01/21		5,885,000	5,899,713
4.50%	04/01/21		23,904,000	24,113,160
4.63%	07/15/24	[3]	11,718,000	11,468,993
Teva Pharmaceutical Finance IV LLC
2.25%	03/18/20		18,465,000	17,837,753

See accompanying notes to Schedule of Portfolio Investments.

82 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.40%	07/20/18	[1]	$7,475,000	$7,412,356
1.70%	07/19/19	[1]	33,262,000	32,482,601
2.80%	07/21/23	[1]	49,640,000	43,281,185
3.15%	10/01/26	[1]	20,000,000	16,481,350
UnitedHealth Group, Inc.
2.95%	10/15/27		2,845,000	2,850,535
3.95%	10/15/42		6,932,000	7,284,741
4.20%	01/15/47		16,648,000	18,179,741
4.25%	03/15/43		14,310,000	15,813,695
4.25%	04/15/47		99,000	109,239
4.75%	07/15/45		59,438,000	70,285,700
Valeant Pharmaceuticals International, Inc.
6.75%	08/15/21	[3]	9,000,000	9,090,000
7.25%	07/15/22	[3]	2,550,000	2,588,250
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[1,3]	5,122,000	4,712,240
5.50%	11/01/25	[1,3]	48,125,000	49,207,813
5.63%	12/01/21	[1,3]	10,183,000	10,004,798
5.88%	05/15/23	[1,3]	29,390,000	27,360,621
6.13%	04/15/25	[1,3]	40,447,000	37,312,358
WellCare Health Plans, Inc.
5.25%	04/01/25		19,023,000	20,116,823

				3,126,840,565

Industrials — 0.50%
Amcor Finance USA, Inc.
3.63%	04/28/26	[3]	12,271,000	12,122,177
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.25%	09/15/22	[1,3]	11,101,000	11,350,773
4.63%	05/15/23	[1,3]	10,810,000	11,056,468
Ball Corp.
4.00%	11/15/23		405,000	415,125
5.25%	07/01/25		587,000	640,564
Clean Harbors, Inc.
5.13%	06/01/21		25,060,000	25,373,250
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		23,825,000	23,527,187
Graphic Packaging International, Inc.
4.88%	11/15/22		7,563,000	8,054,595
Itron, Inc.
5.00%	01/15/26	[3]	22,487,000	22,627,544
L3 Technologies, Inc.
4.75%	07/15/20		12,906,000	13,589,021
5.20%	10/15/19		38,108,000	39,947,473
Multi-Color Corp.
4.88%	11/01/25	[3]	8,730,000	8,784,563

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Northrop Grumman Corp.
3.25%	01/15/28		$48,865,000	$49,040,630
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	22,181,000	22,266,397
Sealed Air Corp.
4.88%	12/01/22	[3]	7,409,000	7,872,063
5.13%	12/01/24	[3]	3,255,000	3,499,125
5.25%	04/01/23	[3]	21,884,000	23,415,880
Siemens Financieringsmaatschappij NV (Netherlands)
2.35%	10/15/26	[1,3]	78,010,000	73,448,560
United Technologies Corp.
8.75%	03/01/21		8,800,000	10,389,219
United Technologies Corp. (STEP)
1.78%	05/04/18		10,464,000	10,448,867
Waste Management, Inc.
3.15%	11/15/27		22,745,000	22,694,893
WestRock MWV LLC
7.38%	09/01/19		6,500,000	7,011,178

				407,575,552

Information Technology — 0.56%
Amazon.com, Inc.
3.15%	08/22/27	[3]	118,515,000	118,933,448
4.05%	08/22/47	[3]	13,035,000	14,109,692
Apple, Inc.
3.75%	11/13/47		6,365,000	6,559,623
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20	[3]	74,810,000	74,407,298
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[3]	33,352,000	33,414,535
Microsoft Corp.
2.40%	08/08/26		56,315,000	54,380,017
2.88%	02/06/24		6,295,000	6,373,807
3.30%	02/06/27		5,805,000	5,999,446
MSCI, Inc.
4.75%	08/01/26	[3]	3,158,000	3,319,847
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[1,3]	8,800,000	8,915,372
4.13%	06/01/21	[1,3]	14,690,000	15,020,525
Oracle Corp.
3.25%	11/15/27		48,095,000	48,863,318
4.13%	05/15/45		4,800,000	5,189,874
Quintiles IMS, Inc.
4.88%	05/15/23	[3]	35,781,000	37,167,514
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[3]	18,461,000	18,876,373

				451,530,689

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 83

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 0.77%
Berkshire Hathaway Finance Corp.
4.30%	05/15/43		$7,200,000	$8,024,847
4.40%	05/15/42		57,751,000	65,034,758
Farmers Exchange Capital
7.05%	07/15/28	[3]	10,634,000	13,413,852
7.20%	07/15/48	[3]	18,265,000	24,285,226
Farmers Exchange Capital II
6.15%	11/01/53	[3,8]	64,140,000	73,777,548
Farmers Exchange Capital III
5.45%	10/15/54	[3,8]	72,575,000	78,925,313
Farmers Insurance Exchange
4.75%	11/01/57	[3,8]	18,580,000	18,678,474
Guardian Life Global Funding
2.00%	04/26/21	[3]	5,475,000	5,386,431
Jackson National Life Global Funding
1.88%	10/15/18	[3]	55,605,000	55,614,759
MassMutual Global Funding II
2.00%	04/15/21	[3]	8,250,000	8,125,404
Metropolitan Life Global Funding I
1.35%	09/14/18	[3]	14,400,000	14,346,704
1.50%	01/10/18	[3]	14,800,000	14,798,283
1.55%	09/13/19	[3]	17,000,000	16,812,532
1.75%	12/19/18	[3]	46,175,000	46,038,876
1.88%	06/22/18	[3]	23,650,000	23,603,553
2.50%	12/03/20	[3]	57,015,000	57,163,355
Nationwide Mutual Insurance Co.
3.88%	12/15/24	[3,8]	18,949,000	18,949,000
New York Life Global Funding
1.55%	11/02/18	[3]	32,050,000	31,950,244
2.00%	04/13/21	[3]	24,750,000	24,378,230
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[3,8]	20,650,000	20,917,345

				620,224,734

Materials — 0.13%
Axalta Coating Systems LLC
4.88%	08/15/24	[3]	35,161,000	36,963,001
Dow Chemical Co. (The)
8.55%	05/15/19		26,076,000	28,238,144
Monsanto Co.
2.13%	07/15/19		10,504,000	10,470,908
Valvoline, Inc.
4.38%	08/15/25		16,105,000	16,286,181
5.50%	07/15/24		9,213,000	9,834,878

				101,793,112

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 2.01%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		$5,205,000	$5,229,395
3.45%	04/30/25		3,115,000	3,085,937
3.90%	06/15/23		57,677,000	59,618,696
4.60%	04/01/22		37,150,000	39,636,593
American Campus Communities Operating Partnership LP
3.35%	10/01/20		9,810,000	10,006,431
3.63%	11/15/27		8,120,000	8,040,133
3.75%	04/15/23		29,059,000	29,848,649
American Tower Corp.
3.00%	06/15/23		56,395,000	56,317,558
3.60%	01/15/28		8,520,000	8,487,616
AvalonBay Communities, Inc. (GMTN)
3.95%	01/15/21		7,245,000	7,516,361
AvalonBay Communities, Inc. (MTN) (LIBOR USD 3-Month plus 0.43%)
1.85%	01/15/21	[2]	69,285,000	69,342,624
Boston Properties LP
2.75%	10/01/26		49,364,000	46,657,429
3.13%	09/01/23		5,000,000	5,045,609
3.20%	01/15/25		77,805,000	77,675,377
3.65%	02/01/26		5,000,000	5,081,947
5.63%	11/15/20		8,659,000	9,370,683
Camden Property Trust
4.63%	06/15/21		600,000	634,784
Crown Castle International Corp.
3.20%	09/01/24		30,665,000	30,355,897
4.75%	05/15/47		5,665,000	5,984,396
Education Realty Operating Partnership LP
4.60%	12/01/24		24,798,000	25,333,352
HCP, Inc.
2.63%	02/01/20		8,285,000	8,312,701
3.15%	08/01/22		12,660,000	12,774,896
3.75%	02/01/19		45,706,000	46,291,585
3.88%	08/15/24		28,684,000	29,388,895
4.00%	12/01/22		54,420,000	57,045,939
4.20%	03/01/24		24,904,000	26,121,882
4.25%	11/15/23		85,445,000	89,803,208
Healthcare Realty Trust, Inc.
3.75%	04/15/23		7,885,000	8,029,420
Healthcare Trust of America Holdings LP
3.75%	07/01/27		21,685,000	21,639,823
Highwoods Realty LP
7.50%	04/15/18		15,585,000	15,810,983
Kilroy Realty LP
3.45%	12/15/24		30,385,000	30,354,964
Kimco Realty Corp.
6.88%	10/01/19		9,175,000	9,864,700

See accompanying notes to Schedule of Portfolio Investments.

84 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Life Storage LP
3.88%	12/15/27		$7,100,000	$7,087,689
Mid-America Apartments LP
4.30%	10/15/23		10,036,000	10,544,186
SBA Communications Corp.
4.00%	10/01/22	[3]	63,189,000	63,425,959
4.88%	09/01/24		2,526,000	2,598,623
SL Green Operating Partnership LP
3.25%	10/15/22		12,995,000	12,956,626
SL Green Realty Corp.
4.50%	12/01/22		14,195,000	14,881,306
5.00%	08/15/18		32,299,000	32,706,904
7.75%	03/15/20		26,913,000	29,759,817
Ventas Realty LP
3.13%	06/15/23		1,235,000	1,237,061
3.25%	10/15/26		12,180,000	11,828,930
3.50%	02/01/25		27,105,000	27,347,958
3.75%	05/01/24		17,500,000	18,000,456
4.13%	01/15/26		25,010,000	26,146,015
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		19,860,000	19,859,452
2.70%	04/01/20		49,673,000	49,917,278
3.25%	08/15/22		3,000,000	3,034,941
4.00%	04/30/19		31,781,000	32,353,408
VEREIT Operating Partnership LP
3.00%	02/06/19		23,423,000	23,525,476
4.13%	06/01/21		2,325,000	2,415,431
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[3]	167,537,000	168,612,579
3.25%	10/05/20	[3]	105,170,000	107,146,880
Welltower, Inc.
2.25%	03/15/18		11,443,000	11,450,266
3.75%	03/15/23		3,170,000	3,288,638
4.00%	06/01/25		32,209,000	33,357,294
4.13%	04/01/19		39,635,000	40,380,871
4.50%	01/15/24		4,698,000	5,018,446
4.95%	01/15/21		3,732,000	3,969,753

				1,621,560,706

Retail — 0.32%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[1,3]	10,520,000	10,524,337
3.55%	07/26/27	[1,3]	12,160,000	12,156,553
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[1,3]	12,794,000	12,794,000
Cumberland Farms, Inc.
6.75%	05/01/25	[3]	4,404,000	4,673,745
CVS Health Corp.
2.25%	12/05/18		76,305,000	76,356,372

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail (continued)
3.88%	07/20/25		$17,800,000	$18,350,880
4.00%	12/05/23		4,693,000	4,887,343
4.88%	07/20/35		35,585,000	39,356,779
Walgreens Boots Alliance, Inc.
3.45%	06/01/26		47,875,000	47,427,168
3.80%	11/18/24		12,810,000	13,108,909
4.80%	11/18/44		16,214,000	17,455,425

				257,091,511

Services — 0.12%
Gartner, Inc.
5.13%	04/01/25	[3]	1,488,000	1,558,680
IHS Markit Ltd. (United Kingdom)
5.00%	11/01/22	[1,3]	17,236,000	18,773,451
Matthews International Corp.
5.25%	12/01/25	[3]	2,279,000	2,304,639
Northwestern University
3.69%	12/01/38		22,510,000	23,855,163
Republic Services, Inc.
3.80%	05/15/18		1,975,000	1,988,084
Service Corp. International/US
4.63%	12/15/27		2,428,000	2,469,567
University of Southern California
3.03%	10/01/39		47,622,000	44,949,620

				95,899,204

Transportation — 0.44%
America West Airlines Pass-Through Trust, Series 1999-1, Class G
7.93%	01/02/19		2,970,839	3,052,537
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		6,289,637	6,843,754
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		2,509,945	2,655,773
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%	07/15/25		19,064,794	19,659,758
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		75,064,932	79,309,066
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%	10/15/29		19,945,000	19,894,140
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		117,559	117,632
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		1,959,902	2,008,900

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 85

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 1999-2 AMBC, Class C2
6.24%	03/15/20		$42,874	$44,027
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20		3,589,190	3,764,343
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		9,966	10,813
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		2,060,034	2,216,196
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		32,105,221	35,057,296
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		828,640	875,521
Continental Airlines Pass-Through Trust, Series 2009, Class A
7.25%	11/10/19		29,819,299	32,179,497
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		39,542,066	43,883,429
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		3,524,257	3,949,282
SMBC Aviation Capital Finance DAC (Ireland)
3.00%	07/15/22	[1,3]	22,325,000	22,131,859
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		19,683,116	21,893,786
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		3,654,663	4,196,726
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		960,575	1,012,505
U.S. Airways Pass-Through Trust, Series 2012, Class A
4.63%	06/03/25		10,715	11,386
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		45,353,727	50,397,537

				355,165,763

Total Corporates (Cost $23,440,538,467)				23,753,373,245

MORTGAGE-BACKED — 38.09%**
Non-Agency Commercial Mortgage-Backed — 1.15%
225 Liberty Street Trust, Series 2016-225L, Class A

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
3.60%	02/10/36	[3]	$63,710,000	$65,787,182
BAMLL Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[3]	7,740,000	8,164,924
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[3]	10,335,000	10,462,594
Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4B
6.06%	02/17/51	[3,8]	3,936,570	3,928,145
Bayview Commercial Asset Trust, Series 2004-1, Class A
(LIBOR USD 1-Month plus 0.54%)
1.91%	04/25/34	[2,3]	37,180	36,731
Bayview Commercial Asset Trust, Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
1.98%	08/25/34	[2,3]	377,247	365,106
Capmark Mortgage Securities, Inc., Series 1998-C2, Class X (IO)
1.08%	05/15/35	[4,5,8]	5,198,267	17,850
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2
3.06%	12/15/47		133,247	133,277
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.37%	03/13/35	[3]	21,242,744	21,729,982
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A
3.25%	05/10/35	[3]	5,000	5,096
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[3]	14,635,000	15,701,704
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%	10/10/46		440,000	467,948
Commercial Mortgage Trust, Series 2013-LC6, Class A2
1.91%	01/10/46		1,194,296	1,193,913
Commercial Mortgage Trust, Series 2013-SFS, Class A2
2.99%	04/12/35	[3,8]	7,205,000	7,211,593
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[3,8]	15,960,000	16,579,328
Commercial Mortgage Trust, Series 2015-3BP, Class A
3.18%	02/10/35	[3]	16,440,000	16,592,866
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/10/36	[3]	74,550,000	76,224,680
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2

See accompanying notes to Schedule of Portfolio Investments.

86 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
4.53%	11/10/46	[3]	$5,396,512	$5,479,667
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A
3.55%	09/10/35	[3,8]	1,362,500	1,410,703
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28	[3]	73,520,000	75,468,559
GS Mortgage Securities Corp. II, Series 2013-KING, Class A
2.71%	12/10/27	[3]	7,696,040	7,735,790
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[3]	4,345,953	4,445,375
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%	08/10/44		87,335,000	90,438,602
GS Mortgage Securities Trust, Series 2012-ALOH, Class A
3.55%	04/10/34	[3]	59,497,000	61,407,187
GS Mortgage Securities Trust, Series 2012-SHOP, Class A
2.93%	06/05/31	[3]	180,000	181,586
GS Mortgage Securities Trust, Series 2013-GC16, Class A2
3.03%	11/10/46		20,975,073	21,091,507
GS Mortgage Securities Trust, Series 2014-3R, Class 2A
(LIBOR USD 1-Month plus 0.18%)
1.51%	09/26/36	[2,3]	11,830,564	11,755,500
GS Mortgage Securities Trust, Series 2015-1R, Class 2A
3.55%	01/26/36	[3,8]	9,357,743	9,408,682
GS Mortgage Securities Trust., Series 2009-1R, Class 2A1
3.54%	11/25/35	[3,8]	3,080	3,093
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[3]	7,927,225	7,822,467
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2
2.42%	07/15/45		11,637,160	11,646,384
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9,
Class A3S
5.24%	05/15/47	[3]	1,485,046	1,474,963
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32	[3]	25,421,834	25,842,693
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37	[3,8]	3,559,296	3,651,018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		$18,067,326	$18,120,574
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2
1.97%	05/15/46		2,242,916	2,241,719
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A3
3.53%	08/15/47		47,530,000	49,005,521
Morgan Stanley Capital I Trust, Series 2013-WLSR, Class A
2.70%	01/11/32	[3]	3,720,000	3,718,941
Morgan Stanley Capital I Trust, Series 2014-MP, Class A
3.47%	08/11/33	[3]	30,242,500	30,986,322
Morgan Stanley Capital I Trust, Series 2015-420, Class A
3.73%	10/11/50	[3]	1,065,000	1,099,954
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.83%	01/13/32	[3,8]	103,085,000	106,849,376
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1
3.87%	01/05/43	[3,8]	20,040,000	20,276,384
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30	[3]	19,925,000	20,131,415
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3
(LIBOR USD 1-Month plus 0.24%)
1.79%	08/25/36	[2]	22,970,742	14,534,675
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[3]	900,000	942,029
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A
2.71%	03/18/28	[3,8]	30,580,000	30,630,429
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		47,205,000	47,885,318
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[3]	1,511,797	1,534,057

				931,823,409

Non-Agency Mortgage-Backed — 6.38%
Aames Mortgage Investment Trust, Series 2002-1, Class A3 (STEP)
7.40%	06/25/32		53,042	53,220
Accredited Mortgage Loan Trust, Series 2007-1, Class A4

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 87

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Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.22%)
1.77%	02/25/37	[2]	$46,525,000	$44,204,849
ACE Securities Corp., Series 2004-IN1, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.19%	05/25/34	[2]	4,653	4,351
ACE Securities Corp., Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.70%	06/25/36	[2]	3,808,155	3,118,981
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
2.09%	01/25/36	[2]	401,331	382,569
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
(LIBOR USD 1-Month plus 0.23%)
1.78%	09/25/35	[2]	1,680,161	1,681,585
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A32
(LIBOR USD 1-Month plus 0.20%)
1.75%	08/25/36	[2]	18,121,211	17,870,848
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 1A3
(LIBOR USD 1-Month plus 0.27%)
1.82%	12/25/35	[2]	236,001	237,155
American Home Mortgage Investment Trust, Series 2004-3, Class 2A
(LIBOR USD 6-Month plus 1.50%)
3.07%	10/25/34	[2]	7,608,808	7,521,190
Ameriquest Mortgage Securities, Inc., Series 2004-R10, Class A1
(LIBOR USD 1-Month plus 0.66%)
2.21%	11/25/34	[2]	41,363,761	41,780,108
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.00%	01/25/36	[2]	19,225,000	19,292,309
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class M1
(LIBOR USD 1-Month plus 0.39%)
1.94%	03/25/36	[2]	20,041,967	19,997,893
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.20%	10/25/27		68,374	71,517
Argent Securities, Inc., Series 2004-W6, Class AV2
(LIBOR USD 1-Month plus 0.90%)
2.45%	05/25/34	[2]	14,901,533	14,620,390
Argent Securities, Inc., Series 2005-W2, Class A1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.26%)
1.81%	10/25/35	[2]	$27,801,998	$28,008,329
Argent Securities, Inc., Series 2005-W3, Class A1
(LIBOR USD 1-Month plus 0.26%)
1.81%	11/25/35	[2]	45,265,720	44,695,248
Asset-Backed Funding Certificates, Series 2005-HE1, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.18%	03/25/35	[2]	12,507,253	12,533,586
Asset-Backed Funding Certificates, Series 2006-OPT3, Class A3B
(LIBOR USD 1-Month plus 0.16%)
1.71%	11/25/36	[2]	25,109,116	15,978,012
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
2.55%	06/25/37	[2]	26,510,806	22,854,075
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A1
(LIBOR USD 1-Month plus 0.13%)
1.68%	07/25/36	[2]	25,331,826	25,095,864
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.23%)
1.78%	11/25/36	[2]	18,411,000	15,136,834
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		29,275	31,029
Banc of America Funding Trust, Series 2006-D, Class 3A1
3.52%	05/20/36	[8]	7,438,919	6,841,297
Banc of America Funding Trust, Series 2006-E, Class 2A1
3.71%	06/20/36	[8]	110,104	107,873
Banc of America Funding Trust, Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.22%)
1.72%	07/20/36	[2]	10,904,693	10,913,705
Banc of America Funding Trust, Series 2006-H, Class 3A1
3.54%	09/20/46	[8]	1,980,253	1,853,632
Banc of America Funding Trust, Series 2014-R8, Class A1
(LIBOR USD 1-Month plus 0.24%)
1.79%	06/26/36	[2,3]	11,456,095	11,263,498
Banc of America Funding Trust, Series 2015-R2, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
1.69%	08/27/36	[2,3]	39,920,065	38,230,671

See accompanying notes to Schedule of Portfolio Investments.

88 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust, Series 2015-R2, Class 3A1
(LIBOR USD 1-Month plus 0.26%)
1.81%	04/29/37	[2,3]	$23,194,625	$22,888,310
Banc of America Funding Trust, Series 2015-R2, Class 7A1
(LIBOR USD 1-Month plus 0.28%)
1.83%	09/29/36	[2,3]	19,784,429	19,569,469
Banc of America Funding Trust, Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
1.77%	03/27/36	[2,3]	10,696,363	10,501,767
Banc of America Funding Trust, Series 2015-R5, Class 1A1
(LIBOR USD 1-Month plus 0.13%)
1.68%	10/26/36	[2,3]	93,560,183	91,437,976
Banc of America Funding Trust, Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)
1.68%	10/26/36	[2,3]	42,536,000	38,993,240
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[3,8]	49,900,729	49,448,902
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
3.77%	07/25/34	[8]	59,542	60,999
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
3.70%	04/25/35	[8]	570,744	564,077
Banc of America Mortgage Securities, Inc., Series 2006-2, Class A2
((0.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap) plus 6.00%)
6.00%	07/25/46	[2]	218,783	200,579
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A24
6.00%	03/25/37		1,063,946	1,023,425
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37		605,712	590,420
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		362,633	314,234
BCAP LLC Trust, Series 2007-AA5, Class A1
(LIBOR USD 1-Month plus 0.65%)
2.20%	09/25/47	[2]	34,452,662	32,021,028
BCAP LLC Trust, Series 2009-RR10, Class 7A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.30%)
3.53%	10/26/35	[2,3]	2,840,106	2,863,164

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.62%	05/27/37	[3,8]	$2,175,441	$2,180,608
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.59%	11/27/37	[3,8]	4,491,224	4,519,072
BCAP LLC Trust, Series 2011-RR5, Class 1A3
3.15%	03/26/37	[3,8]	54,869	55,066
BCAP LLC Trust, Series 2015-RR2, Class 26A1
3.54%	03/28/36	[3,8]	9,458,188	9,664,313
Bear Stearns ALT-A Trust, Series 2005-4, Class 22A2
3.61%	05/25/35	[8]	25,176	23,877
Bear Stearns ALT-A Trust, Series 2006-4, Class 32A1
3.62%	07/25/36	[8]	2,592,186	2,115,084
Bear Stearns ARM Trust, Series 2004-1, Class 13A2
3.71%	04/25/34	[8]	10,347	10,444
Bear Stearns ARM Trust, Series 2004-10, Class 14A1
3.71%	01/25/35	[8]	3,991,379	3,965,274
Bear Stearns ARM Trust, Series 2006-4, Class 2A1
3.46%	10/25/36	[8]	905,212	912,523
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.14%)
1.69%	11/25/36	[2]	13,612,571	12,567,256
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A1 (STEP)
5.50%	01/25/34		835,090	846,654
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A2 (STEP)
5.75%	01/25/34		752,890	765,587
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)
1.80%	08/25/20	[2]	1,871,586	1,288,156
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
(LIBOR USD 1-Month plus 0.80%)
2.35%	08/25/43	[2]	12	12
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		1,120,268	1,210,127
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)
1.73%	10/25/36	[2]	2,814,274	2,582,262

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 89

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.81%	12/15/30	[8]	$3,492,011	$3,542,842
Carrington Mortgage Loan Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.31%)
1.86%	01/25/36	[2]	47,650,000	47,174,605
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
1.80%	06/25/36	[2]	16,939,341	17,018,927
Chase Funding Trust, Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)
2.15%	07/25/33	[2]	3,059	2,843
Chase Funding Trust, Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)
2.05%	02/26/35	[2]	5,668	4,992
Chase Funding Trust, Series 2006-A1, Class 1A2
3.61%	09/25/36	[8]	1,202,722	1,191,475
Chase Funding Trust, Series 2006-S3, Class 2A1
5.50%	11/25/21		2,254,081	1,868,173
Chase Funding Trust, Series 2007-A2, Class 2A3
3.60%	07/25/37	[8]	3,230,782	3,292,831
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		2,224,242	1,972,290
Chaseflex Trust, Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)
1.75%	09/25/36	[2]	7,026,140	6,428,025
CIM Trust, Series 2015-1EC, Class A16
3.08%	04/25/55	[3,8]	136,386,608	136,232,273
CIM Trust, Series 2015-3AG, Class A1
(LIBOR USD 1-Month plus 1.75%)
3.11%	10/25/57	[2,3]	157,138,317	159,373,563
CIM Trust, Series 2015-4AG, Class A1
(LIBOR USD 1-Month plus 2.00%)
3.36%	10/25/57	[2,3]	57,295,776	57,945,286
CIM Trust, Series 2016-4, Class A1
(LIBOR USD 1-Month plus 2.00%)
3.36%	10/25/57	[2,3]	330,346,232	342,730,797
CIM Trust, Series 2017-5, Class A1
2.30%	05/25/57	[3,8]	27,555,982	27,372,327
CIM Trust, Series 2017-8, Class A1
3.00%	12/01/65	[3]	164,664,486	165,035,277
CIT Mortgage Loan Trust, Series 2007-1, Class 1A

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 1.35%)
2.90%	10/25/37	[2,3]	$82,849,683	$83,466,383
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		301,584	302,505
Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A5 (STEP)
5.53%	09/25/36		525,000	529,379
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
5.51%	03/25/37		650,000	687,601
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Class M2
(LIBOR USD 1-Month plus 0.34%)
1.89%	01/25/36	[2]	7,803,382	7,825,901
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.16%	02/25/34	[8]	154,234	153,217
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
3.28%	05/25/34	[3,8]	2,604,000	2,658,596
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
3.32%	10/25/35	[8]	900,234	707,500
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
1.81%	11/25/35	[2]	235,817	190,922
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
3.37%	06/25/36	[8]	6,239,317	5,981,374
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
(LIBOR USD 1-Month plus 0.15%)
1.70%	08/25/36	[2]	5,237,881	5,242,589
Citigroup Mortgage Loan Trust, Inc., Series 2007-6, Class 1A4A
5.41%	03/25/37	[8]	648,821	551,437
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
(LIBOR USD 1-Month plus 0.20%)
1.75%	01/25/37	[2]	105,135	106,096
Citigroup Mortgage Loan Trust, Inc., Series 2010-7, Class 2A1
3.38%	02/25/35	[3,8]	106,738	108,100
Citigroup Mortgage Loan Trust, Inc., Series 2012-3, Class 4A1
3.27%	11/25/36	[3,8]	1,308,969	1,318,857
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 3A2
3.59%	11/25/35	[3,8]	6,385,334	6,444,515

See accompanying notes to Schedule of Portfolio Investments.

90 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
1.53%	06/25/47	[2,3]	$27,988,111	$28,062,974
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)
1.70%	03/25/47	[2,3]	23,266,690	22,481,848
Citigroup Mortgage Loan Trust, Inc., Series 2015-3, Class 1A1
(LIBOR USD 1-Month plus 0.27%)
1.60%	03/25/36	[2,3]	10,816,732	10,591,225
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19		172	176
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[8]	2,084,985	2,177,841
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	09/15/26	[8]	6,155,848	6,607,128
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28		36,855	38,068
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[8]	2,738,873	2,913,491
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	[8]	3,624,459	3,844,798
Conseco Financial Corp., Series 2002-C, Class BF2
8.00%	06/15/32	[3,8]	276,256	293,395
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[3,8]	8,147,769	8,288,215
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		12,274	12,864
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
3.31%	02/25/36	[8]	88,326	72,263
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
(LIBOR USD 1-Month plus 0.50%)
2.05%	06/25/36	[2]	1,255,885	882,642
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
3.60%	02/25/37	[8]	2,582,571	2,515,604
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.17%)
1.72%	06/25/46	[2]	$821,547	$802,240
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
1.75%	03/25/37	[2]	747,362	320,638
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
4.63%	03/25/34	[8]	7,000,000	7,034,245
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
4.67%	04/25/36	[8]	261,007	241,686
Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV4
(LIBOR USD 1-Month plus 0.35%)
1.68%	05/25/36	[2]	1,208,630	1,211,588
Countrywide Asset-Backed Certificates, Series 2005-AB2, Class 1A1
(LIBOR USD 1-Month plus 0.46%)
2.01%	11/25/35	[2]	23,752,113	23,406,484
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
2.35%	10/25/47	[2]	14,032,992	13,843,189
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.75%	06/19/31	[8]	11,453	11,746
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		95,367	96,671
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.18%	08/25/34	[8]	1,245,286	1,215,955
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
(LIBOR USD 1-Month plus 0.66%)
2.21%	02/25/35	[2]	150,009	149,692
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.49%	02/25/35	[8]	3,856,157	2,964,076
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
3.23%	06/20/34	[8]	44,554	45,180
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
3.49%	09/20/34	[8]	1,492,124	1,456,078

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 91

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Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
3.62%	11/20/34	[8]	$329,137	$334,441
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
3.86%	04/25/35	[8]	1,033,873	1,011,400
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
3.24%	01/25/36	[8]	299,296	294,524
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
(LIBOR USD 1-Month plus 0.58%)
2.13%	02/25/35	[2]	33,758	28,275
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.15%	05/25/35	[2]	5,045,460	4,719,044
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
3.80%	09/25/47	[8]	1,567,237	1,529,236
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
3.10%	03/25/37	[8]	1,660,879	1,325,246
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
3.37%	08/25/33	[8]	25,798	25,920
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1
6.50%	02/25/34		40,410	43,504
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 6A1
3.54%	06/25/34	[8]	227,968	233,126
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1
4.50%	07/25/20		12,724	12,645
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-2, Class 2A1
(LIBOR USD 1-Month plus 0.70%)
2.25%	03/25/36	[2]	4,451,727	2,538,224
Credit Suisse Mortgage Trust, Series 2007-2, Class 3A4
5.50%	03/25/37		2,517,223	2,316,081

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2009-14R, Class 2A1
5.00%	06/26/37	[3]	$2,726,394	$2,752,972
Credit Suisse Mortgage Trust, Series 2010-17R, Class 1A1
3.37%	06/26/36	[3,8]	545,886	550,328
Credit Suisse Mortgage Trust, Series 2011-16R, Class 5A1
2.72%	09/27/35	[3,8]	1,590,039	1,562,140
Credit Suisse Mortgage Trust, Series 2014-10R, Class 3A1
(LIBOR USD 1-Month plus 2.75%)
4.30%	04/27/36	[2,3]	4,030,846	4,123,096
Credit Suisse Mortgage Trust, Series 2014-11R, Class 10A1
(LIBOR USD 1-Month plus 0.22%)
1.55%	05/27/37	[2,3]	8,543,540	8,420,228
Credit Suisse Mortgage Trust, Series 2014-12R, Class 1A1
(LIBOR USD 1-Month plus 1.75%)
3.11%	08/27/36	[2,3]	16,354,718	16,559,574
Credit Suisse Mortgage Trust, Series 2014-7R, Class 7A1
1.48%	08/27/36	[3,8]	7,448,760	7,425,820
Credit Suisse Mortgage Trust, Series 2015-1R, Class 5A1
3.43%	09/27/35	[3,8]	10,470,040	10,468,135
Credit Suisse Mortgage Trust, Series 2015-2R, Class 4A1
1.53%	06/27/47	[3,8]	34,360,248	32,735,321
Credit Suisse Mortgage Trust, Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
1.53%	11/27/46	[2,3]	13,706,188	12,833,556
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		16,636	16,778
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
(LIBOR USD 1-Month plus 1.04%)
2.59%	03/25/33	[2]	4,017,548	4,015,814
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
(LIBOR USD 1-Month plus 1.02%)
2.35%	11/25/33	[2]	97,741	95,758
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.46%	01/25/36		9,100,870	8,043,566

See accompanying notes to Schedule of Portfolio Investments.

92 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.69%	10/25/36	[2]	$20,103,914	$17,661,137
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
(LIBOR USD 1-Month plus 0.11%)
1.66%	10/25/36	[2]	1,984,788	1,980,861
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3
(LIBOR USD 1-Month plus 0.15%)
1.70%	11/25/36	[2]	34,428,725	22,915,174
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP)
3.71%	01/25/37		8,005,110	4,157,618
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP)
3.71%	01/25/37		15,043,508	7,540,527
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.27%	02/25/37		42,201,848	30,987,623
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP)
4.27%	02/25/37		30,898,036	22,681,327
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP)
4.27%	02/25/37		5,618,760	4,125,434
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
(LIBOR USD 1-Month plus 0.17%)
1.50%	04/25/37	[2]	33,296,970	25,353,605
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB7, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.69%	10/25/36	[2]	66,064,136	50,067,122
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B (STEP)
5.78%	12/25/36		5,268,016	952,571
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.19%)
1.74%	08/25/36	[2]	5,303,462	4,764,652
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.13%)
1.68%	12/25/36	[2]	$2,444,211	$1,524,853
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35		66,847	66,998
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		550,531	464,657
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class AR6
(LIBOR USD 1-Month plus 0.19%)
1.74%	02/25/37	[2]	1,066,292	973,345
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.68%	02/25/36	[8]	1,411,530	1,197,827
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
1.86%	01/19/45	[2]	3,027,389	2,762,939
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.25%)
1.75%	02/19/45	[2]	526,266	517,404
DSLA Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.24%)
1.74%	07/19/45	[2]	266,258	256,351
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
1.70%	10/19/36	[2]	22,110,644	19,847,631
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
1.64%	04/19/47	[2]	12,807,996	12,095,518
Equity One ABS, Inc., Series 1998-1, Class A2 (STEP)
7.48%	11/25/29		83,747	81,725
Equity One Mortgage Pass-Through Trust, Series 2002-4, Class M1
5.22%	02/25/33	[8]	11,938	11,832
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1 (STEP)
5.80%	11/25/32		41,051	42,081
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 1A1
3.13%	08/25/34	[8]	11,988,999	12,425,971
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.13%	09/25/34	[8]	69,224	68,612
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 93

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.35%	10/25/34	[8]	$2,510,684	$2,510,853
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
3.31%	12/25/35	[8]	24,141,541	22,625,935
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
3.19%	02/25/36	[8]	28,052,105	24,484,037
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4, Class 2A1
3.20%	06/25/35	[8]	25,041,614	23,992,410
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
3.19%	09/25/35	[8]	24,502,350	23,724,351
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
3.27%	10/25/35	[8]	31,743,425	27,596,575
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
3.27%	11/25/35	[8]	26,941,257	25,413,117
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
3.21%	03/25/36	[8]	30,215,657	25,944,504
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37		14,746	11,980
First Horizon Mortgage Pass-Through Trust, Series 2004-AR5, Class 2A1
3.60%	10/25/34	[8]	1,064,574	1,066,138
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
3.71%	12/25/34	[8]	453,878	457,651
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
3.38%	01/25/37	[8]	173,781	159,872
First Horizon Mortgage Pass-Through Trust, Series 2007-AR3, Class 1A1
3.41%	11/25/37	[8]	424,919	401,513
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
(LIBOR USD 1-Month plus 0.40%)
1.90%	08/19/34	[2]	12,928	12,882
Fremont Home Loan Trust, Series 2005-C, Class M1
(LIBOR USD 1-Month plus 0.72%)
2.27%	07/25/35	[2]	2,008,929	2,017,397
GE Business Loan Trust, Series 2007-1A, Class A
(LIBOR USD 1-Month plus 0.17%)
1.65%	04/16/35	[2,3]	9,565,248	9,303,012
GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A5
4.02%	12/19/33	[8]	3,266,636	3,270,924

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
4.01%	06/25/34	[8]	$6,386	$6,406
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
3.68%	11/19/35	[8]	1,066,093	1,020,824
GMAC Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
3.32%	05/19/36	[8]	1,936,669	1,373,947
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
1.99%	06/25/30	[2]	33,833	29,383
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.24%)
1.79%	08/25/45	[2]	2,034,090	1,856,915
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 1A1A
(LIBOR USD 1-Month plus 0.27%)
1.82%	07/25/35	[2]	8,434,664	8,412,194
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
(LIBOR USD 1-Month plus 0.18%)
1.73%	01/25/47	[2]	30	30
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
(LIBOR USD 1-Month plus 0.16%)
1.71%	02/25/37	[2]	3,621,359	3,539,919
GSAA Home Equity Trust, Series 2005-11, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
1.83%	10/25/35	[2]	8,755,441	8,523,384
GSAA Home Equity Trust, Series 2005-9, Class 2A3
(LIBOR USD 1-Month plus 0.37%)
1.92%	08/25/35	[2]	2,291,301	2,272,859
GSAMP Trust, Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.35%)
1.90%	12/25/35	[2]	25,693,000	23,434,827
GSAMP Trust, Series 2005-HE5, Class M1
(LIBOR USD 1-Month plus 0.42%)
1.97%	11/25/35	[2]	1,426,872	1,430,651
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
3.57%	08/25/34	[8]	5,231	5,470
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
3.51%	08/25/34	[8]	459,320	460,420
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3

See accompanying notes to Schedule of Portfolio Investments.

94 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.59%	10/25/35	[8]	$4,514,308	$3,929,199
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5
3.53%	09/25/35	[8]	269,706	274,593
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
3.53%	05/25/37	[8]	3,342,576	3,085,065
HarborView Mortgage Loan Trust, Series 2004-1, Class 2A
3.32%	04/19/34	[8]	8,682	8,655
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A2A
(LIBOR USD 1-Month plus 0.68%)
2.18%	01/19/35	[2]	499,505	402,110
HarborView Mortgage Loan Trust, Series 2004-5, Class 2A6
3.22%	06/19/34	[8]	5,381	5,428
HarborView Mortgage Loan Trust, Series 2005-4, Class 2A
3.84%	07/19/35	[8]	162,748	155,494
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
1.70%	11/19/36	[2]	91,881,058	81,660,540
HarborView Mortgage Loan Trust, Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
1.71%	09/19/46	[2]	119,328,374	110,216,623
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
2.55%	10/25/37	[2]	12,769,730	12,649,519
Home Equity Mortgage Loan Trust, Series 2005-C, Class AI1
(LIBOR USD 1-Month plus 0.26%)
1.81%	10/25/35	[2]	1,912,313	1,916,520
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4
(LIBOR USD 1-Month plus 1.14%)
2.69%	10/25/34	[2]	822,709	831,497
Impac CMB Trust, Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
2.07%	04/25/35	[2]	6,057,319	5,803,642
Impac CMB Trust, Series 2005-4, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
1.80%	05/25/35	[2]	8,200,703	7,986,545
Impac Secured Assets Corp., Series 2004-3, Class 1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.80%)
2.35%	11/25/34	[2]	$288,025	$287,191
Impac Secured Assets Corp., Series 2007-2, Class 1A1A
(LIBOR USD 1-Month plus 0.11%)
1.66%	05/25/37	[2]	14,255,062	12,192,443
Impac Secured Assets Corp., Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
1.80%	05/25/37	[2]	68,708,943	56,867,085
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
3.19%	08/25/34	[8]	1,552,613	1,534,797
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
(LIBOR USD 1-Month plus 0.80%)
2.35%	08/25/34	[2]	20,882	19,175
IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
2.41%	09/25/34	[2]	82,136	79,983
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
3.33%	03/25/35	[8]	1,139,477	1,153,297
IndyMac Index Mortgage Loan Trust, Series 2005-AR17, Class 3A1
3.39%	09/25/35	[8]	6,040,985	5,614,673
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.33%	10/25/35	[8]	36,249,835	31,757,882
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
3.36%	01/25/36	[8]	1,913,446	1,827,958
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
(LIBOR USD 1-Month plus 0.48%)
2.03%	04/25/35	[2]	812,650	778,901
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
3.56%	08/25/36	[8]	19,838,393	16,500,730
IndyMac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
(LIBOR USD 1-Month plus 0.12%)
1.67%	08/25/36	[2]	234,137	220,727
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A
(LIBOR USD 1-Month plus 0.20%)
1.75%	10/25/36	[2]	33,330,742	31,036,457
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
3.42%	05/25/36	[8]	5,208,958	4,831,047

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 95

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 2A1
3.51%	05/25/36	[8]	$36,392,737	$30,084,864
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 1A2
3.62%	03/25/37	[8]	1,042,371	1,020,291
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
3.06%	06/25/37	[8]	5,013,779	4,322,002
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1
3.66%	11/25/37	[8]	4,379,861	4,323,297
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		157,274	159,126
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
3.56%	05/25/36	[8]	1,068,218	920,288
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
3.54%	05/25/36	[8]	10,520,043	9,100,788
JPMorgan Mortgage Acquisition Trust, Series 2005-WMC1, Class M2 (LIBOR USD 1-Month plus 0.66%)
2.21%	09/25/35	[2]	14,238,915	14,237,249
JPMorgan Mortgage Acquisition Trust, Series 2006-NC2, Class A4 (LIBOR USD 1-Month plus 0.15%)
1.48%	07/25/36	[2]	16,931,380	17,088,288
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A (STEP)
5.83%	07/25/36		27,634,056	14,734,517
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36		5,656,154	3,121,932
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class AV5 (LIBOR USD 1-Month plus 0.24%)
1.79%	11/25/36	[2]	7,710,549	7,711,568
JPMorgan Mortgage Acquisition Trust, Series 2007-CH3, Class A4 (LIBOR USD 1-Month plus 0.21%)
1.76%	03/25/37	[2]	3,208,522	3,207,705
JPMorgan Mortgage Acquisition Trust, Series 2007-CH4, Class A1 (LIBOR USD 1-Month plus 0.15%)
1.70%	05/25/37	[2]	94,346,578	90,379,776
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1 (LIBOR USD 1-Month plus 0.10%)
1.65%	03/25/47	[2]	166,948	110,725

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF2 (STEP)
4.41%	03/25/47		$10,921,403	$8,222,904
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF3 (STEP)
4.41%	05/25/35		8,773,889	6,605,937
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4 (STEP)
4.41%	03/25/47		4,178,042	3,145,615
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4 (LIBOR USD 1-Month plus 0.28%)
1.83%	03/25/47	[2]	240,000	200,321
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
2.99%	11/25/33	[8]	210,214	210,363
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
3.82%	09/25/34	[8]	1,136,931	1,170,990
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
3.66%	08/25/35	[8]	162,404	163,157
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		3,876,577	3,668,993
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3
3.58%	11/25/33	[8]	9,935	10,147
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.50%	05/25/36	[8]	1,741,197	1,650,871
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
3.46%	05/25/36	[8]	1,158,039	1,150,856
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
3.71%	06/25/36	[8]	881,081	844,172
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
3.71%	06/25/36	[8]	2,840,322	2,726,090
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
3.59%	08/25/36	[8]	605,947	591,308
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.63%	07/25/35	[8]	3,159,055	3,260,392
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
3.27%	05/25/37	[8]	4,065,283	3,764,660
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
3.53%	05/25/37	[8]	636,802	632,705

See accompanying notes to Schedule of Portfolio Investments.

96 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1
3.51%	06/25/37	[8]	$5,722,292	$5,629,153
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
3.59%	06/25/37	[8]	886,008	838,712
JPMorgan Resecuritization Trust, Series 2015-1, Class 3A1 (LIBOR USD 1-Month plus 0.19%)
1.52%	12/27/46	[2,3]	19,378,860	18,621,408
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		6,408	6,520
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[8]	1,856,286	1,901,939
Lehman XS Trust, Series 2005-5N, Class 3A1A (LIBOR USD 1-Month plus 0.30%)
1.85%	11/25/35	[2]	15,408,985	14,865,157
Lehman XS Trust, Series 2006-12N, Class A31A (LIBOR USD 1-Month plus 0.20%)
1.75%	08/25/46	[2]	24,619,625	20,945,264
Lehman XS Trust, Series 2006-13, Class 1A2 (LIBOR USD 1-Month plus 0.17%)
1.72%	09/25/36	[2]	13,623,814	14,464,175
Lehman XS Trust, Series 2006-14N, Class 3A2 (LIBOR USD 1-Month plus 0.12%)
1.67%	08/25/36	[2]	107,651	100,441
Lehman XS Trust, Series 2006-9, Class A1B (LIBOR USD 1-Month plus 0.16%)
1.71%	05/25/46	[2]	17,734,351	17,229,445
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1 (LIBOR USD 1-Month plus 0.90%)
2.45%	10/25/34	[2]	58,752	58,656
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.54%	01/25/34	[8]	52,970	51,867
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
3.20%	11/25/33	[8]	1,452,083	1,526,426
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
3.47%	11/21/34	[8]	7,697,749	7,932,097
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
3.72%	10/25/34	[8]	829,894	828,200

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.63%	06/25/34	[8]	$257	$229
MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 2A1
3.56%	09/25/34	[8]	4,600,629	4,664,388
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 5A1
3.62%	05/25/36	[8]	9,197,806	7,530,189
MASTR Alternative Loan Trust, Series 2004-6, Class 3A1
4.75%	07/25/19		498,799	502,666
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19		225,681	227,750
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3 (LIBOR USD 1-Month plus 0.15%)
1.70%	11/25/36	[2]	16,660,850	7,574,176
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4 (LIBOR USD 1-Month plus 0.21%)
1.76%	11/25/36	[2]	4,628,014	2,123,640
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3 (LIBOR USD 1-Month plus 0.21%)
1.76%	05/25/37	[2]	46,083,826	43,860,433
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.57%	10/25/32	[8]	23,450	23,775
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1 (LIBOR USD 1-Month plus 0.70%)
2.18%	11/15/31	[2]	1,973,917	1,978,498
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-5, Class 1A (LIBOR USD 1-Month plus 0.15%)
1.70%	04/25/36	[2]	36,015,167	35,590,360
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C (LIBOR USD 1-Month plus 0.16%)
1.71%	10/25/36	[2]	17,565,974	13,468,142
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B (LIBOR USD 1-Month plus 0.11%)
1.66%	12/25/37	[2]	12,663,427	9,380,996
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2C (LIBOR USD 1-Month plus 0.16%)
1.71%	12/25/37	[2]	34,825,562	25,997,432
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 97

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.21%)
1.76%	12/25/37	[2]	$25,240,434	$18,986,213
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FFS, Class IIA4
(LIBOR USD 1-Month plus 0.23%)
1.78%	07/25/36	[2]	31,440,000	26,748,240
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B
(LIBOR USD 1-Month plus 0.17%)
1.72%	04/25/37	[2]	16,157,429	9,961,826
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
1.80%	04/25/37	[2]	67,682,846	42,248,702
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
1.79%	05/25/37	[2]	41,285,743	29,217,417
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.32%)
1.87%	05/25/37	[2]	20,388,693	14,601,927
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
1.73%	06/25/37	[2]	17,621,836	13,659,013
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
1.80%	06/25/37	[2]	23,535,808	18,781,318
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.12%)
1.67%	07/25/37	[2]	37,026,329	26,571,986
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.16%)
1.71%	07/25/37	[2]	27,141,219	19,602,225
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
1.47%	01/25/38	[2]	97,280,013	73,006,315
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
1.43%	03/25/37	[2]	33,997,325	22,698,834
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.48%	03/25/37	[2]	17,574,967	11,826,276

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
1.55%	03/25/37	[2]	$32,724,122	$22,260,240
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
3.78%	10/25/33	[8]	619,745	639,202
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
3.27%	08/25/34	[8]	2,735,376	2,794,668
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.21%)
1.76%	02/25/36	[2]	16,710	16,108
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B (STEP)
5.61%	03/25/37		33,949,814	10,698,262
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D (STEP)
5.90%	03/25/37		26,571,351	8,373,576
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.40%)
4.01%	08/25/36	[2]	7,204,385	7,065,153
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		289,475	301,549
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		388,393	422,362
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		18,697,009	20,345,109
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	13,028,542	14,745,658
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
1.85%	12/25/35	[2]	9,349,634	9,379,379
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
1.87%	01/25/35	[2]	213,299	199,171
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 2A2
5.50%	04/25/34		184,351	185,155
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.01%	09/25/34	[8]	1,462,600	1,480,107
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
1.81%	04/25/35	[2]	5,292,010	5,035,760

See accompanying notes to Schedule of Portfolio Investments.

98 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[8]	$877,706	$425,650
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP)
5.50%	02/25/47		278,228	281,028
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
(LIBOR USD 1-Month plus 0.12%)
1.67%	04/25/37	[2]	6,167,766	3,223,683
Morgan Stanley Resecuritization Trust, Series 2013-R9, Class 3A
3.17%	06/26/46	[3,8]	5,498,877	5,506,643
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1A
(Federal Reserve US 12-Month Cumualtive Average plus 0.82%)
1.80%	12/26/46	[2,3]	18,768,422	18,280,361
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 4A
(Federal Reserve US 12-Month Cumualtive Average plus 0.98%)
1.98%	07/26/46	[2,3]	7,662,060	7,625,118
Morgan Stanley Resecuritization Trust, Series 2014-R4, Class 2A
3.54%	08/26/34	[3,8]	4,262,532	4,342,211
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A
(Federal Reserve US 12-Month Cumualtive Average plus 0.75%)
1.75%	06/26/47	[2,3]	36,403,288	35,333,417
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 4A
(Federal Reserve US 12-Month Cumualtive Average plus 0.96%)
1.96%	06/26/47	[2,3]	14,958,032	14,855,806
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 2A
(LIBOR USD 1-Month plus 0.40%)
1.73%	08/26/47	[2,3]	20,055,422	19,924,454
MortgageIT Trust, Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
2.19%	02/25/35	[2]	10,509,954	10,491,703
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
1.83%	10/25/35	[2]	12,429,587	12,230,298
MortgageIT Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.26%)
1.81%	12/25/35	[2]	1,819,619	1,812,488
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.28%)
1.83%	09/25/36	[2]	$18,294,147	$17,993,508
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
1.80%	06/25/37	[2]	8,265,000	7,691,135
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(LIBOR USD 1-Month plus 1.08%)
2.63%	01/25/34	[2]	31,075	31,140
New Century Home Equity Loan Trust, Series 2005-4, Class M1
(LIBOR USD 1-Month plus 0.48%)
2.03%	09/25/35	[2]	4,890,569	4,904,533
New Century Home Equity Loan Trust, Series 2005-B, Class A1
(LIBOR USD 1-Month plus 0.25%)
1.80%	10/25/35	[2]	13,681,538	13,712,385
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
1.83%	03/25/36	[2]	5,426,846	5,428,997
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.27%)
1.82%	03/25/36	[2]	24,732,000	23,366,178
Nomura Home Equity Loan, Inc., Series 2006-WF1, Class A4
(LIBOR USD 1-Month plus 0.24%)
1.79%	03/25/36	[2]	6,743,396	6,750,123
Nomura Resecuritization Trust, Series 2014-6R, Class 2A1
(LIBOR USD 1-Month plus 0.16%)
0.73%	03/26/37	[2,3]	12,831,652	12,379,280
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A1
3.16%	12/26/36	[3,8]	6,703,195	6,752,430
Nomura Resecuritization Trust, Series 2011-4RA, Class 2A1
3.11%	06/26/37	[3,8]	4,730,991	4,798,118
Nomura Resecuritization Trust, Series 2013-1R, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
1.63%	11/26/36	[2,3]	7,753,385	7,684,155
Nomura Resecuritization Trust, Series 2014-4R, Class 1A1
3.20%	01/26/36	[3,8]	8,302,163	8,314,894
Nomura Resecuritization Trust, Series 2014-4R, Class 3A1
(LIBOR USD 1-Month plus 0.15%)
1.48%	09/26/36	[2,3]	5,965,562	5,873,836

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 99

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nomura Resecuritization Trust, Series 2014-7R, Class 4A1
(LIBOR USD 1-Month plus 0.13%)
1.46%	01/26/37	[2,3]	$22,406,021	$22,020,331
Nomura Resecuritization Trust, Series 2015-4R, Class 1A1
(LIBOR USD 1-Month plus 0.19%)
1.52%	03/26/47	[2,3]	8,868,639	8,845,643
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[8]	22,517,543	14,314,303
Option One Mortgage Loan Trust, Series 2005-5, Class A3
(LIBOR USD 1-Month plus 0.21%)
1.76%	12/25/35	[2]	5,133	5,144
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
1.77%	01/25/36	[2]	28,831,477	29,006,973
Ownit Mortgage Loan Asset-Backed Certificates, Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.24%)
1.79%	05/25/37	[2]	25,963,965	21,528,809
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP)
3.96%	01/25/36		22,910,000	20,657,269
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3
(LIBOR USD 1-Month plus 0.26%)
1.81%	11/25/36	[2]	85,000	83,211
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
1.86%	06/25/47	[2]	23,015,500	18,446,155
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
3.29%	08/25/33	[8]	712,034	718,421
Residential Accredit Loans Trust, Series 2003-QS3, Class A4
5.50%	02/25/18		2,116	2,117
Residential Accredit Loans Trust, Series 2005-QA10, Class A31
4.29%	09/25/35	[8]	630,506	557,290
Residential Accredit Loans Trust, Series 2005-QA12, Class CB1
4.23%	12/25/35	[8]	5,296,520	3,812,965
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
3.86%	04/25/35	[8]	3,169,652	3,098,483
Residential Accredit Loans Trust, Series 2005-QA7, Class A1
3.85%	07/25/35	[8]	5,106,549	4,223,876

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust, Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumualtive Average plus 1.00%)
2.06%	01/25/46	[2]	$8,397,143	$7,444,866
Residential Accredit Loans Trust, Series 2006-QA1, Class A11
3.96%	01/25/36	[8]	201,880	171,563
Residential Accredit Loans Trust, Series 2006-QA1, Class A21
4.39%	01/25/36	[8]	20,887,143	18,483,530
Residential Accredit Loans Trust, Series 2006-QA7, Class 2A1
(LIBOR USD 1-Month plus 0.19%)
1.74%	08/25/36	[2]	36,078,249	33,179,037
Residential Accredit Loans Trust, Series 2006-QS10, Class AV (IO)
0.58%	08/25/36	[4,5,8]	36,622,080	859,692
Residential Accredit Loans Trust, Series 2006-QS12, Class 2A9
(LIBOR USD 1-Month plus 0.38%)
1.93%	09/25/36	[2]	329,096	261,095
Residential Accredit Loans Trust, Series 2006-QS2, Class 1AV (IO)
0.49%	02/25/36	[4,5,8]	124,481,107	2,128,366
Residential Accredit Loans Trust, Series 2006-QS7, Class AV (IO)
0.67%	06/25/36	[4,5,8]	63,561,210	1,590,193
Residential Accredit Loans Trust, Series 2006-QS8, Class AV (IO)
0.78%	08/25/36	[4,5,8]	150,921,173	4,655,330
Residential Accredit Loans Trust, Series 2007-QS10, Class AV (IO)
0.46%	09/25/37	[4,5,8]	98,220,965	1,732,490
Residential Accredit Loans Trust, Series 2007-QS4, Class 3AV (IO)
0.38%	03/25/37	[4,5,8]	62,910,298	947,731
Residential Accredit Loans Trust, Series 2007-QS5, Class AV (IO)
0.26%	03/25/37	[4,5,8]	75,357,444	690,613
Residential Accredit Loans Trust, Series 2007-QS6, Class AV (IO)
0.33%	04/25/37	[4,5,8]	160,082,794	1,943,341
Residential Accredit Loans Trust, Series 2007-QS7, Class 2AV (IO)
0.36%	06/25/37	[4,5,8]	49,867,479	715,833
Residential Accredit Loans Trust, Series 2007-QS8, Class AV (IO)
0.40%	06/25/37	[4,5,8]	131,636,559	2,120,718
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A2
6.50%	12/25/31		29,636	29,621

See accompanying notes to Schedule of Portfolio Investments.

100 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class AI6
4.55%	12/25/34		$168	$169
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		41,220	43,664
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A4
8.50%	12/25/31		34,976	26,650
Residential Asset Mortgage Products Trust, Series 2005-RS8, Class A3
(LIBOR USD 1-Month plus 0.37%)
1.92%	09/25/35	[2]	20,614,190	20,728,006
Residential Asset Securities Trust, Series 2004-IP2, Class 1A1
3.58%	12/25/34	[8]	303,243	309,935
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.54%	12/25/34	[8]	28,078	28,270
Residential Asset Securities Trust, Series 2004-IP2, Class 3A1
3.58%	12/25/34	[8]	653,833	659,778
Residential Asset Securities Trust, Series 2006-A7CB, Class 1A3
6.25%	07/25/36		3,043,173	3,032,913
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 1A
3.61%	11/25/35	[8]	7,829,130	6,527,314
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 3A1
4.38%	09/25/36	[8]	1,108,619	1,059,899
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 4A1
4.93%	09/25/36	[8]	465,202	387,189
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1
4.69%	11/25/36	[8]	140,426	134,826
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 2A2
4.04%	04/25/37	[8]	2,698,007	2,599,369
Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP)
4.89%	06/25/16		9,527	9,541
Saxon Asset Securities Trust, Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.18%	10/25/35	[2]	2,523,227	2,532,505
Saxon Asset Securities Trust, Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.70%	01/25/47	[2]	9,426,295	9,308,859

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
(LIBOR USD 1-Month plus 0.40%)
1.95%	09/25/47	[2]	$32,174,000	$30,181,879
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2A
(LIBOR USD 1-Month plus 0.11%)
1.66%	02/25/37	[2]	7,128,947	3,896,184
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2B
(LIBOR USD 1-Month plus 0.27%)
1.82%	02/25/37	[2]	35,290,516	19,896,764
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
1.78%	02/25/37	[2]	57,269,959	35,875,423
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
(LIBOR USD 1-Month plus 0.13%)
1.68%	05/25/37	[2]	21,687,010	16,893,051
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2C
(LIBOR USD 1-Month plus 0.35%)
1.90%	05/25/37	[2]	16,356,156	13,131,420
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
1.70%	12/25/36	[2]	38,806,510	23,927,861
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC2, Class A2B
(LIBOR USD 1-Month plus 0.14%)
1.69%	01/25/37	[2]	21,693,298	15,977,567
Sequoia Mortgage Trust, Series 2003-2, Class A1
(LIBOR USD 1-Month plus 0.66%)
2.16%	06/20/33	[2]	1,255	1,224
Sequoia Mortgage Trust, Series 2003-8, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.14%	01/20/34	[2]	2,498	2,452
Sequoia Mortgage Trust, Series 2004-3, Class A
(LIBOR USD 6-Month plus 0.50%)
2.05%	05/20/34	[2]	692,267	669,820
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
1.79%	12/25/36	[2,3]	17,745,004	11,273,992
Soundview Home Loan Trust, Series 2005-OPT1, Class M2

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 101

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.68%)
2.23%	06/25/35	[2]	$33,917,157	$33,959,628
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
3.58%	02/25/34	[8]	25,663	25,869
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
3.42%	09/25/34	[8]	12,030,170	11,933,927
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
3.42%	10/25/34	[8]	280,303	287,936
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A
3.40%	10/25/34	[8]	12,430,257	12,680,058
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
3.43%	10/25/34	[8]	3,704,731	3,698,823
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1
3.58%	11/25/34	[8]	8,759,858	8,879,490
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
2.14%	11/25/34	[8]	56,809	52,095
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
3.41%	01/25/35	[8]	1,019,294	1,003,139
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
3.46%	06/25/35	[8]	3,145,670	2,963,572
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3
3.45%	09/25/35	[8]	23,769,394	20,828,100
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
1.71%	01/25/37	[2]	43,115,559	38,030,053
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
3.75%	10/25/47	[8]	1,074,192	972,767
Structured Asset Investment Loan Trust, Series 2006-1, Class A3
(LIBOR USD 1-Month plus 0.20%)
1.75%	01/25/36	[2]	1,856,930	1,861,232
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2004-23XS, Class 2A1
(LIBOR USD 1-Month plus 0.30%)
1.85%	01/25/35	[2]	2,398,949	2,351,262
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF2, Class A4
(LIBOR USD 1-Month plus 0.31%)
1.86%	07/25/36	[2]	19,949,762	19,752,865

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.69%	09/25/36	[2]	$9,819,132	$9,794,612
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30		1,649	1,688
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
3.39%	09/25/33	[8]	252,692	255,002
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
3.51%	11/25/33	[8]	2,046,982	2,088,383
Structured Asset Securities Corp., Series 2005-17, Class 4A4
5.50%	10/25/35		4,058,680	4,209,809
Structured Asset Securities Corp., Series 2005-5, Class 2A4
5.50%	04/25/35		3,168,637	3,043,671
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
3.70%	06/25/37	[8]	5,441,436	5,178,244
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
3.16%	12/25/44	[8]	169,051	166,147
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A3
(LIBOR USD 1-Month plus 0.23%)
1.78%	01/25/37	[2]	21,779,966	14,825,662
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
1.66%	01/25/37	[2]	4,737,560	3,066,061
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3
(LIBOR USD 1-Month plus 0.15%)
1.70%	01/25/37	[2]	43,733,001	28,447,008
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
1.78%	01/25/37	[2]	14,680,430	9,651,343
WaMu Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1
3.21%	11/25/30	[8]	377,663	381,929
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
3.23%	06/25/33	[8]	5,535,794	5,592,622
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
3.18%	06/25/34	[8]	61,093	62,397
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A

See accompanying notes to Schedule of Portfolio Investments.

102 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.42%)
1.97%	05/25/44	[2]	$2,053,067	$2,036,930
WaMu Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
(LIBOR USD 1-Month plus 0.55%)
2.10%	05/25/35	[2]	4,215,748	3,121,356
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
2.05%	06/25/35	[2]	7,457,082	6,438,568
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.19%	01/25/45	[2]	1,063,539	1,058,330
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.32%)
1.87%	08/25/45	[2]	54,549,748	55,302,289
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
3.21%	10/25/35	[8]	1,919,518	1,934,650
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
1.84%	10/25/45	[2]	8,375,370	8,228,406
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
3.38%	12/25/35	[8]	6,346,860	5,896,434
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
(LIBOR USD 1-Month plus 0.26%)
1.81%	11/25/45	[2]	39,361,403	39,198,730
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1
(LIBOR USD 1-Month plus 0.27%)
1.82%	12/25/45	[2]	18,402,111	18,392,069
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
(LIBOR USD 1-Month plus 0.29%)
1.84%	12/25/45	[2]	23,259,651	22,836,125
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 1A1A
(LIBOR USD 1-Month plus 0.33%)
1.88%	01/25/45	[2]	18,776,530	18,694,914
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.31%)
1.86%	01/25/45	[2]	1,783,307	1,764,677
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A23

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.38%)
1.93%	01/25/45	[2]	$6,332,512	$6,271,457
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
2.01%	04/25/45	[2]	235,926	232,529
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A
(Federal Reserve US 12-Month Cumualtive Average plus 1.07%)
2.13%	01/25/46	[2]	45,417,216	45,859,139
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A4
3.24%	09/25/36	[8]	18,787,770	18,323,642
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1
2.99%	12/25/36	[8]	972,333	949,817
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumualtive Average plus 1.00%)
2.06%	02/25/46	[2]	1,172,075	1,152,021
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumualtive Average plus 0.94%)
1.94%	05/25/46	[2]	8,003,849	7,873,292
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumualtive Average plus 0.98%)
2.04%	07/25/46	[2]	16,159,772	15,693,508
WaMu Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		353,796	341,258
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2
3.38%	07/25/37	[8]	379,866	355,424
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumualtive Average plus 0.70%)
1.76%	02/25/47	[2]	18,860,625	17,128,596
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		279,627	274,476
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1
3.72%	12/25/33	[8]	1,137,991	1,150,786
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-L, Class A8
3.48%	07/25/34	[8]	297,120	300,939

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 103

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1
3.51%	09/25/34	[8]	$2,430,803	$2,490,322
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
3.47%	06/25/35	[8]	1,159,367	1,181,719
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4
6.00%	08/25/36		2,552,083	2,578,094
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 2A3
5.50%	03/25/36		290,615	294,169
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1
3.27%	03/25/36	[8]	4,446,960	4,262,995
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1
3.39%	07/25/36	[8]	237,416	240,050
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
3.39%	07/25/36	[8]	80,518	81,411
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A3
3.39%	07/25/36	[8]	172,200	174,110
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6
3.39%	07/25/36	[8]	1,006,593	1,017,760
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 1A3
3.49%	04/25/36	[8]	7,719	7,674

				5,146,041,271

U.S. Agency Commercial
Mortgage-Backed — 1.71%
Fannie Mae-Aces, Series 2011-M5, Class X
1.13%	07/25/21	[8]	145,747,805	4,912,452
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		1,087,430	1,085,742
Fannie Mae-Aces, Series 2014-M12, Class FA
(LIBOR USD 1-Month plus 0.30%)
1.54%	10/25/21	[2]	25,001,818	25,038,945
Fannie Mae-Aces, Series 2014-M8, Class A1
2.35%	06/25/24		5,923,032	5,902,552
Fannie Mae-Aces, Series 2014-M8, Class FA
(LIBOR USD 1-Month plus 0.25%)
1.49%	05/25/18	[2]	8,901,649	8,894,841

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2015-M10, Class A2
3.09%	04/25/27	[8]	$122,515,000	$124,012,195
Fannie Mae-Aces, Series 2015-M10, Class FA
(LIBOR USD 1-Month plus 0.25%)
1.49%	03/25/19	[2]	26,849,627	26,849,321
Fannie Mae-Aces, Series 2015-M2, Class A3
3.05%	12/25/24	[8]	28,305	29,001
Fannie Mae-Aces, Series 2015-M8, Class FA
(LIBOR USD 1-Month plus 0.17%)
1.41%	11/25/18	[2]	56,654,199	56,679,082
Fannie Mae-Aces, Series 2016-M13, Class FA
(LIBOR USD 1-Month plus 0.67%)
1.91%	11/25/23	[2]	68,612,986	68,673,599
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
1.73%	08/25/24	[2]	158,750,719	159,173,679
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K040, Class A2
3.24%	09/25/24		2,840,000	2,951,622
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K053, Class A2
3.00%	12/25/25		205,000,000	208,121,586
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K151, Class A3
3.51%	04/25/30		3,705,000	3,887,893
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K152, Class A2
3.08%	01/25/31		120,000,000	120,782,712
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A3
(LIBOR USD 1-Month plus 0.63%)
2.00%	07/25/20	[2]	1,268,503	1,271,312
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
1.75%	05/25/22	[2]	71,150,373	70,553,863
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG1

See accompanying notes to Schedule of Portfolio Investments.

104 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.22%)
1.46%	07/25/20	[2]	$96,600,000	$96,627,719
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
3.16%	05/25/25	[8]	46,605,000	47,671,495
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class A2
2.74%	09/25/25		65,000,000	64,468,056
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		31,672,541	31,981,632
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A2
4.28%	01/25/20		70,890,000	73,273,386
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSW1, Class A
(LIBOR USD 1-Month plus 0.58%)
1.95%	02/25/26	[2]	12,787,368	12,833,097
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KW02, Class A1
2.90%	04/25/26		111,174,326	112,086,555
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KX01, Class A
2.36%	02/25/23		52,148,684	51,339,295
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
1.93%	03/09/21	[2]	1,978,178	1,974,120

				1,381,075,752

U.S. Agency Mortgage-Backed — 28.85%
Fannie Mae Pool (TBA)
3.00%	01/25/27		592,705,000	603,748,772
3.00%	01/25/43		518,530,000	518,611,020
3.50%	01/25/44		2,317,955,000	2,380,069,055
4.50%	01/01/40		12,465,000	13,263,538
Fannie Mae Pool 190375
5.50%	11/01/36		1,135,340	1,256,566
Fannie Mae Pool 190396
4.50%	06/01/39		16,371	17,474
Fannie Mae Pool 254232
6.50%	03/01/22		17,903	19,852
Fannie Mae Pool 313182
7.50%	10/01/26		2,054	2,211
Fannie Mae Pool 394854

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
6.50%	05/01/27	$1,378	$1,529
Fannie Mae Pool 464367
4.54%	01/01/20	4,858,502	5,064,120
Fannie Mae Pool 466766
3.88%	12/01/20	17,540,190	18,310,911
Fannie Mae Pool 467243
4.55%	01/01/21	2,491,465	2,629,017
Fannie Mae Pool 468128
4.33%	07/01/21	1,932,579	2,056,653
Fannie Mae Pool 468551
3.98%	07/01/21	10,252,500	10,765,513
Fannie Mae Pool 468587
3.84%	08/01/21	675,399	705,160
Fannie Mae Pool 468764
4.16%	07/01/21	28,200,000	29,849,525
Fannie Mae Pool 545191
7.00%	09/01/31	4,356	4,746
Fannie Mae Pool 545756
7.00%	06/01/32	1,084	1,257
Fannie Mae Pool 606108
7.00%	03/01/31	3,917	4,037
Fannie Mae Pool 613142
7.00%	11/01/31	10,108	11,727
Fannie Mae Pool 625666
7.00%	01/01/32	9,864	10,847
Fannie Mae Pool 633698
7.50%	02/01/31	49,220	55,626
Fannie Mae Pool 655928
7.00%	08/01/32	161,360	187,225
Fannie Mae Pool 725257
5.50%	02/01/34	1,250,919	1,386,950
Fannie Mae Pool 734830
4.50%	08/01/33	18,312	19,569
Fannie Mae Pool 734922
4.50%	09/01/33	2,622,069	2,829,401
Fannie Mae Pool 735207
7.00%	04/01/34	26,575	29,595
Fannie Mae Pool 735224
5.50%	02/01/35	5,179,726	5,750,919
Fannie Mae Pool 735646
4.50%	07/01/20	596,261	607,100
Fannie Mae Pool 735651
4.50%	06/01/35	5,817,555	6,237,581
Fannie Mae Pool 735686
6.50%	12/01/22	15,648	17,348
Fannie Mae Pool 740297
5.50%	10/01/33	2,428	2,694
Fannie Mae Pool 745147

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 105

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
4.50%	12/01/35		$38,119	$40,749
Fannie Mae Pool 745592
5.00%	01/01/21		2,073	2,111
Fannie Mae Pool 753168
4.50%	12/01/33		9,205	9,829
Fannie Mae Pool 815422
4.50%	02/01/35		56,693	60,552
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.56%)
3.06%	11/01/35	[2]	360,453	382,656
Fannie Mae Pool 839109
(LIBOR USD 12-Month plus 1.91%)
3.66%	11/01/35	[2]	7,865	8,218
Fannie Mae Pool 841031
(LIBOR USD 12-Month plus 1.84%)
3.59%	11/01/35	[2]	2,797	2,936
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
3.39%	12/01/35	[2]	5,458	5,696
Fannie Mae Pool 888412
7.00%	04/01/37		338,275	370,346
Fannie Mae Pool 889125
5.00%	12/01/21		1,841,031	1,880,916
Fannie Mae Pool 889184
5.50%	09/01/36		4,871,273	5,406,702
Fannie Mae Pool 918445
(LIBOR USD 12-Month plus 1.65%)
3.47%	05/01/37	[2]	17,890	18,739
Fannie Mae Pool 933033
6.50%	10/01/37		710,945	770,921
Fannie Mae Pool AB1613
4.00%	10/01/40		43,309,768	46,008,418
Fannie Mae Pool AB1803
4.00%	11/01/40		49,444,561	52,659,664
Fannie Mae Pool AB2127
3.50%	01/01/26		25,624,641	26,547,528
Fannie Mae Pool AB3679
3.50%	10/01/41		16,687,817	17,257,865
Fannie Mae Pool AB3864
3.50%	11/01/41		13,907,560	14,406,575
Fannie Mae Pool AB4045
3.50%	12/01/41		15,100,777	15,664,368
Fannie Mae Pool AB4262
3.50%	01/01/32		10,621,389	11,037,155
Fannie Mae Pool AB9703
3.50%	06/01/43		38,450,905	39,642,623
Fannie Mae Pool AC8279
4.50%	08/01/39		25,047	26,783

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AD0849
4.25%	02/01/20	$21,598,705	$22,425,719
Fannie Mae Pool AD0850
4.31%	02/01/20	34,982,351	36,194,403
Fannie Mae Pool AD0895
4.50%	07/01/19	23,259,060	23,971,120
Fannie Mae Pool AE0482
5.50%	01/01/38	12,026,345	13,326,617
Fannie Mae Pool AE0600
3.85%	11/01/20	21,737,960	22,582,163
Fannie Mae Pool AE0605
4.65%	07/01/20	14,677,868	15,225,148
Fannie Mae Pool AE0918
3.67%	10/01/20	4,186,481	4,321,848
Fannie Mae Pool AH3780
4.00%	02/01/41	19,740,789	21,027,475
Fannie Mae Pool AJ1404
4.00%	09/01/41	29,444,398	31,187,366
Fannie Mae Pool AL0209
4.50%	05/01/41	29,946,720	32,572,513
Fannie Mae Pool AL0290
4.45%	04/01/21	27,495,947	29,077,523
Fannie Mae Pool AL0600
4.30%	07/01/21	4,426,502	4,690,622
Fannie Mae Pool AL0834
4.07%	10/01/21	27,124,503	28,559,903
Fannie Mae Pool AL0851
6.00%	10/01/40	20,812,496	23,452,421
Fannie Mae Pool AL1445
4.36%	11/01/21	71,588,563	75,204,212
Fannie Mae Pool AL2669
4.46%	09/01/21	23,300,402	24,334,181
Fannie Mae Pool AL4597
4.00%	01/01/44	74,392,278	79,232,745
Fannie Mae Pool AL6162
3.30%	02/01/23	20,353,855	20,875,928
Fannie Mae Pool AL6466
2.90%	11/01/26	98,189,250	99,452,449
Fannie Mae Pool AL6829
2.96%	05/01/27	2,786,071	2,808,584
Fannie Mae Pool AL8037
4.50%	07/01/34	339,660	362,765
Fannie Mae Pool AL8356
4.50%	07/01/34	953,779	1,018,372
Fannie Mae Pool AL8960
4.50%	05/01/46	84,231,054	89,725,384
Fannie Mae Pool AL9106
4.50%	02/01/46	108,642,703	116,028,896

See accompanying notes to Schedule of Portfolio Investments.

106 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL9472
4.00%	10/01/43		$14,105,084	$14,852,407
Fannie Mae Pool AL9722
4.50%	08/01/46		679,077,102	723,522,637
Fannie Mae Pool AL9846
4.50%	02/01/47		497,188,673	529,938,401
Fannie Mae Pool AM0414
2.87%	09/01/27		39,760,000	39,763,852
Fannie Mae Pool AM4108
3.85%	08/01/25		4,675	4,993
Fannie Mae Pool AM4109
3.85%	08/01/25		4,675	5,030
Fannie Mae Pool AM4236
3.94%	08/01/25		9,395	10,127
Fannie Mae Pool AM4687
3.70%	12/01/25		5,246,946	5,564,600
Fannie Mae Pool AM4869
4.07%	12/01/25		1,864,221	2,014,169
Fannie Mae Pool AM5327
3.71%	03/01/26		2,883,271	3,070,303
Fannie Mae Pool AM6057
3.44%	08/01/26		6,750,000	7,026,765
Fannie Mae Pool AM6155
3.23%	07/01/26		2,931,655	3,031,103
Fannie Mae Pool AM6261
(LIBOR USD 1-Month plus 0.22%)
1.59%	07/01/19	[2]	9,500,000	9,504,385
Fannie Mae Pool AM6667
3.39%	09/01/26		3,461,000	3,601,993
Fannie Mae Pool AM7016
3.47%	10/01/29		5,052,194	5,251,768
Fannie Mae Pool AM8036
2.66%	03/01/27		1,965,000	1,940,283
Fannie Mae Pool AM8709
2.82%	04/01/27		6,427,944	6,431,232
Fannie Mae Pool AM8765
2.83%	06/01/27		4,000,000	3,998,371
Fannie Mae Pool AM8958
2.97%	06/01/30		5,500,000	5,458,128
Fannie Mae Pool AM8969
3.27%	07/01/30		12,691,000	12,973,484
Fannie Mae Pool AM9004
2.80%	06/01/25		100,000,000	101,122,673
Fannie Mae Pool AM9440
3.05%	07/01/27		47,705,000	48,474,045
Fannie Mae Pool AM9602
3.57%	08/01/27		1,770,084	1,858,819
Fannie Mae Pool AM9623

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
3.34%	07/01/30	$1,420,000	$1,461,308
Fannie Mae Pool AM9749
3.48%	11/01/30	5,508,867	5,734,123
Fannie Mae Pool AM9954
3.22%	11/01/27	3,242,725	3,336,123
Fannie Mae Pool AN0153
3.36%	11/01/30	10,779,653	11,111,521
Fannie Mae Pool AN0154
3.36%	11/01/30	15,283,480	15,754,006
Fannie Mae Pool AN0648
3.28%	01/01/28	14,176,375	14,653,268
Fannie Mae Pool AN0768
3.19%	01/01/26	12,886,014	13,313,139
Fannie Mae Pool AN0854
3.28%	02/01/28	8,815,000	9,109,852
Fannie Mae Pool AN0959
2.92%	05/01/31	35,459,000	35,281,094
Fannie Mae Pool AN1210
2.85%	05/01/31	5,977,500	5,909,480
Fannie Mae Pool AN1427
2.96%	04/01/28	4,190,062	4,226,826
Fannie Mae Pool AN1468
2.97%	05/01/31	26,320,000	25,879,717
Fannie Mae Pool AN1482
3.03%	05/01/31	5,488,305	5,487,866
Fannie Mae Pool AN1682
3.13%	05/01/31	22,043,397	22,110,265
Fannie Mae Pool AN1686
2.32%	07/01/26	30,983,041	30,062,824
Fannie Mae Pool AN1688
2.32%	07/01/26	26,306,355	25,525,040
Fannie Mae Pool AN1835
2.54%	07/01/28	16,550,000	16,049,651
Fannie Mae Pool AN1954
2.26%	07/01/26	28,865,091	27,875,743
Fannie Mae Pool AN2118
2.32%	08/01/26	14,627,452	14,189,595
Fannie Mae Pool AN2228
2.52%	08/01/26	15,985,000	15,633,124
Fannie Mae Pool AN2248
2.48%	08/01/26	51,160,000	49,582,989
Fannie Mae Pool AN2270
2.51%	08/01/26	2,664,984	2,612,297
Fannie Mae Pool AN2271
2.33%	08/01/26	2,152,000	2,071,045
Fannie Mae Pool AN2309
2.21%	07/01/26	45,854,302	44,134,902
Fannie Mae Pool AN2338

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 107

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
2.36%	09/01/26		$41,812,385	$40,638,431
Fannie Mae Pool AN2367
2.46%	08/01/26		12,502,000	12,201,840
Fannie Mae Pool AN2371
2.18%	09/01/26		36,608,088	35,025,481
Fannie Mae Pool AN2840
2.49%	09/01/28		21,955,000	21,105,593
Fannie Mae Pool AN3097
2.54%	11/01/28		35,120,000	34,012,452
Fannie Mae Pool AN3574
2.34%	11/01/26		28,210,000	27,138,748
Fannie Mae Pool AN3597
(LIBOR USD 1-Month plus 0.64%)
2.01%	11/01/26	[2]	23,520,000	23,536,804
Fannie Mae Pool AN3631
2.99%	02/01/29		37,752,000	37,844,745
Fannie Mae Pool AN4429
3.22%	01/01/27		23,130,000	23,732,974
Fannie Mae Pool AN4431
3.22%	01/01/27		49,395,000	50,682,673
Fannie Mae Pool AN4435
3.22%	01/01/27		29,420,000	30,186,947
Fannie Mae Pool AN5718
3.24%	06/01/29		3,805,000	3,902,566
Fannie Mae Pool AN5719
3.24%	06/01/29		3,405,000	3,492,309
Fannie Mae Pool AN6368
3.09%	09/01/29		22,423,000	22,693,009
Fannie Mae Pool AN6707
2.49%	09/01/24		291,361,450	289,054,450
Fannie Mae Pool AS8663
4.50%	01/01/47		65,260,470	69,510,049
Fannie Mae Pool AS9830
4.00%	06/01/47		236,455,205	247,603,103
Fannie Mae Pool AS9972
4.00%	07/01/47		204,351,204	213,985,423
Fannie Mae Pool AU3739
3.50%	08/01/43		51,481,992	53,374,380
Fannie Mae Pool BC1158
3.50%	02/01/46		354,637,034	364,431,111
Fannie Mae Pool FN0000
3.59%	09/01/20		8,722,671	8,984,116
Fannie Mae Pool FN0001
3.76%	12/01/20		41,887,252	43,333,343
Fannie Mae Pool FN0003
4.28%	01/01/21		6,289,542	6,617,431
Fannie Mae Pool FN0005
3.37%	11/01/20		36,029,160	36,921,142

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FN0007
3.46%	11/01/20		$100,000	$102,810
Fannie Mae Pool FN0010
3.84%	09/01/20		281,943	292,240
Fannie Mae Pool MA1177
3.50%	09/01/42		88,206,760	90,611,770
Fannie Mae Pool MA1404
3.50%	04/01/43		6,743	6,952
Fannie Mae Pool MA1527
3.00%	08/01/33		82,176,554	83,657,917
Fannie Mae Pool MA1561
3.00%	09/01/33		51,075,914	51,997,186
Fannie Mae Pool MA1582
3.50%	09/01/43		25,861,822	26,566,960
Fannie Mae Pool MA1584
3.50%	09/01/33		84,040,312	87,304,322
Fannie Mae Pool MA1608
3.50%	10/01/33		58,492,155	60,763,909
Fannie Mae Pool MA2915
3.00%	02/01/27		2,793,397	2,850,962
Fannie Mae Pool MA2960
4.00%	04/01/47		140,397,863	147,011,919
Fannie Mae Pool MA3027
4.00%	06/01/47		242,530,419	253,955,875
Fannie Mae Pool MA3029
3.00%	06/01/32		81,587,713	83,154,835
Fannie Mae Pool MA3058
4.00%	07/01/47		359,895,771	376,850,236
Fannie Mae Pool MA3147
3.00%	10/01/47		84,741,557	84,781,766
Fannie Mae Pool MA3246
2.50%	01/01/33		6,375,000	6,371,732
Fannie Mae REMICS, Series 1989-27, Class Y
6.90%	06/25/19		68	70
Fannie Mae REMICS, Series 1991-65, Class Z
6.50%	06/25/21		1,902	1,985
Fannie Mae REMICS, Series 1992-123, Class Z
7.50%	07/25/22		836	902
Fannie Mae REMICS, Series 1993-132, Class D (PO)
0.00%	10/25/22	[9]	38,689	37,069
Fannie Mae REMICS, Series 1993-29, Class PK
7.00%	03/25/23		4,340	4,577
Fannie Mae REMICS, Series 1994-55, Class H

See accompanying notes to Schedule of Portfolio Investments.

108 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
7.00%	03/25/24		$15,518	$16,835
Fannie Mae REMICS, Series 1997-34, Class SA
(Cost of Funds 11th District of San Francisco * 5.542, 37.68% Cap)
4.13%	10/25/23	[2]	3,967	4,560
Fannie Mae REMICS, Series 1998-37, Class VZ
6.00%	06/17/28		10,347	11,029
Fannie Mae REMICS, Series 1999-11, Class Z
5.50%	03/25/29		38,803	41,934
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		155,287	176,147
Fannie Mae REMICS, Series 2005-104, Class NI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
5.15%	03/25/35	[2]	13,553,118	836,669
Fannie Mae REMICS, Series 2005-117, Class LC
5.50%	11/25/35		9,231,584	9,773,512
Fannie Mae REMICS, Series 2005-122, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
5.05%	11/25/35	[2]	107,164	14,410
Fannie Mae REMICS, Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
4.55%	10/25/25	[2]	7,567,598	772,321
Fannie Mae REMICS, Series 2006-4, Class WE
4.50%	02/25/36		98,503	101,494
Fannie Mae REMICS, Series 2006-49, Class SE
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
22.79%	04/25/36	[2]	2,992,709	4,357,640
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
4.85%	03/25/37	[2]	2,281,932	259,425
Fannie Mae REMICS, Series 2007-34, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
4.56%	04/25/37	[2]	4,746,935	734,509
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
6.05%	07/25/37	[2]	6,833	6,895
Fannie Mae REMICS, Series 2008-24, Class NA
6.75%	06/25/37		943,636	1,046,995

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
5.05%	10/25/40	[2]	$6,317,421	$970,804
Fannie Mae REMICS, Series 2010-135, Class EA
3.00%	01/25/40		17,054	17,189
Fannie Mae REMICS, Series 2010-17, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
4.80%	03/25/40	[2]	11,190,086	1,791,905
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
4.87%	05/25/40	[2]	19,989,363	3,187,866
Fannie Mae REMICS, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	10,804,619
Fannie Mae REMICS, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	26,414,123
Fannie Mae REMICS, Series 2011-2, Class PD
4.00%	12/25/39		56,705	57,682
Fannie Mae REMICS, Series 2013-101, Class BO (PO)
0.00%	10/25/43	[9]	26,760,175	21,310,147
Fannie Mae REMICS, Series 2013-101, Class CO (PO)
0.00%	10/25/43	[9]	16,548,363	13,434,441
Fannie Mae REMICS, Series G92-12, Class B
7.70%	02/25/22		34	35
Fannie Mae REMICS, Series G92-36, Class Z
7.00%	07/25/22		62	64
Fannie Mae REMICS, Series G93-21, Class Z
7.20%	05/25/23		3,187	3,439
Fannie Mae Trust, Series 2003-W2, Class 2A9
5.90%	07/25/42		34,729	38,188
Fannie Mae, Series 2015-M4, Class FA
(LIBOR USD 1-Month plus 0.21%)
1.45%	09/25/18	[2]	34,656,969	34,637,839
Fannie Mae-Aces, Series 2017-M13, Class A2
2.94%	09/25/27	[8]	186,605,000	187,371,181
Freddie Mac Gold Pool (TBA)
3.50%	01/01/48		789,420,000	811,005,703
4.00%	01/01/48		99,430,000	104,013,102

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 109

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
4.50%	01/01/48	$48,375,000	$51,440,010
Freddie Mac Gold Pool A24156
6.50%	10/01/31	281,466	311,990
Freddie Mac Gold Pool A25162
5.50%	05/01/34	2,550,180	2,824,218
Freddie Mac Gold Pool A39012
5.50%	06/01/35	55,590	62,700
Freddie Mac Gold Pool A54856
5.00%	01/01/34	5,001,079	5,428,860
Freddie Mac Gold Pool A61164
5.00%	04/01/36	16,555	17,938
Freddie Mac Gold Pool A97038
4.00%	02/01/41	15,964,928	16,902,895
Freddie Mac Gold Pool C01492
5.00%	02/01/33	845,795	916,414
Freddie Mac Gold Pool C04546
3.00%	02/01/43	24,405,309	24,551,212
Freddie Mac Gold Pool C04573
3.00%	03/01/43	30,966,748	31,114,028
Freddie Mac Gold Pool C46104
6.50%	09/01/29	19,902	22,061
Freddie Mac Gold Pool C55789
7.50%	10/01/27	9,556	10,358
Freddie Mac Gold Pool C90573
6.50%	08/01/22	58,042	62,369
Freddie Mac Gold Pool E02402
6.00%	10/01/22	16,399	17,397
Freddie Mac Gold Pool G00992
7.00%	11/01/28	1,016	1,123
Freddie Mac Gold Pool G01515
5.00%	02/01/33	932,575	1,009,724
Freddie Mac Gold Pool G02579
5.00%	12/01/34	1,166,144	1,266,093
Freddie Mac Gold Pool G02884
6.00%	04/01/37	3,369,685	3,787,847
Freddie Mac Gold Pool G02955
5.50%	03/01/37	4,742,812	5,298,420
Freddie Mac Gold Pool G03357
5.50%	08/01/37	1,832,800	2,070,921
Freddie Mac Gold Pool G03676
5.50%	12/01/37	3,460,702	3,865,367
Freddie Mac Gold Pool G03783
5.50%	01/01/38	2,466,190	2,755,472
Freddie Mac Gold Pool G03985
6.00%	03/01/38	30,020	33,983
Freddie Mac Gold Pool G04438
5.50%	05/01/38	6,303,069	6,980,469
Freddie Mac Gold Pool G04703

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.50%	08/01/38	$5,750,036	$6,275,604
Freddie Mac Gold Pool G04706
5.50%	09/01/38	228,208	254,905
Freddie Mac Gold Pool G05866
4.50%	02/01/40	22,638,407	24,594,240
Freddie Mac Gold Pool G06361
4.00%	03/01/41	29,967	31,948
Freddie Mac Gold Pool G06498
4.00%	04/01/41	30,660,035	32,557,332
Freddie Mac Gold Pool G06499
4.00%	03/01/41	14,633,389	15,512,546
Freddie Mac Gold Pool G07408
3.50%	06/01/43	28,883,676	29,966,682
Freddie Mac Gold Pool G07786
4.00%	08/01/44	275,115,504	292,148,785
Freddie Mac Gold Pool G07848
3.50%	04/01/44	138,564,030	143,424,597
Freddie Mac Gold Pool G07849
3.50%	05/01/44	20,007,256	20,707,510
Freddie Mac Gold Pool G07924
3.50%	01/01/45	29,249,494	30,259,517
Freddie Mac Gold Pool G07925
4.00%	02/01/45	17,979,070	19,092,348
Freddie Mac Gold Pool G08676
3.50%	11/01/45	106,536,575	109,495,462
Freddie Mac Gold Pool G08677
4.00%	11/01/45	200,739,538	210,164,886
Freddie Mac Gold Pool G08681
3.50%	12/01/45	70,824,955	72,792,007
Freddie Mac Gold Pool G08694
4.00%	02/01/46	73,957,357	77,429,886
Freddie Mac Gold Pool G08699
4.00%	03/01/46	18,992,269	19,880,306
Freddie Mac Gold Pool G08710
3.00%	06/01/46	333,945,568	334,140,920
Freddie Mac Gold Pool G08711
3.50%	06/01/46	31,584,640	32,455,385
Freddie Mac Gold Pool G08712
4.00%	06/01/46	70,351,179	73,679,119
Freddie Mac Gold Pool G08715
3.00%	08/01/46	475,542,766	475,820,949
Freddie Mac Gold Pool G08721
3.00%	09/01/46	31,991,335	32,010,050
Freddie Mac Gold Pool G08722
3.50%	09/01/46	137,591,074	141,384,269
Freddie Mac Gold Pool G08726
3.00%	10/01/46	520,094,791	520,399,036
Freddie Mac Gold Pool G08727

See accompanying notes to Schedule of Portfolio Investments.

110 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
3.50%	10/01/46	$111,830,206	$114,902,598
Freddie Mac Gold Pool G08732
3.00%	11/01/46	306,957,426	307,136,990
Freddie Mac Gold Pool G08737
3.00%	12/01/46	178,527,796	178,632,231
Freddie Mac Gold Pool G08741
3.00%	01/01/47	175,517,900	175,620,575
Freddie Mac Gold Pool G08742
3.50%	01/01/47	168,746,546	173,382,642
Freddie Mac Gold Pool G08747
3.00%	02/01/47	196,470,615	196,585,546
Freddie Mac Gold Pool G08757
3.50%	04/01/47	82,056,154	84,319,688
Freddie Mac Gold Pool G08762
4.00%	05/01/47	69,820,136	73,114,773
Freddie Mac Gold Pool G11707
6.00%	03/01/20	100,190	101,848
Freddie Mac Gold Pool G12393
5.50%	10/01/21	2,374,306	2,464,363
Freddie Mac Gold Pool G12399
6.00%	09/01/21	1,359	1,421
Freddie Mac Gold Pool G12824
6.00%	08/01/22	1,444,559	1,528,627
Freddie Mac Gold Pool G12909
6.00%	11/01/22	3,710,022	3,929,484
Freddie Mac Gold Pool G13032
6.00%	09/01/22	627,027	656,966
Freddie Mac Gold Pool G13058
4.50%	10/01/20	657,465	667,483
Freddie Mac Gold Pool G18596
3.00%	04/01/31	86,305,545	87,955,082
Freddie Mac Gold Pool G60023
3.50%	04/01/45	24,884,397	25,755,351
Freddie Mac Gold Pool G60080
3.50%	06/01/45	297,860,139	308,052,526
Freddie Mac Gold Pool G60138
3.50%	08/01/45	206,273,448	213,501,076
Freddie Mac Gold Pool G60238
3.50%	10/01/45	90,928,703	93,944,268
Freddie Mac Gold Pool G67700
3.50%	08/01/46	64,877,537	67,057,013
Freddie Mac Gold Pool G67703
3.50%	04/01/47	656,996,399	678,862,094
Freddie Mac Gold Pool G67706
3.50%	12/01/47	78,415,432	81,049,696
Freddie Mac Gold Pool H00790
5.50%	05/01/37	17,431	18,824
Freddie Mac Gold Pool H03161

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
6.50%	08/01/37	$1,163	$1,263
Freddie Mac Gold Pool H05069
5.50%	05/01/37	684,337	739,031
Freddie Mac Gold Pool Q05804
4.00%	01/01/42	49,510,587	52,712,774
Freddie Mac Gold Pool U99097
3.50%	07/01/43	86,715,889	89,424,718
Freddie Mac Gold Pool V80356
3.50%	08/01/43	51,988,137	53,945,818
Freddie Mac REMICS, Series 1004, Class H
7.95%	10/15/20	72	74
Freddie Mac REMICS, Series 1073, Class G
7.00%	05/15/21	230	241
Freddie Mac REMICS, Series 1107, Class ZC
6.50%	07/15/21	2,522	2,651
Freddie Mac REMICS, Series 165, Class K
6.50%	09/15/21	37	38
Freddie Mac REMICS, Series 1980, Class Z
7.00%	07/15/27	110,664	124,241
Freddie Mac REMICS, Series 1983, Class Z
6.50%	12/15/23	43,589	46,388
Freddie Mac REMICS, Series 2098, Class TZ
6.00%	01/15/28	464,310	505,490
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29	25,047	27,337
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31	14,164	15,929
Freddie Mac REMICS, Series 2433, Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
17.09%	02/15/32[2]	12,704	16,670
Freddie Mac REMICS, Series 2481, Class AW
6.50%	08/15/32	53,831	58,539
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23	12,373	485
Freddie Mac REMICS, Series 2649, Class PC
5.50%	07/15/33	6,248	6,378
Freddie Mac REMICS, Series 3019, Class SW (IO)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 111

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.72%	08/15/35	[2]	$2,027,180	$410,676
Freddie Mac REMICS, Series 3063, Class YG
5.50%	11/15/35		5,548,121	6,122,439
Freddie Mac REMICS, Series 3300, Class SA (IO) (-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.72%	08/15/35	[2]	896,261	162,107
Freddie Mac REMICS, Series 3707, Class EI (IO)
5.00%	12/15/38		17,378,896	1,598,664
Freddie Mac REMICS, Series 3730, Class JG
3.00%	09/15/39		19,914	19,977
Freddie Mac REMICS, Series 3752, Class XL
4.50%	11/15/40		66,277,000	70,756,821
Freddie Mac REMICS, Series 3891, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
4.47%	07/15/41	[2]	9,426,491	860,591
Freddie Mac REMICS, Series 3904, Class JB
4.50%	08/15/41		18,155,000	19,590,207
Freddie Mac REMICS, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,895,218
Freddie Mac REMICS, Series 3928, Class JD
4.00%	09/15/41		32,095,702	34,194,963
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		22,824,280	22,793,724
Freddie Mac REMICS, Series 4161, Class BA
2.50%	12/15/41		34,321,860	34,116,212
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[9]	41,202,013	33,058,834
Freddie Mac Strips, Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
1.98%	11/15/43	[2]	7,804,077	7,879,585
Ginnie Mae I Pool 782817
4.50%	11/15/39		24,449,586	26,240,663
Ginnie Mae II Pool (TBA)
3.00%	01/20/43		406,365,000	410,079,432
3.50%	12/20/43		623,060,000	644,136,955
4.00%	01/20/41		189,375,000	197,423,443
4.50%	12/21/44		475,840,000	499,185,876
5.00%	01/20/48		56,000,000	59,706,721

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 2631
7.00%	08/20/28		$2,570	$2,959
Ginnie Mae II Pool 3388
4.50%	05/20/33		7,269	7,692
Ginnie Mae II Pool 3427
4.50%	08/20/33		2,495	2,642
Ginnie Mae II Pool 3554
4.50%	05/20/34		2,600	2,754
Ginnie Mae II Pool 4058
5.00%	12/20/37		1,395	1,500
Ginnie Mae II Pool 4342
5.00%	01/20/39		2,142	2,303
Ginnie Mae II Pool 4520
5.00%	08/20/39		42,841	46,272
Ginnie Mae II Pool 5175
4.50%	09/20/41		13,664	14,478
Ginnie Mae II Pool 5281
4.50%	01/20/42		19,028	20,171
Ginnie Mae II Pool 783591
4.50%	07/20/41		35,701	37,838
Ginnie Mae II Pool 80968 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	07/20/34	[2]	19,962	20,495
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.38%	03/20/35	[2]	41,631	43,346
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	08/20/35	[2]	35,605	37,022
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.25%	10/20/35	[2]	32,494	33,923
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	05/20/25	[2]	6,103	6,277
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	06/20/25	[2]	9,837	10,156
Ginnie Mae II Pool MA0627
4.50%	12/20/42		108,797	115,341
Ginnie Mae II Pool MA0701
4.50%	01/20/43		138,841	146,641
Ginnie Mae II Pool MA1997

See accompanying notes to Schedule of Portfolio Investments.

112 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
4.50%	06/20/44	$30,497	$32,249
Ginnie Mae II Pool MA2374
5.00%	11/20/44	841,041	897,910
Ginnie Mae II Pool MA2756
4.50%	04/20/45	69,621	73,547
Ginnie Mae II Pool MA2828
4.50%	05/20/45	3,069,024	3,240,319
Ginnie Mae II Pool MA2894
4.50%	06/20/45	1,146,716	1,210,882
Ginnie Mae II Pool MA3036
4.50%	08/20/45	126,926	134,029
Ginnie Mae II Pool MA3456
4.50%	02/20/46	811,617	857,036
Ginnie Mae II Pool MA3521
3.50%	03/20/46	106,344,296	110,076,309
Ginnie Mae II Pool MA3524
5.00%	03/20/46	34,904	37,276
Ginnie Mae II Pool MA3597
3.50%	04/20/46	266,860,211	276,225,320
Ginnie Mae II Pool MA3600
5.00%	04/20/46	22,617,178	24,154,360
Ginnie Mae II Pool MA3663
3.50%	05/20/46	256,482,419	265,473,592
Ginnie Mae II Pool MA3665
4.50%	05/20/46	348,706	368,027
Ginnie Mae II Pool MA3666
5.00%	05/20/46	12,564,384	13,418,325
Ginnie Mae II Pool MA3736
3.50%	06/20/46	182,648,939	189,473,487
Ginnie Mae II Pool MA3738
4.50%	06/20/46	1,515,063	1,599,844
Ginnie Mae II Pool MA3739
5.00%	06/20/46	7,330,605	7,828,831
Ginnie Mae II Pool MA3805
4.50%	07/20/46	12,099,070	12,776,120
Ginnie Mae II Pool MA3806
5.00%	07/20/46	551,095	588,551
Ginnie Mae II Pool MA3876
4.50%	08/20/46	12,691,052	13,380,741
Ginnie Mae II Pool MA3877
5.00%	08/20/46	2,648,031	2,825,361
Ginnie Mae II Pool MA3937
3.50%	09/20/46	60,400,326	62,517,373
Ginnie Mae II Pool MA3939
4.50%	09/20/46	6,782,410	7,141,996
Ginnie Mae II Pool MA4003
3.00%	10/20/46	30,815,322	31,114,581
Ginnie Mae II Pool MA4006

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
4.50%	10/20/46	$7,740,544	$8,158,656
Ginnie Mae II Pool MA4007
5.00%	10/20/46	16,512,354	17,628,873
Ginnie Mae II Pool MA4069
3.50%	11/20/46	188,662,891	195,283,768
Ginnie Mae II Pool MA4071
4.50%	11/20/46	22,451,487	23,604,489
Ginnie Mae II Pool MA4072
5.00%	11/20/46	4,015,305	4,306,068
Ginnie Mae II Pool MA4126
3.00%	12/20/46	507,931,332	512,864,041
Ginnie Mae II Pool MA4127
3.50%	12/20/46	194,843,878	201,681,668
Ginnie Mae II Pool MA4129
4.50%	12/20/46	69,055,955	72,781,403
Ginnie Mae II Pool MA4198
4.50%	01/20/47	600,923	632,800
Ginnie Mae II Pool MA4199
5.00%	01/20/47	13,797,199	14,775,273
Ginnie Mae II Pool MA4264
4.50%	02/20/47	197,252,921	206,799,654
Ginnie Mae II Pool MA4265
5.00%	02/20/47	3,739,596	3,990,004
Ginnie Mae II Pool MA4324
5.00%	03/20/47	21,128,863	22,564,891
Ginnie Mae II Pool MA4382
3.50%	04/20/47	138,284,014	143,154,557
Ginnie Mae II Pool MA4385
5.00%	04/20/47	38,316,256	40,920,428
Ginnie Mae II Pool MA4453
4.50%	05/20/47	667,145,900	699,445,229
Ginnie Mae II Pool MA4454
5.00%	05/20/47	94,074,948	100,589,834
Ginnie Mae II Pool MA4512
4.50%	06/20/47	321,393,042	336,953,026
Ginnie Mae II Pool MA4513
5.00%	06/20/47	1,842,996	1,973,740
Ginnie Mae II Pool MA4588
4.50%	07/20/47	2,086,226	2,189,906
Ginnie Mae II Pool MA4589
5.00%	07/20/47	89,089,325	95,475,221
Ginnie Mae II Pool MA4654
4.50%	08/20/47	501,519	529,361
Ginnie Mae II Pool MA4655
5.00%	08/20/47	104,139,867	111,604,582
Ginnie Mae II Pool MA4719
3.50%	09/20/47	158,391,888	163,951,821
Ginnie Mae II Pool MA4721

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 113

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
4.50%	09/20/47	$81,620	$85,706
Ginnie Mae II Pool MA4722
5.00%	09/20/47	1,998,620	2,141,256
Ginnie Mae II Pool MA4780
4.50%	10/20/47	393,702	415,125
Ginnie Mae II Pool MA4781
5.00%	10/20/47	26,334,110	28,150,730
Ginnie Mae II Pool MA4838
4.00%	11/20/47	205,503,826	214,550,811
Ginnie Mae II Pool MA4840
5.00%	11/20/47	6,769,216	7,236,155
Ginnie Mae II Pool MA4902
4.50%	12/20/47	621,585	657,399
Ginnie Mae, Series 2000-22, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 10.80%, 10.80% Cap)
9.31%	05/16/30[2]	21,413	1,011
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33	10,471,859	11,350,566
Ginnie Mae, Series 2004-93, Class PC
5.00%	04/16/34	24,509	24,813
Ginnie Mae, Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
5.26%	06/16/37[2]	18,990,121	3,712,713
Ginnie Mae, Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
4.75%	03/20/36[2]	16,024,044	1,977,481
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
5.30%	05/20/37[2]	40,426,287	6,203,507
Ginnie Mae, Series 2009-124, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
4.98%	12/20/39[2]	6,663,282	1,169,998
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38	16,137	16,405
Ginnie Mae, Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
5.31%	07/16/39[2]	77,399	9,200
Ginnie Mae, Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
4.81%	08/16/38[2]	125,192	12,256
Ginnie Mae, Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
4.91%	01/16/40[2]	81,923	13,293
Ginnie Mae, Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
4.31%	01/16/40[2]	14,895,046	2,085,852
Ginnie Mae, Series 2010-6, Class BS (IO)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
5.01%	09/16/39[2]	$4,734,841	$420,381
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41	192,455	40,534
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43	51,184,000	50,554,885
NCUA Guaranteed Notes, Series 2010-R1, Class A1
(LIBOR USD 1-Month plus 0.45%)
1.78%	10/07/20[2]	14,193,573	14,231,829
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
1.96%	12/08/20[2]	8,744,682	8,791,822
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
1.96%	12/08/20[2]	24,079,159	24,211,782

			23,280,725,602

Total Mortgage-Backed
(Cost $30,535,557,927)			30,739,666,034

MUNICIPAL BONDS — 0.95%*
California — 0.31%
California Health Facilities Financing Authority, Saint Joseph Health, Series A
4.00%	10/01/36	3,500,000	3,753,400
Los Angeles Department of Power, Electric Light and Power Improvements, Series C
5.52%	07/01/27	20,125,000	23,998,861
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39	350,000	456,687
San Diego County Water Authority, Build America Bonds
6.14%	05/01/49	7,900,000	11,191,930
San Jose Redevelopment Agency Successor Agency, Series A-T
3.08%	08/01/25	5,250,000	5,256,353
3.18%	08/01/26	9,000,000	9,013,590
3.23%	08/01/27	11,865,000	11,884,577
State of California, Build America Bonds
6.65%	03/01/22	4,245,000	4,821,938
7.95%	03/01/36	77,500,000	86,580,675
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34	3,885,000	5,765,301
State of California, Taxable, Miscellaneous Revenue Bonds, Series B
2.19%	04/01/47	17,800,000	17,849,840

See accompanying notes to Schedule of Portfolio Investments.

114 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California, Taxable, Various Purpose
6.20%	03/01/19	$10,680,000	$11,199,582
University of California, Taxable Revenue Bonds, Series AP
3.93%	05/15/45	57,230,000	59,572,996

			251,345,730

Massachusetts — 0.01%
Commonwealth of Massachusetts, Build America Bonds, Public Improvements
4.91%	05/01/29	8,340,000	9,806,923

New York — 0.61%
City of New York, Build America Bonds
4.77%	10/01/23	4,420,000	4,886,796
5.05%	10/01/24	13,820,000	15,375,856
5.21%	10/01/31	6,420,000	7,517,884
5.52%	10/01/37	6,075,000	7,680,865
5.82%	10/01/31	220,000	240,830
5.99%	12/01/36	14,055,000	18,184,640
City of New York, Build America Bonds, Series F1
6.27%	12/01/37	9,655,000	13,067,560
6.65%	12/01/31	46,470,000	52,135,158
Fiscal Year 2005 Securitization Corp., Special Obligation, Series B
4.93%	04/01/20	25,000	25,574
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42	3,555,000	3,899,906
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Subseries F-2
2.90%	05/01/26	7,235,000	7,161,275
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.51%	08/01/37	25,000,000	31,880,500
5.57%	11/01/38	41,825,000	53,087,636
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds
5.01%	08/01/27	5,225,000	5,977,714
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, Series G-3
5.27%	05/01/27	13,135,000	15,284,937
New York City Water and Sewer Authority, Build America, Taxable Bonds
5.44%	06/15/43	49,625,000	65,496,068
5.88%	06/15/44	5,505,000	7,638,903

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Water and Sewer Authority, Build America, Taxable Bonds, Series SE
6.01%	06/15/42		$3,945,000	$5,566,829
New York State Dormitory Authority, Taxable, Build America Bonds
5.43%	03/15/39		28,100,000	34,636,622
New York State Dormitory Authority, Build America Bonds
5.29%	03/15/33		44,990,000	52,865,050
5.50%	03/15/30		21,430,000	25,285,686
New York State Urban Development Corp., Economic Improvements, Revenue Bonds, Series D-2
3.27%	03/15/28		19,120,000	19,075,259
3.32%	03/15/29		28,330,000	28,316,968
New York State Urban Development Corp., Personal Income Tax, Series SE
3.20%	03/15/22		15,870,000	16,233,264

				491,521,780

Texas — 0.01%
Texas Transportation Commission State Highway Fund, Taxable, Fuel Sales Revenue Bonds, Series B
5.18%	04/01/30		3,075,000	3,700,793

Wisconsin — 0.01%
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group
4.00%	11/15/39		8,000,000	8,431,440

Total Municipal Bonds
(Cost $746,737,746)				764,806,666

U.S. AGENCY SECURITIES — 0.02%
U.S. Agency Securities — 0.02%
Fannie Mae
1.00%	02/26/19		17,500,000	17,336,550

Total U.S. Agency Securities
(Cost $17,409,946)
U.S. TREASURY SECURITIES — 23.34%
U.S. Treasury Bonds — 6.71%
U.S. Treasury Bonds
2.75%	08/15/47		51,000,000	51,074,707
2.75%	11/15/47		4,383,045,000	4,390,920,674
3.00%	11/15/44		150,325,000	157,971,949
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.75%	02/15/45	[10]	433,748,375	435,982,912
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds (WI)
0.88%	02/15/47	[10]	360,295,214	374,416,679

				5,410,366,921

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 115

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes — 16.63%
U.S. Treasury Notes
1.50%	10/31/19		$413,130,000	$410,338,146
1.63%	08/31/22		1,841,827,000	1,796,500,779
1.88%	12/31/19		44,695,000	44,685,398
2.00%	10/31/22		3,900,375,000	3,867,298,377
2.00%	11/30/22		2,167,490,000	2,148,096,773
2.13%	12/31/22		350,515,000	349,104,724
2.25%	11/15/27		1,690,020,000	1,666,620,338
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/18	[10]	483,206,643	482,779,295
0.13%	04/15/21	[10]	135,817,611	135,301,663
0.13%	04/15/22	[10]	293,628,270	291,594,894
0.13%	07/15/26	[10]	434,955,656	425,123,305
0.38%	07/15/27	[10]	512,141,002	509,619,466
U.S. Treasury Notes (WI)
1.88%	09/30/22		1,314,645,000	1,295,893,048

				13,422,956,206

Total U.S. Treasury Securities
(Cost $18,861,666,489)				18,833,323,127

Total Bonds – 97.63%
(Cost $78,278,125,359)				78,788,472,704

Issues			Shares	Value
COMMON STOCK — 0.03%
Electric — 0.03%
Homer City Holdings LLC[3,4,5]			1,180,703	23,614,060

Energy — 0.00%
Drillship Kithira Owners, Inc.
(Cayman Islands)[1]			54,501	1,460,627

Total Common Stock
(Cost $66,956,791)				25,074,687

Purchased Options — 0.01%
(Cost $5,015,886)				9,937,500

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 8.60%

Foreign Government Obligations — 4.74%
Japan Treasury Discount Bill, Series 706 (Japan)
0.00%[11]	03/12/18	[1]	65,000,000	577,154

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Foreign Government Obligations (continued)
Japan Treasury Discount Bill, Series 711 (Japan)
0.00%[11]	01/10/18	[1]	$233,785,000,000	$2,075,365,375
Japan Treasury Discount Bill, Series 716 (Japan)
0.00%[11]	01/29/18	[1]	1,800,000,000	15,980,021
Japan Treasury Discount Bill, Series 722 (Japan)
0.00%[11]	02/26/18	[1]	68,905,000,000	611,806,669
Japan Treasury Discount Bill, Series 723 (Japan)
0.00%[11]	03/05/18	[1]	30,840,000,000	273,835,656
Japan Treasury Discount Bill, Series 727 (Japan)
0.00%[11]	03/26/18	[1]	95,165,000,000	845,071,958

				3,822,636,833

Money Market Funds — 2.05%
Dreyfus Government Cash Management Fund
1.19%[12]			1,250,109,000	1,250,109,000
Fidelity Investments Money Market Funds - Government Portfolio
1.14%[12,13]			10,473,944	10,473,944
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.20%[12]			395,480,000	395,480,000

				1,656,062,944

U.S. Agency Discount Notes — 1.73%
Federal Home Loan Bank
1.01%[11]	02/09/18		300,000,000	299,604,600
1.16%[11]	02/16/18		350,000,000	349,426,700
1.32%[11]	04/25/18		200,000,000	199,133,600
Freddie Mac
0.95%[11]	02/02/18		250,000,000	249,724,875
Freddie Mac, Series RB
1.03%[11]	02/20/18		300,000,000	299,465,100

				1,397,354,875

U.S. Treasury Bills — 0.08%
U.S. Treasury Bills
1.07%[11]	03/01/18	[14]	66,650,000	66,513,895

Total Short-Term Investments
(Cost $6,948,234,284)				6,942,568,547

See accompanying notes to Schedule of Portfolio Investments.

116 / N-Q Report December 2017

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Value
Total Investments Before
Written Options – 106.27%
(Cost $ 85,298,332,320)	$85,766,053,438

Written Options - 0.00%
(Cost $(794,764))	(1,687,500)

Liabilities in Excess of Other
Assets – (6.27)%	(5,063,073,340)

Net Assets – 100.00%	$80,701,292,598

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2017.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $99,302,449, which is 0.12% of total net assets.

[6]	Non-income producing security.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2017.

[10]	Inflation protected security. Principal amount reflects original security face amount.

[11]	Represents annualized yield at date of purchase.

[12]	Represents the current yield as of December 31, 2017.
[13]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $10,473,944.

[14]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $66,511,368.

†	Fair valued security. The aggregate value of fair valued securities is $92,475,974, which is 0.11% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(EUR): Euro dollar

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 1,042,668,300	JPY 116,892,500,000	Bank of America N.A.	01/10/18	$4,400,882
USD 1,042,166,317	JPY 116,892,500,000	Goldman Sachs International	01/10/18	3,898,898
USD 16,083,635	JPY 1,800,000,000	Goldman Sachs International	01/29/18	80,790
USD 618,147,160	JPY 68,905,000,000	Goldman Sachs International	02/26/18	4,768,608
USD 276,906,087	JPY 30,840,000,000	Citigroup Global Markets, Inc.	03/05/18	2,259,651
USD 852,228,964	JPY 95,165,000,000	Goldman Sachs International	03/26/18	3,567,175

				18,976,004

USD 1,865,126,958	EUR 1,575,050,000	Bank of America N.A.	01/22/18	(28,988,649)
USD 575,410	JPY 65,000,000	Goldman Sachs International	03/12/18	(3,715)

				(28,992,364)

NET UNREALIZED DEPRECIATION				$(10,016,360)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017  /  117

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	51,287	03/29/18	$10,981,027,516	$(23,035,528)	$(23,035,528)
U.S. Treasury Five Year Note	46,759	03/29/18	5,431,715,398	(13,001,436)	(13,001,436)
U.S. Treasury Thirty Year Ultra Bond	67	03/20/18	11,232,969	202,816	202,816

			16,423,975,883	(35,834,148)	(35,834,148)

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	10,319	03/08/18	(1,630,783,148)	5,411,896	5,411,896

TOTAL FUTURES CONTRACTS			$14,793,192,735	$(30,422,252)	$(30,422,252)

Description	Number of contracts	Exercise Price	Expiration Date	Notional Amount	Value
PURCHASED PUT OPTIONS EXCHANGE TRADED — (0.2)%
IMM Eurodollar 1 Year MIDCV Future Options	30,000	$97.88	03/16/18	$5,469,330,398	$9,937,500

Description	Number of contracts	Exercise Price	Expiration Date	Notional Amount	Value
WRITTEN PUT OPTIONS EXCHANGE TRADED — 0.0%
IMM Eurodollar 1 Year MIDCV Future Options	(30,000)	$97.63	03/16/18	$(1,588,958,168)	$(1,687,500)

See accompanying notes to Schedule of Portfolio Investments.

118  /  N-Q Report December 2017

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 91.93%
ASSET-BACKED SECURITIES — 2.20%**
Nelnet Student Loan Trust, Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
1.93%	10/27/36	[1,2]	$140,254	$140,353
SLM Student Loan Trust I, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.55%)
2.06%	12/15/27	[1,2]	544,160	545,705
SLM Student Loan Trust, Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
1.92%	01/25/28	[1]	586,263	589,127
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
1.75%	10/25/24	[1]	544,296	544,307
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.07%	03/25/26	[1]	359,456	360,859
SLM Student Loan Trust, Series 2012-7, Class A2
(LIBOR USD 1-Month plus 0.28%)
1.83%	09/25/19	[1]	154,834	154,867
SLM Student Loan Trust, Series 2013-3, Class A2
(LIBOR USD 1-Month plus 0.30%)
1.85%	05/26/20	[1]	78,514	78,515
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.10%	06/25/43	[1]	189,740	190,704
SLM Student Loan Trust, Series 2014-1, Class A2
(LIBOR USD 1-Month plus 0.38%)
1.93%	07/26/21	[1]	8,671	8,671

Total Asset-Backed Securities
(Cost $2,609,229)				2,613,108

CORPORATES — 25.41%*
Banking — 3.11%
Bank of America Corp. (MTN)
5.65%	05/01/18		850,000	860,469
6.88%	04/25/18		450,000	456,799
Discover Bank
2.00%	02/21/18		375,000	375,010
2.60%	11/13/18		250,000	250,868
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[3]	450,000	451,309

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wachovia Corp. (MTN)
5.75%	02/01/18		$1,300,000	$1,304,066

				3,698,521

Communications — 0.70%
AT&T, Inc.
5.50%	02/01/18		825,000	827,380

Consumer Discretionary — 1.66%
Altria Group, Inc.
9.70%	11/10/18		325,000	345,791
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[2]	500,000	500,598
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[2,3]	600,000	599,556
Beam Suntory, Inc.
1.75%	06/15/18		325,000	324,474
Constellation Brands, Inc.
2.00%	11/07/19		200,000	198,794

				1,969,213

Consumer Products — 0.21%
Newell Brands, Inc.
2.60%	03/29/19		250,000	250,432

Electric — 1.58%
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		200,000	202,542
Entergy Louisiana LLC
6.50%	09/01/18		150,000	154,299
Interstate Power & Light Co.
5.88%	09/15/18		350,000	359,260
Progress Energy, Inc.
7.05%	03/15/19		425,000	449,246
Vectren Utility Holdings, Inc.
5.75%	08/01/18		350,000	357,216
Wisconsin Public Service Corp.
1.65%	12/04/18		350,000	348,903

				1,871,466

Energy — 1.01%
NiSource Finance Corp.
6.40%	03/15/18		400,000	403,590
ONE Gas, Inc.
2.07%	02/01/19		400,000	400,147
Phillips 66
(LIBOR USD 3-Month plus 0.65%)
2.01%	04/15/19	[1,2]	400,000	400,250

				1,203,987

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 119

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance — 6.73%
Air Lease Corp.
2.63%	09/04/18		$400,000	$401,287
American Express Co.
7.00%	03/19/18		500,000	505,459
Bear Stearns Cos. LLC (The)
7.25%	02/01/18		1,400,000	1,405,615
Citigroup, Inc.
1.80%	02/05/18		350,000	349,971
2.05%	12/07/18		800,000	799,343
Ford Motor Credit Co. LLC
2.55%	10/05/18		150,000	150,431
General Motors Financial Co., Inc.
3.10%	01/15/19		400,000	401,864
Goldman Sachs Group, Inc. (The)
5.95%	01/18/18		675,000	676,072
6.15%	04/01/18		1,000,000	1,010,587
International Lease Finance Corp.
7.13%	09/01/18	[2]	350,000	361,156
Morgan Stanley (GMTN)
6.63%	04/01/18		800,000	808,814
7.30%	05/13/19		350,000	373,261
Protective Life Global Funding
(LIBOR USD 3-Month plus 0.55%)
2.07%	06/08/18	[1,2]	750,000	751,694

				7,995,554

Food — 0.88%
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.20%	10/09/20	[1]	325,000	325,648
Kraft Heinz Foods Co.
(LIBOR USD 3-Month plus 0.42%)
1.82%	08/09/19	[1]	350,000	350,142
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	375,000	370,060

				1,045,850

Health Care — 1.87%
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[3]	600,000	600,504
Anthem, Inc.
1.88%	01/15/18		700,000	699,963
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[2]	250,000	261,623
6.50%	09/15/18	[2]	250,000	257,822

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Teva Pharmaceutical Finance
Netherlands III BV (Netherlands)
1.40%	07/20/18	[3]	$400,000	$396,648

				2,216,560

Industrials — 1.12%
United Technologies Corp. (STEP)
1.78%	05/04/18		850,000	848,771
WestRock RKT Co.
4.45%	03/01/19		475,000	485,716

				1,334,487

Information Technology — 0.70%
Apple, Inc.
1.70%	02/22/19		435,000	433,921
QUALCOMM, Inc.
1.85%	05/20/19		400,000	398,569

				832,490

Insurance — 0.90%
Metropolitan Life Global Funding I
1.35%	09/14/18	[2]	575,000	572,872
New York Life Global Funding
1.55%	11/02/18	[2]	500,000	498,444

				1,071,316

Materials — 0.27%
Dow Chemical Co. (The)
8.55%	05/15/19		300,000	324,875

Real Estate Investment Trust (REIT) — 3.38%
American Tower Corp.
3.40%	02/15/19		350,000	353,789
DDR Corp. (MTN)
7.50%	07/15/18		400,000	410,970
HCP, Inc.
3.75%	02/01/19		700,000	708,968
Kimco Realty Corp.
6.88%	10/01/19		250,000	268,793
Realty Income Corp.
2.00%	01/31/18		650,000	649,914
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		865,000	864,976
Welltower, Inc.
2.25%	03/15/18		750,000	750,476

				4,007,886

See accompanying notes to Schedule of Portfolio Investments.

120 / N-Q Report December 2017

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.48%
CVS Health Corp.
2.25%	12/05/18		$250,000	$250,168
2.25%	08/12/19		325,000	324,145

				574,313

Services — 0.60%
Republic Services, Inc.
3.80%	05/15/18		705,000	709,671

Transportation — 0.21%
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		226,504	245,757

Total Corporates
(Cost $30,214,375)				30,179,758

MORTGAGE-BACKED — 40.50%**

Non-Agency Commercial Mortgage-Backed — 1.05%
Commercial Mortgage Trust, Series 2013-LC13, Class A2
3.01%	08/10/46		700,000	703,707
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[2]	72,969	72,473
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[2]	427,894	430,132
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A
5.81%	06/12/50	[4]	41,464	41,533

				1,247,845

Non-Agency Mortgage-Backed — 3.10%
Aames Mortgage Investment Trust, Series 2002-1, Class A3 (STEP)
7.40%	06/25/32		26,521	26,610
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
3.58%	05/25/35	[4]	264,882	260,201
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		6,983	7,401
BCAP LLC Trust, Series 2007-AA1, Class 1A2
(LIBOR USD 1-Month plus 0.16%)
1.71%	02/25/47	[1]	7,285	7,690
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.16%	02/25/34	[4]	$64,190	$63,767
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		100,478	105,307
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
3.74%	11/25/32	[4]	72,150	71,785
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.37%)
1.87%	07/19/44	[1]	209,019	208,764
Fremont Home Loan Trust, Series 2005-C, Class M1
(LIBOR USD 1-Month plus 0.72%)
2.27%	07/25/35	[1]	77,865	78,194
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.47%	06/25/28		12	12
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
2.33%	12/25/34	[1]	528,036	489,697
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
3.83%	10/25/34	[4]	159,824	158,883
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[4]	6,987	7,019
JPMorgan Mortgage Acquisition Trust, Series 2005-FLD1, Class M3
(LIBOR USD 1-Month plus 0.78%)
2.33%	07/25/35	[1]	143,677	144,167
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
3.51%	04/25/35	[4]	196,661	200,365
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.75%	01/25/34	[4]	12,394	12,836
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
3.70%	10/25/34	[4]	300,631	298,760
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.63%	06/25/34	[4]	6,001	5,337
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2[5]
0.00%	03/25/47	6,7,8,†	4,000,000	—
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.57%	10/25/32	[4]	51,926	52,645

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 121

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4
(LIBOR USD 1-Month plus 0.15%)
1.70%	07/25/36	[1]	$378,184	$377,693
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A
(LIBOR USD 12-Month plus 1.63%)
3.57%	12/25/32	[1]	178,160	178,324
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
1.85%	12/25/35	[1]	350,611	351,727
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		34,570	8,698
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		52,746	55,873
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.54%	12/25/34	[4]	139,336	140,285
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[2,6,7]	2,394,730	32,783
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumualtive Average plus 1.40%)
2.46%	06/25/42	[1]	44,172	42,879
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
3.23%	06/25/33	[4]	98,345	99,354
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
2.05%	06/25/35	[1]	225,660	194,839

				3,681,895

U.S. Agency Commercial
Mortgage-Backed — 9.55%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
(LIBOR USD 1-Month plus 0.34%)
1.58%	04/25/20	[1]	406,037	405,603
Fannie Mae-Aces, Series 2013-M13, Class FA
(LIBOR USD 1-Month plus 0.35%)
1.90%	05/25/18	[1]	184,670	184,361
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		43,999	43,930

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2014-M12, Class FA
(LIBOR USD 1-Month plus 0.30%)
1.54%	10/25/21	[1]	$129,785	$129,977
Fannie Mae-Aces, Series 2017-M11, Class FA
(LIBOR USD 1-Month plus 0.47%)
1.71%	09/25/24	[1]	593,468	595,160
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
1.73%	08/25/24	[1]	264,993	265,699
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J15F, Class A1
2.36%	07/25/20		594,218	595,764
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		795,000	822,076
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A1
3.40%	07/25/19		335,599	339,482
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A1
3.32%	07/25/20		99,280	100,094
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K717, Class A1
2.34%	02/25/21		612,396	614,021
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
(LIBOR USD 1-Month plus 0.35%)
1.72%	09/25/21	[1]	324,469	322,011
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF08, Class A
(LIBOR USD 1-Month plus 0.30%)
1.67%	01/25/22	[1]	585,636	585,200
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
1.75%	05/25/22	[1]	566,484	561,735
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
(LIBOR USD 1-Month plus 0.38%)
1.62%	07/25/22	[1]	586,620	580,997

See accompanying notes to Schedule of Portfolio Investments.

122 / N-Q Report December 2017

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KGRP, Class A
(LIBOR USD 1-Month plus 0.38%)
1.75%	04/25/20	[1]	$671,114	$672,321
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG1
(LIBOR USD 1-Month plus 0.22%)
1.46%	07/25/20	[1]	625,000	625,179
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG2
(LIBOR USD 1-Month plus 0.20%)
1.44%	10/25/19	[1]	625,000	623,791
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
(LIBOR USD 1-Month plus 0.38%)
1.75%	08/25/23	[1]	670,144	671,164
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		855,000	879,613
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class AFL
(Federal Reserve US 12-Month Cumualtive Average plus 0.74%)
1.80%	10/25/21	[1]	569,565	570,201
FREMF Multifamily Aggregation Risk Transfer Trust, Series 2017-KT01, Class A
(LIBOR USD 1-Month plus 0.32%)
1.85%	02/25/20	[1]	700,000	702,382
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
1.93%	03/09/21	[1]	452,927	451,998

				11,342,759

U.S. Agency Mortgage-Backed — 26.80%
Fannie Mae Pool 111643
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year plus 1.57%)
2.66%	09/01/20	[1]	1,693	1,692
Fannie Mae Pool 254548
5.50%	12/01/32		159,157	176,141
Fannie Mae Pool 468769
3.42%	09/01/18		1,071,240	1,075,777
Fannie Mae Pool 523829
8.00%	11/01/19		20,135	20,587

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.64%)
3.39%	11/01/32	[1]	$22,028	$23,179
Fannie Mae Pool 555424
5.50%	05/01/33		102,957	114,034
Fannie Mae Pool 567002
8.00%	05/01/23		30,295	32,762
Fannie Mae Pool 655133
7.00%	08/01/32		23,082	25,407
Fannie Mae Pool 655151
7.00%	08/01/32		15,274	16,052
Fannie Mae Pool 762525
6.50%	11/01/33		28,171	30,556
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
3.31%	04/01/34	[1]	236,590	245,379
Fannie Mae Pool 893489
(LIBOR USD 12-Month plus 1.62%)
3.37%	09/01/36	[1]	31,099	32,479
Fannie Mae Pool AD0538
6.00%	05/01/24		84,270	89,903
Fannie Mae Pool AE0443
6.50%	10/01/39		120,117	133,635
Fannie Mae Pool AL0851
6.00%	10/01/40		107,020	120,595
Fannie Mae Pool AM6261
(LIBOR USD 1-Month plus 0.22%)
1.59%	07/01/19	[1]	1,040,000	1,040,480
Fannie Mae Pool AM7028
(LIBOR USD 1-Month plus 0.24%)
1.61%	10/01/19	[1]	1,040,000	1,040,326
Fannie Mae REMICS, Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.98%	05/25/23	[1]	1,285	1,400
Fannie Mae REMICS, Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50%	09/25/31	[1]	1,885	2,250
Fannie Mae REMICS, Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
2.50%	10/25/31	[1]	146,342	149,400
Fannie Mae REMICS, Series 2002-30, Class FB
(LIBOR USD 1-Month plus 1.00%)
2.55%	08/25/31	[1]	188,713	192,202
Fannie Mae REMICS, Series 2003-117, Class XF

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 123

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.35%)
1.90%	08/25/33	[1]	$35,978	$35,980
Fannie Mae REMICS, Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[1]	22,119	26,171
Fannie Mae REMICS, Series 2003-134, Class FC
(LIBOR USD 1-Month plus 0.60%)
2.15%	12/25/32	[1]	597,586	604,944
Fannie Mae REMICS, Series 2003-29, Class F
(LIBOR USD 1-Month plus 0.50%)
2.05%	12/25/32	[1]	86,120	86,119
Fannie Mae REMICS, Series 2003-64, Class KS
(-1.29 X LIBOR USD 1-Month plus 9.64%, 9.64% Cap)
7.63%	07/25/18	[1]	5,999	5,756
Fannie Mae REMICS, Series 2004-38, Class FT
(LIBOR USD 1-Month plus 0.43%)
1.98%	10/25/33	[1]	175,568	175,926
Fannie Mae REMICS, Series 2004-60, Class FW
(LIBOR USD 1-Month plus 0.45%)
2.00%	04/25/34	[1]	568,915	570,742
Fannie Mae REMICS, Series 2004-79, Class F
(LIBOR USD 1-Month plus 0.30%)
1.85%	08/25/32	[1]	93,811	93,839
Fannie Mae REMICS, Series 2004-96, Class MT
(-17.50 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)
7.00%	12/25/34	[1]	10,049	10,881
Fannie Mae REMICS, Series 2005-114, Class PF
(LIBOR USD 1-Month plus 0.38%)
1.93%	08/25/35	[1]	820,961	822,138
Fannie Mae REMICS, Series 2005-57, Class EG
(LIBOR USD 1-Month plus 0.30%)
1.85%	03/25/35	[1]	128,878	128,850
Fannie Mae REMICS, Series 2006-56, Class FD
(LIBOR USD 1-Month plus 0.25%)
1.80%	07/25/36	[1]	111,418	111,412
Fannie Mae REMICS, Series 2006-84, Class WF
(LIBOR USD 1-Month plus 0.30%)
1.85%	02/25/36	[1]	131,030	131,087

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2007-68, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
5.15%	07/25/37	[1]	$170,531	$30,366
Fannie Mae REMICS, Series 2008-47, Class PF
(LIBOR USD 1-Month plus 0.50%)
2.05%	06/25/38	[1]	38,984	39,037
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		48,534	50,444
Fannie Mae REMICS, Series 2009-33, Class FB
(LIBOR USD 1-Month plus 0.82%)
2.37%	03/25/37	[1]	188,662	192,854
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
1.95%	10/25/40	[1]	107,610	108,119
Fannie Mae REMICS, Series 2010-119, Class FK
(LIBOR USD 1-Month plus 0.50%)
2.05%	04/25/40	[1]	8,312	8,312
Fannie Mae REMICS, Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
4.68%	11/25/36	[1]	593,268	93,879
Fannie Mae REMICS, Series 2010-35, Class FL
(LIBOR USD 1-Month plus 0.45%)
2.00%	07/25/38	[1]	181,266	181,423
Fannie Mae REMICS, Series 2011-124, Class DF
(LIBOR USD 1-Month plus 0.45%)
2.00%	08/25/40	[1]	628,227	631,073
Fannie Mae REMICS, Series 2011-71, Class FB
(LIBOR USD 1-Month plus 0.50%)
2.05%	05/25/37	[1]	253,047	253,896
Fannie Mae REMICS, Series 2011-8, Class PF
(LIBOR USD 1-Month plus 0.50%)
2.05%	01/25/40	[1]	152,174	152,721
Fannie Mae REMICS, Series 2012-19, Class FP
(LIBOR USD 1-Month plus 0.50%)
2.05%	12/25/39	[1]	818,855	832,897
Fannie Mae REMICS, Series 2012-33, Class F
(LIBOR USD 1-Month plus 0.52%)
2.07%	04/25/42	[1]	793,115	799,608

See accompanying notes to Schedule of Portfolio Investments.

124 / N-Q Report December 2017

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2013-75, Class FC
(LIBOR USD 1-Month plus 0.25%)
1.80%	07/25/42	[1]	$788,965	$788,380
Fannie Mae REMICS. Series 2004-92, Class FD
(LIBOR USD 1-Month plus 0.35%)
1.90%	05/25/34	[1]	761,644	763,220
Freddie Mac Gold Pool C90237
6.50%	11/01/18		4,423	4,899
Freddie Mac Gold Pool C90474
7.00%	08/01/21		20,339	21,207
Freddie Mac Gold Pool D93410
6.50%	04/01/19		6,084	6,180
Freddie Mac Gold Pool G13107
5.50%	07/01/20		34,130	34,307
Freddie Mac Non Gold Pool 775554
2.27%	10/01/18		36	36
Freddie Mac REMICS, Series 1526, Class L
6.50%	06/15/23		3,027	3,246
Freddie Mac REMICS, Series 2368, Class AF
(LIBOR USD 1-Month plus 0.95%)
2.43%	10/15/31	[1]	78,306	79,523
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		1,680	66
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
2.08%	10/15/33	[1]	837,329	847,526
Freddie Mac REMICS, Series 2763, Class FC
(LIBOR USD 1-Month plus 0.35%)
1.83%	04/15/32	[1]	431,534	432,068
Freddie Mac REMICS, Series 2945, Class LD
4.00%	02/15/35		9,617	9,687
Freddie Mac REMICS, Series 2990, Class DE
(LIBOR USD 1-Month plus 0.38%)
1.86%	11/15/34	[1]	563,473	565,529
Freddie Mac REMICS, Series 2990, Class LE
(LIBOR USD 1-Month plus 0.32%)
1.80%	10/15/34	[1]	480,144	480,897
Freddie Mac REMICS, Series 3066, Class PF
(LIBOR USD 1-Month plus 0.30%)
1.78%	04/15/35	[1]	863,547	864,699

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3085, Class FW
(LIBOR USD 1-Month plus 0.70%)
2.18%	08/15/35	[1]	$668,295	$679,455
Freddie Mac REMICS, Series 3139, Class FL
(LIBOR USD 1-Month plus 0.30%)
1.78%	01/15/36	[1]	804,104	804,606
Freddie Mac REMICS, Series 3172, Class FK
(LIBOR USD 1-Month plus 0.45%)
1.93%	08/15/33	[1]	358,253	358,788
Freddie Mac REMICS, Series 3196, Class FA
(LIBOR USD 1-Month plus 0.35%)
1.83%	04/15/32	[1]	709,627	710,331
Freddie Mac REMICS, Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
1.78%	08/15/35	[1]	621,958	621,591
Freddie Mac REMICS, Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
1.78%	08/15/35	[1]	124,943	124,869
Freddie Mac REMICS, Series 3346, Class FA
(LIBOR USD 1-Month plus 0.23%)
1.71%	02/15/19	[1]	5,903	5,906
Freddie Mac REMICS, Series 3652, Class PF
(LIBOR USD 1-Month plus 0.75%)
2.23%	07/15/32	[1]	61,833	62,189
Freddie Mac REMICS, Series 3767, Class JF
(LIBOR USD 1-Month plus 0.30%)
1.78%	02/15/39	[1]	611,216	613,294
Freddie Mac REMICS, Series 3780, Class LF
(LIBOR USD 1-Month plus 0.40%)
1.88%	03/15/29	[1]	18,471	18,471
Freddie Mac REMICS, Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
1.88%	11/15/40	[1]	373,019	373,612
Freddie Mac REMICS, Series 3806, Class DF
(LIBOR USD 1-Month plus 0.40%)
1.88%	08/15/25	[1]	249,863	250,984
Freddie Mac REMICS, Series 3828, Class TF

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 125

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.40%)
1.88%	04/15/29	[1]	$119,410	$119,606
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		148,251	148,646
Freddie Mac REMICS, Series 3845, Class FQ
(LIBOR USD 1-Month plus 0.25%)
1.73%	02/15/26	[1]	423,998	424,593
Freddie Mac REMICS, Series 3895, Class BF
(LIBOR USD 1-Month plus 0.50%)
1.98%	07/15/41	[1]	405,199	408,673
Freddie Mac REMICS, Series 3940, Class PF
(LIBOR USD 1-Month plus 0.35%)
1.83%	05/15/40	[1]	1,006,729	1,008,565
Freddie Mac REMICS, Series 3946, Class FG
(LIBOR USD 1-Month plus 0.35%)
1.83%	10/15/39	[1]	525,739	526,770
Freddie Mac REMICS, Series 4109, Class KF
(LIBOR USD 1-Month plus 0.40%)
1.88%	05/15/32	[1]	171,879	172,167
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
1.98%	06/15/42	[1]	591,381	597,036
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.25%	10/20/31	[1]	14,133	14,718
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	06/20/32	[1]	148,353	154,092
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	07/20/32	[1]	21,052	21,862
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	04/20/33	[1]	128,093	133,203
Ginnie Mae II Pool 8339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.25%	12/20/23	[1]	20,373	20,907
Ginnie Mae II Pool 8684

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	08/20/25	[1]	$32,351	$33,292
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	08/20/42	[1]	228,573	239,137
Ginnie Mae, Series 2001-22, Class FK
(LIBOR USD 1-Month plus 0.35%)
1.84%	05/16/31	[1]	907,700	909,688
Ginnie Mae, Series 2001-51, Class FA
(LIBOR USD 1-Month plus 0.50%)
1.99%	10/16/31	[1]	780,378	782,916
Ginnie Mae, Series 2002-16, Class FV
(LIBOR USD 1-Month plus 0.40%)
1.89%	02/16/32	[1]	978,423	982,215
Ginnie Mae, Series 2002-20, Class FC
(LIBOR USD 1-Month plus 0.30%)
1.79%	03/16/32	[1]	236,454	236,721
Ginnie Mae, Series 2002-72, Class FB
(LIBOR USD 1-Month plus 0.40%)
1.90%	10/20/32	[1]	207,722	208,123
Ginnie Mae, Series 2002-72, Class FC
(LIBOR USD 1-Month plus 0.40%)
1.90%	10/20/32	[1]	198,113	198,496
Ginnie Mae, Series 2003-42, Class FA
(LIBOR USD 1-Month plus 0.40%)
1.89%	07/16/31	[1]	969,972	974,993
Ginnie Mae, Series 2004-2, Class FW
(LIBOR USD 1-Month plus 1.40%)
2.76%	01/16/34	[1]	488,530	506,280
Ginnie Mae, Series 2009-66, Class UF
(LIBOR USD 1-Month plus 1.00%)
2.49%	08/16/39	[1]	199,174	203,734
Ginnie Mae, Series 2009-92, Class FC
(LIBOR USD 1-Month plus 0.80%)
2.29%	10/16/39	[1]	202,696	206,027
Ginnie Mae, Series 2010-108, Class PF
(LIBOR USD 1-Month plus 0.40%)
1.90%	02/20/38	[1]	52,575	52,585
Ginnie Mae, Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 6.50% Cap)
0.60%	06/16/37	[1]	2,735,314	54,987
Ginnie Mae, Series 2012-10, Class FP
(LIBOR USD 1-Month plus 0.30%)
1.80%	01/20/41	[1]	185,891	185,990
Ginnie Mae, Series 2012-13, Class KF

See accompanying notes to Schedule of Portfolio Investments.

126 / N-Q Report December 2017

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.30%)
1.80%	07/20/38	[1]	$445,344	$446,581
NCUA Guaranteed Notes, Series 2010-R1, Class A1
(LIBOR USD 1-Month plus 0.45%)
1.78%	10/07/20	[1]	625,916	627,603
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
1.96%	12/08/20	[1]	671,352	674,971
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)
1.73%	03/11/20	[1]	278,592	279,053

				31,822,506

Total Mortgage-Backed
(Cost $48,038,261)				48,095,005

U.S. TREASURY SECURITIES — 23.82%
U.S. Treasury Notes — 23.82%
U.S. Treasury Notes
1.38%	09/30/19		2,750,000	2,726,171
1.50%	10/31/19		14,155,000	14,059,343
1.75%	11/30/19		1,970,000	1,965,152
1.75%	11/15/20		4,575,000	4,549,266
1.88%	12/31/19		1,755,000	1,754,623
1.88%	12/15/20		1,420,000	1,416,034
2.13%	12/31/22		1,820,000	1,812,677

Total U.S. Treasury Securities
(Cost $28,393,964)				28,283,266

Total Bonds – 91.93%
(Cost $109,255,829)				109,171,137

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 11.25%
Foreign Government Obligations — 1.53%
Japan Treasury Discount Bill, Series 722 (Japan)
0.00%[9]	02/26/18	[3]	205,000,000	1,820,193

Money Market Funds — 4.09%
Dreyfus Government Cash Management Fund
1.19%[10]			291,000	291,000

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
1.20%[10]			$4,569,000	$4,569,000

				4,860,000

U.S. Treasury Bills — 5.63%
U.S. Treasury Bills
1.07%[9]	03/01/18	[11]	14,000	13,971
1.28%[9]	04/19/18		3,500,000	3,485,487
1.28%[9]	04/26/18		3,200,000	3,186,193

				6,685,651

Total Short-Term Investments
(Cost $13,393,797)				13,365,844

Total Investments – 103.18%
(Cost $122,649,626)				122,536,981

Liabilities in Excess of Other
Assets – (3.18)%				(3,777,603)

Net Assets – 100.00%				$118,759,378

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2017.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	Non-income producing security.

[6]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[7]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $32,783, which is 0.03% of total net assets.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Represents annualized yield at date of purchase.

[10]	Represents the current yield as of December 31, 2017.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $13,971.

†	Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 127

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 4,101,174	JPY 460,000,000	Goldman Sachs International	01/10/18	$ 15,343
USD 1,852,379	JPY 205,000,000	Goldman Sachs International	02/26/18	27,510

				42,853

JPY 460,000,000	USD 4,103,388	Goldman Sachs International	01/10/18	(17,556)

NET UNREALIZED APPRECIATION				$ 25,297

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	4	03/29/18	$856,438	$(257)	$(257)

See accompanying notes to Schedule of Portfolio Investments.

128  /  N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 88.08%
ASSET-BACKED SECURITIES — 12.85%**
321 Henderson Receivables VI LLC Series 2010-1A, Class B
9.31%	07/15/61	[1]	$445,513	$517,983
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.25%	07/25/56	[1,2]	5,344,534	5,357,224
AIMCO CLO, Series 2014-AA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.10%)
2.46%	07/20/26	[1,2,3]	2,900,000	2,905,238
American Money Management Corp. CLO, Series 2015-17A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
3.02%	11/15/27	[1,2,3]	5,175,000	5,184,911
ARES XXIX CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
2.54%	04/17/26	[1,2,3]	8,675,000	8,684,729
Babson CLO, Inc., Series 2004-3A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.32%)
2.68%	01/15/26	[1,2,3]	6,400,000	6,408,766
Babson CLO, Inc., Series 2044-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.51%	07/20/25	[1,2,3]	7,165,000	7,173,029
Ballyrock CLO LLC, Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.51%	10/20/26	[1,2,3]	7,995,000	8,003,959
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.37%)
1.92%	01/25/35	[1,2]	881,913	871,599
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.30%)
1.85%	04/25/35	[1,2]	1,553,141	1,512,718
BlueMountain CLO Ltd., Series 2014-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.93%)
2.29%	07/20/26	[1,2,3]	2,100,000	2,106,037
BlueMountain CLO Ltd., Series 2015-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
2.69%	04/13/27	[1,2,3]	6,250,000	6,294,075
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
(LIBOR USD 3-Month plus 0.20%)
1.75%	06/25/26	[2]	103,584	102,384

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc., Series 2006-2, Class A9
(LIBOR USD 3-Month plus 0.01%)
1.68%	12/26/24	[2]	$23,324	$23,291
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.26%	02/25/30	[2]	78,080	78,495
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
1.76%	03/25/42	[1,2]	3,330,407	3,142,926
CIT Education Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
1.97%	06/25/42	[1,2]	2,976,834	2,684,706
Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
2.24%	11/15/28	[1,2,3]	7,500,000	7,502,226
Dryden 41 Senior Loan Fund, Series 2015-41A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
2.86%	01/15/28	[1,2,3]	6,750,000	6,758,894
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.26%	10/15/27	[1,2,3]	9,500,000	9,512,236
Eaton Vance CLO Ltd., Series 2014-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.56%	07/15/26	[1,2,3]	8,000,000	8,009,606
Edsouth Indenture No. 3 LLC, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.73%)
2.28%	04/25/39	[1,2]	203,106	203,157
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.35%	04/26/32	[1,2]	3,465,000	3,416,469
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
2.60%	03/25/36	[2]	110,945	111,612
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
2.90%	03/25/36	[1,2]	6,400,000	6,582,313
Flagship CLO VIII Ltd., Series 2014-8A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 129

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
2.61%	01/16/26	[1,2,3]	$7,945,000	$7,982,667
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.20%	08/27/46	[1,2]	2,869,036	2,788,534
GE Business Loan Trust, Series 2005-1A, Class A3
(LIBOR USD 1-Month plus 0.25%)
1.73%	06/15/33	[1,2]	2,419,470	2,374,532
GE Business Loan Trust, Series 2005-2A, Class A
(LIBOR USD 1-Month plus 0.24%)
1.72%	11/15/33	[1,2]	4,462,639	4,384,754
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[1,3]	1,672,167	1,627,266
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
1.91%	08/25/42	[2]	535,826	498,479
Higher Education Funding, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.51%	05/25/34	[1,2]	1,686,424	1,688,405
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%	08/16/60	[1]	3,970,666	4,081,060
Limerock CLO III Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.56%	10/20/26	[1,2,3]	8,000,000	8,009,700
Magnetite XI CLO Ltd., Series 2014-9A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
2.37%	07/25/26	[1,2,3]	2,000,000	2,004,886
Mill Creek II CLO Ltd., Series 2016-1A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
3.11%	04/20/28	[1,2,3]	5,750,000	5,845,937
Navient Student Loan Trust, Series 2014-1, Class A4
(LIBOR USD 1-Month plus 0.75%)
2.30%	02/25/39	[2]	3,840,000	3,785,845
Navient Student Loan Trust, Series 2014-8, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.15%	05/27/49	[2]	6,120,000	6,143,264
Navient Student Loan Trust, Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.15%	04/25/40	[2]	9,370,000	9,381,538

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2015-1, Class B
(LIBOR USD 1-Month plus 1.50%)
3.05%	07/25/52	[2]	$5,000,000	$5,012,607
Navient Student Loan Trust, Series 2016-2, Class A3
(LIBOR USD 1-Month plus 1.50%)
3.05%	06/25/65	[1,2]	11,200,000	11,535,483
Navient Student Loan Trust, Series 2017-1A, Class A3
(LIBOR USD 1-Month plus 1.15%)
2.70%	07/26/66	[1,2]	16,200,000	16,617,497
Navient Student Loan Trust, Series 2017-3A, Class A3
(LIBOR USD 1-Month plus 1.05%)
2.60%	07/26/66	[1,2]	18,400,000	18,916,782
Nelnet Student Loan Trust, Series 2006-2, Class B
(LIBOR USD 3-Month plus 0.20%)
1.57%	01/25/38	[2]	4,496,488	4,232,526
Nelnet Student Loan Trust, Series 2007-1, Class A3
(LIBOR USD 3-Month plus 0.07%)
1.53%	05/27/25	[2]	2,700,000	2,685,747
Nelnet Student Loan Trust, Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
1.93%	10/27/36	[1,2]	157,181	157,292
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.50%	11/25/48	[1,2]	1,865,000	1,831,466
Nelnet Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
1.92%	04/25/46	[1,2]	6,391,642	6,394,101
Nelnet Student Loan Trust, Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.23%	06/25/54	[1,2]	11,000,000	10,853,425
Northstar Education Finance, Inc., Series 2007-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.75%)
2.13%	01/29/46	[2]	135,000	130,596
PHEAA Student Loan Trust, Series 2013-3A, Class A
(LIBOR USD 1-Month plus 0.75%)
2.30%	11/25/42	[1,2]	4,726,415	4,745,512
Scholar Funding Trust, Series 2011-A, Class A
(LIBOR USD 3-Month plus 0.90%)
2.28%	10/28/43	[1,2]	132,576	131,446

See accompanying notes to Schedule of Portfolio Investments.

130 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.66%	03/28/46	[1,2]	$136,432	$136,539
SLC Student Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	200,000	159,082
SLC Student Loan Trust I, Series 2005-3, Class A4
(LIBOR USD 3-Month plus 0.15%)
1.74%	12/15/39	[2]	13,800,000	13,156,367
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
1.71%	08/15/31	[2]	693,924	649,183
SLC Student Loan Trust, Series 2005-2, Class A4
(LIBOR USD 3-Month plus 0.16%)
1.75%	12/15/39	[2]	12,000,000	11,476,426
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
1.75%	03/15/55	[2]	13,120,000	12,610,228
SLC Student Loan Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.21%)
1.80%	03/15/55	[2]	2,813,155	2,672,375
SLC Student Loan Trust, Series 2007-1, Class A4
(LIBOR USD 3-Month plus 0.06%)
1.48%	05/15/29	[2]	12,912,690	12,793,393
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.19%	12/15/32	[2]	4,398,570	4,539,640
SLM Student Loan Trust I, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.55%)
2.06%	12/15/27	[1,2]	13,089,254	13,126,415
SLM Student Loan Trust I, Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
2.18%	03/15/38	[2]	6,106,278	5,791,385
SLM Student Loan Trust I, Series 2014-2, Class A3
(LIBOR USD 1-Month plus 0.59%)
2.14%	03/25/55	[2]	15,000,000	15,108,731
SLM Student Loan Trust, Series 2003-4, Class A5D
(LIBOR USD 3-Month plus 0.75%)
2.34%	03/15/33	[1,2]	2,971,245	2,951,193

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2003-7, Class B
(LIBOR USD 3-Month plus 0.57%)
2.16%	09/15/39	[2]	$4,326,614	$4,166,727
SLM Student Loan Trust, Series 2004-10, Class B
(LIBOR USD 3-Month plus 0.37%)
1.74%	01/25/40	[2]	12,175,918	11,403,537
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
1.84%	07/25/39	[2]	739,006	704,975
SLM Student Loan Trust, Series 2005-9, Class B
(LIBOR USD 3-Month plus 0.30%)
1.67%	01/25/41	[2]	1,456,202	1,343,443
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.54%	01/25/41	[2]	16,800,000	16,303,578
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
1.53%	01/25/41	[2]	1,800,000	1,744,145
SLM Student Loan Trust, Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
1.54%	07/25/25	[2]	12,800,000	11,667,436
SLM Student Loan Trust, Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
1.43%	01/25/22	[2]	215,000	209,060
SLM Student Loan Trust, Series 2007-3, Class B
(LIBOR USD 3-Month plus 0.15%)
1.52%	01/25/28	[2]	12,800,000	11,433,088
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
1.75%	10/25/24	[2]	13,620,998	13,621,273
SLM Student Loan Trust, Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
2.12%	10/27/70	[2]	2,195,000	2,086,520
SLM Student Loan Trust, Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
2.12%	04/25/23	[2]	10,658,490	10,655,111
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.57%	01/25/83	[2]	1,000,000	976,755

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 131

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.57%	04/26/83	[2]	$710,000	$700,845
SLM Student Loan Trust, Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
3.02%	07/25/22	[2]	1,730,424	1,775,378
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	04/25/73	[2]	710,000	709,068
SLM Student Loan Trust, Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
3.07%	07/25/23	[2]	15,394,369	15,892,143
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	07/25/73	[2]	7,315,000	7,475,363
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	07/26/83	[2]	710,000	712,109
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.22%	07/26/83	[2]	820,000	846,762
SLM Student Loan Trust, Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
2.87%	04/25/23	[2]	3,210,000	3,296,197
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
3.62%	10/25/75	[2]	735,000	777,059
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
2.87%	04/25/23	[2]	5,346,405	5,475,716
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
3.62%	10/25/83	[2]	7,235,000	7,524,889
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.30%	01/25/45	[1,2]	10,518,626	10,451,095
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
2.70%	10/25/34	[2]	2,680,000	2,747,043

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
2.75%	10/25/34	[2]	$4,035,000	$4,190,410
SLM Student Loan Trust, Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
2.50%	09/25/28	[2]	1,189,717	1,202,745
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
2.25%	01/25/29	[2]	1,735,452	1,743,366
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.20%	05/26/26	[2]	4,400,000	4,373,520
SLM Student Loan Trust, Series 2012-7, Class B
(LIBOR USD 1-Month plus 1.80%)
3.35%	09/25/43	[2]	2,200,000	2,210,014
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.10%	06/25/43	[2]	1,697,673	1,706,298
SLM Student Loan Trust, Series 2014-1, Class A2
(LIBOR USD 1-Month plus 0.38%)
1.93%	07/26/21	[2]	25,786	25,789
SLM Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.15%	02/26/29	[2]	1,670,000	1,654,311
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	1,†	1,980,529	2,241,925
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[1]	1,325,617	1,549,175
Upland CLO Ltd., Series 2016-1A, Class A1A (Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.96%	04/20/28	[1,2,3]	3,575,000	3,588,897
Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
2.24%	07/25/26	1,2,3,†	3,560,000	3,559,688
Voya CLO Ltd., Series 2015-2A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.40%)
2.76%	07/23/27	[1,2,3]	8,440,000	8,478,366

Total Asset-Backed Securities (Cost $513,228,505)				523,384,706

See accompanying notes to Schedule of Portfolio Investments.

132 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 0.69%*
Consumer Discretionary — 0.03%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
3.87%	02/16/24	[2,3]	$496,242	$496,639
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.32%	02/06/23	[2]	814,708	819,474

				1,316,113

Electric — 0.11%
Chief Power Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.32%	12/31/20	[2,4,5]	4,365,000	3,590,213
Homer City Generation LP, Term Loan B, 1st Lien
(LIBOR plus 11.00%)
12.57%	04/05/23	[2,4,5]	720,489	628,025
Vistra Energy Co. LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.02%	08/04/23	[2]	116,156	116,918
Vistra Energy Co. LLC, Term Loan C, 1st Lien
(LIBOR plus 2.50%)
3.83%	08/04/23	[2]	20,584	20,719

				4,355,875

Finance — 0.07%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.69%	10/06/23	[2]	2,652,629	2,676,078

Health Care — 0.13%
Air Medical Group Holdings, Inc., Term Loan B1, 1st Lien
(LIBOR plus 4.00%)
5.67%	04/28/22	[2]	878,052	879,259
Gilead Sciences, Inc., Term Loan
(LIBOR plus 1.00%)
2.34%	09/08/22	[2]	4,425,000	4,425,000

				5,304,259

Industrials — 0.07%
Tyco International Holdings SARL, Term Loan, 1st Lien
(LIBOR plus 1.75%)
3.09%	03/06/20	[2,4,5]	2,749,894	2,747,323

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology — 0.19%
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.07%	12/31/18	[2]	$4,800,905	$4,804,890
First Data Corp., Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.80%	04/26/24	[2]	3,075,353	3,080,028

				7,884,918

Real Estate Investment Trust (REIT) — 0.04%
Ventas Realty LP, Term Loan A
(LIBOR plus 0.98%)
2.54%	08/03/20	[2]	1,865,000	1,855,675

Services — 0.05%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	3,†	1,965,106	1,979,827

Total Bank Loans (Cost $28,932,224)				28,120,068

CORPORATES — 31.16%*
Automotive — 0.18%
Ford Motor Credit Co. LLC
2.02%	05/03/19		515,000	512,624
General Motors Co.
3.50%	10/02/18		5,710,000	5,770,461
Goodyear Tire & Rubber Co. (The)
4.88%	03/15/27		587,000	602,409
Metalsa SA de CV, Series REGS (Mexico)
4.90%	04/24/23	[3]	500,000	501,875

				7,387,369

Banking — 5.48%
Banco Continental Sa Via Continental Senior Trustees, Series REGS (Peru)
5.50%	11/18/20	[3]	950,000	1,028,375
Banco Internacional del Peru SAA Interbank, Series REGS (Peru)
6.63%	03/19/29	[3,6]	250,000	282,500
Banco Nacional de Comercio Exterior SNC/Cayman Islands (Mexico)
3.80%	08/11/26	[1,3,6]	2,000,000	1,999,290
Banco Nacional de Costa Rica, Series REGS (Costa Rica)
5.88%	04/25/21	[3]	250,000	260,050
Bank of America Corp.
3.42%	12/20/28	[1,6]	583,000	583,859
3.71%	04/24/28	[6]	10,760,000	11,031,862
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	6,175,000	6,161,387
3.59%	07/21/28	[6]	7,310,000	7,414,690

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 133

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)

Banking (continued)
Bank of America Corp. (MTN)
3.09%	10/01/25	[6]	$5,605,000	$5,597,220
3.82%	01/20/28	[6]	1,985,000	2,055,577
4.00%	04/01/24		649,000	686,644
5.65%	05/01/18		17,660,000	17,877,504
6.88%	04/25/18		17,629,000	17,895,339
Discover Bank
2.60%	11/13/18		10,870,000	10,907,734
Global Bank Corp. (Panama)
4.50%	10/20/21	[1,3]	540,000	551,340
Grupo Aval Ltd., Series REGS (Colombia)
4.75%	09/26/22	[3]	500,000	508,125
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[1,3]	6,425,000	6,529,329
JPMorgan Chase & Co.
1.80%	01/25/18		5,000,000	4,999,527
2.55%	10/29/20		657,000	659,446
3.22%	03/01/25	[6]	13,070,000	13,128,469
3.54%	05/01/28	[6]	7,499,000	7,620,634
3.90%	07/15/25		3,864,000	4,042,221
6.00%	01/15/18		7,000,000	7,009,772
6.30%	04/23/19		4,925,000	5,188,276
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[3,6]	5,780,000	5,730,983
PNC Bank N.A.
1.80%	11/05/18		5,000,000	4,994,215
PNC Bank N.A. (BKNT)
1.45%	07/29/19		2,750,000	2,716,247
1.50%	02/23/18		5,000,000	4,998,107
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[3]	1,300,000	1,299,922
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[3]	3,000,000	3,008,725
3.05%	08/23/18	[3]	425,000	427,949
5.00%	11/07/23	[1,3]	3,100,000	3,318,947
UBS AG/London (Switzerland)
(LIBOR USD 3-Month plus 0.32%)
1.80%	05/28/19	[1,2,3]	3,000,000	3,000,864
UBS AG/Stamford CT (GMTN) (Switzerland)
2.38%	08/14/19	[3]	5,000,000	5,003,725
(LIBOR USD 3-Month plus 0.70%)
2.37%	03/26/18	[2,3]	3,000,000	3,005,412
Wachovia Corp. (MTN)
5.75%	02/01/18		17,654,000	17,709,222

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)

Banking (continued)
Wells Fargo & Co.
3.00%	04/22/26		$16,985,000	$16,707,083
3.00%	10/23/26		6,435,000	6,314,567
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[6]	10,490,000	10,714,942

				222,970,080

Commercial Services — 0.07%
Brink’s Co. (The)
4.63%	10/15/27	[1]	1,200,000	1,179,000
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	1,731,000	1,737,491

				2,916,491

Communications — 3.01%
Altice U.S. Finance I Corp.
5.38%	07/15/23	[1]	2,700,000	2,767,500
5.50%	05/15/26	[1]	2,500,000	2,553,125
AMC Networks, Inc.
4.75%	08/01/25		1,750,000	1,741,250
AT&T, Inc.
3.40%	05/15/25		4,000,000	3,944,486
4.13%	02/17/26		6,400,000	6,557,236
4.35%	06/15/45		1,500,000	1,387,295
4.50%	03/09/48		3,000,000	2,822,695
4.80%	06/15/44		5,322,000	5,230,768
4.90%	08/14/37		3,620,000	3,676,952
5.15%	11/15/46	[1]	3,900,000	4,000,893
CBS Corp.
3.70%	06/01/28	[1]	3,000,000	2,962,614
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	[1]	5,381,000	5,266,654
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	[1]	225,000	226,687
6.38%	09/15/20	[1]	562,000	570,781
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20		1,250,000	1,274,052
6.48%	10/23/45		5,640,000	6,610,926
CSC Holdings LLC
5.50%	04/15/27	[1]	675,000	690,187
8.63%	02/15/19		700,000	740,250
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[3]	4,626,000	3,793,320
9.75%	07/15/25	[1,3]	800,000	772,000

See accompanying notes to Schedule of Portfolio Investments.

134 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Level 3 Financing, Inc.
5.13%	05/01/23	$1,178,000	$1,183,890
5.63%	02/01/23	2,250,000	2,272,500
Qualitytech LP/QTS Finance Corp.
4.75%	11/15/25[1]	981,000	993,263
Qwest Corp.
6.75%	12/01/21	2,235,000	2,413,800
Sirius XM Radio, Inc.
3.88%	08/01/22[1]	750,000	756,487
Softbank Group Corp. (Japan)
4.50%	04/15/20[1,3]	3,600,000	3,685,680
Sprint Communications, Inc.
9.00%	11/15/18[1]	7,350,000	7,754,250
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21[1]	8,915,625	8,960,203
Time Warner Cable LLC
6.75%	07/01/18	3,606,000	3,686,378
Time Warner, Inc.
3.80%	02/15/27	5,020,000	5,021,446
T-Mobile USA, Inc.
4.00%	04/15/22	1,000,000	1,027,500
6.63%	04/01/23	1,500,000	1,560,000
6.84%	04/28/23	1,745,000	1,832,250
Verizon Communications, Inc.
4.50%	08/10/33	5,430,000	5,687,512
4.52%	09/15/48	4,090,000	4,043,770
4.86%	08/21/46	5,270,000	5,517,903
5.01%	04/15/49	2,810,000	2,958,974
Viacom, Inc.
3.45%	10/04/26	2,500,000	2,378,551
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/26[1,3]	840,000	851,550
5.50%	08/15/26[1,3]	2,260,000	2,316,500

			122,492,078

Consumer Discretionary — 1.31%
Altria Group, Inc.
9.70%	11/10/18	3,697,000	3,933,510
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26	2,000,000	2,067,066
4.90%	02/01/46	3,370,000	3,919,234
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18[1,3]	11,600,000	11,591,425
Central Garden & Pet Co.
5.13%	02/01/28	2,273,000	2,270,159
6.13%	11/15/23	1,500,000	1,595,625

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Constellation Brands, Inc.
2.00%	11/07/19	$10,000,000	$9,939,679
6.00%	05/01/22	1,195,000	1,344,395
First Quality Finance Co., Inc.
4.63%	05/15/21[1]	2,879,000	2,907,790
5.00%	07/01/25[1]	305,000	311,863
High Ridge Brands Co.
8.88%	03/15/25[1]	2,175,000	1,946,625
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
4.75%	06/01/27[1]	512,000	524,800
Pernod Ricard SA (France)
4.45%	01/15/22[1,3]	4,540,000	4,824,440
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.75%	10/15/20	3,202,901	3,266,959
Suntory Holdings Ltd. (Japan)
2.55%	09/29/19[1,3]	3,015,000	3,019,225

			53,462,795

Consumer Products — 0.15%
BAT Capital Corp.
2.30%	08/14/20[1]	6,000,000	5,970,758

Electric — 2.02%
AEP Texas Central Co.
3.85%	10/01/25[1]	6,455,000	6,742,435
AES Panama SRL, Series REGS (Panama)
6.00%	06/25/22[3]	250,000	263,350
Alabama Power Capital Trust V
4.79%	10/01/42[6]	1,300,000	1,294,265
Dominion Resources, Inc.
5.75%	10/01/54[6]	2,875,000	3,112,187
Dominion Resources, Inc., Series A
1.88%	01/15/19	4,400,000	4,391,253
Duke Energy Carolinas LLC
3.70%	12/01/47	2,070,000	2,138,161
Duke Energy Progress LLC
3.25%	08/15/25	3,000,000	3,065,435
Duquesne Light Holdings, Inc.
6.40%	09/15/20[1]	4,641,000	5,105,339
Entergy Corp.
4.00%	07/15/22	2,000,000	2,091,395
Entergy Louisiana LLC
6.50%	09/01/18	5,000,000	5,143,305
Eskom Holdings SOC Ltd., Series REGS (South Africa)
7.13%	02/11/25[3]	1,000,000	1,025,000
FirstEnergy Transmission LLC
4.35%	01/15/25[1]	2,131,000	2,259,419

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 135

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
ITC Holdings Corp.
3.25%	06/30/26		$3,000,000	$2,987,683
3.65%	06/15/24		1,426,000	1,472,635
Kansas City Power & Light Co.
3.15%	03/15/23		6,250,000	6,285,677
Metropolitan Edison Co.
4.00%	04/15/25	[1]	3,000,000	3,122,593
7.70%	01/15/19		2,230,000	2,345,865
MidAmerican Energy Co.
3.10%	05/01/27		1,165,000	1,172,303
4.25%	05/01/46		3,310,000	3,725,382
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		1,000,000	1,029,879
Perusahaan Gas Negara Persero TBK PT (Indonesia)
5.13%	05/16/24	[1,3]	1,650,000	1,775,813
Public Service Co. of New Mexico
3.85%	08/01/25		3,500,000	3,602,989
5.35%	10/01/21		50,000	53,961
Public Service Electric & Gas Co., Series CC
9.25%	06/01/21		7,920,000	9,498,618
Southern Co. Gas Capital Corp.
3.25%	06/15/26		3,350,000	3,307,061
Southwestern Electric Power Co.
3.55%	02/15/22		3,000,000	3,082,883
6.45%	01/15/19		1,885,000	1,963,347

				82,058,233

Energy — 2.05%
Antero Resources Corp.
5.00%	03/01/25		400,000	409,520
Centennial Resource Production LLC
5.38%	01/15/26	[1]	1,100,000	1,123,375
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		700,000	725,830
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[1]	1,905,000	1,914,620
Diamondback Energy, Inc.
5.38%	05/31/25		900,000	931,500
Enbridge Energy Partners LP
5.88%	10/15/25		2,500,000	2,831,090
Endeavor Energy Resources LP/EER Finance, Inc.
5.50%	01/30/26	[1]	2,000,000	2,040,000
Energy Transfer Partners LP
5.15%	03/15/45		6,556,000	6,381,663
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[1]	1,375,000	1,473,199

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Gulfport Energy Corp.
6.38%	05/15/25		$315,000	$317,756
Hess Corp.
7.88%	10/01/29		1,855,000	2,308,382
Kinder Morgan Energy Partners LP
5.80%	03/15/35		240,000	266,444
Kinder Morgan, Inc.
5.30%	12/01/34		1,000,000	1,069,726
5.63%	11/15/23	[1]	3,572,000	3,948,647
Lukoil International Finance BV, Series REGS (Netherlands)
4.56%	04/24/23	[3]	600,000	624,750
Newfield Exploration Co.
5.63%	07/01/24		1,816,000	1,956,740
5.75%	01/30/22		600,000	643,500
Noble Energy, Inc.
3.90%	11/15/24		934,000	964,670
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[1]	1,900,000	1,914,250
5.38%	01/15/25	[1]	400,000	406,000
5.63%	10/15/27	[1]	1,450,000	1,480,813
Petrobras Global Finance BV (Netherlands)
4.38%	05/20/23	[3]	360,000	357,840
Petroleos del Peru SA, Series REGS (Peru)
4.75%	06/19/32	[3]	500,000	506,875
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[3]	75,000	73,549
Petroleos Mexicanos, Series REGS (Mexico)
5.38%	03/13/22	[3]	4,750,000	5,046,875
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		6,250,000	6,448,125
QEP Resources, Inc.
5.25%	05/01/23		1,000,000	1,016,860
Rockies Express Pipeline LLC
5.63%	04/15/20	[1]	1,950,000	2,052,375
6.00%	01/15/19	[1]	500,000	516,250
Ruby Pipeline LLC
6.00%	04/01/22	[1]	6,486,742	6,841,056
Sabine Pass Liquefaction LLC
5.63%	03/01/25		3,000,000	3,307,500
Spectra Energy Partners LP
4.60%	06/15/21		3,810,000	4,031,231
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		5,000,000	5,023,342
TC PipeLines LP
4.38%	03/13/25		3,000,000	3,137,082
4.65%	06/15/21		2,300,000	2,416,809

See accompanying notes to Schedule of Portfolio Investments.

136 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Texas Eastern Transmission LP
2.80%	10/15/22	[1]	$3,000,000	$2,975,177
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	2,354,400	2,478,006
Williams Partners LP
3.60%	03/15/22		1,354,000	1,386,316
5.10%	09/15/45		2,000,000	2,186,912

				83,534,655

Finance — 5.61%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
3.75%	05/15/19	[3]	3,550,000	3,607,383
Alta Wind Holdings LLC
7.00%	06/30/35	[1,4,5]	1,905,892	2,235,666
American Express Co.
7.00%	03/19/18		4,000,000	4,043,670
American Express Credit Corp. (MTN)
2.20%	03/03/20		5,000,000	4,986,438
Bear Stearns Cos. LLC (The)
7.25%	02/01/18		13,600,000	13,654,541
Citigroup, Inc.
1.70%	04/27/18		6,000,000	5,994,501
1.75%	05/01/18		5,000,000	4,991,969
1.80%	02/05/18		6,415,000	6,414,472
2.05%	12/07/18		5,000,000	4,995,897
2.50%	09/26/18		14,000,000	14,017,542
3.67%	07/24/28	[6]	3,500,000	3,550,921
6.13%	05/15/18		11,705,000	11,883,390
8.50%	05/22/19		3,050,000	3,305,261
Fondo MIVIVIENDA SA, Series REGS (Peru)
3.50%	01/31/23	[3]	1,000,000	1,006,250
Ford Motor Credit Co. LLC
2.15%	01/09/18		2,500,000	2,499,991
2.38%	01/16/18		3,150,000	3,150,415
5.00%	05/15/18		2,000,000	2,020,569
(LIBOR USD 3-Month plus 0.94%)
2.29%	01/09/18	[2]	400,000	400,036
Ford Motor Credit Co. LLC (MTN)
2.94%	01/08/19		5,000,000	5,031,225
GE Capital International Funding Co.
(Ireland)
4.42%	11/15/35	[3]	4,462,000	4,838,121
General Electric Corp. (MTN)
4.65%	10/17/21		70,000	75,075
(LIBOR USD 3-Month plus 0.48%)
1.90%	08/15/36	[2]	4,085,000	3,553,027

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Motors Financial Co., Inc.
2.40%	05/09/19		$2,500,000	$2,501,433
3.10%	01/15/19		4,000,000	4,018,643
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		4,475,000	4,730,618
Goldman Sachs Group, Inc. (MTN) (The)
3.85%	07/08/24		9,710,000	10,073,868
Goldman Sachs Group, Inc. (The)
2.63%	01/31/19		10,000,000	10,044,100
2.90%	07/19/18		1,000,000	1,004,689
3.27%	09/29/25	[6]	5,650,000	5,629,771
5.95%	01/18/18		10,075,000	10,090,996
6.15%	04/01/18		17,276,000	17,458,899
Guanay Finance Ltd. (Cayman Islands)
6.00%	12/15/20	[1,3]	158,829	163,919
International Lease Finance Corp.
7.13%	09/01/18	[1]	6,300,000	6,500,813
Midas Intermediate Holdco II LLC/ Midas Intermediate Holdco II Finance, Inc.
7.88%	10/01/22	[1]	2,500,000	2,531,250
Morgan Stanley
1.88%	01/05/18		2,000,000	1,999,961
3.63%	01/20/27		2,725,000	2,792,130
(LIBOR USD 3-Month plus 0.93%)
2.29%	07/22/22	[2]	10,000,000	10,085,432
Morgan Stanley (GMTN)
5.50%	07/24/20		3,000,000	3,218,470
6.63%	04/01/18		21,642,000	21,880,452
7.30%	05/13/19		2,740,000	2,922,098
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,111,386
Morgan Stanley, Series 3NC2 (LIBOR USD 3-Month plus 0.80%)
2.21%	02/14/20	[2]	2,025,000	2,033,406
Tanner Servicios Financieros SA, Series REGS (Chile)
4.38%	03/13/18	[3]	500,000	501,140

				228,549,834

Food — 0.57%
BRF SA, Series REGS (Brazil)
3.95%	05/22/23	[3]	560,000	555,100
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[1]	734,000	779,875
Kraft Heinz Foods Co.
3.00%	06/01/26		3,478,000	3,352,963
5.20%	07/15/45		5,500,000	6,089,707
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[1,3]	6,700,000	6,611,734

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 137

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Pilgrim’s Pride Corp.
5.88%	09/30/27	[1]	$1,000,000	$1,032,500
Post Holdings, Inc.
5.63%	01/15/28	[1]	329,000	331,155
5.75%	03/01/27	[1]	2,360,000	2,407,200
Tyson Foods, Inc. (LIBOR USD 3-Month plus 0.45%)
1.89%	08/21/20	[2]	2,185,000	2,194,140

				23,354,374

Gaming — 0.15%
Golden Nugget, Inc.
6.75%	10/15/24	[1]	2,430,000	2,478,600
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%	08/15/21	[1]	1,735,000	1,726,325
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
5.88%	05/15/25	[1]	2,101,000	2,001,203

				6,206,128

Health Care — 4.30%
Abbott Laboratories
3.75%	11/30/26		6,235,000	6,417,910
AbbVie, Inc.
1.80%	05/14/18		1,500,000	1,499,402
4.30%	05/14/36		1,000,000	1,074,914
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[3]	8,000,000	8,006,722
3.80%	03/15/25	[3]	4,306,000	4,390,373
4.55%	03/15/35	[3]	1,500,000	1,591,937
Aetna, Inc.
2.80%	06/15/23		1,577,000	1,550,603
Amgen, Inc.
4.40%	05/01/45		1,880,000	2,053,801
4.66%	06/15/51		2,000,000	2,252,673
Anthem, Inc.
1.88%	01/15/18		8,295,000	8,294,565
2.50%	11/21/20		4,605,000	4,598,427
3.50%	08/15/24		8,171,000	8,347,823
3.65%	12/01/27		3,865,000	3,943,684
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	[3]	2,246,000	2,227,667
3.38%	11/16/25	[3]	2,130,000	2,165,230
Becton Dickinson and Co.
2.13%	06/06/19		2,920,000	2,914,457
Biogen, Inc.
5.20%	09/15/45		3,423,000	4,077,452

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Celgene Corp.
2.75%	02/15/23		$5,780,000	$5,739,083
2.88%	08/15/20		4,300,000	4,342,800
5.00%	08/15/45		3,250,000	3,692,348
Centene Corp.
4.75%	01/15/25		4,225,000	4,309,500
CHS/Community Health Systems, Inc.
6.25%	03/31/23		2,100,000	1,900,500
Cigna Corp.
3.05%	10/15/27		5,570,000	5,419,551
4.50%	03/15/21		1,795,000	1,887,953
DaVita, Inc.
5.13%	07/15/24		1,218,000	1,232,464
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[1]	1,015,000	1,047,068
5.63%	07/31/19	[1]	5,167,000	5,407,224
6.50%	09/15/18	[1]	4,591,000	4,734,639
Gilead Sciences, Inc.
4.15%	03/01/47		3,155,000	3,364,506
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,890,895
HCA, Inc.
4.75%	05/01/23		3,779,000	3,920,713
5.00%	03/15/24		500,000	521,250
6.50%	02/15/20		2,175,000	2,316,375
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[1]	488,000	512,400
Humana, Inc.
2.90%	12/15/22		5,475,000	5,456,245
Kaiser Foundation Hospitals
3.15%	05/01/27		5,791,000	5,803,441
Molina Healthcare, Inc.
4.88%	06/15/25	[1]	1,465,000	1,468,663
5.38%	11/15/22		879,000	920,753
MPH Acquisition Holdings LLC
7.13%	06/01/24	[1]	1,800,000	1,930,500
Novartis Capital Corp.
4.40%	05/06/44		2,000,000	2,298,633
NYU Hospitals Center
4.37%	07/01/47		5,000,000	5,400,653
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[3]	5,686,000	5,636,893
2.40%	09/23/21	[3]	6,225,000	6,132,439
Surgery Center Holdings, Inc.
6.75%	07/01/25	[1]	1,137,000	1,080,150
Teleflex, Inc.
4.63%	11/15/27		925,000	934,111

See accompanying notes to Schedule of Portfolio Investments.

138 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Tenet Healthcare Corp.
4.50%	04/01/21		$2,250,000	$2,269,687
4.63%	07/15/24	[1]	1,757,000	1,719,664
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.40%	07/20/18	[3]	2,745,000	2,721,996
1.70%	07/19/19	[3]	2,015,000	1,967,784
2.80%	07/21/23	[3]	950,000	828,306
Valeant Pharmaceuticals International, Inc.
7.25%	07/15/22	[1]	90,000	91,350
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[1,3]	1,000,000	920,000
5.50%	11/01/25	[1,3]	2,087,000	2,133,957
5.88%	05/15/23	[1,3]	1,200,000	1,117,140
6.13%	04/15/25	[1,3]	6,101,000	5,628,173
WellCare Health Plans, Inc.
5.25%	04/01/25		1,128,000	1,192,860

				175,300,307

Industrials — 1.07%
Amcor Finance USA, Inc.
3.63%	04/28/26	[1]	2,125,000	2,099,228
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.25%	09/15/22	[1,3]	1,000,000	1,022,500
4.63%	05/15/23	[1,3]	1,100,000	1,125,080
Clean Harbors, Inc.
5.13%	06/01/21		3,000,000	3,037,500
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		2,000,000	1,975,000
Embraer SA (Brazil)
5.15%	06/15/22	[3]	500,000	536,450
Graphic Packaging International, Inc.
4.88%	11/15/22		500,000	532,500
Heathrow Funding Ltd. (United Kingdom)
4.88%	07/15/21	[1,3]	700,000	748,404
L3 Technologies, Inc.
4.75%	07/15/20		3,434,000	3,615,737
5.20%	10/15/19		5,335,000	5,592,520
Northrop Grumman Corp.
3.25%	01/15/28		5,690,000	5,710,451
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	661,000	663,545
Sealed Air Corp.
5.25%	04/01/23	[1]	1,750,000	1,872,500
5.50%	09/15/25	[1]	1,000,000	1,092,500

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Siemens Financieringsmaatschappij NV (Netherlands)
2.35%	10/15/26	[1,3]	$2,750,000	$2,589,201
Silgan Holdings, Inc.
4.75%	03/15/25	[1]	88,000	90,640
Tennant Co.
5.63%	05/01/25	[1]	716,000	753,590
United Technologies Corp. (STEP)
1.78%	05/04/18		10,625,000	10,609,634

				43,666,980

Information Technology — 0.50%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20	[1]	8,297,000	8,252,337
CDK Global, Inc.
4.88%	06/01/27	[1]	132,000	133,320
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[1]	3,067,000	3,072,751
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[1,3]	400,000	405,244
4.13%	06/01/21	[1,3]	800,000	818,000
Oracle Corp.
3.25%	11/15/27		3,860,000	3,921,663
Quintiles IMS, Inc.
4.88%	05/15/23	[1]	2,520,000	2,617,650
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[1]	1,250,000	1,278,125

				20,499,090

Insurance — 0.52%
Farmers Exchange Capital
7.20%	07/15/48	[1]	150,000	199,441
Farmers Exchange Capital II
6.15%	11/01/53	[1,6]	2,500,000	2,875,645
Farmers Insurance Exchange
4.75%	11/01/57	[1,6]	3,800,000	3,820,140
8.63%	05/01/24	[1]	942,000	1,187,187
MetLife, Inc.
6.40%	12/15/36		4,914,000	5,700,240
Nationwide Mutual Insurance Co.
3.88%	12/15/24	[1,6]	3,825,000	3,825,000
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[1,6]	3,425,000	3,469,342

				21,076,995

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 139

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials — 0.19%
Axalta Coating Systems LLC
4.88%	08/15/24	[1]	$2,650,000	$2,785,813
Fresnillo PLC, Series REGS (United Kingdom)
5.50%	11/13/23	[3]	500,000	549,375
Gerdau Holdings, Inc., Series REGS
7.00%	01/20/20		457,000	492,417
Gold Fields Orogen Holdings BVI Ltd., Series REGS (British Virgin Islands)
4.88%	10/07/20	[3]	250,000	256,563
Vale Overseas Ltd. (Cayman Islands)
4.38%	01/11/22	[3]	525,000	544,163
Valvoline, Inc.
4.38%	08/15/25		375,000	379,219
5.50%	07/15/24		2,299,000	2,454,183
Volcan Cia Minera SAA, Series REGS (Peru)
5.38%	02/02/22	[3]	300,000	315,375

				7,777,108

Real Estate Investment Trust (REIT) — 3.06%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		5,000,000	5,023,434
3.45%	04/30/25		3,040,000	3,011,637
3.90%	06/15/23		2,500,000	2,584,163
4.60%	04/01/22		1,000,000	1,066,934
American Campus Communities Operating Partnership LP
3.35%	10/01/20		1,735,000	1,769,741
3.63%	11/15/27		2,566,000	2,540,761
American Tower Corp.
3.00%	06/15/23		3,130,000	3,125,702
3.40%	02/15/19		10,000,000	10,108,257
AvalonBay Communities, Inc. (GMTN)
3.63%	10/01/20		1,500,000	1,542,902
Boston Properties LP
5.63%	11/15/20		1,750,000	1,893,833
5.88%	10/15/19		200,000	210,900
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		1,000,000	1,033,429
Crown Castle International Corp.
3.20%	09/01/24		5,360,000	5,305,971
Education Realty Operating Partnership LP
4.60%	12/01/24		3,240,000	3,309,947
HCP, Inc.
3.75%	02/01/19		13,255,000	13,424,823
3.88%	08/15/24		3,100,000	3,176,181
4.25%	11/15/23		945,000	993,201
Healthcare Realty Trust, Inc.
3.88%	05/01/25		2,500,000	2,532,772

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Highwoods Realty LP
7.50%	04/15/18		$800,000	$811,600
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%	05/01/24		2,000,000	2,140,000
Piedmont Operating Partnership LP
3.40%	06/01/23		5,160,000	5,132,575
Post Apartment Homes LP
3.38%	12/01/22		100,000	101,441
Realty Income Corp.
2.00%	01/31/18		9,460,000	9,458,746
SBA Communications Corp.
4.00%	10/01/22	[1]	4,851,000	4,869,191
SL Green Realty Corp.
4.50%	12/01/22		3,000,000	3,145,045
5.00%	08/15/18		895,000	906,303
7.75%	03/15/20		2,375,000	2,626,224
Ventas Realty LP
3.25%	10/15/26		5,000,000	4,855,883
3.75%	05/01/24		1,000,000	1,028,597
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		3,625,000	3,624,900
4.00%	04/30/19		4,489,000	4,569,851
VEREIT Operating Partnership LP
3.00%	02/06/19		1,200,000	1,205,250
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[1]	1,500,000	1,509,630
3.25%	10/05/20	[1]	7,000,000	7,131,579
Welltower, Inc.
2.25%	03/15/18		1,990,000	1,991,264
4.95%	01/15/21		1,020,000	1,084,981
5.13%	03/15/43		4,946,000	5,563,864

				124,411,512

Retail — 0.50%
Alimentation Couche-Tard, Inc. (Canada)
3.55%	07/26/27	[1,3]	4,210,000	4,208,806
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[1,3]	2,355,000	2,355,000
Cumberland Farms, Inc.
6.75%	05/01/25	[1]	2,517,000	2,671,166
CVS Health Corp.
2.25%	12/05/18		5,000,000	5,003,366
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		5,824,000	5,959,897

				20,198,235

See accompanying notes to Schedule of Portfolio Investments.

140 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)

Services — 0.04%
Gartner, Inc.
5.13%	04/01/25	[1]	$500,000	$523,750
IHS Markit Ltd. (United Kingdom)
5.00%	11/01/22	[1,3]	168,000	182,986
KAR Auction Services, Inc.
5.13%	06/01/25	[1]	1,050,000	1,077,563

				1,784,299

Transportation — 0.38%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		1,127,797	1,227,156
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		38,223	40,443
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		1,768,989	1,869,006
American Airlines Pass-Through Trust, Series 2015-2, Class AA
3.60%	09/22/27		2,634,583	2,687,934
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		5,450	5,453
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		1,773,397	1,817,732
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20		1,190,934	1,249,052
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		339,756	368,636
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		352,268	378,972
Continental Airlines Pass-Through Trust, Series 2001-1, Class A1
6.70%	06/15/21		23,644	25,682
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		2,336,572	2,551,420
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20		40,793	42,608
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		1,015,226	1,126,689
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		986,622	1,097,433

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)

Transportation (continued)
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		$753,365	$794,093
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		90,857	100,961

				15,383,270

Total Corporates
(Cost $1,256,264,610)				1,269,000,591

FOREIGN GOVERNMENT OBLIGATIONS — 1.41%
Foreign Government Obligations — 1.41%
Brazilian Government International Bond (Brazil)
2.63%	01/05/23	[3]	4,800,000	4,632,480
Chile Government International Bond (Chile)
2.25%	10/30/22	[3]	5,200,000	5,129,280
Colombia Government International Bond (Colombia)
4.50%	01/28/26	[3]	4,600,000	4,914,525
Corp. Financiera de Desarrollo SA, Series REGS (Peru)
4.75%	07/15/25	[3]	2,000,000	2,134,000
Costa Rica Government International Bond, Series REGS (Costa Rica)
4.25%	01/26/23	[3]	2,300,000	2,240,430
Croatia Government International Bond, Series REGS (Croatia)
6.63%	07/14/20	[3]	2,300,000	2,508,171
Dominican Republic International Bond, Series REGS (Dominican Republic)
6.60%	01/28/24	[3]	3,750,000	4,214,063
Hazine Mustesarligi Varlik Kiralama AS, Series REGS (Turkey)
4.49%	11/25/24	[3]	270,000	265,915
Hungary Government International Bond (Hungary)
5.75%	11/22/23	[3]	2,800,000	3,207,604
Kazakhstan Government International Bond, Series REGS (EMTN) (Kazakhstan)
5.13%	07/21/25	[3]	4,150,000	4,627,250
Magyar Export-Import Bank Zrt (Hungary)
4.00%	01/30/20	[1,3]	900,000	922,500
Panama Government International Bond (Panama)
4.00%	09/22/24	[3]	1,000,000	1,064,700
Paraguay Government International Bond, Series REGS (Paraguay)
4.63%	01/25/23	[3]	950,000	1,000,255
Perusahaan Penerbit SBSN, Indonesia III (Indonesia)
4.35%	09/10/24	[1,3]	5,500,000	5,822,575

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 141

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Republic of Azerbaijan International Bond, Series REGS (Azerbaijan)
4.75%	03/18/24	[3]	$1,200,000	$1,241,520
Republic of Serbia, Series REGS (Serbia)
4.88%	02/25/20	[3]	3,000,000	3,115,200
Russian Foreign Bond - Eurobond, Series REGS (Russia)
4.88%	09/16/23	[3]	3,600,000	3,902,166
South Africa Government International Bond (South Africa)
4.67%	01/17/24	[3]	1,100,000	1,129,590
Turkey Government International Bond (Turkey)
5.13%	03/25/22	[3]	4,200,000	4,361,700
Uruguay Government International Bond (Uruguay)
4.38%	10/27/27	[3]	1,200,000	1,296,000

Total Foreign Government Obligations
(Cost $56,677,190)				57,729,924

MORTGAGE-BACKED — 39.69%**
Non-Agency Commercial Mortgage-Backed — 7.80%
BAMLL Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[1]	4,970,000	5,242,852
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[1]	3,710,000	3,755,803
Bayview Commercial Asset Trust, Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
1.98%	08/25/34	[1,2]	1,386,152	1,341,542
BBCMS Trust, Series 2013-TYSN, Class A2
3.76%	09/05/32	[1]	4,675,000	4,830,971
Bear Stearns Commercial Mortgage Securities, Series Trust 2004-PWR5, Class F
5.48%	07/11/42	[1,6]	906,986	915,141
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.81%	09/10/45	[1,4,5,6]	44,359,227	2,919,746
Commercial Mortgage Trust, Series 2012-CR4, Class XA
1.80%	10/15/45	[4,5,6]	49,905,680	3,188,639
Commercial Mortgage Trust, Series 2012-CR5, Class XA (IO)
1.65%	12/10/45	[4,5,6]	79,410,923	4,911,105
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[1]	2,840,000	3,047,000

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust, Series 2013-CR13, Class A2
3.04%	11/12/46		$10,060,000	$10,138,715
Commercial Mortgage Trust, Series 2013-LC13, Class A2
3.01%	08/10/46		20,200,000	20,306,971
Commercial Mortgage Trust, Series 2013-LC6, Class XA
1.46%	01/10/46	[4,5,6]	41,442,480	2,278,031
Commercial Mortgage Trust, Series 2013-WWP, Class A2
3.42%	03/10/31	[1]	3,245,000	3,369,693
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[1,6]	6,275,000	6,518,501
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class ASB
3.35%	04/15/50		16,500,000	16,989,758
GE Business Loan Trust, Series 2006-2A, Class A
0.51%	11/15/34	[1]	11,369,171	11,033,055
GS Mortgage Securities Corp. II, Series 2013-KING, Class A
2.71%	12/10/27	[1]	2,616,860	2,630,376
GS Mortgage Securities Trust, Series 2010-C1, Class X (IO)
1.38%	08/10/43	[1,4,5,6]	42,564,518	1,240,062
GS Mortgage Securities Trust, Series 2012-ALOH, Class A
3.55%	04/10/34	[1]	6,500,000	6,708,686
GS Mortgage Securities Trust, Series 2012-GC6, Class XA (IO)
1.96%	01/10/45	[1,4,5,6]	53,684,709	3,415,593
GS Mortgage Securities Trust, Series 2012-SHOP, Class A
2.93%	06/05/31	[1]	6,501,000	6,558,280
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2
3.02%	08/15/46		12,362,384	12,449,445
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class XA
0.76%	08/15/46	[4,5,6]	114,750,819	2,596,323
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA
1.25%	11/15/45	[4,5,6]	26,467,894	1,092,957
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A3
3.37%	09/15/47		15,000,000	15,356,841
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2009-IWST, Class XA (IO)
1.87%	12/05/27	[1,4,5,6]	50,616,098	1,805,798

See accompanying notes to Schedule of Portfolio Investments.

142 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A2
4.61%	06/15/43	[1]	$12,104,190	$12,538,382
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2
3.62%	11/15/43	[1]	816,181	825,146
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[1]	5,833,340	5,998,399
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class XA
0.99%	02/15/46	[1,4,5,6]	25,286,756	547,117
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32	[1]	3,606,215	3,665,916
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class ASB
3.41%	01/15/46		14,100,000	14,429,069
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4
2.69%	04/15/46		11,643,479	11,646,626
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)
1.34%	04/15/46	[4,5,6]	14,695,156	771,456
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class A3
3.14%	06/15/45		1,165,027	1,171,716
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2005-2A, Class 1A
(LIBOR USD 1-Month plus 0.25%)
1.80%	09/25/30	[1,2]	661,959	657,209
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class 1A
(LIBOR USD 1-Month plus 0.20%)
1.75%	09/25/36	[1,2]	651,791	650,831
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F
6.32%	09/12/42	[1,6]	7,160,000	7,636,357
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A
5.81%	06/12/50	[6]	1,295,751	1,297,915
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		562,285	563,942

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		$1,360,000	$1,367,521
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class XA (IO)
0.87%	10/15/46	[4,5,6]	47,650,761	1,271,244
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA
1.39%	02/15/46	[4,5,6]	11,826,191	679,309
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%	07/13/29	[1]	6,715,000	6,874,605
Morgan Stanley Capital I Trust, Series 2015-420, Class A
3.73%	10/11/50	[1]	4,000,000	4,131,281
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%	07/15/45	[1]	8,151,000	8,526,697
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.83%	01/13/32	[1,6]	3,460,000	3,586,349
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class XA (IO)
0.45%	01/05/43	[1,4,5,6]	28,685,000	1,566,015
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ
5.48%	08/15/39	[6]	1,002,199	1,005,577
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30	[1]	3,370,000	3,404,912
VNDO Mortgage Trust, Series 2013-PENN, Class A
3.81%	12/13/29	[1]	3,314,000	3,418,257
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM
6.01%	02/15/51	[6]	2,549,642	2,557,696
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[1]	21,025,000	22,006,855
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A
2.71%	03/18/28	[1,6]	3,845,000	3,851,341
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[1]	2,964,308	3,007,954
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
1.75%	11/15/44	[1,4,5,6]	22,956,950	1,200,841
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA
1.58%	12/15/45	[1,4,5,6]	33,027,028	2,029,395

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 143

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA
1.85%	08/15/45	[1,4,5,6]	$48,580,828	$3,253,473
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA
1.96%	11/15/45	[1,4,5,6]	46,449,528	3,493,237
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class A2
1.96%	05/15/45		5,891,647	5,887,295
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2
3.22%	09/15/46		4,997,264	5,031,739
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class A2
2.92%	12/15/46		9,500,000	9,551,070
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class XA
0.66%	10/15/57	[4,5,6]	96,299,346	3,080,366

				317,824,994

Non-Agency Mortgage-Backed — 20.06%
Aames Mortgage Investment Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.56%)
2.11%	04/25/36	[2]	2,082,000	2,065,724
Accredited Mortgage Loan Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
1.83%	04/25/36	[2]	6,100,369	5,979,385
ACE Securities Corp., Series 2006-OP2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.70%	08/25/36	[2]	650,245	639,397
ACE Securities Corp., Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.38%)
1.93%	03/25/37	[2]	3,270,006	1,983,175
Adjustable Rate Mortgage Trust, Series 2005-4, Class 5A1
3.28%	08/25/35	[6]	3,693,055	3,403,918
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
(LIBOR USD 1-Month plus 0.23%)
1.78%	09/25/35	[2]	289,095	289,340
Adjustable Rate Mortgage Trust, Series 2007-1, Class 1A1
3.83%	03/25/37	[6]	4,596,883	4,277,766
Asset-Backed Funding Certificates, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.30%)
1.85%	05/25/37	[1,2]	6,032,000	5,426,229

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
2.55%	06/25/37	[2]	$5,173,967	$4,460,303
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
2.53%	12/25/34	[2]	2,046,241	2,010,608
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4
(LIBOR USD 1-Month plus 0.30%)
1.85%	01/25/36	[2]	5,000,000	4,731,149
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.24%)
1.79%	07/25/36	[2]	9,754,000	8,438,854
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		1,358,424	1,399,705
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		52,715	52,590
Banc of America Funding Trust, Series 2004-B, Class 5A1
3.81%	11/20/34	[6]	549,077	538,044
Banc of America Funding Trust, Series 2006-D, Class 3A1
3.52%	05/20/36	[6]	1,786,654	1,643,119
Banc of America Funding Trust, Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.22%)
1.72%	07/20/36	[2]	2,352,848	2,354,793
Banc of America Funding Trust, Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.29%)
1.79%	07/20/36	[2]	9,396,641	9,428,454
Banc of America Funding Trust, Series 2015-R3, Class 6A2
1.50%	05/27/36	[1,6]	16,864,519	14,695,509
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[1,6]	7,143,064	7,078,387
Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1
3.64%	12/25/35	[6]	2,793,914	2,786,090
BCAP LLC Trust, Series 2007-AA1, Class 2A1
(LIBOR USD 1-Month plus 0.18%)
1.73%	03/25/37	[2]	6,084,505	5,851,324
BCAP LLC Trust, Series 2013-RR2, Class 6A1
3.00%	06/26/37	[1,6]	53,589	53,762

See accompanying notes to Schedule of Portfolio Investments.

144 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2014-RR2, Class 6A1
(LIBOR USD 1-Month plus 0.24%)
1.57%	10/26/36	[1,2]	$14,595,118	$14,460,214
BCAP LLC Trust, Series 2015-RR2, Class 23A1
1.54%	03/28/37	[1,6]	975,695	978,252
Bear Stearns ALT-A Trust, Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.75%)
2.30%	01/25/35	[2]	14,935,000	14,646,795
Bear Stearns ALT-A Trust, Series 2005-2, Class 2A4
3.42%	04/25/35	[6]	3,160,100	3,130,021
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
2.09%	10/25/35	[2]	13,364,218	13,127,463
Bear Stearns ARM Trust, Series 2005-2, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.45%)
3.26%	03/25/35	[2]	282,816	286,544
Bear Stearns ARM Trust, Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.30%)
3.52%	10/25/35	[2]	5,030,472	5,139,880
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[6]	673,370	675,862
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		131,431	141,973
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
1.75%	09/25/47	[2]	12,735,858	11,965,663
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
1.80%	06/25/36	[2]	5,200,081	5,224,512
Chase Funding Trust, Series 2007-A1, Class 8A1
3.71%	02/25/37	[6]	1,705,386	1,746,128
CIM Trust, Series 2015-3AG, Class A1
(LIBOR USD 1-Month plus 1.75%)
3.11%	10/25/57	[1,2]	5,241,043	5,315,596
CIM Trust, Series 2016-4, Class A1
(LIBOR USD 1-Month plus 2.00%)
3.36%	10/25/57	[1,2]	10,075,955	10,453,699

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust, Series 2017-5, Class A1
2.30%	05/25/57	[1,6]	$11,348,083	$11,272,450
CIM Trust, Series 2017-8, Class A1
3.00%	12/01/65	[1]	18,364,249	18,405,601
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
1.81%	11/25/35	[2]	96,746	78,327
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
3.37%	06/25/36	[6]	444,966	426,571
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A2D
(LIBOR USD 1-Month plus 0.24%)
1.79%	08/25/36	[2]	2,278,388	2,234,151
Citigroup Mortgage Loan Trust, Inc., Series 2006-NC1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
1.69%	08/25/36	[2]	723,758	701,609
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
(LIBOR USD 1-Month plus 0.15%)
1.70%	08/25/36	[2]	51,006	51,052
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class M1
(LIBOR USD 1-Month plus 0.27%)
1.82%	08/25/36	[2]	8,972,899	8,943,458
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class M1
(LIBOR USD 1-Month plus 0.29%)
1.84%	10/25/36	[2]	12,000,000	12,120,685
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
(LIBOR USD 1-Month plus 0.20%)
1.75%	01/25/37	[2]	4,683,930	4,726,759
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A4
(LIBOR USD 1-Month plus 0.35%)
1.90%	03/25/37	[2]	7,639,855	7,631,305
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	[6]	35,612	37,777
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumualtive Average plus 1.48%)
2.54%	01/25/36	[2]	6,238,313	6,170,016
Countrywide Alternative Loan Trust, Series 2006-HY12, Class A5
3.39%	08/25/36	[6]	6,832,044	7,031,629

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 145

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Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates, Series 2004-15, Class MV4
(LIBOR USD 1-Month plus 1.28%)
2.60%	04/25/35	[2]	$6,468,510	$6,567,692
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
3.62%	11/20/34	[6]	17,670	17,955
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2
(LIBOR USD 1-Month plus 0.58%)
2.13%	04/25/35	[2]	6,443,246	6,136,156
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
(LIBOR USD 1-Month plus 0.58%)
2.13%	02/25/35	[2]	14,475	12,124
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.15%	05/25/35	[2]	138,425	129,470
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 3A1
3.50%	11/25/33	[6]	1,091,127	1,092,275
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 9A1
2.72%	06/25/34	[6]	128,291	126,254
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1
6.50%	12/25/35		915,625	720,065
Credit Suisse Mortgage Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		141,059	133,936
Credit Suisse Mortgage Trust, Series 2013-3R, Class 5A1
3.46%	10/27/36	[1,6]	213,250	214,280
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF4 (STEP)
3.46%	01/25/36		5,838,732	5,165,594
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP)
3.43%	12/25/36		1,000,000	680,533
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A2
(LIBOR USD 1-Month plus 0.11%)
1.66%	11/25/36	[2]	10,672,703	7,060,174

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP)
3.71%	01/25/37		$1,151,211	$578,554
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.27%	02/25/37		7,356,903	5,402,640
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.27%	02/25/37		1,760,814	1,292,915
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
3.86%	03/25/37		3,874,359	2,241,734
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A1A (LIBOR USD 1-Month plus 0.09%)
1.42%	04/25/37	[2]	4,339,326	4,185,752
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
1.39%	04/25/37	[2]	2,115,216	1,625,606
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
1.86%	01/19/45	[2]	1,202,239	1,097,221
DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.29%)
1.79%	10/19/45	[2]	6,891,638	6,848,611
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
1.70%	10/19/36	[2]	7,296,512	6,549,718
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
1.64%	04/19/47	[2]	2,790,687	2,635,448
First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
1.83%	03/25/36	[2]	15,096,000	14,892,058
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.13%	09/25/34	[6]	1,081,846	1,072,290
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A3
3.13%	09/25/34	[6]	1,663,542	1,648,848

See accompanying notes to Schedule of Portfolio Investments.

146 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
3.31%	12/25/35	[6]	$2,504,664	$2,347,421
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
3.19%	02/25/36	[6]	3,759,175	3,281,029
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA2, Class 2A1
3.28%	04/25/35	[6]	4,440,898	4,459,814
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
3.19%	09/25/35	[6]	5,632,720	5,453,870
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
3.27%	10/25/35	[6]	6,310,143	5,485,808
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
3.27%	11/25/35	[6]	3,379,758	3,188,054
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
3.21%	03/25/36	[6]	4,093,819	3,515,134
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1
3.26%	01/25/37	[6]	5,922,849	5,390,727
First Horizon Alternative Mortgage Securities, Series 2005-AA3, Class 3A1
3.33%	05/25/35	[6]	4,584,923	4,645,219
First Horizon Mortgage Pass-Through Trust, Series 2004-AR5, Class 2A1
3.60%	10/25/34	[6]	66,046	66,143
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 1A1
3.47%	09/25/35	[6]	4,424,152	4,046,241
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
3.33%	10/25/35	[6]	214,801	206,701
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1
3.67%	11/25/35	[6]	3,070,973	3,031,752
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
3.44%	08/25/37	[6]	222,337	193,334
GE Business Loan Trust, Series 2007-1A, Class A
(LIBOR USD 1-Month plus 0.17%)
1.65%	04/16/35	[1,2]	4,834,848	4,702,299
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 2A1
3.93%	09/19/35	[6]	2,417,576	2,206,324
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 3A1
3.93%	09/19/35	[6]	3,251,198	3,119,781

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.84%	04/19/36	[6]	$3,966,538	$3,775,951
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 2A
(LIBOR USD 1-Month plus 0.29%)
1.84%	07/25/35	[2]	2,895,019	2,866,331
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
(LIBOR USD 1-Month plus 0.18%)
1.73%	01/25/47	[2]	1	1
GSAMP Trust, Series 2005-HE5, Class M2
(LIBOR USD 1-Month plus 0.43%)
1.98%	11/25/35	[2]	10,000,000	10,028,593
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50% Cap)
4.17%	09/25/35	[2,4,5]	37,559	1,094
GSR Mortgage Loan Trust, Series 2005-AR4, Class 5A1
3.57%	07/25/35	[6]	1,866,511	1,740,998
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
3.51%	04/25/36	[6]	379,274	344,606
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
3.51%	05/25/37	[6]	1,706,427	1,534,714
HarborView Mortgage Loan Trust, Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
1.71%	09/19/46	[2]	19,325,894	17,850,195
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
1.70%	08/19/37	[2]	19,425,810	17,883,554
Home Equity Mortgage Loan Trust, Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.35%)
1.90%	03/25/36	[2]	10,925,230	10,794,173
Impac CMB Trust, Series 2005-2, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
2.07%	04/25/35	[2]	6,475,696	6,361,054
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.33%	10/25/35	[6]	3,629,816	3,180,022
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.27%)
1.82%	10/25/36	[2]	9,244,061	6,552,462

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 147

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
3.48%	05/25/36	[6]	$680,866	$610,537
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3
3.34%	06/25/36	[6]	6,264,411	6,156,576
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		67,701	71,893
JPMorgan Mortgage Acquisition Trust, Series 2006-ACC1, Class M1
(LIBOR USD 1-Month plus 0.27%)
1.82%	05/25/36	[2]	8,497,000	8,497,623
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
1.84%	07/25/36	[2]	12,135,000	11,858,913
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV1
(LIBOR USD 1-Month plus 0.23%)
1.78%	11/25/36	[2]	8,500,000	8,476,265
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV3
(LIBOR USD 1-Month plus 0.32%)
1.87%	11/25/36	[2]	14,417,000	14,423,558
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4
(LIBOR USD 1-Month plus 0.16%)
1.71%	06/25/36	[2]	12,234,002	12,150,117
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
3.64%	08/25/35	[6]	74,654	73,011
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.50%	05/25/36	[6]	61,997	58,781
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		400,174	391,622
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		240,914	255,844
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		7,210	7,295
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class 1A4
(LIBOR USD 1-Month plus 0.25%)
1.49%	06/25/37	[1,2]	3,726,393	3,419,096
Lehman XS Trust, Series 2005-4, Class 1A3
(LIBOR USD 1-Month plus 0.80%)
2.35%	10/25/35	[2]	148,812	147,344

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
1.85%	11/25/35	[2]	$7,063,629	$6,814,333
Lehman XS Trust, Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.25%)
1.80%	02/25/36	[2]	1,627,317	1,617,071
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
3.20%	11/25/33	[6]	419,314	440,781
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.82%	10/25/34	[6]	619,653	629,182
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
3.11%	04/25/34	[6]	120,181	121,318
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
3.63%	02/25/36	[6]	96,974	93,902
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2[7]
0.00%	03/25/47	4,5,8,†	20,725,600	—
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
1.83%	05/25/37	[2]	3,150,000	2,280,726
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D (IO)
(LIBOR USD 1-Month plus 0.33%)
1.88%	04/25/37	[2,4,5]	883,581	101,419
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
1.71%	10/25/36	[2]	1,164,173	892,592
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
1.76%	12/25/37	[2]	1,839,428	1,383,644
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
1.80%	07/25/37	[2]	1,423,479	981,358
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
1.55%	01/25/38	[2]	6,294,404	4,779,467
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
1.43%	03/25/37	[2]	881,445	588,510

See accompanying notes to Schedule of Portfolio Investments.

148 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
3.78%	10/25/33	[6]	$296,686	$306,001
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.40%)
4.01%	08/25/36	[2]	2,703,253	2,651,010
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		77,164	87,745
Morgan Stanley Capital I Trust, Series 2006-NC2, Class A2D
(LIBOR USD 1-Month plus 0.29%)
1.84%	02/25/36	[2]	3,825,040	3,638,259
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4
(LIBOR USD 1-Month plus 0.28%)
1.83%	02/25/36	[2]	4,515,696	4,443,233
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.01%	09/25/34	[6]	758,385	767,463
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
1.83%	11/25/35	[2]	84,170	84,766
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25%	02/25/21		238,572	236,389
Morgan Stanley Resecuritization Trust, Series 2013-R3, Class 12A
3.48%	01/26/47	[1,6]	101,968	102,412
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A (Federal Reserve US 12-Month Cumualtive Average plus 0.84%)
1.84%	11/26/46	[1,2]	4,227,800	4,100,366
MortgageIT Trust, Series 2005-2, Class 2A
(LIBOR USD 1-Month plus 1.65%)
3.01%	05/25/35	[2]	2,681,641	2,653,518
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
1.83%	10/25/35	[2]	4,680,000	4,604,963
MortgageIT Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.26%)
1.81%	12/25/35	[2]	771,633	768,609
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.33%)
1.88%	02/25/36	[2]	4,235,063	4,205,200

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
New York Mortgage Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
2.03%	02/25/36	[2]	$1,202,502	$1,154,417
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 4A1
3.94%	08/25/35	[6]	5,928,798	5,960,428
Nomura Resecuritization Trust, Series 2016-2R, Class 1A1
0.87%	09/26/36	[1]	9,933,275	9,468,852
Nomura Resecuritization Trust,
Series 2011-2RA, Class 1A2
3.55%	12/26/46	[1,6]	9,124,189	9,196,441
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[6]	11,390,042	7,240,599
Opteum Mortgage Acceptance Corp., Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.48%)
2.03%	07/25/35	[2]	11,301,000	10,434,680
Ownit Mortgage Loan Asset-Backed Certificates, Series 2006-2, Class A1
(LIBOR USD 1-Month plus 0.21%)
1.76%	01/25/37	[2]	15,079,841	14,253,735
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
1.86%	06/25/47	[2]	5,152,000	4,129,156
Residential Accredit Loans Trust, Series 2005-QA13, Class 2A1
4.31%	12/25/35	[6]	3,389,765	3,109,853
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
3.86%	04/25/35	[6]	258,455	252,652
Residential Accredit Loans Trust, Series 2005-QA7, Class A21
3.91%	07/25/35	[6]	1,776,555	1,685,499
Residential Accredit Loans Trust, Series 2005-QA8, Class CB21
4.06%	07/25/35	[6]	1,333,090	1,105,767
Residential Accredit Loans Trust, Series 2005-SP1, Class 4A1
7.00%	09/25/34		148,123	152,020
Residential Accredit Loans Trust, Series 2006-QS13, Class 2A1
5.75%	09/25/21		188,483	185,427
Residential Accredit Loans Trust, Series 2006-QS16, Class A6
6.00%	11/25/36		913,371	822,608
Residential Accredit Loans Trust, Series 2007-QS1, Class 2AV (IO)
0.17%	01/25/37	[4,5,6]	3,765,254	28,361

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 149

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securities Trust, Series 2004-KS9, Class AII4
(LIBOR USD 1-Month plus 0.60%)
2.15%	10/25/34	[2]	$17,910	$15,724
Residential Asset Securities Trust, Series 2005-KS9, Class M4
(LIBOR USD 1-Month plus 0.60%)
2.15%	10/25/35	[2]	5,465,000	5,313,630
Residential Asset Securities Trust, Series 2006-A9CB, Class A9
6.00%	09/25/36		6,161,285	3,898,050
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 1A
3.91%	04/25/37	[6]	328,967	220,614
Saxon Asset Securities Trust, Series 2005-4, Class M1
(LIBOR USD 1-Month plus 0.44%)
1.99%	11/25/37	[2]	8,400,000	8,269,045
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
1.78%	02/25/37	[2]	1,661,369	1,040,726
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR4, Class A2B
(LIBOR USD 1-Month plus 0.20%)
1.75%	05/25/37	[2]	2,960,024	2,039,239
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
1.70%	12/25/36	[2]	8,285,267	5,108,646
Soundview Home Loan Trust, Series 2006-WF2, Class M1
(LIBOR USD 1-Month plus 0.22%)
1.77%	12/25/36	[2]	12,750,000	12,604,099
Soundview Home Loan Trust, Series 2007-WMC1, Class 3A3
(LIBOR USD 1-Month plus 0.26%)
1.81%	02/25/37	[2]	1,181,163	472,129
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
3.42%	09/25/34	[6]	1,060,684	1,052,198
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A2
3.41%	03/25/34	[6]	1,780,632	1,807,148
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
3.46%	06/25/35	[6]	2,084,488	1,963,820
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 2A
3.55%	11/25/35	[6]	1,965,512	1,831,841

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class 1A3
3.49%	04/25/35	[6]	$5,276,295	$5,184,658
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
1.71%	12/25/36	[2]	204,914	187,431
Structured Asset Investment Loan Trust, Series 2004-6, Class A3
(LIBOR USD 1-Month plus 0.80%)
2.35%	07/25/34	[2]	19,113,530	18,957,304
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
2.95%	05/25/36	[6]	655,162	463,432
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.21%)
1.76%	05/25/36	[2]	562,723	443,609
Structured Asset Mortgage Investments, Inc., Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumualtive Average plus 1.50%)
2.56%	08/25/47	[2]	14,657,169	13,884,440
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 2A2
(LIBOR USD 1-Month plus 1.50%)
2.86%	02/25/35	[2]	199,269	196,733
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS, Class 2A1A
(LIBOR USD 1-Month plus 1.75%)
3.11%	03/25/35	[2]	2,780,524	2,693,680
Structured Asset Securities Corp., Series 2003-34A, Class 3A3
3.49%	11/25/33	[6]	119,040	120,129
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-04, Class 3A1
3.70%	10/25/37	[6]	3,404,625	3,304,437
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 2A1
3.74%	01/25/37	[6]	1,407,949	1,409,363
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 5A1
3.79%	01/25/37	[6]	648,079	650,996
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
1.66%	01/25/37	[2]	4,405,520	2,851,171
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
2.27%	11/25/34	[2]	316,937	316,792

See accompanying notes to Schedule of Portfolio Investments.

150 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
3.36%	01/25/35	[6]	$1,152,826	$1,182,245
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
1.97%	05/25/44	[2]	174,278	172,908
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.19%	01/25/45	[2]	325,329	323,736
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.32%)
1.87%	08/25/45	[2]	806,703	817,832
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
3.21%	10/25/35	[6]	2,621,588	2,642,254
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
1.84%	10/25/45	[2]	1,912,374	1,878,817
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
3.38%	12/25/35	[6]	53,174	49,400
WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3
3.36%	12/25/35	[6]	2,904,633	2,842,479
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
1.88%	01/25/45	[2]	1,501,222	1,486,531
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
2.01%	04/25/45	[2]	1,643,655	1,619,988
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.19%	07/25/45	[2]	1,496,349	1,494,340
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A (Federal Reserve US 12-Month Cumualtive Average plus 1.00%)
2.06%	02/25/46	[2]	8,858,679	8,707,108
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A (Federal Reserve US 12-Month Cumualtive Average plus 0.94%)
1.94%	05/25/46	[2]	3,769,348	3,707,863

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumualtive Average plus 0.98%)
2.04%	07/25/46	[2]	$7,125,401	$6,919,809
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
2.92%	03/25/37	[6]	3,523,910	3,286,869
WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A (Federal Reserve US 12-Month Cumualtive Average plus 0.70%)
1.76%	03/25/47	[2]	8,188,792	7,417,037
WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A (Federal Reserve US 12-Month Cumualtive Average plus 0.75%)
1.81%	06/25/47	[2]	2,634,395	2,517,489
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		52,372	51,407
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.25%)
1.80%	07/25/36	[2]	2,899,473	2,879,124
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
1.87%	03/25/37	[2]	4,690,000	3,730,438
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 1A1
3.35%	04/25/36	[6]	281,727	266,914
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 7A1
3.63%	10/25/35	[6]	1,720,332	1,698,621
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
3.39%	07/25/36	[6]	276,779	279,850
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
3.63%	10/25/36	[6]	1,375,186	1,358,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1
3.54%	03/25/36	[6]	2,412,930	2,449,088
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 3A2
3.61%	04/25/36	[6]	2,618,542	2,596,608

				816,924,462

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 151

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed — 7.22%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
(LIBOR USD 1-Month plus 0.34%)
1.58%	04/25/20	[2]	$24,153,812	$24,127,949
Fannie Mae-Aces, Series 2003-M2, Class D
4.68%	01/25/33	[6]	846,212	886,650
Fannie Mae-Aces, Series 2009-M2, Class X
1.46%	01/25/19	[6]	43,511,390	322,637
Fannie Mae-Aces, Series 2010-M5, Class X
0.90%	07/25/20	[6]	21,998,654	475,752
Fannie Mae-Aces, Series 2011-M5, Class X
1.13%	07/25/21	[6]	72,902,036	2,457,174
Fannie Mae-Aces, Series 2012-M17, Class X2
0.45%	11/25/22	[6]	138,259,149	2,275,054
Fannie Mae-Aces, Series 2012-M2, Class X
0.70%	02/25/22	[6]	82,150,094	1,859,361
Fannie Mae-Aces, Series 2012-M4, Class X1
0.55%	04/25/22	[6]	78,876,820	1,497,875
Fannie Mae-Aces, Series 2013-M13, Class FA
(LIBOR USD 1-Month plus 0.35%)
1.90%	05/25/18	[2]	4,651,344	4,643,565
Fannie Mae-Aces, Series 2013-M14, Class FA
(LIBOR USD 1-Month plus 0.35%)
1.90%	08/25/18	[2]	6,894,042	6,901,944
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		670,978	669,937
Fannie Mae-Aces, Series 2016-M11, Class X2
2.70%	07/25/39	[6]	95,993,552	6,933,753
Fannie Mae-Aces, Series 2016-M13, Class FA
(LIBOR USD 1-Month plus 0.67%)
1.91%	11/25/23	[2]	10,819,591	10,829,149
Fannie Mae-Aces, Series 2016-M2, Class X3
1.97%	04/25/36	[6]	31,637,786	1,942,497
Fannie Mae-Aces, Series 2016-M4, Class X2
2.70%	01/25/39	[6]	56,658,616	6,274,092

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
1.73%	08/25/24	[2]	$7,484,798	$7,504,740
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class AX1
1.27%	08/25/19	[6]	83,754,702	1,540,040
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		18,200,000	18,819,856
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		18,325,000	18,987,817
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class X1 (IO)
1.22%	04/25/20	[6]	50,520,363	993,912
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K008, Class X3
5.28%	08/25/20	[6]	11,970,000	1,439,561
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X2 (IO)
5.21%	09/25/40	[6]	10,498,652	1,334,763
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K702, Class X1 (IO)
1.46%	02/25/18	[6]	35,721,382	25,435
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K703, Class A2
2.70%	05/25/18		6,977,628	6,984,147
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K719, Class X1
0.46%	06/25/22	[6]	92,994,432	1,126,628
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K729, Class A1
2.95%	02/25/24		19,195,000	19,537,151
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A1
(LIBOR USD 1-Month plus 0.38%)
1.75%	07/25/20	[2]	1,477,097	1,477,917
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A2
(LIBOR USD 1-Month plus 0.55%)

See accompanying notes to Schedule of Portfolio Investments.

152 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
1.92%	07/25/20	[2]	$3,690,027	$3,697,757
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF04, Class A
(LIBOR USD 1-Month plus 0.31%)
1.68%	06/25/21	[2]	8,060,241	8,020,687
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
1.75%	05/25/22	[2]	16,224,098	16,088,078
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KGRP, Class A
(LIBOR USD 1-Month plus 0.38%)
1.75%	04/25/20	[2]	21,475,643	21,514,264
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ04, Class A1
1.38%	10/25/20		8,271,310	8,219,718
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ05, Class A1
1.42%	05/25/21		17,722,495	17,474,485
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ18, Class A1
2.46%	03/25/22		8,900,000	8,901,913
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X (IO)
3.27%	01/25/19	[6]	11,286,356	83,917
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
(LIBOR USD 1-Month plus 0.38%)
1.75%	08/25/23	[2]	5,361,152	5,369,312
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		3,055,000	3,142,943
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X
0.65%	09/25/25	[6]	104,500,000	4,483,264
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		3,075,021	3,105,030
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class AX
1.17%	01/25/20	[6]	30,306,550	567,299

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class X1
0.71%	12/25/22	[6]	$98,409,877	$2,189,472
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS01, Class X1 (IO)
1.33%	01/25/23	[6]	31,224,297	1,433,934
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[6]	492,568	493,851
Ginnie Mae, Series 2011-109, Class AB
2.70%	04/16/43		52,543	52,507
Ginnie Mae, Series 2011-152, Class IO
0.62%	08/16/51	[6]	19,620,120	383,825
Ginnie Mae, Series 2011-77, Class (IO)
0.62%	04/16/42	[6]	10,250,268	479,251
Ginnie Mae, Series 2011-86, Class B
3.00%	02/16/41		2,286,728	2,293,408
Ginnie Mae, Series 2011-9, Class D
3.52%	04/16/44	[6]	8,810,000	8,941,462
Ginnie Mae, Series 2012-112, Class IO
0.31%	02/16/53	[6]	72,293,631	1,673,626
Ginnie Mae, Series 2012-27, Class AD
2.90%	03/16/44		13,179,039	13,136,996
Ginnie Mae, Series 2014-103, Class IO
0.62%	05/16/55	[6]	43,413,603	1,713,824
Ginnie Mae, Series 2014-125, Class (IO)
0.97%	11/16/54	[6]	42,420,704	2,738,091
Ginnie Mae, Series 2016-22, Class IX
1.25%	06/16/38	[6]	18,624,629	1,817,740
Ginnie Mae, Series 2017-148, Class IO
0.66%	07/16/59	[6]	37,634,125	2,458,276
Ginnie Mae, Series 2017-44, Class IO
0.70%	04/17/51	[6]	26,800,024	1,674,656

				294,018,942

U.S. Agency Mortgage-Backed — 4.61%
Fannie Mae Pool 463617
4.91%	10/01/19		3,916,908	4,065,719
Fannie Mae Pool 464814
4.43%	04/01/20		2,839,912	2,965,419
Fannie Mae Pool 466973
3.85%	01/01/21		18,388,173	19,200,585
Fannie Mae Pool 468048
4.41%	05/01/21		1,658,747	1,751,547
Fannie Mae Pool 468551
3.98%	07/01/21		3,885,000	4,079,397
Fannie Mae Pool 468861
3.84%	08/01/21		3,888,182	4,069,578

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 153

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 469629
3.43%	12/01/21		$8,104,367	$8,400,561
Fannie Mae Pool 469853
3.32%	12/01/21		17,775,246	18,334,833
Fannie Mae Pool 471474
2.61%	05/01/19		3,190,000	3,207,035
Fannie Mae Pool 958777
4.43%	05/01/19		5,054,500	5,204,123
Fannie Mae Pool AE0134
4.40%	02/01/20		890,000	924,732
Fannie Mae Pool AE0918
3.67%	10/01/20		247,824	255,837
Fannie Mae Pool AL0151
4.38%	04/01/21		275,267	290,101
Fannie Mae Pool AL0290
4.45%	04/01/21		11,077,529	11,714,712
Fannie Mae Pool AL0600
4.30%	07/01/21		129,311	137,027
Fannie Mae Pool AL5584
4.42%	12/01/20		3,913,994	4,109,926
Fannie Mae Pool AN0026
3.48%	11/01/35		3,698,284	3,843,510
Fannie Mae Pool AN0564
3.20%	03/01/31		7,500,000	7,632,596
Fannie Mae Pool AN0971
3.11%	02/01/28		7,535,000	7,661,472
Fannie Mae Pool AN0976
3.26%	02/01/28		2,970,000	3,054,472
Fannie Mae Pool AN1151
3.20%	03/01/31		3,709,894	3,767,360
Fannie Mae Pool AN2799
2.21%	09/01/26		12,655,000	12,119,826
Fannie Mae Pool AN3516
(LIBOR USD 1-Month plus 0.65%)
2.02%	11/01/26	[2]	17,245,000	17,270,256
Fannie Mae Pool AN3597
(LIBOR USD 1-Month plus 0.64%)
2.01%	11/01/26	[2]	15,000,000	15,010,717
Fannie Mae Pool FN0000
3.59%	09/01/20		373,210	384,396
Fannie Mae Pool FN0003
4.28%	01/01/21		5,416,182	5,698,542
Fannie Mae REMICS, Series 2003-64, Class KS (-1.29 X LIBOR USD 1-Month plus 9.64%, 9.64% Cap)
7.63%	07/25/18	[2]	745	715
Fannie Mae REMICS, Series 2006-11, Class PS

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)
18.88%	03/25/36	[2]	$28,108	$43,915
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)
5.05%	03/25/36	[2]	1,575,596	260,517
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
4.50%	06/25/37	[2]	62,471	7,969
Fannie Mae REMICS, Series 2007-77, Class SK (IO)
4.32%	08/25/37	[2]	119,014	17,704
Fannie Mae REMICS, Series 2007-88, Class JI (IO)
4.90%	04/25/37	[2]	1,513,561	287,381
Fannie Mae REMICS, Series 2008-18, Class SM (IO)
5.45%	03/25/38	[2]	78,213	10,934
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
4.65%	07/25/38	[2]	353,441	56,798
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
5.05%	10/25/40	[2]	89,725	13,788
Fannie Mae REMICS, Series 2014-49, Class CF
(LIBOR USD 1-Month plus 1.00%)
2.57%	07/25/43	[2]	14,521,503	14,726,396
Freddie Mac REMICS, Series 2711, Class FA
(LIBOR USD 1-Month plus 1.00%)
2.48%	11/15/33	[2]	96,098	98,221
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
2.08%	10/15/33	[2]	430,514	435,756
Freddie Mac REMICS, Series 3327, Class LZ
6.00%	06/15/37		234,956	256,149
Freddie Mac REMICS, Series 3339, Class JS
(-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)
33.23%	07/15/37	[2]	21,066	39,846
Freddie Mac REMICS, Series 3404, Class AS (IO)
4.42%	01/15/38	[2]	93,947	14,605
Freddie Mac REMICS, Series 3439, Class SC (IO)
4.42%	04/15/38	[2]	67,289	9,149
Freddie Mac REMICS, Series 3828, Class TF
(LIBOR USD 1-Month plus 0.40%)
1.88%	04/15/29	[2]	61,127	61,227

See accompanying notes to Schedule of Portfolio Investments.

154 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 4030, Class HS (IO) (-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
5.13%	04/15/42	[2]	$214,230	$38,647
Freddie Mac REMICS, Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
2.57%	09/15/44	[2]	5,363,254	5,423,820
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[9]	32,920	29,366
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		166,662	35,102
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		271,238	20,782
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	1,000,930	20,121
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[2]	1,540,439	27,423
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		79,656	2,496
Ginnie Mae, Series 2013-135, Class CS (IO)
4.71%	09/16/43	[2]	3,953,696	601,557

				187,694,663

Total Mortgage-Backed
(Cost $1,609,838,032)				1,616,463,061

MUNICIPAL BONDS — 0.88%*
California — 0.25%
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		1,950,000	2,544,399
State of California, Build America Bonds
7.95%	03/01/36		6,650,000	7,429,181

				9,973,580

Massachusetts — 0.16%
Commonwealth of Massachusetts, Build America Bonds, Public Improvements
4.91%	05/01/29		4,490,000	5,279,746
Commonwealth of Massachusetts, Public Improvements, Series E
3.00%	04/01/44		1,325,000	1,242,201

				6,521,947

New York — 0.41%
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		3,000,000	3,365,730

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
City of New York, General Purpose, Public Improvements, Series B-3
3.05%	10/01/29		$2,000,000	$1,973,800
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		1,650,000	1,810,083
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Subseries F-2
2.90%	05/01/26		6,000,000	5,938,860
New York State Dormitory Authority, Build America Bonds
5.29%	03/15/33		3,100,000	3,642,624

				16,731,097

Wisconsin — 0.06%
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group
4.00%	11/15/39		750,000	790,447
4.00%	11/15/46		1,675,000	1,756,305

				2,546,752

Total Municipal Bonds
(Cost $35,048,818)				35,773,376

U.S. AGENCY SECURITIES — 0.08%
U.S. Agency Securities — 0.08%
Federal Farm Credit Bank
1.60%	05/03/18	[2]	3,250,000	3,252,396

Total U.S. Agency Securities
(Cost $3,249,972)
U.S. TREASURY SECURITIES — 1.32%
U.S. Treasury Notes — 1.32%
U.S. Treasury Notes
1.71%	01/31/18	[2]	20,000,000	20,006,198
2.00%	11/30/22		34,085,000	33,780,031

Total U.S. Treasury Securities
(Cost $53,988,938)				53,786,229

Total Bonds – 88.08%
(Cost $3,557,228,289)				3,587,510,351

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017 / 155

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Issues	Shares	Value
COMMON STOCK — 0.06%
Electric — 0.06%
Homer City Holdings LLC[1,4,5]	112,222	$2,244,440

Total Common Stock
(Cost $5,519,754)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 9.82%
Foreign Government Obligations — 6.02%
Japan Treasury Discount Bill, Series 711 (Japan)
0.00%[10]	01/10/18	[3]	$8,210,000,000	72,882,134
Japan Treasury Discount Bill, Series 716 (Japan)
0.00%[10]	01/29/18	[3]	16,665,000,000	147,948,364
Japan Treasury Discount Bill, Series 727 (Japan)
0.00%[10]	03/26/18	[3]	2,750,000,000	24,420,195

				245,250,693

Money Market Funds — 1.39%
Dreyfus Government Cash Management Fund
1.19%[11]			17,131,000	17,131,000
Fidelity Investments Money Market Funds - Government Portfolio
1.14%[11,12]			587	587
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.20%[11]			39,230,000	39,230,000

				56,361,587

U.S. Treasury Bills — 2.41%
U.S. Treasury Bills
0.87%[10]	01/18/18		27,000,000	26,985,195
0.90%[10]	02/01/18		39,000,000	38,959,036
1.07%[10]	03/01/18	[13]	2,339,000	2,334,224
1.28%[10]	04/19/18		30,000,000	29,875,603

				98,154,058

Total Short-Term Investments
(Cost $399,943,119)				399,766,338

Total Investments — 97.96%
(Cost $3,962,691,162)				3,989,521,129

Cash and Other Assets, Less Liabilities — 2.04%				83,275,274

Net Assets — 100.00%				$4,072,796,403

[1]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	Floating rate security. The rate disclosed was in effect at December 31, 2017.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $52,917,248, which is 1.30% of total net assets.

[6]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[7]	Non-income producing security.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2017.

[10]	Represents annualized yield at date of purchase.

[11]	Represents the current yield as of December 31, 2017.

[12]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $810,597.

[13]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,061,703.

†	Fair valued security. The aggregate value of fair valued securities is $7,781,440 , which is 0.19% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(EUR): Euro dollar

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

156 / N-Q Report December 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2017 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 73,197,044	JPY 8,210,000,000	Goldman Sachs International	01/10/18	$273,841
USD 148,895,812	JPY 16,665,000,000	Bank of America N.A.	01/29/18	736,139
USD 24,627,013	JPY 2,750,000,000	Goldman Sachs International	03/26/18	103,081

				1,113,061

USD 40,024,946	EUR 33,800,000	Bank of America N.A.	01/22/18	(622,086)

NET UNREALIZED APPRECIATION				$490,975

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	229	03/08/18	$(36,190,458)	$222,334	$222,334
U.S. Treasury Five Year Note	72	03/29/18	(8,363,813)	(20,395)	(20,395)
U.S. Treasury Ten Year Note	18	03/20/18	(2,404,125)	(3,132)	(3,132)
U.S. Treasury Thirty Year Ultra Bond	418	03/20/18	(70,080,313)	(366,674)	(366,674)

			(117,038,709)	(167,867)	(167,867)

TOTAL FUTURES CONTRACTS			$(117,038,709)	$(167,867)	$(167,867)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2017  /  157

Notes to Financial Statements

December 31, 2017 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust:

Net Asset Value:

The Net Asset Value (“NAV”) of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Funds use these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

158  /  N-Q Report December 2017

Notes to Financial Statements (Continued)

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on the trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the effective interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

As of and during the period ended December 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

N-Q Report December 2017  /  159

Notes to Financial Statements (Continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected as Level 2 of the fair value hierarchy.

Equity securities. Securities such as common stocks and warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service

160  /  N-Q Report December 2017

Notes to Financial Statements (Continued)

providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of December 31, 2017, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, common stocks, corporate bonds and warrants.

N-Q Report December 2017  /  161

Notes to Financial Statements (Continued)

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value December 31, 2017 is as follows:

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 177,580	$ —	$ 177,580
Money Market Funds	648,000	—	—	648,000
U.S. Treasury Bills	3,030,428	—	—	3,030,428
Long-Term Investments:
Asset-Backed Securities	—	883,647	—	883,647
Bank Loans	—	59,974	33,100	93,074
Corporates	—	7,067,969	—	7,067,969
Mortgage-Backed	—	4,750,405	82,396	4,832,801
Mutual Funds	447,791	—	—	447,791
U.S. Treasury Securities	1,710,210	—	—	1,710,210

Other Financial Instruments *

Assets:
Equity contracts	158,705	—	—	158,705
Foreign currency exchange contracts	—	2,684	—	2,684

Total	$5,995,134	$12,942,259	$115,496	$19,052,889

*Other financial instruments include foreign currency exchange contracts and futures. Equity contracts include futures.

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Foreign Government Obligations	$—	$5,327,393	$—	$5,327,393
Money Market Funds	5,364,000	—	—	5,364,000
U.S. Treasury Bills	19,557,748	—	—	19,557,748
Long-Term Investments:
Bank Loans	—	211,503,530	8,618,930	220,122,460
Corporates	—	10,183,420	—	10,183,420
Municipal Bonds	—	446,868	—	446,868

Other Financial Instruments *

Assets:
Foreign currency exchange contracts	—	29,223	—	29,223

Total	$24,921,748	$227,490,434	$8,618,930	$261,031,112

*Other financial instruments include foreign currency exchange contracts.

162  /  N-Q Report December 2017

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$16,176,000	$ —	$ —	$ 16,176,000
U.S. Treasury Bills	20,912,922	—	—	20,912,922
Long-Term Investments:
Bank Loans	—	54,206,211	6,109,330	60,315,541
Common Stock	1,124,748	—	10,539,355	11,664,103
Corporates	—	526,263,586	1,999,173	528,262,759
Mortgage-Backed	—	262,603	—	262,603
U.S. Treasury Securities	18,366,827	—	—	18,366,827
Warrant	—	—	90,083	90,083

Other Financial Instruments *

Assets:
Foreign currency exchange contracts	—	42,360	—	42,360
Liabilities:
Credit contracts	—	(205,341)	—	(205,341)
Foreign currency exchange contracts	—	(48,471)	—	(48,471)

Total	$56,580,497	$580,520,948	$18,737,941	$655,839,386

*Other financial instruments include swap contracts and foreign currency exchange contracts. Credit contracts include credit default swaps.

N-Q Report December 2017  /  163

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Foreign Government Obligations	$—	$22,237,484	$—	$22,237,484
Money Market Funds	59,033,872	—	—	59,033,872
U.S. Treasury Bills	19,816,382	—	—	19,816,382
Long-Term Investments:
Asset-Backed Securities	—	67,937,258	—	67,937,258
Bank Loans	—	6,023,480	1,412,278	7,435,758
Common Stock	—	—	160,280	160,280
Corporates	—	402,209,688	—	402,209,688
Mortgage-Backed	—	155,064,668	431,162	155,495,830
Municipal Bonds	—	19,395,483	—	19,395,483
U.S. Treasury Securities	362,046,846	20,409,757	—	382,456,603

Other Financial Instruments *

Assets:
Foreign currency exchange contracts	—	83,553	—	83,553
Interest rate contracts	75,589	—	—	75,589
Liabilities:
Foreign currency exchange contracts	—	(397,546)	—	(397,546)
Interest rate contracts	(410,507)	—	—	(410,507)

Total	$440,562,182	$692,963,825	$2,003,720	$1,135,529,727

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

164  /  N-Q Report December 2017

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$60,326,140	$ —	$ 60,326,140
Money Market Funds	101,546,581	—	—	101,546,581
U.S. Treasury Bills	2,523,836	—	—	2,523,836
Long-Term Investments:
Asset-Backed Securities	—	167,260,207	—	167,260,207
Bank Loans	—	12,830,430	8,632,271	21,462,701
Common Stock	—	—	2,130,020	2,130,020
Corporates	—	872,061,735	—	872,061,735
Mortgage-Backed	—	831,121,307	3,700,390	834,821,697
Municipal Bonds	—	629,190	—	629,190
Purchased Swaptions	—	21,837	—	21,837
U.S. Treasury Securities	718,886,971	—	—	718,886,971

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	532,189	—	532,189
Interest rate contracts	198,181	—	—	198,181
Liabilities:
Foreign currency exchange contracts	—	(1,017,791)	—	(1,017,791)
Interest rate contracts	(1,451,234)	(8,748)	—	(1,459,982)

Total	$821,704,335	$1,943,756,496	$14,462,681	$2,779,923,512

*Other financial instruments include foreign currency exchange contracts, futures and written swaptions. Interest rate contracts include futures and written swaptions.

N-Q Report December 2017  /  165

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets

Short-Term Investments:

Foreign Government Obligations	$ —	$ 5,415,596	$ —	$ 5,415,596

Money Market Funds	1,700,000	—	—	1,700,000

U.S. Treasury Bills	787,911	—	—	787,911

Long-Term Investments:

Asset-Backed Securities	—	10,267,945	209,106	10,477,051

Bank Loans	—	196,509	—	196,509

Corporates	—	32,126,050	—	32,126,050

Mortgage-Backed	—	43,010,564	1,288,423	44,298,987

Municipal Bonds	—	907,417	—	907,417

Other Financial Instruments *

Assets:

Foreign currency exchange contracts	—	42,351	—	42,351

Interest rate contracts	42,374	—	—	42,374

Liabilities:

Foreign currency exchange contracts	—	(15,644)	—	(15,644)

Total	$2,530,285	$91,950,788	$1,497,529	$95,978,602

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

166  /  N-Q Report December 2017

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets

Short-Term Investments:

Foreign Government Obligations	$ —	$ 3,822,636,833	$ —	$ 3,822,636,833

Money Market Funds	1,656,062,944	—	—	1,656,062,944

U.S. Agency Discount Notes	—	1,397,354,875	—	1,397,354,875

U.S. Treasury Bills	66,513,895	—	—	66,513,895

Long-Term Investments:

Asset-Backed Securities	—	4,136,229,391	10,392,290	4,146,621,681

Bank Loans	—	509,934,114	23,411,287	533,345,401

Common Stock	1,460,627	—	23,614,060	25,074,687

Corporates	—	23,728,890,590	24,482,655	23,753,373,245

Mortgage-Backed	—	30,722,263,877	17,402,157	30,739,666,034

Municipal Bonds	—	764,806,666	—	764,806,666

Purchased Options - Exchange Traded	9,937,500	—	—	9,937,500

U.S. Agency Securities	—	17,336,550	—	17,336,550

U.S. Treasury Securities	16,178,504,913	2,654,818,214	—	18,833,323,127

Other Financial Instruments *

Assets:

Foreign currency exchange contracts	—	18,976,004	—	18,976,004

Interest rate contracts	5,614,712	—	—	5,614,712

Liabilities:

Foreign currency exchange contracts	—	(28,992,364)	—	(28,992,364)

Interest rate contracts	(37,724,464)	—	—	(37,724,464)

Total	$17,880,370,127	$67,744,254,750	$99,302,449	$85,723,927,326

* Other financial instruments include foreign currency exchange contracts, futures and written options. Interest rate contracts include futures and written options.

N-Q Report December 2017  /  167

Notes to Financial Statements (Continued)

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets

Short-Term Investments:

Foreign Government Obligations	$ —	$ 1,820,193	$ —	$ 1,820,193

Money Market Funds	4,860,000	—	—	4,860,000

U.S. Treasury Bills	6,685,651	—	—	6,685,651

Long-Term Investments:

Asset-Backed Securities	—	2,613,108	—	2,613,108

Corporates	—	30,179,758	—	30,179,758

Mortgage-Backed	—	48,062,222	32,783	48,095,005

U.S. Treasury Securities	28,283,266	—	—	28,283,266

Other Financial Instruments *

Assets:

Foreign currency exchange contracts	—	42,853	—	42,853

Liabilities:

Foreign currency exchange contracts	—	(17,556)	—	(17,556)

Interest rate contracts	(257)	—	—	(257)

Total	$39,828,660	$82,700,578	$32,783	$122,562,021

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

168  /  N-Q Report December 2017

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets

Short-Term Investments:

Foreign Government Obligations	$ —	$ 245,250,693	$ —	$ 245,250,693

Money Market Funds	56,361,587	—	—	56,361,587

U.S. Treasury Bills	98,154,058	—	—	98,154,058

Long-Term Investments:

Asset-Backed Securities	—	523,384,706	—	523,384,706

Bank Loans	—	21,154,507	6,965,561	28,120,068

Common Stock	—	—	2,244,440	2,244,440

Corporates	—	1,266,764,925	2,235,666	1,269,000,591

Foreign Government Obligations	—	57,729,924	—	57,729,924

Mortgage-Backed	—	1,574,991,480	41,471,581	1,616,463,061

Municipal Bonds	—	35,773,376	—	35,773,376

U.S. Agency Securities	—	3,252,396	—	3,252,396

U.S. Treasury Securities	53,786,229	—	—	53,786,229

Other Financial Instruments *

Assets:

Foreign currency exchange contracts	—	1,113,061	—	1,113,061

Interest rate contracts	222,334	—	—	222,334

Liabilities:

Foreign currency exchange contracts	—	(622,086)	—	(622,086)

Interest rate contracts	(390,201)	—	—	(390,201)

Total	$ 208,134,007	$ 3,728,792,982	$ 52,917,248	$ 3,989,844,237

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

N-Q Report December 2017  /  169

Notes to Financial Statements (Continued)

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no financial assets and/or liabilities transferred from level 1 to level 2 or from level 2 to level 1 for the period ended December 31, 2017.

For the period ended December 31, 2017, a reconciliation of level 3 investments is presented when the Fund had a significant amount of level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of level 3 investments for which significant unobservable inputs were used in determining fair value:

ALPHATRAK 500 FUND	BANK LOANS	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$74,930	$66,570
Accrued discounts/premiums	(49)	(5,801)
Realized (loss)	(94)	—
Change in unrealized appreciation/ (depreciation)*	163	(4,165)
Purchases	19	25,792
Sales	(41,869)	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of December 31, 2017	$33,100	$82,396

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2017 was $(2,763) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2017.

FLOATING RATE INCOME FUND	BANK LOANS

Balance as of April 1, 2017	$14,643,546
Accrued discounts/premiums	10,296
Realized (loss)	(386,302)
Change in unrealized appreciation*	113,650
Purchases	2,953,179
Sales	(8,715,439)
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of December 31, 2017	$8,618,930

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2017 was $(235,584) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2017.

170  /  N-Q Report December 2017

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES		WARRANT

Balance as of April 1, 2017	$13,314,153	$767,223	$13,153,506		$346,020
Accrued discounts/premiums	13,207	—	4,325		—
Realized gain/(loss)	(27,013)	444,504	2,782		—
Change in unrealized appreciation/ (depreciation)*	(1,212,232)	(1,024,983)	13,648		(255,937)
Purchases	1,027,335		—		—
Sales	(7,006,120)	(738,707)	(83,770)		—
Transfers into Level 3**	—	—	—		—
Transfers out of Level 3**	—	—	—		—
Other***	—	11,091,318	(11,091,318)		—

Balance as of December 31, 2017	$6,109,330	$10,539,355	$1,999,173	****	$90,083

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2017 was $(1,142,197) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2017.

***Certain Level 3 investments were re-classified between Corporates and Common Stock during the period ended December 31, 2017.

**** As of December 31, 2017, Momentive Performane Materials, Inc. and Seventy Seven Energy, Inc., had a $0 market value.

INTERMEDIATE BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$3,197,008	$—	$176,099	$538,763
Accrued discounts/ premiums	842	—	—	(17,152)
Realized gain/(loss)	1,554	—	—	(3,465)
Change in unrealized (depreciation)*	(726)	(15,819)	—	(86,984)
Purchases	—	—	—	—
Sales	(1,786,400)	—	—	—
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—
Other***	—	176,099	(176,099)	—

Balance as of December 31, 2017	$1,412,278	$160,280	$—	$431,162

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2017 was $(90,945) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2017.

***Certain Level 3 investments were re-classified between Corporates and Common Stock during the period ended December 31, 2017.

N-Q Report December 2017  /  171

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2017	$17,006,597	$—	$2,370,677	$4,397,060
Accrued discounts/premiums	(503)	—	—	(71,602)
Realized gain	6,430	—	—	—
Change in unrealized appreciation/ (depreciation)*	34,577	(240,657)	—	(625,068)
Purchases	—	—	—	—
Sales	(8,414,830)	—	—	—
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—
Other***	—	2,370,677	(2,370,677)	—

Balance as of December 31, 2017	$8,632,271	$2,130,020	$ —	$3,700,390

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2017 was $(590,491) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2017.

***Certain Level 3 investments were re-classified between Corporates and Common Stock during the period ended December 31, 2017.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$266,936	$1,362,819
Accrued discounts/premiums	257	17,545
Realized (loss)	(58,087)	(614)
Change in unrealized (depreciation)*	—	(310,994)
Purchases	—	219,667
Sales	—	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of December 31, 2017	$209,106	$1,288,423

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2017 was $(340,351) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2017.

172  /  N-Q Report December 2017

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2017	$16,341,472	$55,094,852	$—	$38,276,920	$20,753,697
Accrued discounts/premiums	—	32,349	—	(26,814)	(698,377)
Realized (loss)	—	(153,668)	(432)	—	—
Change in unrealized appreciation/ (depreciation)*	(5,949,182)	(467,050)	(2,396,666)	1,044,014	(2,653,163)
Purchases	—	7,631,209	—	12,316,604	—
Sales	—	(38,726,405)	(228)	(1,116,683)	—
Transfers into Level 3**	—	—	—	—	—
Transfers out of Level 3**	—	—	—	—	—
Other***	—	—	26,011,386	(26,011,386)	—

Balance as of December 31, 2017	$10,392,290	$23,411,287	$23,614,060	$24,482,655	$17,402,157

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2017 was $(8,025,383) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2017.

***Certain Level 3 investments were re-classified between Corporates and Common Stock during the period ended December 31, 2017.

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$40,509
Accrued discounts/premiums	(3,707)
Realized (loss)	(1,268)
Change in unrealized (depreciation)*	(2,751)
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of December 31, 2017	$32,783 ***

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2017 was $(3,942) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2017.

*** As of December 31, 2017, MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 had a $0 market value.

N-Q Report December 2017  /  173

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2017	$11,393,267	$—	$2,473,774	$43,466,613
Accrued discounts/premiums	11,252	—	(4,394)	(1,186,184)
Realized (loss)	(9,311)	(39)	(5,944)	(353,851)
Change in unrealized appreciation/ (depreciation)*	6,188	(229,274)	72,962	(7,198,013)
Purchases	675,795	—	2,217,141	9,008,682
Sales	(5,111,630)	(21)	(44,099)	(2,265,666)
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—
Other***	—	2,473,774	(2,473,774)	—

Balance as of December 31, 2017	$ 6,965,561	$2,244,440	$ 2,235,666	$41,471,581	****

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2017 was $(6,767,789) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2017.

***Certain Level 3 investments were re-classified between Corporates and Common Stock during the period ended December 31, 2017.

**** As of December 31,2017, Master Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 had a $0 market value.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2017, are as follows:

ALPHATRAK 500 FUND	FAIR VALUE AT 12/31/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$33,100	Third-party Vendor	Vendor Prices	$99.91	$99.91

Mortgage-Backed Securities - Commercial Mortgage-Backed	$35,124	Third-party Vendor	Vendor Prices	0.65 - 6.39	4.64

Mortgage-Backed Securities-Non Agency	$47,272	Third-party Vendor	Vendor Prices	1.37	1.37

FLOATING RATE INCOME FUND	FAIR VALUE AT 12/31/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$8,618,930	Third-party Vendor	Vendor Prices	$40.25 - $101.38	$95.99

HIGH YIELD BOND FUND	FAIR VALUE AT 12/31/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$6,109,330	Third-party Vendor	Vendor Prices	$40.025-$100.44	$80.87

Common Stock	$10,539,355	Broker Quote	Offered Quote	11.00 - 47.50	20.17

Corporate Securities	$1,999,173	Third-party Vendor	Vendor Prices	0.00 - 108.50	99.51

Warrant	$90,083	Third-party Vendor	Vendor Prices	6.00 - 7.00	6.87

174  /  N-Q Report December 2017

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	FAIR VALUE AT 12/31/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$1,412,278	Third-party Vendor	Vendor Prices	$99.91	$99.91

Common Stock	$160,280	Third-party Vendor	Vendor Prices	20.00	20.00

Mortgage-Backed Securities-Commercial Mortgage-Backed	$431,162	Third-party Vendor	Vendor Prices	6.58	6.58

LOW DURATION BOND FUND	FAIR VALUE AT 12/31/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$8,632,271	Third-party Vendor	Vendor Prices	$82.25 - $99.91	$95.83

Common Stock	$2,130,020	Third-party Vendor	Vendor Prices	20.00	20.00

Mortgage-Backed Securities- Commercial Mortgage-Backed	$1,192,576	Third-party Vendor	Vendor Prices	6.58	6.58

Mortgage-Backed Securities-Non-Agency	$2,507,814	Third-party Vendor	Vendor Prices	1.83	1.83

STRATEGIC INCOME FUND	FAIR VALUE AT 12/31/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$209,106	Benchmark Pricing	Offered Quote	$17.83 - $37.00	$29.30

Mortgage-Backed Securities-Commercial Mortgage Backed	$1,093,740	Third-party Vendor	Vendor Prices	0.67 - 7.52	4.63

Mortgage-Backed Securities-Non-Agency	$194,683	Third-party Vendor	Vendor Prices	11.48	11.48

TOTAL RETURN BOND FUND	FAIR VALUE AT 12/31/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$10,392,290	Benchmark Pricing	Offered Quote	$35.00 - $37.00	$35.93

Bank Loans	$23,411,287	Third-party Vendor	Vendor Prices	87.17 - 99.91	96.04

Common Stock	$23,614,060	Third-party Vendor	Vendor Prices	20.00	20.00

Corporate Securities	$24,482,655	Third-party Vendor	Vendor Prices	117.30	117.30

Mortgage-Backed Securities-Commercial Mortgage-Backed	$17,850	Third-party Vendor	Vendor Prices	0.34	0.34

Mortgage-Backed Securities-Non- Agency	$17,384,307	Third-party Vendor	Vendor Prices	0.92 - 3.08	2.07

ULTRA SHORT BOND FUND	FAIR VALUE AT 12/31/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non-Agency	$32,783	Third-party Vendor	Vendor Prices	$0.00 - $1.37	$1.37

N-Q Report December 2017  /  175

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	FAIR VALUE AT 12/31/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$6,965,561	Third-party Vendor	Vendor Prices	$82.25 - $99.91	$89.66

Common Stock	$2,244,440	Third-party Vendor	Vendor Prices	20.00	20.00

Corporate Securities	$2,235,666	Third-party Vendor	Vendor Prices	117.30	117.30

Mortgage-Backed Securities-Commercial Mortgage-Backed	$41,340,707	Third-party Vendor	Vendor Prices	2.16 - 7.52	5.38

Mortgage-Backed Securities-Non-Agency	$130,874	Third-party Vendor	Vendor Prices	0.00 - 11.48	9.08

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process described below.

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Adviser with consent by the Adviser’s Pricing Working Group in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. The Adviser’s Pricing Working Group employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Adviser’s Pricing Working Group reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Trust’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Adviser, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Adviser’s Pricing Working Group consists of the Adviser’s General Counsel, Chief Compliance Officer, internal regulatory legal counsel, members of the Adviser’s Mutual Fund Administration Department, and a representative from the portfolio management team. The Adviser’s Pricing Working Group reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.

176  /  N-Q Report December 2017

Notes to Financial Statements (Continued)

Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended December 31, 2017, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of each respective Fund’s assets. The High Yield Bond Fund, Unconstrained Bond Fund, Floating Rate Income Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of each respective Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At December 31, 2017, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

N-Q Report December 2017  /  177

Notes to Financial Statements (Continued)

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the period ended December 31, 2017, the Funds did not receive any in-kind payments with respect to PIK securities.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of December 31, 2017, the Funds did not hold any repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements for the period ended December 31, 2017.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment. Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and

178  /  N-Q Report December 2017

Notes to Financial Statements (Continued)

credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value.A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of December 31, 2017, the Low Duration Bond Fund held written swaptions.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

N-Q Report December 2017  /  179

Notes to Financial Statements (Continued)

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Portfolio Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2017, for which a portfolio is the seller of protection are also disclosed. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At December 31, 2017, the Low Duration Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

180  /  N-Q Report December 2017

Notes to Financial Statements (Concluded)

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At December 31, 2017, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the Statements of Assets and Liabilities.

3.	Commitments and Contingencies

The Floating Rate Income Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of December 31, 2017:

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN

Dubois Chemicals, Inc., Delayed Draw Term Loan, 1st Lien	March 2024	$117,542	$1,208

PlayCore, Inc., Delayed-Draw Term Loan, 1st Lien	September 2024	59,921	546

WorldStrides, Delayed-Draw Term Loan B, 1st Lien	December 2024	76,927	1,030

Total Unfunded Commitments		$254,390	$2,784

From time to time, a Fund may become a party to certain legal proceedings incidental to the normal course of its business. As of December 31, 2017, management is not aware of any pending or threatened litigation against a Fund.

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

4.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At December 31, 2017, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019	SHORTTERM NON-EXPIRING AMOUNTS*	LONG TERM NON-EXPIRING AMOUNTS*

AlphaTrak 500 Fund	$62,522,182	$15,892,244	$12,617,196	$—	$—

Floating Rate Income Fund	—	—	—	—	1,168,179

High Yield Bond Fund	—	—	—	—	80,944,265

Low Duration Bond Fund	99,373,584	21,029,490	42,081,240	—	55,588,883

Strategic Income Fund	47,852,416	18,413,032	41,345,040	—	595,284

Ultra Short Bond Fund	17,068,161	14,894,875	10,083,524	134,340	4,787,137

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CRS filing at www.sec.gov.

N-Q Report December 2017  /  181

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	February 22, 2018

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date	February 22, 2018

* Print the name and title of each signing officer under his or her signature.